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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY			10020
(Address of principal executive offices)			(Zip code)

RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 34TH FLOOR NEW YORK, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	9/30

Date of reporting period:	3/31/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Reports to Shareholders.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2005 Semi-Annual Report

March 31, 2005

Morgan Stanley Institutional Fund Trust

Equity Portfolios

Equity

Mid Cap Growth

U.S. Mid Cap Value

U.S. Small Cap Value

Value

2005 Semi-Annual Report

March 31, 2005

Shareholder’s Letter	2
Expense Examples	3
Portfolios of Investments
Equity Portfolios:
Equity	5
Mid Cap Growth	8
U.S. Mid Cap Value	10
U.S. Small Cap Value	12
Value	14

Statements of Assets and Liabilities	17
Statements of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	21
Notes to Financial Statements	28
Trustee and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or SAI, which contains more complete information such as charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call 1 (800) 354-8185. Please read the prospectus carefully before you invest or send money. Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management’s website: www.morganstanley.com/im.

1

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Shareholder’s Letter

Dear Shareholders:

We are pleased to present to you the Fund’s Semi-Annual Report for the six months ended March 31, 2005. Our Fund currently consists of 17 portfolios, providing investors with a broad array of equity, fixed- income, and balanced portfolios. The Fund’s portfolios, together with the portfolios of the Morgan Stanley Institutional Fund, Inc., provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization), and fixed income (e.g., short, medium, and long duration; investment grade and high yield).

Sincerely,

Ronald E. Robison

Executive Vice President—
Principal Executive Officer

April 2005

2

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Expense Examples

Expense Examples

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, shareholder servicing fees (in the case of Investment Class), distribution (12b-1) fees (in the case of Adviser Class);  and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	October 1, 2004	March 31, 2005	October 1, 2004 — March 31, 2005

Equity Portfolio
Institutional Class
Actual	$1,000.00	$1,101.30	$3.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.69	3.27

* Expenses are equal to Institutional Class’ annualized expense ratios of 0.65%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Mid Cap Growth Portfolio
Institutional Class
Actual	$1,000.00	$1,107.50	$3.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.83	3.13

Adviser Class
Actual	1,000.00	1,106.00	4.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.59	4.39

* Expenses are equal to Institutional Class’ and Adviser Class’ annualized expense ratios of 0.62% and 0.87%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. Mid Cap Value Portfolio
Institutional Class
Actual	$1,000.00	$1,116.00	$4.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.60	4.37

Investment Class
Actual	1,000.00	1,115.10	5.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.88	5.10

Adviser Class
Actual	1,000.00	1,114.60	5.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.42	5.57

* Expenses are equal to Institutional Class’, Investment Class’ and Adviser Class’ annualized expense ratios of 0.86%, 1.01% and 1.11%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

3

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Expense Examples (cont’d)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	October 1, 2004	March 31, 2005	October 1, 2004 — March 31, 2005

U.S. Small Cap Value Portfolio
Institutional Class
Actual	$1,000.00	$1,096.20	$4.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.79	4.19

Adviser Class
Actual	1,000.00	1,094.50	5.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.55	5.43

* Expenses are equal to Institutional Class’ and Adviser Class’ annualized expense ratios of 0.83% and 1.08%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Value Portfolio
Institutional Class
Actual	$1,000.00	$1,085.10	$3.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.94	3.03

Investment Class
Actual	1,000.00	1,084.90	3.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.19	3.78

Adviser Class
Actual	1,000.00	1,084.00	4.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.69	4.28

* Expenses are equal to Institutional Class’, Investment Class’ and Adviser Class’ annualized expense ratios of 0.60%, 0.75% and 0.85%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

4

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments

Equity Portfolio

		Value
	Shares	(000)
Common Stocks (94.8%)
Consumer Discretionary (11.8%)
Clear Channel Communications, Inc.	111,790	$3,853
Honda Motor Co., Ltd. ADR	(c)173,980	4,356
Kohl’s Corp.	(a)56,980	2,942
Marriott International, Inc., Class A	16,520	1,104
McDonald’s Corp.	33,530	1,044
Target Corp.	31,640	1,583
Time Warner, Inc.	(a)285,110	5,004
Viacom, Inc., Class B	33,270	1,159
Walt Disney Co.	(c)127,390	3,660
		24,705
Consumer Staples (9.2%)
Altria Group, Inc.	37,210	2,433
Cadbury Schweppes plc ADR	(c)57,220	2,329
Coca-Cola Co. (The)	70,840	2,952
Kimberly-Clark Corp.	38,610	2,538
Kraft Foods, Inc., Class A	(c)47,250	1,562
Unilever N.V. (NY Shares)	44,810	3,066
Wal-Mart Stores, Inc.	84,960	4,257
		19,137
Energy (11.1%)
BP plc ADR	73,760	4,603
ConocoPhillips	32,320	3,485
Exxon Mobil Corp.	64,010	3,815
Royal Dutch Petroleum Co. (NY Shares)	76,990	4,623
Schlumberger Ltd.	55,180	3,889
Valero Energy Corp.	37,260	2,730
		23,145
Financials (20.7%)
Aegon N.V. (NY Shares)	(c)54,400	732
Bank of America Corp.	66,970	2,953
Charles Schwab Corp. (The)	161,690	1,699
Chubb Corp.	47,670	3,779
Citigroup, Inc.	104,380	4,691
Freddie Mac	58,500	3,697
Goldman Sachs Group, Inc.	7,050	775
Hartford Financial Services Group, Inc.	40,750	2,794
JPMorgan Chase & Co.	161,231	5,579
Lehman Brothers Holdings, Inc.	51,700	4,868
Merrill Lynch & Co., Inc.	76,310	4,319
PNC Financial Services Group, Inc.	26,720	1,376
Prudential Financial, Inc.	39,640	2,275
St. Paul Travelers Cos., Inc. (The)	77,674	2,853
State Street Corp.	20,650	903
		43,293
Health Care (15.3%)
Applera Corp. - Applied Biosystems Group (Tracking Stock)	21,170	418
Bausch & Lomb, Inc.	37,680	2,762
Bristol-Myers Squibb Co.	240,450	6,122
Chiron Corp.	(a)(c)46,470	1,629
CIGNA Corp.	35,930	3,209
Eli Lilly & Co.	49,050	2,556
GlaxoSmithKline plc ADR	(c)38,050	$1,747
Roche Holding AG ADR	76,440	4,111
Sanofi-Aventis ADR	57,700	2,443
Schering-Plough Corp.	218,320	3,962
Wyeth	69,730	2,941
		31,900
Industrials (8.0%)
Equifax, Inc.	53,660	1,647
General Electric Co.	130,460	4,704
Ingersoll-Rand Co., Ltd., Class A	21,890	1,744
Norfolk Southern Corp.	76,500	2,834
Northrop Grumman Corp.	41,790	2,256
Parker Hannifin Corp.	22,880	1,394
Raytheon Co.	54,700	2,117
		16,696
Information Technology (4.9%)
Accenture Ltd., Class A	(a)14,920	360
Hewlett-Packard Co.	78,080	1,713
Intel Corp.	71,200	1,654
International Business Machines Corp.	16,610	1,518
Micron Technology, Inc.	(a)118,190	1,222
Motorola, Inc.	114,160	1,709
Symantec Corp.	(a)96,720	2,063
		10,239
Materials (5.7%)
Bayer AG ADR	178,330	5,901
Dow Chemical Co. (The)	57,300	2,856
Lanxess	(a)16,819	347
Newmont Mining Corp.	68,940	2,913
		12,017
Telecommunication Services (4.0%)
France Telecom S.A. ADR	62,800	1,876
Nextel Communications, Inc., Class A	(a)50,640	1,439
Sprint Corp.	62,680	1,426
Verizon Communications, Inc.	99,640	3,537
		8,278
Utilities (4.1%)
American Electric Power Co., Inc.	50,010	1,703
Consolidated Edison, Inc.	26,570	1,121
Entergy Corp.	32,870	2,323
Exelon Corp.	37,030	1,699
FirstEnergy Corp.	42,110	1,766
		8,612
Total Common Stocks (Cost $178,515)		198,022

	Face
	Amount
	(000)
Short-Term Investments (11.2%)
Short-Term Debt Securities held as Collateral on Loaned Securities (5.8%)
Abbey National Treasury Services,
2.64%, 1/13/06	$ (h)181	181
ASAP Funding Ltd., 2.77%, 4/25/05	146	146
Banco Bilbao Viz Argentaria, N.Y., 2.81%, 5/16/05	122	122

The accompanying notes are an integral part of the financial statements.

5

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Equity Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt Securities held as Collateral on Loaned Securities (cont’d)
Bank of America Corp., 2.71%, 5/6/05	$121	$121
Bank of New York,
2.74%, 4/4/06	(h)122	122
2.83%, 10/28/05	(h)399	399
Bear Stearns,
2.93%, 4/15/05	(h)219	219
2.96%, 12/5/05	(h)107	107
Beta Finance, Inc.,
2.71%, 4/19/05	65	65
2.81%, 5/4/05	(h)122	122
2.90%, 6/10/05	72	72
Calyon, N.Y., 2.89%, 2/27/06	(h)97	97
CC USA, Inc.,
2.83%, 11/28/05	(h)146	146
2.91%, 6/8/05	242	242
2.92%, 10/28/05	(h)117	117
CIC, N.Y., 2.78%, 2/13/06	(h)365	365
CIT Group Holdings, 2.72%, 7/29/05	(h)153	153
Citigroup, Inc., 2.90%, 9/1/05	(h)117	117
Compass Securitization,
2.86%, 5/25/05	169	169
2.97%, 6/15/05	97	97
Credit Suisse First Boston, N.Y., 2.75%, 5/3/05	268	268
Deutsche Bank Securities, Inc., 2.87%, 4/1/05	549	549
Discover Card Master Trust, 2.80%, 5/16/05	(h)(k)162	162
Eni Coordination Center, 2.89%, 8/29/05	(h)122	122
Eurohypo AG, N.Y., 2.90%, 5/18/05	244	244
Galaxy Funding, Inc., 2.97%, 6/13/05	121	121
Giro Multi-Funding Corp., 3.00%, 6/15/05	242	242
Goldman Sachs Group LP, 2.79%, 2/15/06	(h)122	122
HBOS Treasury Services plc, N.Y.,
2.73%, 4/28/05	339	339
International Lease Finance Corp.,
3.04%, 9/22/05	(h)188	188
Internationale Nederlanden U.S. Funding,
2.88%, 6/3/05	158	158
K2 (USA) LLC,
2.78%, 2/15/06	(h)112	112
2.83%, 10/24/05-3/22/06	(h)453	453
Links Finance LLC,
2.83%, 9/26/05-10/27/05	(h)365	365
2.86%, 2/27/06	(h)146	146
Marshall & Ilsley Bank, 3.05%, 12/29/05	(h)341	341
Monte Dei Paschi, N.Y., 2.71%, 5/3/05	97	97
Nationwide Building Society,
2.77%, 1/13/06	(h)195	195
3.12%, 3/31/06	(h)283	283
Pfizer, Inc., 2.71%, 5/1/06	(h)244	244
Procter & Gamble Co., 2.93%, 5/1/06	(h)100	100
Royal Bank of Canada N.Y., 2.81%, 6/27/05	(h)244	244
Scaldis Capital LLC, 2.69%, 4/7/05	121	121
Sigma Finance, Inc.,
2.79%, 9/15/05	(h)244	244
2.84%, 3/22/06	(h)243	243
SLM Corp., 2.85%, 5/1/06	(h)244	244
Svenska Handelsbank N.Y., 2.82%, 5/10/05	$ (h)244	$244
Tango Finance Corp., 2.83%, 3/22/06	(h)205	205
UBS Securities LLC, 2.89%, 4/1/05	1,876	1,876
Washington Mutual Bank FA,
2.81%, 5/3/05	244	244
2.82%, 5/2/05	122	122
Westdeutsche Landesbank N.Y., 2.74%, 8/9/05	(h)122	122
Yorktown Capital LLC, 2.81%, 4/19/05	243	243
		12,182

	Shares
Investment Company held as Collateral on Loaned Securities (0.0%)
JPMorgan Securities Lending Collateral Investment Fund	82,832	83

	Face
	Amount
	(000)
Repurchase Agreement (5.4%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $11,204	$ (f)11,203	11,203
Total Short-Term Investments (Cost $23,468)		23,468
Total Investments (106.0%) (Cost $201,983) — Including $12,086 of Securities Loaned		221,490
Liabilites in Excess of Other Assets (-6.0%)		(12,625)
Net Assets (100%)		$208,865

(a)	Non-income producing security
(c)	All or a portion of security on loan at March 31, 2005.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50% due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2005.
(k)	Security’s issuer is an affiliate of the adviser. Held as collateral for securities on loan. (Note H)
ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

6

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Equity Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

7

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

		Value
	Shares	(000)
Common Stocks (98.0%)
Auto & Transportation (2.3%)
C.H. Robinson Worldwide, Inc.	365,577	$18,838
Expeditors International of Washington, Inc.	248,200	13,291
		32,129
Consumer Discretionary (38.4%)
Activision, Inc.	(a)671,733	9,942
Amazon.com, Inc.	(a)194,500	6,665
Career Education Corp.	(a)190,300	6,520
Cheesecake Factory (The)	(a)325,150	11,527
Chico’s FAS, Inc.	(a)580,546	16,406
ChoicePoint, Inc.	(a)438,761	17,599
Coach, Inc.	(a)245,820	13,921
Corporate Executive Board Co.	575,500	36,803
DreamWorks Animation SKG, Inc., Class A	(a)196,000	7,979
Electronic Arts, Inc.	(a)160,900	8,331
Fastenal Co.	111,700	6,178
Getty Images, Inc.	(a)398,800	28,359
Harman International Industries, Inc.	72,300	6,396
International Game Technology	888,204	23,679
International Speedway Corp., Class A	129,700	7,036
Iron Mountain, Inc.	(a)230,237	6,640
ITT Educational Services, Inc.	(a)132,574	6,430
Kerzner International Ltd.	(a)110,100	6,741
Lamar Advertising Co., Class A	(a)495,100	19,948
Laureate Education, Inc.	(a)298,000	12,751
Monster Worldwide, Inc.	(a)231,600	6,496
Overstock.com, Inc.	(a)118,800	5,107
P.F. Chang’s China Bistro, Inc.	(a)375,790	22,472
Penn National Gaming, Inc.	(a)688,800	20,237
Petsmart, Inc.	504,420	14,502
Pixar	(a)78,000	7,609
Royal Caribbean Cruises Ltd.	747,094	33,388
SCP Pool Corp.	450,500	14,353
Sears Holdings Corp.	(a)144,700	19,270
Sonic Corp.	(a)322,250	10,763
Station Casinos, Inc.	642,500	43,401
Strayer Education, Inc.	174,800	19,808
Univision Communications, Inc., Class A	(a)480,375	13,302
Urban Outfitters, Inc.	(a)319,000	15,302
Wynn Resorts Ltd.	(a)304,305	20,614
		526,475
Consumer Staples (0.5%)
Whole Foods Market, Inc.	68,600	7,006
Diversified (0.5%)
St. Joe Co. (The)	98,400	6,622
Financial Services (9.7%)
Ameritrade Holding Corp.	(a)601,500	6,141
Assurant, Inc.	318,315	10,727
Brascan Corp., Class A	572,626	21,617
Calamos Asset Management, Inc., Class A	576,400	15,517
Chicago Mercantile Exchange Holdings, Inc.	99,150	19,238
Interactive Data Corp.	(a)326,000	6,765
Legg Mason, Inc.	260,250	20,336
Moody’s Corp.	155,700	12,590
White Mountains Insurance Group Ltd.	32,562	$19,814
		132,745
Health Care (13.4%)
Bard (C.R.), Inc.	153,700	10,464
Cooper Cos., Inc. (The)	212,500	15,491
Dade Behring Holdings, Inc.	(a)317,300	18,699
Gen-Probe, Inc.	(a)444,400	19,802
Genzyme Corp.	(a)246,000	14,081
IDEXX Laboratories, Inc.	(a)119,200	6,456
Inamed Corp.	(a)327,800	22,907
Kinetic Concepts, Inc.	(a)256,614	15,307
Patterson Cos., Inc.	(a)465,200	23,237
Stericycle, Inc.	(a)438,825	19,396
VCA Antech, Inc.	(a)869,800	17,596
		183,436
Materials & Processing (5.2%)
Cameco Corp.	539,200	23,854
Mohawk Industries, Inc.	(a)112,500	9,484
Plum Creek Timber Co., Inc. REIT	282,900	10,100
Rinker Group Ltd. ADR	250,800	21,014
Sealed Air Corp.	(a)132,077	6,860
		71,312
Miscellaneous (0.7%)
Monsanto Co.	141,740	9,142
Other Energy (5.9%)
Peabody Energy Corp.	276,000	12,796
Questar Corp.	252,000	14,931
Ultra Petroleum Corp.	(a)815,690	41,437
XTO Energy, Inc.	352,533	11,577
		80,741
Producer Durables (2.4%)
Fisher Scientific International, Inc.	(a)168,424	9,587
Graco, Inc.	186,800	7,539
NVR, Inc.	(a)9,350	7,340
Rockwell Collins, Inc.	177,500	8,447
		32,913
Technology (16.6%)
Adobe Systems, Inc.	315,202	21,172
Akamai Technologies, Inc.	(a)649,100	8,263
Apple Computer, Inc.	(a)332,400	13,851
Autodesk, Inc.	318,200	9,470
Cognizant Technology Solutions Corp., Class A	(a)323,600	14,950
Crown Castle International Corp.	(a)1,448,047	23,256
Dolby Laboratories, Inc., Class A	(a)442,518	10,399
Flir Systems, Inc.	(a)212,000	6,424
Global Payments, Inc.	220,100	14,194
Juniper Networks, Inc.	(a)378,200	8,343
Marvell Technology Group Ltd.	(a)576,604	22,107
Mercury Interactive Corp.	(a)278,536	13,197
Network Appliance, Inc.	(a)409,100	11,316
Red Hat, Inc.	(a)941,000	10,266
Salesforce.com, Inc.	(a)876,000	13,131
Shanda Interactive Entertainment Ltd. ADR	(a)398,100	12,023

The accompanying notes are an integral part of the financial statements.

8

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Mid Cap Growth Portfolio

		Value
	Shares	(000)
Technology (cont’d)
Tessera Technologies, Inc.	(a)360,600	$15,589
		227,951
Utilities (2.4%)
NII Holdings, Inc.	(a)394,660	22,693
NTL, Inc.	(a)148,741	9,470
		32,163
Total Common Stocks (Cost $1,152,173)		1,342,635

	Face
	Amount
	(000)
Short-Term Investment (2.3%)
Repurchase Agreement (2.3%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $31,061 (Cost $31,059)	$ (f)31,059	31,059
Total Investments (100.3%) (Cost $1,183,232)		1,373,694
Liabilities in Excess of Other Assets (-0.3%)		(3,859)
Net Assets (100%)		$1,369,835

(a)	Non-income producing security
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50% due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*	Industries which do not appear in the top 10 industries and industries which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

9

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments

U.S. Mid Cap Value Portfolio

		Value
	Shares	(000)
Common Stocks (94.5%)
Consumer Discretionary (16.9%)
Dollar General Corp.	202,150	$4,429
Linens ‘N Things, Inc.	(a)200,140	4,969
Newell Rubbermaid, Inc.	205,530	4,509
Office Depot, Inc.	(a)219,140	4,861
Scholastic Corp.	(a)169,850	6,266
Valassis Communications, Inc.	(a)191,490	6,695
		31,729
Consumer Staples (2.5%)
Tyson Foods, Inc., Class A	284,700	4,749
Energy (7.8%)
Amerada Hess Corp.	30,950	2,977
Cooper Cameron Corp.	(a)85,610	4,898
Transocean, Inc.	(a)77,650	3,996
Valero Energy Corp.	38,080	2,790
		14,661
Financials (18.9%)
A.G. Edwards, Inc.	105,020	4,705
ACE Ltd.	97,720	4,033
Conseco, Inc.	(a)232,810	4,754
Horace Mann Educators Corp.	126,320	2,241
Macerich Co. (The) REIT	56,910	3,032
Northern Trust Corp.	110,870	4,816
PMI Group, Inc. (The)	145,230	5,520
Sovereign Bancorp, Inc.	285,410	6,325
		35,426
Health Care (10.6%)
Applera Corp. - Applied Biosystems Group (Tracking Stock)	303,250	5,986
Bausch & Lomb, Inc.	56,620	4,150
IMS Health, Inc.	143,110	3,491
Mylan Laboratories, Inc.	69,200	1,226
Watson Pharmaceuticals, Inc.	(a)166,050	5,103
		19,956
Industrials (18.4%)
Fluor Corp.	101,480	5,625
Goodrich Corp.	117,240	4,489
Hubbell, Inc., Class B	139,390	7,123
Manpower, Inc.	113,810	4,953
Pall Corp.	138,730	3,762
Southwest Airlines Co.	418,790	5,964
York International Corp.	67,800	2,656
		34,572
Information Technology (5.7%)
BISYS Group, Inc. (The)	(a)228,890	3,589
Sabre Holdings Corp., Class A	142,110	3,109
Tech Data Corp.	(a)108,120	4,007
		10,705
Materials (4.2%)
International Flavors & Fragrances, Inc.	9,630	380
Lyondell Chemical Co.	134,480	3,755
Sealed Air Corp.	(a)70,900	$3,683
		7,818
Telecommunication Services (2.2%)
CenturyTel, Inc.	124,710	4,096
Utilities (7.3%)
Constellation Energy Group, Inc.	100,500	5,196
Edison International	124,820	4,333
Wisconsin Energy Corp.	118,810	4,218
		13,747
Total Common Stocks (Cost $150,627)		177,459

	Face
	Amount
	(000)
Short-Term Investment (3.9%)
Repurchase Agreement (3.9%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $7,287 ($7,286)	$ (f)7,286	7,286
Total Investments (98.4%) (Cost $157,913)		184,745
Other Assets in Excess of Liabilities (1.6%)		2,977
Net Assets (100%)		$187,722

(a)	Non-income producing security
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50% due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

10

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

U.S. Mid Cap Value Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*	Industries which do not appear in the top 10 industries and industries which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

11

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments

U.S. Small Cap Value Portfolio

		Value
	Shares	(000)
Common Stocks (98.5%)
Basic Resources (7.4%)
Albany International Corp., Class A	135,800	$4,194
Apex Silver Mines Ltd.	(a)144,100	2,308
Cytec Industries, Inc.	106,200	5,761
Hercules, Inc.	(a)207,035	2,998
Reliance Steel & Aluminum Co.	102,200	4,089
Rock-Tenn Co., Class A	213,500	2,840
Schulman (A.), Inc.	189,600	3,303
		25,493
Consumer Durables (1.7%)
General Cable Corp.	(a)197,300	2,381
LoJack Corp.	(a)248,000	3,415
		5,796
Consumer Services (6.9%)
Aztar Corp.	(a)11,900	340
Banta Corp.	84,000	3,595
Cenveo, Inc.	(a)16,900	95
Intrawest Corp.	299,800	5,735
Jackson Hewitt Tax Service, Inc.	126,500	2,646
MoneyGram International, Inc.	208,500	3,939
Nexstar Broadcasting Group, Inc., Class A	(a)82,740	583
R.H. Donnelley Corp.	(a)56,800	3,300
Saga Communications, Inc., Class A	(a)9,217	149
Sinclair Broadcast Group, Inc., Class A	420,800	3,379
		23,761
Energy (7.6%)
Denbury Resources, Inc.	(a)203,100	7,155
Remington Oil & Gas Corp.	(a)147,500	4,649
St. Mary Land & Exploration Co.	69,180	3,462
Superior Energy Services, Inc.	(a)299,300	5,148
Universal Compression Holdings, Inc.	(a)146,120	5,534
		25,948
Financial Services (21.4%)
Alabama National Bancorporation	26,900	1,665
Anthracite Capital, Inc. REIT	342,900	3,820
Central Pacific Financial Corp.	105,200	3,540
Collegiate Funding Services LLC	(a)200,800	3,128
Conseco, Inc.	(a)214,800	4,386
First Niagara Financial Group, Inc.	218,900	2,892
Heritage Property Investment Trust REIT	80,400	2,386
Independent Bank Corp.	82,299	2,368
Integra Bank Corp.	131,400	2,909
Kilroy Realty Corp. REIT	25,700	1,051
Max Re Capital Ltd.	150,340	3,538
MB Financial, Inc.	63,100	2,417
MeriStar Hospitality Corp. REIT	(a)359,100	2,514
NYMAGIC, Inc.	80,900	1,917
Parkway Properties, Inc. REIT	41,488	1,937
PFF Bancorp, Inc.	61,150	1,688
Platinum Underwriters Holdings Ltd.	143,400	4,259
ProAssurance Corp.	(a)155,151	6,128
Provident Bancorp, Inc.	171,200	2,096
Provident Bankshares Corp.	85,800	2,828
R&G Financial Corp., Class B	64,450	$2,009
Reinsurance Group of America, Inc.	114,200	4,863
Triad Guaranty, Inc.	(a)85,600	4,503
United America Indemnity Ltd., Class A	(a)233,430	4,398
		73,240
Food & Tobacco (3.0%)
Corn Products International, Inc.	106,900	2,778
Delta & Pine Land Co.	110,600	2,986
Ralcorp Holdings, Inc.	92,600	4,385
		10,149
Health Care (5.9%)
Apria Healthcare Group, Inc.	(a)354,100	11,367
Bio-Rad Laboratories, Inc., Class A	(a)89,600	4,364
Icon plc ADR	(a)86,195	3,234
KV Pharmaceutical Co., Class A	(a)61,200	1,420
		20,385
Heavy Industry & Transportation (21.5%)
Acuity Brands, Inc.	198,060	5,348
Briggs & Stratton Corp.	65,300	2,378
CIRCOR International, Inc.	153,300	3,779
Diana Shipping, Inc.	(a)120,598	1,995
DRS Technologies, Inc.	(a)217,600	9,248
Geo Group, Inc. (The)	(a)141,400	4,041
Gevity HR, Inc.	91,300	1,746
Laidlaw International, Inc.	(a)324,700	6,754
Moog, Inc., Class A	(a)76,200	3,444
Overnite Corp.	149,500	4,782
Pacer International, Inc.	(a)244,700	5,846
School Specialty, Inc.	(a)151,200	5,921
TBC Corp.	(a)260,000	7,244
Terex Corp.	(a)118,720	5,140
Watts Water Technologies, Inc., Class A	179,500	5,853
		73,519
Retail (8.3%)
AFC Enterprises, Inc.	(a)365,600	9,327
Central Garden & Pet Co.	(a)153,314	6,724
Denny’s Corp.	(a)909,800	4,322
Linens ‘N Things, Inc.	(a)34,500	857
New York & Co., Inc.	(a)133,200	2,673
Stage Stores, Inc.	(a)124,700	4,787
		28,690
Technology (10.5%)
Adtran, Inc.	90,300	1,593
Belden CDT, Inc.	192,450	4,274
CCC Information Services Group	(a)166,739	3,810
Creo, Inc.	(a)243,600	3,912
EMS Technologies, Inc.	(a)115,700	1,573
Hummingbird Ltd.	(a)125,625	3,014
Intergraph Corp.	(a)112,800	3,250
Lipman Electronic Engineering Ltd.	(a)86,800	2,495
MAXIMUS, Inc.	155,000	5,191
Methode Electonics, Inc.	188,400	2,281

The accompanying notes are an integral part of the financial statements.

12

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

U.S. Small Cap Value Portfolio

		Value
	Shares	(000)
Technology (cont’d)
MSC.Software Corp.	(a)402,600	$4,459
		35,852
Utilities (4.3%)
AGL Resources, Inc.	148,800	5,198
PNM Resources, Inc.	229,650	6,127
Premiere Global Services, Inc.	(a)22,606	256
UGI Corp.	68,900	3,129
		14,710
Total Common Stocks (Cost $273,781)		337,543

	Face
	Amount
	(000)
Short-Term Investment (1.8%)
Repurchase Agreement (1.8%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $6,142 (Cost $6,142)	$ (f)6,142	6,142
Total Investments (100.3%) (Cost $279,923)		343,685
Liabilities in Excess of Other Assets (-0.3%)		(964)
Net Assets (100%)		$342,721

(a)	Non-income producing security
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50% due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*	Industries which do not appear in the top 10 industries and industries which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

13

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments

Value Portfolio

		Value
	Shares	(000)
Common Stocks (97.0%)
Consumer Discretionary (10.6%)
Clear Channel Communications, Inc.	988,200	$34,063
Eastman Kodak Co.	(c)306,500	9,976
Federated Department Stores, Inc.	115,900	7,376
Jones Apparel Group, Inc.	374,900	12,555
Liberty Media Corp., Class A	(a)2,315,700	24,014
Mattel, Inc.	542,100	11,574
May Department Stores Co. (The)	201,800	7,471
Time Warner, Inc.	(a)1,080,900	18,970
Viacom, Inc., Class B	217,100	7,562
Walt Disney Co.	1,174,900	33,755
		167,316
Consumer Staples (11.4%)
Altria Group, Inc.	549,300	35,919
Coca-Cola Co. (The)	484,800	20,201
CVS Corp.	276,300	14,539
Kimberly-Clark Corp.	580,100	38,130
Kraft Foods, Inc., Class A	(c)722,300	23,872
Unilever N.V. (NY Shares)	453,800	31,049
Wal-Mart Stores, Inc.	339,300	17,002
		180,712
Energy (6.5%)
ConocoPhillips	82,600	8,908
GlobalSantaFe Corp.	249,600	9,245
Halliburton Co.	958,200	41,442
Petroleo Brasileiro S.A. (Preference) ADR	116,700	4,489
Petroleo Brasileiro S.A. ADR	(c)199,500	8,814
Schlumberger Ltd.	82,200	5,794
Total S.A. ADR	189,000	22,157
Transocean, Inc.	(a)48,200	2,480
		103,329
Financials (22.7%)
AMBAC Financial Group, Inc.	79,600	5,950
American International Group, Inc.	142,900	7,918
Assurant, Inc.	(c)128,500	4,330
Bank of America Corp.	999,300	44,069
Bank of New York Co., Inc. (The)	366,000	10,632
Berkshire Hathaway, Inc., Class B	(a)(c)500	1,428
Capital One Financial Corp.	29,600	2,213
Chubb Corp.	381,800	30,265
Citigroup, Inc.	916,500	41,188
Fannie Mae	115,500	6,289
Freddie Mac	1,017,400	64,300
Genworth Financial, Inc.	268,400	7,386
Hartford Financial Services Group, Inc.	55,100	3,778
JPMorgan Chase & Co.	353,400	12,228
Lehman Brothers Holdings, Inc.	70,500	6,638
Merrill Lynch & Co., Inc.	184,000	10,414
Metlife, Inc.	190,000	7,429
PNC Financial Services Group, Inc.	425,200	21,889
St. Paul Travelers Cos., Inc. (The)	191,415	7,031
SunTrust Banks, Inc.	41,600	2,998
Torchmark Corp.	300,300	15,676
Wachovia Corp.	178,800	9,103
Wells Fargo & Co.	591,700	$35,384
		358,536
Health Care (15.7%)
AmerisourceBergen Corp.	(c)245,200	14,048
Bristol-Myers Squibb Co.	2,450,200	62,382
GlaxoSmithKline plc ADR	(c)1,583,600	72,719
Pfizer, Inc.	935,300	24,570
Roche Holding AG ADR	475,300	25,561
Sanofi-Aventis ADR	(c)212,700	9,006
Schering-Plough Corp.	1,115,100	20,239
Wyeth	459,800	19,394
		247,919
Industrials (0.3%)
Southwest Airlines Co.	336,600	4,793
Information Technology (4.7%)
Affiliated Computer Services, Inc., Class A	(a)220,600	11,745
Check Point Software Technologies Ltd.	(a)(c)98,100	2,133
Cisco Systems, Inc.	(a)268,800	4,809
First Data Corp.	180,800	7,107
Flextronics International Ltd.	(a)(c)332,200	4,000
Hewlett-Packard Co.	569,200	12,488
Intel Corp.	33,200	771
International Business Machines Corp.	33,100	3,024
Jabil Circuit, Inc.	(a)85,900	2,450
Lexmark International, Inc., Class A	(a)52,600	4,206
Microsoft Corp.	205,700	4,972
Nokia Oyj ADR	(a)(c)274,400	4,234
Novellus Systems, Inc.	(a)39,000	1,042
SunGard Data Systems, Inc.	(a)263,300	9,084
Telefonaktiebolaget LM Ericsson ADR	(a)(c)85,700	2,417
		74,482
Materials (12.9%)
Alcoa, Inc.	1,037,200	31,521
Dow Chemical Co. (The)	260,400	12,981
E.I. du Pont de Nemours & Co.	775,800	39,752
Georgia-Pacific Corp.	1,187,810	42,155
International Paper Co.	1,827,000	67,215
Neenah Paper, Inc.	(c)14,809	498
Rohm & Haas Co.	228,100	10,949
		205,071
Telecommunication Services (8.1%)
Amdocs Ltd.	(a)67,000	1,903
SBC Communications, Inc.	1,943,300	46,037
Sprint Corp.	(c)1,298,200	29,534
Verizon Communications, Inc.	1,424,200	50,559
		128,033
Utilities (4.1%)
American Electric Power Co., Inc.	360,900	12,292
Constellation Energy Group, Inc.	271,900	14,057
Dominion Resources, Inc.	189,000	14,067
FirstEnergy Corp.	366,000	15,354
Public Service Enterprise Group, Inc.	159,300	8,665
		64,435

The accompanying notes are an integral part of the financial statements.

14

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Value Portfolio

		Value
		(000)
Total Common Stocks (Cost $1,376,334)		$1,534,626

	Face
	Amount
	(000)
Short-Term Investments (8.4%)
Short-Term Debt Securities held as Collateral on Loaned Securities (5.5%)
Abbey National Treasury Services,	$ (h)1,281	1,281
2.64%, 1/13/06
ASAP Funding Ltd., 2.77%, 4/25/05	1,032	1,032
Banco Bilbao Viz Argentaria, N.Y., 2.81%, 5/16/05	863	863
Bank of America Corp., 2.71%, 5/6/05	857	857
Bank of New York,
2.74%, 4/4/06	(h)863	863
2.83%, 10/28/05	(h)2,830	2,830
Bear Stearns,
2.93%, 4/15/05	(h)1,554	1,554
2.96%, 12/5/05	(h)760	760
Beta Finance, Inc.,
2.71%, 4/19/05	464	464
2.81%, 5/4/05	(h)864	864
2.90%, 6/10/05	514	514
Calyon, N.Y., 2.89%, 2/27/06	(h)690	690
CC USA, Inc.,
2.83%, 11/28/05	(h)1,037	1,037
2.91%, 6/8/05	1,713	1,713
2.92%, 10/28/05	(h)829	829
CIC, N.Y., 2.78%, 2/13/06	(h)2,588	2,588
CIT Group Holdings, 2.72%, 7/29/05	(h)1,086	1,086
Citigroup, Inc., 2.90%, 9/1/05	(h)829	829
Compass Securitization,
2.86%, 5/25/05	1,200	1,200
2.97%, 6/15/05	685	685
Credit Suisse First Boston, N.Y., 2.75%, 5/3/05	1,898	1,898
Deutsche Bank Securities, Inc., 2.87%, 4/1/05	3,886	3,886
Discover Card Master Trust, 2.80%, 5/16/05	(h)(k)1,150	1,150
Eni Coordination Center, 2.89%, 8/29/05	(h)863	863
Eurohypo AG, N.Y., 2.90%, 5/18/05	1,726	1,726
Galaxy Funding, Inc., 2.97%, 6/13/05	857	857
Giro Multi-Funding Corp., 3.00%, 6/15/05	1,714	1,714
Goldman Sachs Group LP, 2.79%, 2/15/06	(h)863	863
HBOS Treasury Services plc, N.Y.,	2,405	2,405
2.73%, 4/28/05
International Lease Finance Corp.,	(h)1,330	1,330
3.04%, 9/22/05
Internationale Nederlanden U.S. Funding,	1,116	1,116
2.88%, 6/3/05
K2 (USA) LLC,
2.78%, 2/15/06	(h)794	794
2.83%, 10/24/05-3/22/06	(h)3,209	3,209
Links Finance LLC,
2.83%, 9/26/05-10/27/05	(h)2,588	2,588
2.86%, 2/27/06	(h)1,036	1,036
Marshall & Ilsley Bank, 3.05%, 12/29/05	(h)2,416	2,416
Monte Dei Paschi, N.Y., 2.71%, 5/3/05	690	690
Nationwide Building Society,
2.77%, 1/13/06	$ (h)1,381	$1,381
3.12%, 3/31/06	(h)2,002	2,002
Pfizer, Inc., 2.71%, 5/1/06	(h)1,726	1,726
Procter & Gamble Co., 2.93%, 5/1/06	(h)708	708
Royal Bank of Canada N.Y., 2.81%, 6/27/05	(h)1,726	1,726
Scaldis Capital LLC, 2.69%, 4/7/05	861	861
Sigma Finance, Inc.,
2.79%, 9/15/05	(h)1,726	1,726
2.84%, 3/22/06	(h)1,726	1,726
SLM Corp., 2.85%, 5/1/06	(h)1,726	1,726
Svenska Handelsbank N.Y., 2.82%, 5/10/05	(h)1,726	1,726
Tango Finance Corp., 2.83%, 3/22/06	(h)1,450	1,450
UBS Securities LLC, 2.89%, 4/1/05	13,289	13,289
Washington Mutual Bank FA,
2.81%, 5/3/05	1,726	1,726
2.82%, 5/2/05	863	863
Westdeutsche Landesbank N.Y.,
2.74%, 8/9/05	(h)863	863
Yorktown Capital LLC, 2.81%, 4/19/05	1,722	1,722
		86,301

	Shares
Investment Company held as Collateral on Loaned Securities (0.0%)
JPMorgan Securities Lending Collateral Investment Fund	586,791	587

	Face
	Amount
	(000)
Repurchase Agreement (2.9%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $45,342	$ (f)45,338	45,338
Total Short-Term Investments (Cost $132,226)		132,226
Total Investments (105.4%) (Cost $1,508,560) — Including $85,878 of Securities Loaned		1,666,852
Liabilities in Excess of Other Assets (-5.4%)		(85,315)
Net Assets (100%)		$1,581,537

(a)	Non-income producing security
(c)	All or a portion of security on loan at March 31, 2005.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50% due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2005.

The accompanying notes are an integral part of the financial statements.

15

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Value Portfolio

(k)	Security’s issuer is an affiliate of the adviser. Held as collateral for securities on loan. (Note H)
ADR	American Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*                 Industries which do not appear in the top 10 industries and industries which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

16

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Statements of Assets and Liabilities

	Equity Portfolio (000)	Mid Cap Growth Portfolio (000)	U.S. Mid Cap Value Portfolio (000)	U.S. Small Cap Value Portfolio (000)	Value Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$201,983	$1,183,232	$157,913	$279,923	$1,508,560
Investments in Securities of Unaffiliated Issuers, at Value:(1)	221,490	1,373,694	184,745	343,685	1,666,852
Cash	1	1	2	#—	#—
Receivable for Portfolio Shares Sold	169	2,407	362	381	1,342
Receivable for Investments Sold	1,319	7,259	3,082	1,320	—
Dividends Receivable	369	137	273	292	3,273
Interest Receivable	1	2	1	#—	4
Other Assets	5	33	7	31	33
Total Assets	223,354	1,383,533	188,472	345,709	1,671,504
Liabilities:
Collateral on Securities Loaned, at Value	12,265	—	—	—	86,888
Bank Overdraft Payable	—	—	—	19	—
Payable for Investments Purchased	1,803	9,058	—	1,902	—
Payable for Portfolio Shares Redeemed	109	2,513	245	365	688
Payable for Investment Advisory Fees	247	1,692	396	578	1,838
Payable for Administration Fees	17	100	17	27	113
Payable for Custodian Fees	11	26	10	17	29
Payable for Trustees’ Fees and Expenses	9	33	25	21	25
Payable for Distribution Fees — Adviser Class	#—	164	11	5	258
Payable for Shareholder Servicing Fees — Investment Class	—	—	1	—	7
Other Liabilities	28	112	45	54	121
Total Liabilities	14,489	13,698	750	2,988	89,967
Net Assets	$208,865	$1,369,835	$187,722	$342,721	$1,581,537
Net Assets Consist Of:
Paid-in Capital	$276,579	$2,195,418	$378,034	$268,556	$1,398,290
Undistributed (Distributions in Excess of) Net Investment Income	756	(1,808)	634	1,373	6,854
Accumulated Net Realized Gain (Loss)	(87,977)	(1,014,237)	(217,778)	9,030	18,101
Unrealized Appreciation (Depreciation) on:
Investments	19,507	190,462	26,832	63,762	158,292
Net Assets	$208,865	$1,369,835	$187,722	$342,721	$1,581,537
INSTITUTIONAL CLASS:
Net Assets	$208,865	$611,233	$131,594	$317,675	$312,062
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	18,458,873	29,801,109	5,602,697	14,227,557	17,637,332
Net Asset Value, Offering and Redemption Price Per Share	$11.32	$20.51	$23.49	$22.33	$17.69
INVESTMENT CLASS:
Net Assets	$—	$—	$5,829	$—	$53,972
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	—	—	249,317	—	3,046,329
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$23.38	$—	$17.72
ADVISER CLASS:*
Net Assets	$—	$758,602	$50,299	$25,046	$1,215,503
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	—	37,853,241	2,152,351	1,125,782	68,785,588
Net Asset Value, Offering and Redemption Price Per Share	$—	$20.04	$23.37	$22.25	$17.67

(1) Including:
Securities on Loan, at Value:	12,086	—	—	—	85,878

#                 Amount is less than $500.

*                 On January 3, 2005, the Adviser Class of the Equity Portfolio was fully liquidated. However, this class is still active.

The accompanying notes are an integral part of the financial statements.

17

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2005

	Equity Portfolio (000)	Mid Cap Growth Portfolio (000)	U.S. Mid Cap Value Portfolio (000)	U.S. Small Cap Value Portfolio (000)	Value Portfolio (000)
Investment Income†:
Dividends	$2,076	$3,228	$1,836	$2,637	$17,527
Interest	114	270	145	104	782
Total Investment Income	2,190	3,498	1,981	2,741	18,309
Expenses:
Investment Advisory Fees (Note B)	486	3,475	957	1,294	3,542
Administration Fees (Note C)	78	541	99	143	567
Custodian Fees (Note E)	17	39	15	23	46
Shareholder Reporting Fees	11	107	1	29	78
Professional Fees	19	61	24	29	64
Shareholder Servicing Fees — Investment Class Shares (Note D)	—	—	6	—	36
Distribution Fees — Adviser Class Shares (Note D)	—	957	63	30	1,385
Tranfer Agency Fees (Note F)	4	12	10	6	9
Trustees’ Fees and Expenses	2	13	5	5	12
Other Expenses	29	73	31	44	60
Total Expenses	646	5,278	1,211	1,603	5,799
Expense Offset (Note E)	#—	#—	#—	#—	—
Net Expenses	646	5,278	1,211	1,603	5,799
Net Investment Income (Loss)	1,544	(1,780)	770	1,138	12,510
Realized Gain (Loss):
Investments Sold	11,284	92,617	36,826	9,984	86,401
Futures Contracts	—	—	344	—	—
Net Realized Gain (Loss)	11,284	92,617	37,170	9,984	86,401
Change in Unrealized Appreciation (Depreciation):
Investments	5,566	52,900	(5,185)	26,977	12,011
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	16,850	145,517	31,985	36,961	98,412
Net Increase (Decrease) in Net Assets Resulting from Operations	$18,394	$143,737	$32,755	$38,099	$110,922

†             Net of $2, $33, $6, $4, and $0, withholding tax for the Equity, Mid Cap Growth, U.S. Mid Cap Value, U.S. Small Cap Value and Value Portfolios, respectively.

#            Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

18

2005 Semi-Annual Report

March 31, 2005

Statements of Changes in Net Assets

	Equity Portfolio		Mid Cap Growth Portfolio
	Six Months Ended March 31, 2005 (unaudited) (000)	Year Ended September 30, 2004 (000)	Six Months Ended March 31, 2005 (unaudited) (000)	Year Ended September 30, 2004 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,544	$2,327	$(1,780)	$(4,432)
Net Realized Gain (Loss)	11,284	18,041	92,617	218,935
Net Change in Unrealized Appreciation (Depreciation)	5,566	5,957	52,900	(4)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,394	26,325	143,737	214,499
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(1,545)	(2,001)	—	—
Adviser Class:**
Net Investment Income	#—	(4)	—	—
Total Distributions	(1,545)	(2,005)	—	—
Capital Share Transactions:(1)
Institutional Class:
Subscribed	29,056	46,331	94,616	250,613
Distributions Reinvested	1,537	1,987	—	—
Redeemed	(21,084)	(40,435)	(139,015)	(326,076)
Adviser Class:**
Subscribed	—	71	94,183	215,285
Distributions Reinvested	#—	4	—	—
Redeemed	(6)	(880)	(141,223)	(128,115)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	9,503	7,078	(91,439)	11,707
Total Increase (Decrease) in Net Assets	26,352	31,398	52,298	226,206
Net Assets:
Beginning of Period	182,513	151,115	1,317,537	1,091,331
End of Period	$208,865	$182,513	$1,369,835	$1,317,537
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$756	$757	$(1,808)	$—
Accumulated Net Investment Loss Included in End of Period Net Assets	—	—	—	(28)

(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	2,622	4,613	4,691	14,307
Shares Issued on Distributions Reinvested	141	201	—	—
Shares Redeemed	(1,922)	(4,095)	(6,714)	(18,775)
Net Increase (Decrease) in Institutional Class Shares Outstanding	841	719	(2,023)	(4,468)
Adviser Class:**
Shares Subscribed	—	7	4,768	12,502
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	(1)	(84)	(7,091)	(7,465)
Net Increase (Decrease) in Adviser Class Shares Outstanding	(1)	(77)	(2,323)	5,037

#      Amount is less than $500.

**   On January 3, 2005, the Adviser Class of the Equity Portfolio was fully liquidated. However, this class is still active.

The accompanying notes are an integral part of the financial statements.

19

2005 Semi-Annual Report

March 31, 2005

Statements of Changes in Net Assets

	U.S. Mid Cap Value Portfolio		U.S. Small Cap Value Portfolio		Value Portfolio
	Six Months Ended March 31, 2005 (unaudited) (000)	Year Ended September 30, 2004 (000)	Six Months Ended March 31, 2005 (unaudited) (000)	Year Ended September 30, 2004 (000)	Six Months Ended March 31, 2005 (unaudited) (000)	Year Ended September 30, 2004 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$770	$2,023	$1,138	$837	$12,510	$18,670
Net Realized Gain (Loss)	37,170	120,265	9,984	161,445	86,401	206,865
Net Change in Unrealized Appreciation (Depreciation)	(5,185)	(50,029)	26,977	(47,131)	12,011	(4,617)
Net Increase (Decrease) in Net Assets Resulting from Operations	32,755	72,259	38,099	115,151	110,922	220,918
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(932)	(873)	(168)	(821)	(2,476)	(5,881)
Net Realized Gain	—	—	(33,120)	—	—	—
Investment Class:
Net Investment Income	(13)	(12)	—	—	(345)	(475)
Adviser Class:
Net Investment Income	(56)	(10)	—	—	(7,694)	(11,043)
Net Realized Gain	—	—	(2,115)	—	—	—
Total Distributions	(1,001)	(895)	(35,403)	(821)	(10,515)	(17,399)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	24,643	106,789	13,177	151,827	45,013	76,613
Issued on Portfolio Merger	—	—	—	57,922	—	—
Distributions Reinvested	908	852	30,907	738	2,180	5,517
Redeemed	(166,092)	(359,368)	(111,972)	(464,461)	(31,792)	(234,798)
Investment Class:
Subscribed	696	2,884	—	—	14,094	19,094
Distributions Reinvested	13	12	—	—	344	474
Redeemed	(4,643)	(9,077)	—	—	(2,604)	(12,518)
Adviser Class:
Subscribed	5,918	22,406	3,277	25,773	229,309	321,821
Distributions Reinvested	55	11	2,115	—	7,688	11,032
Redeemed	(16,450)	(64,465)	(2,907)	(81,712)	(40,520)	(145,371)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(154,952)	(299,956)	(65,403)	(309,913)	223,712	41,864
Total Increase (Decrease) in Net Assets	(123,198)	(228,592)	(62,707)	(195,583)	324,119	245,383
Net Assets:
Beginning of Period	310,920	539,512	405,428	601,011	1,257,418	1,012,035
End of Period	$187,722	$310,920	$342,721	$405,428	$1,581,537	$1,257,418
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$634	$865	$1,373	$403	$6,854	$4,859

(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	1,085	5,283	579	7,252	2,581	4,857
Shares Issued on Portfolio Merger	—	—	—	2,741	—	—
Shares Issued on Distributions Reinvested	39	42	1,381	36	126	364
Shares Redeemed	(7,197)	(18,097)	(4,933)	(22,333)	(1,827)	(15,131)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(6,073)	(12,772)	(2,973)	(12,304)	880	(9,910)
Investment Class:
Shares Subscribed	30	141	—	—	822	1,214
Shares Issued on Distributions Reinvested	1	1	—	—	20	31
Shares Redeemed	(205)	(443)	—	—	(149)	(809)
Net Increase (Decrease) in Investment Class Shares Outstanding	(174)	(301)	—	—	693	436
Adviser Class:
Shares Subscribed	262	1,117	144	1,258	13,265	20,409
Shares Issued on Distributions Reinvested	2	1	95	—	445	719
Shares Redeemed	(748)	(3,201)	(128)	(3,789)	(2,360)	(9,379)
Net Increase (Decrease) in Adviser Class Shares Outstanding	(484)	(2,083)	111	(2,531)	11,350	11,749

The accompanying notes are an integral part of the financial statements.

20

2005 Semi-Annual Report

March 31, 2005

Financial Highlights

Equity Portfolio

	Institutional Class
	Six Months Ended March 31, 2005 (unaudited)		Year Ended September 30,
Selected Per Share Data and Ratios			2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.36		$8.90	$7.18	$9.75	$17.28	$19.82
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.09	†	0.14 †	0.11 †	0.08 †	0.09 †	0.05 †
Net Realized and Unrealized Gain (Loss) on Investments	0.99		1.44	1.72	(2.57)	(4.78)	3.53
Total from Investment Operations	1.08		1.58	1.83	(2.49)	(4.69)	3.58
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		(0.12)	(0.11)	(0.08)	(0.09)	(0.05)
Net Realized Gain	—		—	—	—	(2.75)	(6.07)
Total Distributions	(0.12)		(0.12)	(0.11)	(0.08)	(2.84)	(6.12)
Net Asset Value, End of Period	$11.32		$10.36	$8.90	$7.18	$9.75	$17.28
Total Return	10.13	%‡	17.83%	25.78%	(25.71)%	(30.58)%	19.83%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$208,865		$182,508	$150,432	$171,698	$403,062	$615,078
Ratio of Expenses to Average Net Assets (1)	0.65	%*	0.66%	0.63%	0.66%	0.62%	0.61%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.55	%*	1.38%	1.35%	0.78%	0.71%	0.27%
Portfolio Turnover Rate	34	%‡	113%	59%	93%	160%	211%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets including Expense Offsets	0.65	%*	0.66%	0.62%	0.66%	0.62%	0.61%

	Adviser Class
	**Period Ended January 3, 2005 (unaudited)		Year Ended September 30,
Selected Per Share Data and Ratios			2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.33		$8.88	$7.17	$9.71	$17.24	$19.79
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.04	†	0.10†	0.09†	0.05†	0.06†	0.01†
Net Realized and Unrealized Gain (Loss) on Investments	1.03		1.45	1.71	(2.55)	(4.78)	3.53
Total from Investment Operations	1.07		1.55	1.80	(2.50)	(4.72)	3.54
Distributions from and/or in Excess of:
Net Investment Income	(0.07)		(0.10)	(0.09)	(0.04)	(0.06)	(0.02)
Net Realized Gain	—		—	—	—	(2.75)	(6.07)
Total Distributions	(0.07)		(0.10)	(0.09)	(0.04)	(2.81)	(6.09)
Net Asset Value, End of Period	$11.33		$10.33	$8.88	$7.17	$9.71	$17.24
Total Return	9.10	%‡	17.49%	25.35%	(25.83)%	(30.81)%	19.58%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5		$5	$683	$601	$1,063	$5,039
Ratio of Expenses to Average Net Assets (2)	1.62	%*	0.91%	0.88%	0.91%	0.86%	0.86%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.50	%*	1.13%	1.10%	0.53%	0.48%	0.04%
Portfolio Turnover Rate	34	%‡	113%	59%	93%	160%	211%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets including Expense Offsets	1.61	%*	0.91%	0.87%	0.91%	0.86%	0.86%

†                  Per share amount is based on average shares outstanding.

‡                  Not Annualized

*                 Annualized

**          On January 3, 2005, the Adviser Class was fully liquidated, however, this Class is still active.

The accompanying notes are an integral part of the financial statements.

21

2005 Semi-Annual Report

March 31, 2005

Financial Highlights

Mid Cap Growth Portfolio

	Institutional Class
	Six Months Ended March 31, 2005 (unaudited)		Year Ended September 30,
Selected Per Share Data and Ratios			2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$18.52		$15.42	$11.65	$14.80	$35.15	$25.77
Income (Loss) from Investment Operations
Net Investment Income (Loss)	(0.01	)†	(0.04)†	(0.05)†	(0.05)†	(0.05)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	2.00		3.14	3.82	(3.10)	(16.44)	13.71
Total from Investment Operations	1.99		3.10	3.77	(3.15)	(16.49)	13.65
Distributions from and/or in Excess of:
Net Realized Gain	—		—	—	—	(3.86)	(4.27)
Net Asset Value, End of Period	$20.51		$18.52	$15.42	$11.65	$14.80	$35.15
Total Return	10.75	%‡	20.10%	32.36%	(21.28)%	(50.80)%	56.60%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$611,233		$589,479	$559,760	$438,778	$1,063,186	$2,109,750
Ratio of Expenses to Average Net Assets (1)	0.62	%*	0.63%	0.64%	0.65%	0.61%	0.62%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.12	)%*	(0.23)%	(0.37)%	(0.35)%	(0.25)%	(0.21)%
Portfolio Turnover Rate	50	%‡	147%	180%	221%	145%	169%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets including Expense Offsets	0.62	%*	0.63%	0.63%	0.64%	0.60%	0.61%

	Adviser Class
	Six Months Ended March 31, 2005 (unaudited)		Year Ended September 30,
Selected Per Share Data and Ratios			2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$18.12		$15.13	$11.45	$14.59	$34.79	$25.59
Income (Loss) from Investment Operations
Net Investment Income (Loss)	(0.04	)†	(0.08)†	(0.08)†	(0.09)†	(0.10)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	1.96		3.07	3.76	(3.05)	(16.24)	13.56
Total from Investment Operations	1.92		2.99	3.68	(3.14)	(16.34)	13.47
Distributions from and/or in Excess of:
Net Realized Gain	—		—	—	—	(3.86)	(4.27)
Net Asset Value, End of Period	$20.04		$18.12	$15.13	$11.45	$14.59	$34.79
Total Return	10.60	%‡	19.76%	32.14%	(21.52)%	(50.91)%	56.24%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$758,602		$728,058	$531,571	$386,206	$656,786	$979,694
Ratio of Expenses to Average Net Assets (2)	0.87	%*	0.88%	0.89%	0.90%	0.86%	0.87%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.37	)%*	(0.48)%	(0.62)%	(0.60)%	(0.50)%	(0.46)%
Portfolio Turnover Rate	50	%‡	147%	180%	221%	145%	169%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets including Expense Offsets	0.87	%*	0.88%	0.88%	0.89%	0.85%	0.86%

†                  Per share amount is based on average shares outstanding.

‡                  Not Annualized

*                 Annualized

The accompanying notes are an integral part of the financial statements.

22

2005 Semi-Annual Report

March 31, 2005

Financial Highlights

U.S. Mid Cap Value Portfolio

	Institutional Class
	Six Months Ended March 31, 2005 (unaudited)		Year Ended September 30,
Selected Per Share Data and Ratios			2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$21.13		$18.07	$13.50	$16.91	$25.07	$21.88
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.07	†	0.12 †	0.02 †	(0.01)†	0.05 †	0.06 †
Net Realized and Unrealized Gain (Loss) on Investments	2.38		2.99	4.55	(3.38)	(4.91)	5.78
Total from Investment Operations	2.45		3.11	4.57	(3.39)	(4.86)	5.84
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.05)	—	(0.02)	(0.08)	(0.08)
Net Realized Gain	—		—	—	—	(3.22)	(2.57)
Total Distributions	(0.09)		(0.05)	—	(0.02)	(3.30)	(2.65)
Net Asset Value, End of Period	23.49		$21.13	$18.07	$13.50	$16.91	$25.07
Total Return	11.60	%‡	17.23%	33.85%	(20.09)%	(21.23)%	29.48%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	131,594		$246,694	$441,775	$672,507	$1,096,021	$1,374,275
Ratio of Expenses to Average Net Assets (1)	0.86	%*	0.90%	0.88%	0.89%	0.86%	0.87%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.63	%*	0.57%	0.13%	(0.05)%	0.22%	0.28%
Portfolio Turnover Rate	37	%‡	146%	138%	145%	176%	226%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets including Expense Offsets	0.86	%*	0.90%	0.87%	0.89%	0.85%	0.85%

	Investment Class
	Six Months Ended March 31, 2005 (unaudited)		Year Ended September 30,
Selected Per Share Data and Ratios			2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$21.00		$17.95	$13.43	$16.83	$24.97	$21.80
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.05	†	0.08 †	(0.01)†	(0.03)†	0.01 †	0.03 †
Net Realized and Unrealized Gain (Loss) on Investments	2.37		2.99	4.53	(3.37)	(4.88)	5.75
Total from Investment Operations	2.42		3.07	4.52	(3.40)	(4.87)	5.78
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.02)	—	—	(0.05)	(0.04)
Net Realized Gain	—		—	—	—	(3.22)	(2.57)
Total Distributions	(0.04)		(0.02)	—	—	(3.27)	(2.61)
Net Asset Value, End of Period	$23.38		$21.00	$17.95	$13.43	$16.83	$24.97
Total Return	11.51	%‡	17.09%	33.66%	(20.20)%	(21.36)%	29.25%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,829		$8,886	$13,004	$33,100	$46,063	$29,593
Ratio of Expenses to Average Net Assets (2)	1.01	%*	1.05%	1.03%	1.04%	1.01%	1.02%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.48	%*	0.42%	(0.02)%	(0.20)%	0.05%	0.14%
Portfolio Turnover Rate	37	%‡	146%	138%	145%	176%	226%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets including Expense Offsets	1.01	%*	1.05%	1.02%	1.04%	1.00%	1.00%

†      Per share amount is based on average shares outstanding.

‡      Not Annualized

*      Annualized

The accompanying notes are an integral part of the financial statements.

23

2005 Semi-Annual Report

March 31, 2005

Financial Highlights

U.S. Mid Cap Value Portfolio

	Adviser Class
	Six Months Ended March 31, 2005 (unaudited)		Year Ended September 30,
Selected Per Share Data and Ratios			2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$20.99		$17.95	$13.44	$16.87	$25.02	$21.86
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.04	†	0.07 †	(0.02)†	(0.05)†	(0.01)†	0.01 †
Net Realized and Unrealized Gain (Loss) on Investments	2.36		2.97	4.53	(3.38)	(4.88)	5.76
Total from Investment Operations	2.40		3.04	4.51	(3.43)	(4.89)	5.77
Distributions from and/or in Excess of:
Net Investment Income	(0.02)		(0.00)#	—	—	(0.04)	(0.04)
Net Realized Gain	—		—	—	—	(3.22)	(2.57)
Total Distributions	(0.02)		(0.00)#	—	—	(3.26)	(2.61)
Net Asset Value, End of Period	$23.37		$20.99	$17.95	$13.44	$16.87	$25.02
Total Return	11.46	%‡	16.95%	33.56%	(20.33)%	(21.40)%	29.12%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$50,299		$55,340	$84,733	$99,553	$105,479	$98,588
Ratio of Expenses to Average Net Assets (1)	1.11	%*	1.15%	1.13%	1.14%	1.11%	1.12%
Ratio of Net Investment Income (Loss) to Average Net
Assets	0.38	%*	0.32%	(0.12)%	(0.30)%	(0.03)%	0.03%
Portfolio Turnover Rate	37	%‡	146%	138%	145%	176%	226%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets including Expense Offsets	1.11	%*	1.15%	1.12%	1.14%	1.10%	1.10%

†      Per share amount is based on average shares outstanding.

‡      Not Annualized

#      Amount is less than $0.005 per share.

*      Annualized

The accompanying notes are an integral part of the financial statements.

24

2005 Semi-Annual Report

March 31, 2005

Financial Highlights

U.S. Small Cap Value Portfolio

	Institutional Class
	Six Months Ended March 31, 2005 (unaudited)		Year Ended September 30,
Selected Per Share Data and Ratios			2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$22.26		$18.19	$14.04	$15.16	$21.18	$18.62
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.07	†	0.04 †	0.03 †	0.06 †	0.10 †	0.09 †
Net Realized and Unrealized Gain (Loss) on Investments	2.08		4.06	4.18	(1.10)	(4.35)	4.01
Total from Investment Operations	2.15		4.10	4.21	(1.04)	(4.25)	4.10
Distributions from and/or in Excess of:
Net Investment Income	(0.01)		(0.03)	(0.06)	(0.05)	(0.07)	(0.14)
Net Realized Gain	(2.07)		—	—	(0.03)	(1.70)	(1.40)
Total Distributions	(2.08)		(0.03)	(0.06)	(0.08)	(1.77)	(1.54)
Net Asset Value, End of Period	$22.33		$22.26	$18.19	$14.04	$15.16	$21.18
Total Return	9.62	%‡	22.57%	30.09%	(6.97)%	(21.25)%	23.11%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$317,675		$382,898	$536,620	$588,803	$1,017,346	$1,269,171
Ratio of Expenses to Average Net Assets (1)	0.83	%*	0.90%	0.89%	0.89%	0.86%	0.86%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.62	%*	0.18%	0.21%	0.35%	0.52%	0.43%
Portfolio Turnover Rate	33	%‡	104%	159%	118%	157%	193%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets including Expense Offsets	0.83	%*	0.90%	0.89%	0.89%	0.86%	0.85%

	Adviser Class
	Six Months Ended March 31, 2005 (unaudited)		Year Ended September 30,
Selected Per Share Data and Ratios			2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$22.20		$18.16	$14.01	$15.13	$21.15	$18.62
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.04	†	(0.02)†	(0.01)†	0.02 †	0.05 †	0.04 †
Net Realized and Unrealized Gain (Loss) on Investments	2.08		4.06	4.18	(1.11)	(4.34)	4.02
Total from Investment Operations	2.12		4.04	4.17	(1.09)	(4.29)	4.06
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.02)	(0.00)#	(0.03)	(0.13)
Net Realized Gain	(2.07)		—	—	(0.03)	(1.70)	(1.40)
Total Distributions	(2.07)		—	(0.02)	(0.03)	(1.73)	(1.53)
Net Asset Value, End of Period	22.25		$22.20	$18.16	$14.01	$15.13	$21.15
Total Return	9.45	%‡	22.30%	29.76%	(7.22)%	(21.46)%	22.83%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$25,046		$22,530	$64,391	$51,964	$55,259	$47,708
Ratio of Expenses to Average Net Assets (2)	1.08	%*	1.15%	1.14%	1.14%	1.11%	1.11%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.34	%*	(0.07)%	(0.04)%	0.10%	0.26%	0.18%
Portfolio Turnover Rate	33	%‡	104%	159%	118%	157%	193%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets including Expense Offsets	1.08	%*	1.15%	1.14%	1.14%	1.11%	1.10%

†      Per share amount is based on average shares outstanding.

‡      Not Annualized

#      Amount is less than $0.005 per share.

*      Annualized

The accompanying notes are an integral part of the financial statements.

25

2005 Semi-Annual Report

March 31, 2005

Financial Highlights

Value Portfolio

	Institutional Class
	Six Months Ended March 31, 2005 (unaudited)		Year Ended September 30,
Selected Per Share Data and Ratios			2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$16.44		$13.64	$10.65	$13.80	$12.86	$13.59
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.17	†	0.27 †	0.19 †	0.16 †	0.19 †	0.16 †
Net Realized and Unrealized Gain (Loss) on Investments	1.23		2.79	2.99	(3.14)	0.93	0.95
Total from Investment Operations	1.40		3.06	3.18	(2.98)	1.12	1.11
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.26)	(0.19)	(0.17)	(0.18)	(0.18)
Net Realized Gain	—		—	—	—	—	(1.66)
Total Distributions	(0.15)		(0.26)	(0.19)	(0.17)	(0.18)	(1.84)
Net Asset Value, End of Period	$17.69		$16.44	$13.64	$10.65	$13.80	$12.86
Total Return	8.51	%‡	22.56%	30.19%	(21.93)%	8.68%	9.67%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$312,062		$275,494	$363,636	$456,996	$656,007	$690,859
Ratio of Expenses to Average Net Assets (1)	0.60	%*	0.63%	0.63%	0.64%	0.62%	0.61%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.91	%*	1.75%	1.57%	1.09%	1.26%	1.32%
Portfolio Turnover Rate	25	%‡	95%	65%	42%	38%	50%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets including Expense Offsets	0.60	%*	0.63%	0.62%	0.64%	0.61%	0.60%

	Investment Class
	Six Months Ended March 31, 2005 (unaudited)		Year Ended September 30,
Selected Per Share Data and Ratios			2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$16.46		$13.65	$10.65	$13.80	$12.86	$13.58
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.15	†	0.25 †	0.17 †	0.14 †	0.16 †	0.15 †
Net Realized and Unrealized Gain (Loss) on Investments	1.24		2.79	3.00	(3.15)	0.93	0.94
Total from Investment Operations	1.39		3.04	3.17	(3.01)	1.09	1.09
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.23)	(0.17)	(0.14)	(0.15)	(0.15)
Net Realized Gain	—		—	—	—	—	(1.66)
Total Distributions	(0.13)		(0.23)	(0.17)	(0.14)	(0.15)	(1.81)
Net Asset Value, End of Period	$17.72		$16.46	$13.65	$10.65	$13.80	$12.86
Total Return	8.49	%‡	22.37%	30.06%	(22.06)%	8.46%	9.50%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$53,972		$38,742	$26,169	$19,440	$19,552	$4,069
Ratio of Expenses to Average Net Assets (2)	0.75	%*	0.78%	0.78%	0.79%	0.77%	0.76%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.78	%*	1.60%	1.42%	0.94%	1.08%	1.19%
Portfolio Turnover Rate	25	%‡	95%	65%	42%	38%	50%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets including Expense Offsets	0.75	%*	0.78%	0.77%	0.79%	0.76%	0.75%

† Per share amount is based on average shares outstanding.

‡ Not Annualized

* Annualized

The accompanying notes are an integral part of the financial statements.

26

2005 Semi-Annual Report

March 31, 2005

Financial Highlights

Value Portfolio

	Adviser Class
	Six Months Ended March 31, 2005 (unaudited)		Year Ended September 30,
Selected Per Share Data and Ratios			2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$16.42		$13.62	$10.63	$13.78	$12.83	$13.57
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.14	†	0.23 †	0.16 †	0.12 †	0.15 †	0.13 †
Net Realized and Unrealized Gain (Loss) on Investments	1.24		2.79	2.99	(3.14)	0.94	0.94
Total from Investment Operations	1.38		3.02	3.15	(3.02)	1.09	1.07
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.22)	(0.16)	(0.13)	(0.14)	(0.15)
Net Realized Gain	—		—	—	—	—	(1.66)
Total Distributions	(0.13)		(0.22)	(0.16)	(0.13)	(0.14)	(1.81)
Net Asset Value, End of Period	$17.67		$16.42	$13.62	$10.63	$13.78	$12.83
Total Return	8.40	%‡	22.28%	29.87%	(22.17)%	8.49%	9.31%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,215,503		$943,182	$622,230	$534,668	$805,799	$301,497
Ratio of Expenses to Average Net Assets (1)	0.85	%*	0.88%	0.88%	0.89%	0.87%	0.86%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.66	%*	1.50%	1.32%	0.84%	0.99%	1.05%
Portfolio Turnover Rate	25	%‡	95%	65%	42%	38%	50%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets including Expense Offsets	0.85	%*	0.88%	0.87%	0.89%	0.86%	0.85%

†      Per share amount is based on average shares outstanding.

‡      Not Annualized

*      Annualized

The accompanying notes are an integral part of the financial statements.

27

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust (“MSIFT” or the “Fund”) is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund is comprised of seventeen active portfolios. The accompanying financial statements and financial highlights are those of the Equity, Mid Cap Growth, U.S. Mid Cap Value, U.S. Small Cap Value, and Value Portfolios, all of which are considered diversified funds for purposes of the 1940 Act (each referred to as a “Portfolio”). The financial statements of the remaining portfolios are presented separately.

The Fund offers up to three different classes of shares for certain Portfolios - Institutional Class shares, Investment Class shares and Adviser Class shares. Each class of shares has identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights, except each class bears different distribution or service fees as described in Note D. The U.S. Small Cap Value Portfolio is authorized to issue unlimited shares per class but is currently closed to new accounts.

A. Significant Accounting Policies. The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. Security Valuation:  Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers.  Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2. Repurchase Agreements: Each Portfolio may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. Any such joint repurchase agreement is covered by the same collateral requirements discussed above.

3. Foreign Currency Translation and Foreign Currency Exchange Contracts: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio (except the Mid Cap Growth Portfolio) may enter into foreign currency exchange contracts to protect securities and related receivables and payables against future changes in foreign exchange rates.

28

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Notes to Financial Statements (cont’d)

Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statements of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation, regulation of foreign securities markets and the possibility of political or economic instability.

4. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Investment Advisory Fees. Under the terms of an Investment Advisory Agreement, each Portfolio has agreed to pay Morgan Stanley Investment Management Inc. (“MSIM”, formerly Morgan Stanley Investments LP, or the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate to each Portfolio’s average daily net assets for the quarter. Effective November 1, 2004, the investment advisory fees of certain Portfolios were reduced as reflected in the following table.

		Annual
		Investment
	Annual	Advisory Fee
	Investment	Prior to
	Advisory	November 1,
Portfolio	Fee	2004

Equity	0.500% first $150 million	0.500%
	0.450% next $100 million
	0.400% next $100 million
	0.350% over $350 million

Mid Cap Growth	0.500%	0.500%

U.S. Mid Cap Value	0.720% first $1 billion	0.750%
	0.650% over $1 billion

U.S. Small Cap Value	0.670% first $500 million	0.750%
	0.645% next $500 million
	0.620% over $1 billion

Value	0.500% first $1 billion	0.500%
	0.450% next $1 billion
	0.400% next $1 billion
	0.350% over $3 billion

C. Administration Fees.  MSIM (the “Administrator”) serves as Administrator to the Fund Pursuant to an Amended and Restated Administration Agreement dated November 1, 2004. Under its Amended and Restated Administration Agreement with the Fund, MSIM receives an annual fee, accrued daily and payable monthly, of 0.08% of each Portfolio’s average daily net assets. Administration cost, (including out-of-pocket expenses incurred in the ordinary course of providing services under the agreement, which were previously borne by the Fund), except pricing services and extraordinary expenses, will now be covered under the Administration Fee. Transfer Agency expenses will no longer be paid by MSIM, but will be borne by the Fund. J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, provides fund accounting and other services pursuant to a sub-administration agreement with MSIM and receives compensation for these services.

Prior to November 1, 2004, MSIM served as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MSIM received an annual fee, accrued daily and payable monthly, of 0.08% of each Portfolio’s average daily net assets, plus reimbursement of out-of-pocket expenses.

D. Distribution and Shareholder Servicing Fees.  Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly owned subsidiary of the Adviser, is the distributor for the Fund. MSDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares.

29

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Notes to Financial Statements (cont’d)

The Distributor provides all classes of shares in each Portfolio with distribution services, and receives fees in connection with these services, pursuant to separate Distribution and Shareholder Servicing Plans (the “Plans”) in accordance with Rule 12b-1 under the Investment Company Act of 1940.

Under the Plans, the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. The Adviser Class of shares pays a distribution fee of 0.25% of average net assets of the class for such services under the 12b-1 plan adopted by the Fund. The Investment Class of shares pays a shareholder servicing fee of 0.15% of average net assets of the class. The shareholder servicing fee is used to support the expenses associated with servicing and maintaining accounts. Both fees are paid directly to MSDI. The distribution fee may be retained by MSDI if an Adviser Class shareholder invests directly through MSDI. Usually the fees are paid by MSDI to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute MSIFT Portfolios to the public.

E. Custodian Fees. JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Portfolios have entered into an arrangement with their custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses. These custodian credits are shown as “expense offset” on the Statements of Operations.

F. Transfer Agency Fees.  JPMIS, a corporate affiliate of JPMorgan Chase Bank serves as Transfer Agent to the Fund pursuant to a Transfer Agency Agreement.  Prior to November 1, 2004, the Transfer Agency expenses were borne by MSIM.

G. Portfolio Investment Activity.

1. Purchases and Sales of Securities. For the six months ended March 31, 2005, purchases and sales of investment securities other than temporary cash investments and long-term U.S. government securities were:

Portfolio	Purchases	Sales
	(000)	(000)
Equity	$70,654	$64,746
Mid Cap Growth	680,205	790,806
U.S. Mid Cap Value	92,669	251,200
U.S. Small Cap Value	121,195	218,462
Value	574,789	345,864

For the six months ended March 31, 2005, there were no purchases or sales of long-term U.S. government securities.

2. Transactions with Affiliates. During the six months ended March 31, 2005, the following Portfolios paid brokerage commissions to Morgan Stanley & Co., an affiliated broker/ dealer.

Broker
Portfolio	Commissions
(000)
Equity	$4
Mid Cap Growth	35
U.S. Mid Cap Value	14
U.S. Small Cap Value	26
Value	20

H. Securities Lending. Certain Portfolios may lend investment securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio.  Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolios’ Statements of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower. The value of loaned securities and related collateral outstanding at March 31, 2005 are as follows:

	Value of
	Loaned	Value of
Portfolio	Securities	Collateral
	(000)	(000)
Equity	$12,086	$12,265
Value	85,878	86,888

For the six months ended March 31, 2005, the following Portfolios had income from securities lending (after rebates to borrowers and fee paid to securities lending agent):

Net Interest
Earned by
Portfolio	Portfolio
(000)
Equity	$10
Value	78

30

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Notes to Financial Statements (cont’d)

I. Federal Income Taxes. It is each Portfolio’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Dividends from net investment income, if any, are declared and paid quarterly for the Equity and Value Portfolios. The Mid Cap Growth, U.S. Mid Cap Value, and U.S. Small Cap Value Portfolios dividends are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2004 and 2003 were as follows:

	2004 Distributions	2003 Distributions
	Paid From:	Paid From:
	Ordinary	Ordinary
Portfolio	Income	Income
	(000)	(000)
Equity	$2,005	$2,546
U.S. Mid Cap Value	895	—
U.S. Small Cap Value	821	2,339
Value	17,399	14,121

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are generally due to differing book and tax treatments in the timing of the recognition of gains or losses on securities and futures, including Post October Losses. Permanent differences are generally due to REIT adjustments, net operating losses, litigation payments and distribution reclasses. Permanent book and tax basis differences may result in reclassifications to undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At September 30, 2004, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed
	Ordinary	Long-Term
Portfolio	Income	Capital Gain
	(000)	(000)
Equity	$757	$—
U.S. Mid Cap Value	888	—
U.S. Small Cap Value	168	35,185
Value	4,859	—

At March 31, 2005, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

				Net
				Appreciation
Portfolio	Cost	Appreciation	Depreciation	(Depreciation)
	(000)	(000)	(000)	(000)
Equity	$201,983	$23,912	$(4,405)	$19,507
Mid Cap Growth	1,183,232	219,753	(29,291)	190,462
U.S. Mid Cap Value	157,913	30,300	(3,468)	26,832
U.S. Small Cap Value	279,923	68,626	(4,864)	63,762
Value	1,508,560	181,164	(22,872)	158,292

At September 30, 2004, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

	Expiration Date
	September 30,
	(000)
Portfolio	2009	2010	2011	2012	Total

Equity	$—	$65,772	$32,106	$—	$97,878
Mid Cap Growth	—	800,247	303,325	—	1,103,572
U.S. Mid Cap Value	—	96,135	157,636	—	253,771
Value	—	—	61,040	—	61,040

During the fiscal year ended September 30, 2004, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately:

Capital Loss
Carryforward
Portfolio	Utilized
(000)
Equity	$14,850
Mid Cap Growth	216,782
U.S. Mid Cap Value	7,254
U.S. Small Cap Value	118,524
Value	114,768

J. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

K. Other.  At March 31, 2005, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners was as follows:

	Percentage
	of Ownership
	Institutional	Investment	Adviser
Portfolio	Class	Class	Class
Equity	64.1%	—%	—%
Mid Cap Growth	61.1	—	82.3
U.S. Mid Cap Value	57.5	98.4	71.1
U.S. Small Cap Value	87.2	—	68.6
Value	42.6	100.0	98.7

31

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Trustee and Officer Information

Trustees

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, NY 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

Officers

Charles A. Fiumefreddo

Chairman and Director of the Board

Mitchell M. Merin

President

Ronald E. Robison

Executive Vice President and Principal Executive Officer

Barry Fink

Vice President

Joseph J. McAlinden

Vice President

Stefanie V. Chang

Vice President

Amy R. Doberman

Vice President

Carsten Otto

Chief Compliance Officer

James W. Garrett

Treasurer and Chief Financial Officer

Michael J. Leary

Assistant Treasurer

Mary E. Mullin

Secretary

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1(800) 354-8185 or by visiting our website at www.morganstanley.com/im.  This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1(800) 354-8185.

32

Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

Investment Adviser: (610) 940-5000 • MSIF Trust (800) 354-8185

© 2005 Morgan Stanley

934-EQAR-0505

2005 Semi-Annual Report

March 31, 2005

Morgan Stanley Institutional Fund Trust

Advisory Portfolios

Advisory Foreign Fixed Income

Advisory Foreign Fixed Income II

Advisory Mortgage

2005 Semi-Annual Report

March 31, 2005

Shareholder’s Letter	2
Expense Examples	3
Advisory Portfolios:
Advisory Foreign Fixed Income	4
Advisory Foreign Fixed Income II	6
Advisory Mortgage	8

Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Statement of Cash Flows	15
Financial Highlights	16
Notes to Financial Statements	19
Trustee and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call 1 (800) 354-8185. Please read the prospectus carefully before you invest or send money. Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management’s website: www.morganstanley.com\im.

1

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Shareholder’s Letter

Dear Shareholders:

We are pleased to present to you the Fund’s Semi-Annual Report for the six months ended March 31, 2005. Our Fund currently consists of 17 portfolios, providing investors with a broad array of equity, fixed- income, and balanced portfolios. The Fund’s portfolios, together with the portfolios of the Morgan Stanley Institutional Fund, Inc., provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization), and fixed income (e.g., short, medium, and long duration; investment grade and high yield).

Sincerely,

Ronald E. Robison

Executive Vice President—

Principal Executive Officer

April 2005

2

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Expense Examples

Expense Examples

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	October 1, 2004	March 31, 2005	October 1, 2004 — March 31, 2005

Advisory Foreign Fixed Income Portfolio
Institutional Class
Actual	$1,000.00	$1,018.50	$0.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.18	0.76

* Expenses are equal to Institutional Class’ annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Advisory Foreign Fixed Income II Portfolio
Institutional Class
Actual	$1,000.00	$1,019.10	$0.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.18	0.76

* Expenses are equal to Institutional Class’ annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Advisory Mortgage Portfolio
Institutional Class
Actual	$1,000.00	$1,019.40	$0.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.53	0.40

* Expenses are equal to Institutional Class’ annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

3

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments

Advisory Foreign Fixed Income Portfolio

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (40.8%)
Austria (0.4%)
Republic of Austria
5.88%, 7/15/06	EUR	325	$440
Belgium (2.4%)
Kingdom of Belgium
4.75%, 9/28/06	1,875		2,513
Denmark (0.4%)
Kingdom of Denmark
5.00%, 8/15/05	DKK	2,500	439
France (28.0%)
France Telecom S.A.
7.00%, 12/23/09	EUR	3,450	5,166
Government of France B.T.A.N.
5.00%, 7/12/05	18,500		24,158
			29,324
Italy (4.9%)
Telecom Italia Finance N.V.
5.88%, 1/24/08	3,685		5,137
Netherlands (4.7%)
Netherlands Government
3.00%, 7/15/06	3,750		4,901
Total Fixed Income Securities (Cost $38,647)			42,754
Short-Term Investments (55.6%)
Discount Notes (43.8%)
Federal Home Loan Mortgage Corporation
2.68%, 4/12/05	$5,200		5,195
2.58%, 5/11/05	5,100		5,085
2.61%, 4/5/05	5,100		5,098
2.62%, 4/13/05-5/6/05	10,200		10,082
2.73%, 5/2/05	5,200		5,188
Federal National Mortgage Association
2.58%, 5/11/05	5,200		5,185
2.64%, 5/18/05	5,000		4,983
2.71%, 5/16/05	5,100		5,082
			45,898
Repurchase Agreement (11.8%)
J.P. Morgan Securities, Inc., 2.78%,
dated 3/31/05, due 4/1/05,
repurchase price $12,419	(f)12,418		12,418
Total Short-Term Investments (Cost $58,317)			58,316
Total Investments (96.4%) (Cost $96,964)			101,070
Other Assets in Excess of Liabilities (3.6%)			3,797
Net Assets (100%)			$104,867

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50% due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

DKK                     Danish Krone

EUR                        Euro

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
DKK	2,000	$348	5/24/05	USD	356	$356	$8
EUR	3,010	3,903	4/26/05	USD	3,933	3,933	30
EUR	13,754	17,835	4/26/05	USD	17,963	17,963	128
EUR	16,700	21,655	4/26/05	USD	22,083	22,083	428
		$43,741				$44,335	$594

USD — U.S. Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)

Long:
Euro—Schatz 2 yr. (Germany)	329	$45,228	Jun-05	$42

The accompanying notes are an integral part of the financial statements.

4

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont'd)

Advisory Foreign Fixed Income Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by country, as a percentage of total investments.

*                 Countries which do not appear in the top 10 countries and countries which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments

Advisory Foreign Fixed Income ll Portfolio

		Face
		Amount	Value
		(000)	(000)
Fixed Income Securities (42.6%)
Austria (1.4%)
Republic of Austria
5.88%, 7/15/06	EUR	275	$372
Belgium (3.3%)
Kingdom of Belgium
4.75%, 9/28/06		625	838
France (28.0%)
France Telecom S.A.
7.00%, 12/23/09		880	1,318
Government of France B.T.A.N.
5.00%, 7/12/05		4,500	5,876
			7,194
Italy (5.1%)
Telecom Italia Finance N.V.
5.88%, 1/24/08		940	1,310
Netherlands (4.8%)
Netherlands Government
3.00%, 7/15/06		950	1,242
Total Fixed Income Securities (Cost $9,971)			10,956
Short-Term Investments (53.5%)
Discount Notes (39.9%)
Federal Home Loan Bank
2.58%, 5/11/05	$1,200		1,196
2.62%, 4/13/05		1,300	1,299
2.62%, 5/6/05		1,300	1,297
Federal Home Loan Mortgage Corporation
2.61%, 4/5/05		1,300	1,300
2.73%, 5/2/05		1,300	1,297
Federal National Mortgage Association
2.58%, 5/11/05		1,300	1,296
2.64%, 5/18/05		1,300	1,295
2.71%, 5/16/05		1,300	1,295
			10,275
Repurchase Agreement (13.6%)
J.P. Morgan Securities, Inc., 2.78%,
dated 3/31/05, due 4/1/05,
repurchase price $3,505		(f)3,505	3,505
Total Short-Term Investments (Cost $13,781)			13,780
Total Investments (96.1%) (Cost $23,752)			24,736
Other Assets in Excess of Liabilities (3.9%)			1,002
Net Assets (100%)			$25,738

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50% due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

EUR                        Euro

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)

EUR	4,056	$5,259	4/26/05	USD	5,363	$5,363	$104
EUR	655	849	4/26/05	USD	855	855	6
EUR	3,948	5,119	4/26/05	USD	5,156	5,156	37
		$11,227				$11,374	$147

USD — U.S. Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)

Long:
Euro—Schatz 2 yr. (Germany)	84	$11,548	Jun-05	$11

The accompanying notes are an integral part of the financial statements.

6

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Advisory Foreign Fixed Income ll Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by country, as a percentage of total investments.

*                 Countries which do not appear in the top 10 countries and countries which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

7

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments

Advisory Mortgage Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (107.7%)
Agency Adjustable Rate Mortgages (1.9%)
Government National Mortgage Association,
Adjustable Rate Mortgages:
3.375%, 5/20/24 - 2/20/28	$43,511	$44,209
3.75%, 7/20/25 - 9/20/27	7,522	7,622
4.125%, 10/20/25 - 12/20/27	10,219	10,405
4.75%, 8/20/25	413	418
		62,654
Agency Fixed Rate Mortgages (52.2%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
7.00%, 10/26/29	1	1
8.00%, 3/1/07 - 9/1/08	49	51
8.25%, 10/1/06 - 7/1/08	27	28
8.75%, 4/1/08	14	15
9.00%, 10/1/16	59	64
9.50%, 10/1/16 - 3/1/20	1,744	1,928
10.00%, 1/1/09 - 12/1/20	4,278	4,745
10.25%, 1/1/09 - 12/1/11	23	25
10.50%, 11/1/08 - 12/1/20	2,332	2,586
11.00%, 2/1/11 - 9/1/20	1,151	1,263
11.25%, 6/1/10 - 12/1/15	15	16
11.50%, 1/1/07 - 9/1/19	823	908
11.75%, 3/1/11 - 4/1/15	57	64
12.00%, 10/1/09 - 7/1/20	804	891
12.50%, 10/1/09 - 6/1/15	112	124
13.00%, 9/1/10 - 11/1/13	7	8
13.50%, 2/1/10	3	4
Gold Pools:
6.00%, 10/1/28 - 12/1/28	770	791
6.50%, 5/1/21 - 11/1/33	9,606	9,987
7.00%, 12/1/26 - 11/1/32	35,076	36,972
7.50%, 2/1/23 - 1/1/34	70,685	75,726
8.00%, 5/1/20 - 12/1/31	33,055	35,585
8.50%, 10/1/10 - 7/1/31	80,075	87,271
9.00%, 10/1/17 - 1/1/31	6,679	7,346
9.50%, 11/1/16 - 12/1/22	2,353	2,601
10.00%, 6/1/17 - 4/1/25	1,784	1,981
10.50%, 7/1/19 - 3/1/21	594	670
11.00%, 7/1/17 - 9/1/20	537	590
11.50%, 1/1/16 - 6/1/20	264	292
12.00%, 6/1/20	707	781
12.50%, 7/1/19	16	18
April TBA
5.00%, 4/1/20	(i)94,500	94,529
5.50%, 4/1/20	(i)173,300	176,820
6.00%, 4/1/35	(i)91,900	94,054
Federal National Mortgage Association,
Conventional Pools:
3.793%, 6/1/34	90	90
4.50%, 8/1/18	516	505
5.50%, 3/1/17	572	584
6.00%, 4/1/13 - 1/1/29	880	907
6.50%, 1/1/24 - 11/1/34	250,491	260,497
7.00%, 1/1/08 - 2/1/33	$10,884	$11,494
7.50%, 10/1/12 - 8/1/33	138,523	148,260
8.00%, 3/1/07 - 4/1/33	118,209	127,298
8.50%, 10/1/05 - 5/1/32	102,894	112,083
9.00%, 6/1/18 - 4/1/26	2,314	2,526
9.50%, 7/1/16 - 4/1/30	12,531	13,861
10.00%, 9/1/10 - 9/1/26	11,674	13,084
10.50%, 5/1/06 - 6/1/27	3,766	4,230
10.75%, 10/1/11	30	33
11.00%, 10/1/13 - 7/1/25	985	1,088
11.50%, 2/1/11 - 8/1/25	1,588	1,761
12.00%, 9/1/10 - 8/1/20	811	899
12.50%, 1/1/10 - 9/1/15	825	926
April TBA
5.00%, 4/1/20	(i)37,850	37,826
6.00%, 4/1/35	(i)23,950	24,481
7.50%, 4/1/35	(i)5,500	5,878
May TBA
4.50%, 5/1/20	(i)123,650	120,675
5.00%, 5/1/20	(i)49,350	49,211
Government National Mortgage Association,
Various Pools:
5.50%, 12/15/32	153	155
6.50%, 10/15/10	36	37
7.00%, 7/15/31	333	353
8.50%, 7/15/08 - 3/15/20	2,949	3,217
9.00%, 11/15/16 - 11/15/24	17,699	19,356
9.50%, 7/15/09 - 10/15/24	41,212	45,608
10.00%, 11/15/09 - 2/15/26	60,781	68,500
10.50%, 6/15/12 - 4/15/25	12,885	14,625
11.00%, 12/15/09 - 4/15/21	18,289	20,288
11.50%, 3/15/10 - 11/15/19	1,162	1,301
12.00%, 11/15/12 - 5/15/16	2,330	2,612
12.50%, 5/15/10 - 4/15/19	146	164
13.00%, 1/15/11 - 10/15/13	52	59
13.50%, 5/15/10 - 5/15/13	67	77
		1,753,284
Asset Backed Corporates (1.0%)
American Express Credit Account Master Trust
2.92%, 9/15/09 - 12/15/09	(h)4,600	4,611
2.95%, 9/15/08	(h)1,200	1,202
Asset Backed Funding Certificates
2.98%, 6/25/22	(h)419	419
3.04%, 6/25/25	(h)462	463
BA Master Credit Card Trust
2.93%, 6/15/08	(h)1,800	1,803
Bank One Issuance Trust
2.86%, 2/17/09	(h)1,800	1,802
Bear Stearns Asset Backed Securities, Inc.
3.05%, 9/25/34	(h)781	782
Capital Auto Receivables Asset Trust
1.44%, 2/15/07	520	516
2.64%, 3/17/08	270	268
2.89%, 1/15/08	(h)800	801

The accompanying notes are an integral part of the financial statements.

8

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Advisory Mortgage Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
Chase Funding Mortgage Loan
2.96%, 11/25/18	$ (h)312	$312
Citibank Credit Card Issuance Trust
4.40%, 5/15/07	400	401
6.90%, 10/15/07	805	820
Fleet Credit Card Master Trust II
2.75%, 4/15/08	350	349
Ford Credit Auto Owner Trust
3.79%, 9/15/06	303	304
GE Capital Credit Card Master Note Trust
2.85%, 9/15/10	(h)900	901
GE Dealer Floorplan Master Note Trust
2.90%, 7/20/08	(h)850	850
Harley-Davidson Motorcycle Trust
3.09%, 6/15/10	216	214
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2.99%, 4/16/19	(e)(h)943	944
Long Beach Mortgage Loan Trust
2.99%, 1/25/14	(h)1,237	1,237
MBNA Credit Card Master Note Trust
2.92%, 8/17/09	(h)1,800	1,805
2.95%, 2/16/10	(h)1,300	1,305
MBNA Master Credit Card Trust USA
6.90%, 1/15/08	340	345
New Century Home Equity Loan Trust
2.99%, 2/25/35	(h)898	899
3.03%, 8/25/34	(h)394	395
Nissan Auto Receivables Owner Trust
4.60%, 9/17/07	193	194
Residential Asset Securities Corp.
3.01%, 10/25/22	(h)863	864
3.02%, 7/25/21	(h)332	332
SLM Student Loan Trust
2.72%, 10/25/12 - 4/25/13	(h)3,400	3,401
2.74%, 1/25/13	(h)900	902
Structured Asset Investment Loan Trust
2.95%, 4/25/34	(h)614	614
Volkswagen Auto Lease Trust
2.36%, 12/20/05	23	23
Wachovia Auto Owner Trust
2.40%, 5/21/07	900	896
Wells Fargo Home Equity Trust
3.02%, 2/25/18	(h)452	453
William Street Funding Corp.
2.993%, 4/23/06	(e)(h)700	701
		32,128
Collateralized Mortgage Obligations -— Agency Collateral Series (2.6%)
Federal Home Loan Mortgage Corporation
6.00%, 10/15/27	144	144
Inv Fl IO
3.188%, 3/15/24	68,140	2,426
5.19%, 6/15/28 - 3/15/32	11,491	577
5.367%, 12/15/23	4,549	405
5.59%, 12/15/27	$5,863	$158
5.69%, 9/15/30	4,696	397
33.188%, 11/15/07	83	21
Inv Fl IO PAC
6.788%, 3/15/08	530	29
7.067%, 2/15/08	935	41
Inv Fl IO REMIC
4.69%, 8/15/30	186	10
IO
5.00%, 6/15/17	594	71
5.50%, 1/15/29 - 8/15/30	28,812	2,838
6.00%, 5/1/31	2,480	435
6.50%, 4/1/28 - 5/15/33	3,717	704
7.00%, 8/15/30 - 3/1/32	10,413	2,067
7.50%, 4/1/28 - 8/15/30	5,254	1,043
8.00%, 10/15/12 - 6/1/31	17,275	3,634
IO PAC
1.00%, 2/15/27	9,023	221
6.00%, 4/15/32	733	96
7.00%, 9/15/27	107	18
IO REMIC
10.00%, 5/1/20 - 6/1/20	169	27
PAC
8.55%, 1/15/21	66	66
9.60%, 4/15/20	199	199
9.90%, 10/15/19	1,075	1,076
10.00%, 5/15/20 - 6/15/20	1,063	1,063
REMIC
3.312%, 9/15/07	387	387
REMIC PAC
9.50%, 4/15/20	225	225
Federal National Mortgage Association
3.275%, 12/25/08	1,008	1,011
6.52%, 7/25/08	201	208
7.00%, 9/25/32	15,832	16,517
Inv Fl IO
3.55%, 7/25/34	60,885	2,387
4.72%, 2/17/31	471	36
5.156%, 7/18/27	1,799	107
5.25%, 12/25/29	240	9
5.35%, 10/25/28	7,677	442
5.65%, 7/25/30 - 8/25/30	5,589	376
5.666%, 11/18/30	3,147	270
5.716%, 10/18/30	728	48
5.75%, 10/25/29	1,652	88
6.067%, 10/25/07	1,457	51
Inv Fl IO REMIC
46.392%, 9/25/20	284	522
57.375%, 9/25/22	420	469
IO
5.00%, 9/25/11 - 2/25/15	3,016	98
5.15%, 12/25/27	473	9
5.50%, 3/25/17 - 5/25/27	6,440	385
6.00%, 8/25/32 - 5/25/33	4,589	737
6.50%, 7/1/31 - 5/25/33	42,256	8,199

The accompanying notes are an integral part of the financial statements.

9

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Advisory Mortgage Portfolio

	Face
	Amount	Value
	(000)	(000)
Collateralized Mortgage Obligations — Agency Collateral Series (cont’d)
7.00%, 3/1/32 - 5/25/33	$37,655	$7,493
7.50%, 4/1/27 - 1/1/32	3,502	656
8.00%, 2/1/23 - 8/1/31	54,637	11,534
8.50%, 10/1/24 - 10/1/25	8,892	1,244
9.00%, 11/1/26	4,758	935
9.50%, 9/1/18	1	@—
461.72%, 12/25/21	1	4
809.00%, 6/25/21	@—	2
IO PAC
8.00%, 9/18/27	14,369	2,913
1,009.00%, 9/25/20	@—	10
1,158.07%, 7/25/21	@—	8
IO REMIC PAC
8.00%, 8/18/27	2,232	445
PAC
8.50%, 9/25/20	107	115
8.75%, 11/25/19	13	14
Government National Mortgage Association
Inv Fl IO
5.125%, 9/16/27	148	11
5.18%, 4/16/29	26,448	1,730
5.30%, 5/20/31	5,778	444
5.73%, 12/16/29	1,488	142
5.78%, 8/16/29	29,656	2,584
Inv Fl IO PAC
5.58%, 5/16/26	33	@—
Kidder Peabody Mortgage Assets Trust, IO
9.50%, 4/22/18	25	6
Lehman Structured Securities Corp., IO
7.00%, 10/26/29	(e)77,064	7,321
Washington Mutual, Inc.
2.947%, 10/25/44	(h)765	772
		88,730
Federal Agency (1.7%)
Federal Home Loan Mortgage Corporation
5.125%, 11/7/13	58,650	58,700
Mortgages — Other (0.1%)
American Express Co.
9.625%, 12/1/12	(d)105	105
American Housing Trust
9.125%, 4/25/21	495	495
9.553%, 9/25/20	1,233	1,231
California Federal Savings & Loan Association
8.80%, 1/1/14	(d)5	5
First Federal Savings & Loan Association
8.75%, 6/1/06	(d)19	19
Gemsco Mortgage Pass Through Certficate
8.701%, 11/25/10	(d)60	60
Household Bank
8.239%, 12/1/08	(d)6	6
Ryland Acceptance Corp. IV
6.65%, 7/1/11	1,001	1,001
		2,922
U.S. Treasury Securities (48.2%)
U.S. Treasury Strips
IO
4.78%, 5/15/16	$10,000	$5,913
4.82%, 2/15/17	65,000	36,927
4.91%, 8/15/18	49,250	25,746
4.94%, 2/15/19	75,000	38,112
4.95%, 5/15/19	153,300	76,850
4.96%, 8/15/19	125,000	61,815
4.97%, 11/15/19 - 2/15/21	364,300	168,915
4.99%, 2/15/20 - 5/15/20	660,010	315,653
5.00%, 8/15/20	68,300	31,968
5.02%, 5/15/21	745,570	335,225
5.03%, 11/15/21 - 8/15/22	363,975	157,117
5.05%, 11/15/22 - 2/15/23	100,900	41,708
5.06%, 11/15/23	65,000	25,632
PO
5/15/21 - 11/15/21	658,450	295,397
		1,616,978
Total Fixed Income Securities (Cost $3,589,616)		3,615,396

	Shares
Preferred Stock (1.6%)
Mortgages — Other (1.6%)
Home Ownership Funding Corp.
13.331% (Cost $52,692)	(e)153,475	54,475

	Face
	Amount
	(000)
Short-Term Investments (8.4%)
Discount Notes (5.0%)
American Express Credit Corp.
2.83%, 5/6/05	$35,000	34,903
Barclays US Funding Corp.
2.86%, 5/23/05	20,000	19,917
Rabobank USA Finance Corp.
2.76%, 4/1/05	50,000	49,993
USAA Capital Corp.
2.75%, 4/13/05	44,000	43,953
2.76%, 4/1/05	18,990	18,989
		167,755
Repurchase Agreement (3.3%)
J.P. Morgan Securities, Inc., 2.78%,
dated 3/31/05, due 4/1/05,
repurchase price $112,175	(f)112,166	112,166
U.S. Treasury Securities (0.1%)
U.S. Treasury Bills
2.85%, 7/14/05	(j)2,500	2,480
Total Short-Term Investments (Cost $282,418)		282,401
Total Investments (117.7%) (Cost $3,924,726)		3,952,272
Liabilities in Excess of Other Assets (-17.7%)		(593,946)
Net Assets (100%)		$3,358,326

The accompanying notes are an integral part of the financial statements.

10

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Advisory Mortgage Portfolio

(d)                                 Security was valued at fair value — At March 31, 2005, the Portfolio held $189,000 of fair valued securities, representing less than 0.05% of net assets.

(e)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50% due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2005.

(i)                                     Security is subject to delayed delivery.

(j)                                     A portion of the security was pledged to cover margin requirements for futures contracts.

@                                    Value/Face Amount is less than $500.

Inv Fl                 Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2005.

IO                                   Interest Only

PAC                       Planned Amortization Class

PO                                Principal Only

REMIC         Real Estate Mortgage Investment Conduit

TBA                      To be announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)

Long:
U.S. Treasury 2 yr. Note	542	$112,135	Jun-05	$(625)
U.S. Treasury 5 yr. Note	961	102,917	Jun-05	(955)
U.S. Treasury Long Bond	1,110	123,626	Jun-05	(2,166)
Short:
U.S. Treasury 10 yr. Note	751	82,058	Jun-05	911
				$(2,835)

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

*                 Investment types which do not appear in the top 10 investment types and investment types which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

11

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Statements of Assets and Liabilities

	Advisory	Advisory
	Foreign	Foreign
	Fixed	Fixed	Advisory
	Income	Income II	Mortgage
	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$96,964	$23,752	$3,924,726
Investments in Securities of Unaffiliated Issuers, at Value:(1)	101,070	24,736	3,952,272
Cash	1	1	6,788
Receivable for Delayed Delivery Commitments	—	—	169,360
Due from Broker	2,041	541	86,240
Receivable for Investments Sold	—	—	16,460
Unrealized Appreciation on Foreign Currency Exchange Contracts	594	147	—
Unrealized Appreciation on Swap Agreements	—	—	14,444
Foreign Withholding Tax Reclaim Receivable	—	19	—
Interest Receivable	1,195	306	11,212
Due from Adviser	—	8	277
Other Assets	2	1	93
Total Assets	104,903	25,759	4,257,146
Liabilities:
Payable for Delayed Delivery Commitments	—	—	772,998
Interest Payable for Swap Agreements	—	—	90,435
Unrealized Depreciation on Swap Agreements	—	—	34,772
Payable for Administration Fees	10	4	240
Payable for Custodian Fees	5	2	69
Payable for Trustees’ Fees and Expenses	3	#—	155
Other Liabilities	18	15	151
Total Liabilities	36	21	898,820
Net Assets	$104,867	$25,738	$3,358,326
Net Assets Consist Of:
Paid-in Capital	$102,923	$25,203	$3,698,115
Undistributed (Distributions in Excess of) Net Investment Income	(1,668)	(333)	(898)
Accumulated Net Realized Gain (Loss)	(1,140)	(282)	(343,274)
Unrealized Appreciation (Depreciation) on:
Investments	4,106	984	27,546
Foreign Currency Exchange Contracts and Translations	604	155	—
Futures Contracts	42	11	(2,835)
Swap Agreements	—	—	(20,328)
Net Assets	$104,867	$25,738	$3,358,326
INSTITUTIONAL CLASS:
Shares Outstanding $0.01 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	31,450,881	2,170,357	338,686,319
Net Asset Value, Offering and Redemption Price Per Share	$3.33	$11.86	$9.92

(1) Including:
Repurchase Agreements, at Value:	$12,418	$3,505	$112,166

#                 Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

12

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2005

	Advisory	Advisory
	Foreign	Foreign
	Fixed	Fixed	Advisory
	Income	Income II	Mortgage
	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)
Investment Income:
Dividends	$—	$—	$2,034
Interest	1,332	329	74,527
Total Investment Income	1,332	329	76,561
Expenses:
Investment Advisory Fees (Note B)	193	48	6,784
Administration Fees (Note C)	40	10	1,368
Custodian Fees (Note E)	7	4	109
Professional Fees	15	11	183
Transfer Agency Fees (Note F)	2	1	2
Trustees’ Fees and Expenses	1	#—	44
Other Expenses	12	11	116
Total Expenses	270	85	8,606
Waiver of Investment Advisory Fees (Note B)	(193)	(48)	(6,784)
Expenses Reimbursed by Adviser (Note B)	—	(18)	(367)
Expense Offset (Note E)	#—	#—	(8)
Net Expenses	77	19	1,447
Net Investment Income	1,255	310	75,114
Realized Gain (Loss):
Investments Sold	469	107	10,989
Foreign Currency Transactions	(1,794)	(435)	—
Futures Contracts	188	45	(456)
Swap Agreements	—	—	(3,309)
Net Realized Gain (Loss)	(1,137)	(283)	7,224
Change in Unrealized Appreciation (Depreciation):
Investments	532	139	(2,446)
Foreign Currency Exchange Contracts and Translations	1,255	310	—
Futures Contracts	37	10	(1,116)
Swap Agreements	—	—	(11,281)
Net Change in Unrealized Appreciation (Depreciation)	1,824	459	(14,843)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	687	176	(7,619)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,942	$486	$67,495

# Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

13

2005 Semi-Annual Report

March 31, 2005

Statements of Changes in Net Assets

	Advisory Foreign		Advisory Foreign
	Fixed Income		Fixed Income II		Advisory Mortgage
	Portfolio		Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31,	September	March 31,	September	March 31,	September
	2005	30,	2005	30,	2005	30,
	(unaudited)	2004	(unaudited)	2004	(unaudited)	2004
	(000)	(000)	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,255	$2,479	$310	$480	$75,114	$115,234
Net Realized Gain (Loss)	(1,137)	(4,203)	(283)	(860)	7,224	(79,505)
Net Change in Unrealized Appreciation (Depreciation)	1,824	4,418	459	934	(14,843)	154,665
Net Increase (Decrease) in Net Assets Resulting from Operations	1,942	2,694	486	554	67,495	190,394
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(2,186)	(960)	(439)	(139)	(108,615)	(239,329)
Net Realized Gain	(15)	(19)	—	(3)	—	—
Total Distributions	(2,201)	(979)	(439)	(142)	(108,615)	(239,329)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	5,078	3,130	3,830	1,291	231,860	420,450
Distributions Reinvested	1,858	858	413	134	90,455	201,461
Redeemed	(3,020)	(62,158)	(4,223)	(3,040)	(683,396)	(2,528,971)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	3,916	(58,170)	20	(1,615)	(361,081)	(1,907,060)
Total Increase (Decrease) in Net Assets	3,657	(56,455)	67	(1,203)	(402,201)	(1,955,995)
Net Assets:
Beginning of Period	101,210	157,665	25,671	26,874	3,760,527	5,716,522
End of Period	$104,867	$101,210	$25,738	$25,671	$3,358,326	$3,760,527
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$(1,668)	$(737)	$(333)	$(204)	$(898)	$32,603

(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	1,498	950	322	110	23,279	41,833
Shares Issued on Distributions Reinvested	562	263	35	12	9,105	20,092
Shares Redeemed	(896)	(18,835)	(356)	(264)	(68,530)	(252,323)
Net Increase (Decrease) in Institutional Class Shares Outstanding	1,164	(17,622)	1	(142)	(36,146)	(190,398)

The accompanying notes are an integral part of the financial statements.

14

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Statement of Cash Flows

For the Six Months Ended March 31, 2005

Advisory
Mortgage
Portfolio
(000)
Cash Flows From Operating Activities:
Proceeds from Sales and Maturities of Investments	$1,548,767
Purchases of Investments	(318,798)
Proceeds from Sales of Forward Commitments	5,368,909
Purchases of Forward Commitments	(6,241,700)
Net (Increase) Decrease in Short-Term Investments	22,735
Net Realized Gain (Loss) on Futures Contracts	(456)
Net Realized Gain (Loss) on Swap Agreements	(3,309)
Net Investment Income	75,114
Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	2,670
Net Increase (Decrease) in Payables Related to Operations	23,201
Accretion/Amortization of Discounts and Premiums	(649)
Net Cash Provided by Operating Activities	476,484
Cash Flows from Financing Activities:
Proceeds from Portfolio Shares Sold	231,860
Payment on Portfolio Shares Redeemed	(683,396)
Cash Dividends and Distributions Paid	(18,160)
Net Cash Used in Financing Activities	(469,696)
Net Increase (Decrease) in Cash	6,788
Cash at Beginning of Period	—
Cash at End of Period	$6,788

The accompanying notes are an integral part of the financial statements.

15

2005 Semi-Annual Report

March 31, 2005

Financial Highlights

Advisory Foreign Fixed Income Portfolio

	Institutional Class
	Six Months Ended
Selected Per Share Data and Ratios	March 31, 2005 (unaudited)		Year Ended September 30,
			2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$3.34		$3.29	$4.17	$3.97	$3.71	$3.85
Income (Loss) from Investment Operations:
Net Investment Income	0.04	†	0.06 †	0.06 †	0.18 †	0.19 †	0.18 †
Net Realized and Unrealized Gain (Loss) on Investments	0.02		0.01	0.01	0.19	0.21	0.03
Total from Investment Operations	0.06		0.07	0.07	0.37	0.40	0.21
Distributions from and/or in Excess of:
Net Investment Income	(0.07)		(0.02)	(0.34)	(0.17)	(0.14)	(0.35)
Net Realized Gain	(0.00	)#	(0.00)#	(0.61)	—	—	—
Total Distributions	(0.07)		(0.02)	(0.95)	(0.17)	(0.14)	(0.35)
Net Asset Value, End of Period	$3.33		$3.34	$3.29	$4.17	$3.97	$3.71
Total Return	1.85	%‡	2.15%	1.88%	9.73%	11.12%	5.86%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$104,867		$101,210	$157,665	$8,713	$215,557	$9,052
Ratio of Expenses to Average Net Assets (1)	0.15	%*	0.15%	0.22%	0.15%	0.14%	0.16%
Ratio of Net Investment Income to Average Net Assets (1)	2.43	%*	1.91%	1.86%	4.51%	5.02%	4.87%
Portfolio Turnover Rate	3	%‡	10%	13%	54%	10%	0%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.52	%*	0.53%	0.54%	0.49%	0.50%	0.72%
Net Investment Income to Average Net Assets	2.06	%*	1.53%	1.47%	4.14%	4.65%	4.30%
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.15	%*	0.15%	0.15%	0.12%	0.13%	0.15%

†                  Per share amount is based on average shares outstanding.

‡                  Not Annualized

#                 Amount is less than $0.005 per share.

*                 Annualized

The accompanying notes are an integral part of the financial statements.

16

2005 Semi-Annual Report

March 31, 2005

Financial Highlights

Advisory Foreign Fixed Income II Portfolio

	Institutional Class
	Six Months						Period from
	Ended						June 20,
	March 31,						2000** to
	2005		Year Ended September 30,				September 30,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.84		$11.63	$11.60	$10.92	$10.18	$10.00
Income from Investment Operations:
Net Investment Income	0.14	†	0.22 †	0.24 †	0.48 †	0.50 †	0.14	†
Net Realized and Unrealized Gain (Loss) on Investments	0.08		0.05	(0.01)	0.79	0.51	0.04
Total from Investment Operations	0.22		0.27	0.23	1.27	1.01	0.18
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.06)	(0.20)	(0.59)	(0.27)	—
Net Realized Gain	—		(0.00)#	—	—	—	—
Total Distributions	(0.20)		(0.06)	(0.20)	(0.59)	(0.27)	—
Net Asset Value, End of Period	$11.86		$11.84	$11.63	$11.60	$10.92	$10.18
Total Return	1.91	%‡	2.35%	1.96%	12.07%	10.13%	1.80	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$25,738		$25,671	$26,874	$2,181	$58,010	$1,806
Ratio of Expenses to Average Net Assets (1)	0.15	%*	0.15%	0.22%	0.16%	0.16%	0.15	%*
Ratio of Net Investment Income to Average Net Assets (1)	2.40	%*	1.92%	2.08%	4.51%	4.80%	5.09	%*
Portfolio Turnover Rate	8	%‡	11%	50%	59%	4%	0	%‡

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.66	%*	0.62%	1.23%	0.57%	0.58%	3.17	%*
Net Investment Income to Average Net Assets	1.89	%*	1.45%	1.00%	4.09%	4.37%	2.07	%*
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.15	%*	0.15%	0.15%	0.15%	0.15%	0.15	%*

†                  Per share amount is based on average shares outstanding.

‡                  Not Annualized

*                 Annualized

**          Commencement of Operations

#                 Amount is less than $0.005.

The accompanying notes are an integral part of the financial statements.

17

2005 Semi-Annual Report

March 31, 2005

Financial Highlights

Advisory Mortgage Portfolio

	Institutional Class
	Six Months Ended
	March 31, 2005		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.03		$10.11	$10.74	$10.63	$10.00	$10.03
Income (Loss) from Investment Operations:
Net Investment Income	0.21	†	0.25 †	0.25 †	0.46	0.62	0.72
Net Realized and Unrealized Gain (Loss) on Investments	(0.02)		0.17	0.20	0.41	0.66	(0.08)
Total from Investment Operations	0.19		0.42	0.45	0.87	1.28	0.64
Distributions from and/or in Excess of:
Net Investment Income	(0.30)		(0.50)	(0.51)	(0.76)	(0.65)	(0.67)
Net Realized Gain	—		—	(0.57)	—	—	—
Total Distributions	(0.30)		(0.50)	(1.08)	(0.76)	(0.65)	(0.67)
Net Asset Value, End of Period	$9.92		$10.03	$10.11	$10.74	$10.63	$10.00
Total Return	1.94	%‡	4.30%	4.42%	8.49%	13.30%	6.76%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,358,326		$3,760,527	$5,716,522	$7,034,400	$7,963,569	$7,019,170
Ratio of Expenses to Average Net Assets (1)	0.08	%*	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets (1)	4.15	%*	2.51%	2.43%	4.24%	6.01%	7.19%
Portfolio Turnover Rate	124	%‡^	512%^	120%	112%	134%	49%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.48	%*	0.49%	0.49%	0.48%	0.47%	0.46%
Net Investment Income to Average Net Assets	3.75	%*	2.10%	2.02%	3.84%	5.62%	6.81%
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.08	%*	0.08%	0.08%	0.08%	0.08%	0.08%

†                  Per share amount is based on average shares outstanding.

‡                  Not Annualized

*                 Annualized

^                  The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of the portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio’s current year turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case in the past years. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

18

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust (“MSIFT” or the “Fund”) is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund is comprised of seventeen active portfolios. The accompanying financial statements and financial highlights are those of the Advisory Foreign Fixed Income, Advisory Foreign Fixed Income II and Advisory Mortgage Portfolios (each referred to as a “Portfolio”) only. For the purposes of the 1940 Act, the Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolios are considered non-diversified funds; the Advisory Mortgage Portfolio is considered a diversified fund. The financial statements of the remaining portfolios are presented separately.

A. Significant Accounting Policies. The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.         Security Valuation:  Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific security. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees.

2.         Repurchase Agreements: Each Portfolio may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. Any such joint repurchase agreement is covered by the same collateral requirements discussed above.

3.         Futures: Financial futures contracts (secured by cash and securities deposited with brokers as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening

19

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Notes to Financial Statements (cont’d)

value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statements of Operations. “Due from (to) Broker” includes initial margin and variation margin, as stated in the Statement of Assets & Liabilities.

Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities.

Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Assets & Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

4.       Securities Sold Short: Each Portfolio may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at their market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio’s obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid high grade debt obligations. In addition, the Portfolio will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

5.         Swap Agreements: Each Portfolio may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another instrument. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in “Due from (to) Broker” on the Statement of Assets & Liabilities. The following summarizes swaps entered into by the Advisory Mortgage Portfolio:

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statements of Operations as an adjustment to interest income. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statements of Operations as an adjustment to interest income. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statements of Operations.

Realized gains or losses on maturity or termination of swaps are presented in the Statements of Operations. Because there is no organized market for these swap agreements, the unrealized gain/loss reported in the Statement of Assets & Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from

20

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Notes to Financial Statements (cont’d)

the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default.

6.         Structured Investments: Each Portfolio may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

7.         Delayed Delivery Commitments: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations. Such transactions may give rise to a form of leverage. This can cause a Portfolio to be more volatile than if it had not been leveraged, as leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s portfolio securities.

8.         Foreign Currency Translation and Foreign Currency Exchange Contracts: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio may enter into foreign currency exchange contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statements of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

The Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolios’ net assets include foreign denominated securities and currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the component of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation and regulation of foreign securities markets and the possibility of political or economic instability. .

9.         Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

Discounts and premiums on securities purchased are accreted/amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets.

B. Investment Advisory Fees. Under the terms of an Investment Advisory Agreement, each Portfolio pays Morgan Stanley Investment Management Inc. (“MSIM”, formerly Morgan

21

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Stanley Investments LP, or “the Adviser”), a wholly-owned subsidiary of Morgan Stanley, for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate of 0.375% of the Portfolio’s average daily net assets for the quarter.

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios if annual operating expenses exceed 0.15%, 0.15% and 0.08% of average daily net assets of the Advisory Foreign Fixed Income, Advisory Foreign Fixed Income II and Advisory Mortgage Portfolios, respectively.

Morgan Stanley Investment Management Limited (“MSIM Limited”) serves as Sub-Adviser to the Advisory Foreign Fixed Income Portfolio and the Advisory Foreign Fixed Income II Portfolio. MSIM Limited is a wholly-owned subsidiary of Morgan Stanley. Under an Investment Sub-Advisory Agreement with the Adviser, MSIM Limited, subject to the control and supervision of the Fund, its officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of these Portfolios, makes certain day-to-day investment decisions for these Portfolios and places certain of the Portfolios’ purchase and sales orders. The Adviser pays MSIM Limited on a monthly basis a portion of the net advisory fees the Adviser receives from these Portfolios.

C. Administration Fees.  MSIM (the “Administrator”) serves as Administrator to the Fund Pursuant to an Amended and Restated Administration Agreement dated November 1, 2004. Under its Amended and Restated Administration Agreement with the Fund, MSIM receives an annual fee, accrued daily and payable monthly, of 0.08% of each Portfolio’s average daily net assets. Administration cost, (including out-of-pocket expenses incurred in the ordinary course of providing services under the agreement, which were previously borne by the Fund), except pricing services and extraordinary expenses, will now be covered under the Administration Fee. Transfer Agency expenses will no longer be paid by MSIM, but will be borne by the Fund. J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, provides fund accounting and other services pursuant to a sub-administration agreement with MSIM and receives compensation for these services.

Prior to November 1, 2004, MSIM served as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MSIM received an annual fee, accrued daily and payable monthly, of 0.08% of each Portfolio’s average daily net assets, plus reimbursement of out-of-pocket expenses.

D. Distribution Fees.  Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly owned subsidiary of the Adviser, is the distributor for the Fund. MSDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares.

E. Custodian Fees.  JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Portfolios have entered into an arrangement with their custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses. These custodian credits are shown as “expense offset” on the Statements of Operations.

F. Transfer Agency Fees. JPMIS, a corporate affiliate of JPMorgan Chase Bank serves as Transfer Agent to the Fund pursuant to a Transfer Agency Agreement.  Prior to November 1, 2004, the Transfer Agency expenses were borne by MSIM.

G. Portfolio Investment Activity.

1.         Purchases and Sales of Securities.  For the six months ended March 31, 2005, purchases and sales of investment securities other than temporary cash investments and long-term U.S. government securities were:

	Purchases	Sales
Portfolio	(000)	(000)

Advisory Foreign Fixed Income	$1,475	$11,314
Advisory Foreign Fixed Income II	948	2,837
Advisory Mortgage	5,252,568	6,490,027

For the six months ended March 31, 2005, purchases and sales of long-term U.S. government securities were:

	Purchases	Sales
Portfolio	(000)	(000)

Advisory Mortgage	$10,920	$—

22

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Notes to Financial Statements (cont’d)

2.         Swap Agreements.  At March 31, 2005, the Advisory Mortgage Portfolio had the following open Swap Agreements:

						Net Unrealized
	Termination	Notional Amount				Appreciation (Depreciation)
Counterparty	Date	(000)	Type	Pay	Receive	(000)

Bank of America	4/27/05	$116,300	TRS	3 month LIBOR	Index Return(1)	$(2,041)
	5/25/05	69,100	TRS	3 month LIBOR	Index Return(1)	(1,136)
	2/15/22	26,000	ZCS	at maturity	compounded 3 month LIBOR	89
Citigroup	5/15/19	73,000	ZCS	at maturity	compounded 3 month LIBOR less 7.125 bps	(655)
	5/15/19	30,000	ZCS	at maturity	compounded 3 month LIBOR less 4.2 bps	(170)
	11/15/19	39,150	ZCS	at maturity	compounded 3 month LIBOR less 7.9 bps	(629)
	2/15/20	25,875	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	389
	2/15/20	25,875	ZCS	at maturity	compounded 3 month LIBOR less 2.75 bps	374
	2/15/20	92,000	ZCS	at maturity	compounded 3 month LIBOR less 4.14 bps	763
	2/15/20	142,850	ZCS	at maturity	compounded 3 month LIBOR less 4.882 bps	886
	5/15/20	65,750	ZCS	at maturity	compounded 3 month LIBOR less 9.75 bps	1,168
	5/15/20	74,550	ZCS	at maturity	compounded 3 month LIBOR less 6.0 bps	(95)
	5/15/20	73,725	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	(69)
	8/15/20	18,300	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(188)
	8/15/20	50,000	ZCS	at maturity	compounded 3 month LIBOR less 6.25 bps	(272)
	2/15/21	35,000	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(698)
	5/15/21	39,800	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(959)
	5/15/21	39,800	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(908)
	5/15/21	15,500	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(414)
	5/15/21	47,200	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(1,259)
	5/15/21	33,000	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(910)
	5/15/21	30,410	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(759)
	5/15/21	36,300	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(1,026)
	5/15/21	119,875	ZCS	at maturity	compounded 3 month LIBOR less 3.75 bps	(627)
	5/15/21	63,800	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	(33)
	5/15/21	63,900	ZCS	at maturity	compounded 3 month LIBOR less 3.0 bps	1,944
	5/15/21	27,250	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	1,097
	11/15/21	63,800	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	(541)
	11/15/21	26,275	ZCS	at maturity	compounded 3 month LIBOR less 3.7 bps	(302)
	11/15/21	63,800	ZCS	at maturity	compounded 3 month LIBOR less 4.25 bps	(559)
	2/15/22	29,100	ZCS	at maturity	compounded 3 month LIBOR less 10.0 bps	314
	8/15/22	85,000	ZCS	at maturity	compounded 3 month LIBOR less 7.0 bps	(2,503)
	8/15/22	19,750	ZCS	at maturity	compounded 3 month LIBOR less 10.0 bps	256
	2/15/23	27,000	ZCS	at maturity	compounded 3 month LIBOR less 11.5 bps	165
	2/15/23	10,000	ZCS	at maturity	compounded 3 month LIBOR less 12.0 bps	(112)
Credit Suisse First Boston	5/15/16	10,000	ZCS	at maturity	compounded 3 month LIBOR	88
	2/15/17	65,000	ZCS	at maturity	compounded 3 month LIBOR	1,770
	8/15/18	49,250	ZCS	at maturity	compounded 3 month LIBOR	(1,164)
	2/15/19	75,000	ZCS	at maturity	compounded 3 month LIBOR	760
	5/15/19	45,300	ZCS	at maturity	compounded 3 month LIBOR	327
	8/15/19	62,000	ZCS	at maturity	compounded 3 month LIBOR	(1,577)
	8/15/19	63,000	ZCS	at maturity	compounded 3 month LIBOR	(1,468)
	11/15/19	49,250	ZCS	at maturity	compounded 3 month LIBOR	(1,356)
	2/15/21	125,600	ZCS	at maturity	compounded 3 month LIBOR	(3,563)
	5/15/21	289,000	ZCS	at maturity	compounded 3 month LIBOR	(3,365)
	5/15/21	199,125	ZCS	at maturity	compounded 3 month LIBOR	(1,592)
	5/15/21	199,500	ZCS	at maturity	compounded 3 month LIBOR	(67)
	5/15/21	63,900	ZCS	at maturity	compounded 3 month LIBOR	849
	11/15/23	65,000	ZCS	at maturity	compounded 3 month LIBOR	512
Goldman Sachs	2/15/20	30,410	ZCS	at maturity	compounded 3 month LIBOR	(712)
	2/15/20	66,500	ZCS	at maturity	compounded 3 month LIBOR	456
	2/15/20	29,500	ZCS	at maturity	compounded 3 month LIBOR	201
	5/15/20	32,975	ZCS	at maturity	compounded 3 month LIBOR	443

23

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Notes to Financial Statements (cont’d)

						Net Unrealized
	Termination	Notional Amount				Appreciation (Depreciation)
Counterparty	Date	(000)	Type	Pay	Receive	(000)

Goldman Sachs	2/15/21	$40,350	ZCS	at maturity	compounded 3 month LIBOR	$(1,234)
	2/15/21	27,850	ZCS	at maturity	compounded 3 month LIBOR	(127)
	2/15/21	47,100	ZCS	at maturity	compounded 3 month LIBOR	(371)
	11/15/21	56,100	ZCS	at maturity	compounded 3 month LIBOR	(34)
	11/15/21	111,650	ZCS	at maturity	compounded 3 month LIBOR	(993)
	8/15/22	18,300	ZCS	at maturity	compounded 3 month LIBOR	(283)
	11/15/22	63,900	ZCS	at maturity	compounded 3 month LIBOR	1,592
						$(20,328)

(1) Receive if positive (pay if negative), the total rate of return on the Banc of America Securities LLC AAA 10-year Commercial Mortgage-Backed Securities Daily Index.

bps                            — basis points

TRS                         — Total Return Swap

ZCS                         — Zero Coupon Interest Rate Swap

H. Federal Income Taxes: It is each Portfolio’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid quarterly for the Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolios and monthly for the Advisory Mortgage Portfolio. Net realized capital gains, if any, are distributed at least annually.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2004 and 2003 were as follows:

	2004 Distributions		2003 Distributions
	Paid From:		Paid From:
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gain	Income	Capital Gain
Portfolio	(000)	(000)	(000)	(000)

Advisory Foreign Fixed Income	$979	$—	$1,929	$81
Advisory Foreign Fixed Income II	142	—	67	—
Advisory Mortgage	239,329	—	655,237	66,092

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are generally due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post-October Losses.  Permanent differences are generally due to swap transactions, paydown adjustments and foreign currency transactions.

Permanent book and tax basis differences may result in reclassifications to undistributed (distributions in excess of) net investment income, accumulated net realized net gain (loss) and paid-in capital.

At September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary Income
Portfolio	(000)

Advisory Foreign Fixed Income	$1,233
Advisory Foreign Fixed Income II	209
Advisory Mortgage	38,531

At March 31, 2005, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

				Net
				Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Portfolio	(000)	(000)	(000)	(000)

Advisory Foreign Fixed Income	$96,964	$4,108	$(2)	$4,106
Advisory Foreign Fixed Income II	23,752	984	—	984
Advisory Mortgage	3,924,726	155,977	(128,431)	27,546

At September 30, 2004, the Advisory Mortgage Portfolio had available for Federal income tax purposes unused capital losses of approximately $18,149,000 and $104,610,000, which will expire on September 30, 2011 and September 30, 2012, respectively.

To the extent that capital loss carryover is used to offset any future capital gains realized during the carryover period as

24

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Notes to Financial Statements (cont’d)

provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a portfolio for gains realized and not distributed.  To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2004, the Advisory Mortgage Portfolio elected to defer capital losses occurring between November 1, 2003 and September 30, 2004 up to approximately $62,679,000.

I. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

J. Other.  At March 31, 2005, the Advisory Foreign Fixed Income, Advisory Foreign Fixed Income II and Advisory Mortgage Portfolios each had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolios. The aggregate percentage of such owners was 36.9%, 64.5% and 14.4%, respectively.

25

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Trustee and Officer Information

Trustees

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, NY 10020

Distributor
Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899

Custodian
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, NY 10019

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Officers

Charles A. Fiumefreddo
Chairman and Director of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

James W. Garrett
Treasurer and Chief Financial Officer

Michael J. Leary
Assistant Treasurer

Mary E. Mullin
Secretary

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1(800) 354-8185 or by visiting our website at www.morganstanley.com/im.  This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1(800) 354-8185.

26

Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

Investment Adviser : (610) 940-5000 • MSIF Trust (800) 354-8185

© 2004 Morgan Stanley

931-ADVAR-0505

2005 Semi-Annual Report March 31, 2005

Morgan Stanley Institutional Fund Trust

Fixed Income Portfolios

Core Plus Fixed Income

Investment Grade Fixed Income

U.S. Core Fixed Income

High Yield

Intermediate Duration

International Fixed Income

Limited Duration

Municipal

Balanced Portfolio

Balanced

2005 Semi-Annual Report March 31, 2005

Shareholder’s Letter
Expense Examples
Fixed Income Portfolios:
Core Plus Fixed Income
Investment Grade Fixed Income
U.S. Core Fixed Income
High Yield
Intermediate Duration
International Fixed Income
Limited Duration
Municipal

Balanced Portfolio:
Balanced
Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Statements of Cash Flows
Financial Highlights
Notes to Financial Statements
Trustee and Officer Information

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call 1 (800) 354-8185. Please read the prospectus carefully before you invest or send money. Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management’s website: www.morganstanley.com\im.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Shareholder’s Letter

Dear Shareholders:

We are pleased to present to you the Fund’s Semi-Annual Report for the six months ended March 31, 2005. Our Fund currently consists of 17 portfolios, providing investors with a broad array of equity, fixed-income, and balanced portfolios. The Fund’s portfolios, together with the portfolios of the Morgan Stanley Institutional Fund, Inc., provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization), and fixed income (e.g., short, medium, and long duration; investment grade and high yield).

Sincerely,

Ronald E. Robison
Executive Vice President and Principal Executive Officer

April 2005

2005 Semi-Annual Report March 31, 2005 (unaudited)

Expense Examples

Expense Examples

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, shareholder servicing fees (in the case of Investment Class), distribution (12b-1) fees (in the case of Adviser Class); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	October 1, 2004	March 31, 2005	October 1, 2004 — March 31, 2005

Core Plus Fixed Income Portfolio
Institutional Class
Actual	$1,000.00	$1,014.70	$2.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.62	2.34

Investment Class
Actual	1,000.00	1,014.00	3.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.87	3.10

Adviser Class
Actual	1,000.00	1,013.40	3.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.38	3.59

* Expenses are equal to Institutional Class’, Investment Class’ and Adviser Class’ annualized expense ratios of 0.46%, 0.61% and 0.71%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Investment Grade Fixed Income Portfolio
Institutional Class
Actual	$1,000.00	$1,014.90	$2.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.93	2.57

Adviser Class
Actual	1,000.00	1,015.00	3.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.65	3.32

* Expenses are equal to Institutional Class’ and Adviser Class’ annualized expense ratios of 0.51% and 0.66%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. Core Fixed Income Portfolio
Institutional Class
Actual	$1,000.00	$1,014.60	$2.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.44	2.52

Adviser Class
Actual	1,000.00	1,012.40	3.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.19	3.78

* Expenses are equal to Institutional Class’ and Adviser Class’ annualized expense ratios of 0.50% and 0.75%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Expense Examples (cont’d)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	October 1, 2004	March 31, 2005	October 1, 2004 — March 31, 2005

High Yield Portfolio
Institutional Class
Actual	$1,000.00	$1,013.70	$3.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.83	3.13

Investment Class
Actual	1,000.00	1,012.80	3.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.10	3.87

Adviser Class
Actual	1,000.00	1,012.40	4.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.60	4.38

* Expenses are equal to Institutional Class’, Investment Class’ and Adviser Class’ annualized expense ratios of 0.62%, 0.77% and 0.87%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Intermediate Duration Portfolio
Institutional Class
Actual	$1,000.00	$1,001.00	$2.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.33	2.63

Investment Class
Actual	1,000.00	1,000.40	3.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.59	3.38

* Expenses are equal to Institutional Class’ and Investment Class’ annualized expense ratios of 0.52% and 0.67%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

International Fixed Income Portfolio
Institutional Class
Actual	$1,000.00	$1,061.40	$2.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.09	2.87

* Expenses are equal to Institutional Class’ annualized expense ratio of 0.57% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Limited Duration Portfolio
Institutional Class
Actual	$1,000.00	$1,000.80	$2.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.80	2.15

* Expenses are equal to Institutional Class’ annualized expense ratio of 0.43% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Municipal Portfolio
Institutional Class
Actual	$1,000.00	$1,003.60	$2.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.44	2.52

* Expenses are equal to Institutional Class’ annualized expense ratio of 0.50% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Balanced Portfolio
Institutional Class
Actual	$1,000.00	$1,050.10	$3.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.75	3.21

Investment Class
Actual	1,000.00	1,049.40	4.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.01	3.97

Adviser Class
Actual	1,000.00	1,048.60	4.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.49	4.49

* Expenses are equal to Institutional Class’, Investment Class’ and Adviser Class’ annualized expense ratios of 0.64%, 0.79% and 0.89%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (107.4%)
Agency Adjustable Rate Mortgages (1.0%)
Government National Mortgage Association,
Adjustable Rate Mortgages:
3.375%, 1/20/25-1/20/28	$19,274	$19,603
3.75%, 7/20/25-9/20/27	2,409	2,439
4.125%, 10/20/25-12/20/27	3,492	3,554
		25,596
Agency Fixed Rate Mortgages (25.6%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
10.00%, 2/1/10-11/1/20	2,161	2,424
10.50%, 8/1/09-10/1/20	751	829
11.00%, 12/1/10-9/1/20	658	720
11.25%, 10/1/11-12/1/15	276	304
11.50%, 1/1/11-12/1/15	14	15
11.75%, 12/1/17-4/1/19	33	35
12.00%, 10/1/09-2/1/15	34	38
13.00%, 6/1/19	12	13
14.00%, 8/1/14	1	1
14.75%, 3/1/10	3	4
Gold Pools:
6.00%, 5/15/35	24,300	24,809
6.50%, 3/1/16-8/1/33	3,825	3,981
7.00%, 2/1/28-7/1/32	4,338	4,574
7.50%, 8/1/17-10/1/32	24,490	26,232
8.00%, 11/1/25-12/1/31	6,861	7,385
8.50%, 3/1/09-8/1/31	15,301	16,675
9.00%, 7/1/17	998	1,087
9.50%, 1/1/21-12/1/22	1,086	1,198
10.00%, 6/1/17-3/1/21	810	918
10.50%, 11/1/15-4/1/21	496	547
April TBA
5.00%, 4/1/20	(i)38,950	38,962
5.50%, 4/1/20	(i)70,250	71,677
6.00%, 4/1/35	(i)21,500	22,004
Federal National Mortgage Association,
Conventional Pools:
6.50%, 11/1/23-9/1/34	86,682	90,184
7.00%, 2/1/17-11/1/32	20,452	21,594
7.50%, 11/1/22-10/1/32	48,157	51,541
8.00%, 3/1/07-10/1/32	46,571	50,142
8.50%, 11/1/08-5/1/32	41,025	44,702
9.00%, 12/1/08-1/1/22	3,210	3,446
9.50%, 11/1/13-4/1/30	9,830	10,821
10.00%, 9/1/10-10/1/25	1,504	1,680
10.50%, 5/1/12-7/1/25	1,521	1,714
11.00%, 7/1/20-11/1/20	285	315
11.50%, 1/1/13-2/1/20	407	455
12.00%, 11/1/15	406	452
12.50%, 9/1/15-2/1/16	83	93
April TBA
5.00%, 4/1/20	(i)17,600	17,589
7.50%, 4/1/35	(i)2,600	2,779
May TBA
4.50%, 5/1/20	$ (i)50,000	$48,797
5.00%, 5/1/20	(i)16,625	16,578
Government National Mortgage Association,
Various Pools:
9.00%, 12/15/21-11/15/24	3,486	3,827
9.50%, 8/15/09-12/15/19	3,380	3,735
10.00%, 11/15/09-1/15/26	23,064	26,005
10.50%, 12/15/14-4/15/25	2,503	2,843
11.00%, 12/15/09-2/15/25	6,630	7,364
11.50%, 4/15/13-4/20/19	147	165
12.00%, 3/15/11-11/15/19	2,933	3,293
12.50%, 6/15/10-12/15/13	15	17
		634,563
Asset Backed Corporates (18.9%)
American Express Credit Account Master Trust
2.92%, 11/16/09-12/15/09	(h)34,375	34,455
Asset Backed Funding Certificates
2.98%, 6/25/22	(h)4,847	4,850
Bear Stearns Asset Backed Securities, Inc.
3.05%, 9/25/34	(h)14,523	14,542
Capital Auto Receivables Asset Trust
2.89%, 1/15/08	(h)9,000	9,013
3.35%, 2/15/08	7,725	7,630
Carrington Mortgage Loan Trust
2.98%, 1/25/35	(h)14,075	14,084
Centex Home Equity
2.92%, 3/25/35	(h)10,500	10,500
Citibank Credit Card Issuance Trust
6.875%, 11/16/09	17,930	19,091
GE Capital Credit Card Master Note Trust
2.85%, 9/15/10	(h)10,700	10,709
GE Dealer Floorplan Master Note Trust
2.90%, 7/20/08	(h)10,050	10,055
GMAC Mortgage Corp. Loan Trust
2.96%, 3/25/35	(h)11,000	11,013
GSAMP Trust
2.97%, 2/25/35	(h)8,035	8,042
2.99%, 12/25/34	(h)13,623	13,637
Harley-Davidson Motorcycle Trust
2.18%, 1/15/09	8,341	8,273
Honda Auto Receivables Owner Trust
2.52%, 2/15/07	15,464	15,427
Hyundai Auto Receivables Trust
1.56%, 9/15/06	4,380	4,372
JP Morgan Chase Commercial Mortgage Securities Corp.
2.99%, 4/16/19	(e)(h)11,663	11,680
Long Beach Mortgage Loan Trust
2.93%, 4/25/35	(h)17,000	17,000
2.99%, 2/25/35	(h)13,793	13,803
MBNA Credit Card Master Note Trust
2.95%, 2/16/10	(h)15,975	16,031

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
MBNA Master Credit Card Trust USA
5.90%, 8/15/11	$19,110	$20,117
7.80%, 10/15/12	17,475	20,056
Merrill Lynch Mortgage Investors, Inc.
2.95%, 9/25/35	(h)13,046	13,056
3.03%, 7/25/35	(h)6,152	6,157
3.05%, 8/25/35	(h)2,172	2,173
New Century Home Equity Loan Trust
2.99%, 2/25/35	(h)12,464	12,472
3.03%, 8/25/34	(h)5,270	5,274
Residential Asset Mortgage Products, Inc.
2.96%, 1/25/35	(h)9,121	9,129
Residential Asset Securities Corp.
3.02%, 7/25/21	(h)3,956	3,959
Residential Funding Mortgage Securities II
3.00%, 2/25/13	(h)2,703	2,705
Saxon Asset Securities Trust
2.96%, 5/25/35	(h)8,085	8,091
SLM Student Loan Trust
2.72%, 10/25/12	(h)18,050	18,058
2.74%, 1/25/13	(h)9,300	9,315
Specialty Underwriting & Residential Finance
2.856%, 12/25/35	(h)11,750	11,750
Structured Asset Investment Loan Trust
2.95%, 4/25/34	(h)4,873	4,876
2.97%, 3/25/35	(h)11,843	11,851
Terwin Mortgage Trust
3.24%, 11/25/35	(h)12,028	12,075
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	3,025	3,020
USAA Auto Owner Trust
2.41%, 2/15/07	5,300	5,286
Wachovia Auto Owner Trust
2.40%, 5/21/07	9,100	9,061
2.49%, 4/20/07	11,362	11,338
Wells Fargo Home Equity Trust
3.02%, 2/25/18	(h)3,011	3,014
World Omni Auto Receivables Trust
2.58%, 7/12/07	9,402	9,375
		466,415
Collateralized Mortgage Obligations — Agency Collateral Series (0.9%)
Federal Home Loan Mortgage Corporation
Inv Fl IO
33.188%, 11/15/07	174	44
Inv Fl IO PAC
6.788%, 3/15/08	1,075	58
7.067%, 2/15/08	2,023	90
Inv Fl IO REMIC
4.69%, 8/15/30	489	27
IO
6.00%, 5/1/31	12,674	2,222
7.50%, 12/1/29	$816	$159
8.00%, 1/1/28-6/1/31	5,834	1,243
Federal National Mortgage Association
3.471%, 11/25/33	688	687
Inv Fl IO
3.55%, 7/25/34	17,724	695
5.35%, 10/25/28	15,410	888
5.65%, 7/25/30	8,894	637
5.716%, 10/18/30	4,735	312
5.933%, 10/25/07	3,185	112
Inv Fl IO REMIC
46.392%, 9/25/20	95	176
57.375%, 9/25/22	160	178
IO
5.15%, 12/25/27	2,664	50
6.00%, 8/25/32	2,324	302
6.50%, 9/1/29-5/25/33	34,434	6,458
7.00%, 3/1/32	10,954	2,299
8.00%, 4/1/24-8/1/31	19,506	4,143
8.50%, 10/1/25	533	74
9.00%, 11/1/26	877	172
IO PAC
8.00%, 9/18/27	2,912	590
Government National Mortgage Association
Inv Fl IO
5.33%, 5/16/31	13,437	1,037
5.38%, 8/16/31	5,232	380
5.78%, 8/16/29	685	60
Inv Fl IO PAC
5.58%, 5/16/26	426	2
Kidder Peabody Mortgage Assets Trust, IO
9.50%, 4/22/18	6	1
		23,096
Federal Agency (1.1%)
Federal Home Loan Mortgage Corporation
5.125%, 11/7/13	25,900	25,922
Finance (5.5%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)8,450	9,090
American General Finance Corp.
4.625%, 5/15/09-9/1/10	(c)2,375	2,367
AXA Financial, Inc.
6.50%, 4/1/08	5,405	5,722
CIT Group, Inc.
3.65%, 11/23/07	(c)2,335	2,287
Citigroup, Inc.
5.625%, 8/27/12	4,585	4,757
6.00%, 2/21/12	(c)4,165	4,440
Countrywide Home Loans, Inc.
3.25%, 5/21/08	5,000	4,790
EOP Operating LP
4.75%, 3/15/14	665	625
7.50%, 4/19/29	2,515	2,881

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
Farmers Insurance Exchange
8.625%, 5/1/24	$ (e)6,970	$8,453
General Electric Capital Corp.
4.25%, 12/1/10	2,115	2,067
6.75%, 3/15/32	(c)4,335	5,021
Goldman Sachs Group, Inc.
6.875%, 1/15/11	8,195	8,949
Household Finance Corp.
5.875%, 2/1/09	9,750	10,154
6.40%, 6/17/08	760	802
JPMorgan Chase & Co.
6.00%, 2/15/09	7,595	7,957
6.625%, 3/15/12	1,410	1,544
M&I Marshall & Ilsley Bank
3.80%, 2/8/08	6,200	6,103
Mantis Reef Ltd.
4.692%, 11/14/08	(e)4,615	4,565
Marsh & McClennan Cos., Inc.
5.875%, 8/1/33	6,090	5,567
MBNA America Bank
7.125%, 11/15/12	1,240	1,383
MBNA Corp.
6.125%, 3/1/13	4,355	4,601
Nationwide Building Society
4.25%, 2/1/10	(e)2,895	2,836
Prudential Holdings LLC
7.245%, 12/18/23	(c)(e)1,915	2,253
Reckson Operating Partnership LP
5.15%, 1/15/11	2,740	2,734
Rouse Co. (The)
3.625%, 3/15/09	1,480	1,386
5.375%, 11/26/13	(c)760	728
SLM Corp.
4.00%, 1/15/10	(c)3,560	3,457
Two-Rock Pass Through Trust
3.714%, 12/31/49	(e)(h)2,175	2,171
Washington Mutual, Inc.
8.25%, 4/1/10	4,610	5,235
World Financial Properties
6.91%, 9/1/13	(e)1,410	1,513
6.95%, 9/1/13	(e)8,637	9,269
		135,707
Industrials (10.8%)
Abitibi-Consolidated, Inc.
8.55%, 8/1/10	(c)2,870	2,927
8.85%, 8/1/30	6,298	5,936
Aetna, Inc.
7.875%, 3/1/11	6,000	6,901
Altria Group, Inc.
7.00%, 11/4/13	1,700	1,827
7.75%, 1/15/27	(c)3,645	4,172
Amerada Hess Corp.
7.875%, 10/1/29	5,060	6,066
AT&T Corp.
9.75%, 11/15/31	$2,285	$2,799
AutoNation, Inc.
9.00%, 8/1/08	1,135	1,254
Bowater Canada Finance Corp.
7.95%, 11/15/11	(c)6,800	7,089
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21	1,995	1,942
Caterpillar Financial Services Corp.
2.92%, 8/20/07	(c)(h)4,400	4,403
3.625%, 11/15/07	1,060	1,043
Clear Channel Communications, Inc.
7.65%, 9/15/10	2,000	2,192
Clorox Co.
3.125%, 12/14/07	(e)(h)4,180	4,188
Comcast Corp.
5.30%, 1/15/14	(c)7,845	7,773
Consumers Energy Co.
4.00%, 5/15/10	1,400	1,340
4.80%, 2/17/09	2,000	2,003
5.375%, 4/15/13	955	963
Continental Airlines, Inc.
6.648%, 9/15/17	(c)6,887	6,541
7.461%, 4/1/15	1,337	1,257
COX Communications, Inc.
4.625%, 1/15/10	(e)2,930	2,850
CSX Corp.
2.75%, 2/15/06	1,540	1,523
9.00%, 8/15/06	1,590	1,688
DaimlerChrysler N.A. Holding Corp.
7.30%, 1/15/12	695	759
8.50%, 1/18/31	(c)2,270	2,747
Deutsche Telekom International Finance BV
8.75%, 6/15/30	3,850	5,050
Echostar DBS Corp.
6.375%, 10/1/11	(c)3,435	3,383
FedEx Corp.
2.65%, 4/1/07	2,565	2,487
Fisher Scientific International, Inc.
6.75%, 8/15/14	(e)2,295	2,341
FMC Corp.
10.25%, 11/1/09	1,055	1,182
Ford Motor Co.
6.625%, 10/1/28	995	837
Ford Motor Credit Co.
7.25%, 10/25/11	605	598
7.375%, 10/28/09	5,480	5,509
France Telecom S.A.
7.00%, 12/23/09	1,860	2,785
7.25%, 1/28/13	1,890	2,978
General Motors Acceptance Corp.
4.50%, 7/15/06	(c)1,120	1,093
6.875%, 9/15/11	15,675	14,201
8.00%, 11/1/31	2,170	1,894

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
General Motors Corp.
8.375%, 7/15/33	$ (c)6,635	$5,692
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(d)18,080	2
HCA, Inc.
7.19%, 11/15/15	2,900	3,022
7.875%, 2/1/11	1,935	2,103
9.00%, 12/15/14	1,995	2,329
Health Net, Inc.
9.875%, 4/15/11	5,075	6,049
Historic TW, Inc.
6.625%, 5/15/29	5,770	6,081
Hutchison Whampoa International Ltd.
5.45%, 11/24/10	(c)(e)1,445	1,466
6.50%, 2/13/13	(e)3,100	3,278
Hyatt Equities LLC
6.875%, 6/15/07	(e)3,265	3,374
ICI Wilmington, Inc.
4.375%, 12/1/08	1,985	1,962
Interpublic Group of Companies, Inc.
5.40%, 11/15/09	(c)2,730	2,628
Iron Mountain, Inc.
6.625%, 1/1/16	(c)1,350	1,239
7.75%, 1/15/15	(c)2,006	1,991
Kerr-McGee Corp.
5.875%, 9/15/06	1,315	1,337
Kraft Foods, Inc.
5.625%, 11/1/11	1,915	1,990
MGM Mirage
6.75%, 9/1/12	2,010	2,035
8.50%, 9/15/10	(c)4,525	4,977
Miller Brewing Co.
4.25%, 8/15/08	(e)3,415	3,384
Mohawk Industries, Inc.
7.20%, 4/15/12	(c)2,020	2,252
New Cingular Wireless Services, Inc.
8.75%, 3/1/31	1,985	2,627
News America Holdings
7.75%, 2/1/24	3,156	3,678
News America, Inc.
7.28%, 6/30/28	2,150	2,401
Norfolk Southern Corp.
7.35%, 5/15/07	1,010	1,071
Northrop Grumman Corp.
4.079%, 11/16/06	2,390	2,388
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	775	751
Pemex Project Funding Master Trust
8.625%, 2/1/22	9,675	11,017
9.125%, 10/13/10	(c)3,250	3,762
Plains Exploration & Production Co.
7.125%, 6/15/14	(c)745	782
Raytheon Co.
8.30%, 3/1/10	$2,000	$2,299
Rogers Wireless Communications, Inc.
7.25%, 12/15/12	735	753
Sappi Papier Holding AG
6.75%, 6/15/12	(e)2,355	2,558
Sealed Air Corp.
5.625%, 7/15/13	(e)3,335	3,379
Smithfield Foods, Inc.
8.00%, 10/15/09	(c)4,255	4,532
Sprint Capital Corp.
8.375%, 3/15/12	2,345	2,744
8.75%, 3/15/32	805	1,048
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 5/1/07	1,735	1,800
7.875%, 5/1/12	(c)2,760	3,029
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(e)5,886	6,384
Telecom Italia Finance N.V.
5.875%, 1/24/08	1,840	2,565
7.25%, 4/24/12	1,330	2,068
Tenet Healthcare Corp.
6.875%, 11/15/31	(c)1,715	1,381
7.375%, 2/1/13	(c)1,360	1,289
Time Warner, Inc.
7.625%, 4/15/31	700	825
Union Pacific Corp.
5.214%, 9/30/14	(e)955	947
6.65%, 1/15/11	1,300	1,412
6.79%, 11/9/07	990	1,048
Verizon New England, Inc.
6.50%, 9/15/11	2,100	2,251
WellPoint, Inc.
3.75%, 12/14/07	(e)1,010	992
6.80%, 8/1/12	1,450	1,610
Weyerhaeuser Co.
6.00%, 8/1/06	(c)1,293	1,326
WPP Finance UK Corp.
5.875%, 6/15/14	(c)(e)2,670	2,766
Xerox Corp.
6.875%, 8/15/11	1,890	1,935
7.125%, 6/15/10	(c)3,315	3,443
		266,573
Mortgages — Other (0.8%)
American Express Co.
9.625%, 12/1/12	(d)31	31
American Housing Trust
9.125%, 4/25/21	229	229
9.553%, 9/25/20	48	48
Countrywide Alternative Loan Trust
3.04%, 7/25/34	(h)2,751	2,754
Federal Home Loan Mortgage Corporation PAC
9.50%, 4/15/20	5	5

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Mortgages — Other (cont’d)
Federal National Mortgage Association
7.00%, 9/25/32	$7,168	$7,478
First Federal Savings & Loan Association
8.75%, 6/1/06	(d)3	3
Household Bank
8.239%, 12/1/08	(d)7	7
Pelican Homestead Savings Association
9.214%, 10/1/07	(d)65	65
Ryland Acceptance Corp. IV
6.65%, 7/1/11	872	871
Thornburg Mortgage Securities Trust
3.00%, 6/25/44	(h)4,642	4,641
Washington Mutual, Inc.
2.948%, 7/25/44	(h)4,359	4,370
		20,502
Sovereign (0.6%)
Russian Federation
5.00%, 3/31/30	(c)(e)(g)6,000	6,195
United Mexican States
8.00%, 9/24/22	(c)1,350	1,536
8.375%, 1/14/11	6,805	7,761
		15,492
U.S. Treasury Securities (39.6%)
U.S. Treasury Bonds
5.50%, 8/15/28	(c)10,000	10,866
6.125%, 8/15/29	(c)60,550	71,338
6.375%, 8/15/27	(c)10,650	12,799
8.125%, 8/15/19	(c)48,250	64,928
U.S. Treasury Notes
3.125%, 5/15/07	(c)16,250	16,026
3.50%, 11/15/06	(c)32,000	31,910
3.875%, 2/15/13	(c)4,250	4,104
4.25%, 8/15/13	(c)74,450	73,441
U.S. Treasury Strips
IO
4.78%, 5/15/16	(c)25,000	14,783
4.82%, 2/15/17	(c)24,500	13,918
4.91%, 8/15/18	(c)11,500	6,012
4.94%, 2/15/19	(c)51,950	26,399
4.95%, 5/15/19	(c)10,200	5,113
4.96%, 8/15/19	(c)108,850	53,829
4.97%, 11/15/19-2/15/21	(c)81,250	37,571
4.99%, 2/15/20-5/15/20	(c)366,100	174,742
5.00%, 8/15/20-5/15/22	(c)131,300	57,615
5.02%, 5/15/21	(c)194,440	87,425
5.03%, 11/15/21-8/15/22	(c)138,875	60,021
5.05%, 11/15/22-2/15/23	(c)54,850	22,613
5.06%, 11/15/23	(c)23,500	9,267
PO
5/15/21-2/15/27	(c)310,975	126,167
		980,887
Utilities (2.6%)
Arizona Public Service Co.
5.80%, 6/30/14	$ (c)3,435	$3,605
6.75%, 11/15/06	1,195	1,240
CC Funding Trust I
6.90%, 2/16/07	715	747
CenterPoint Energy Resources Corp.
7.75%, 2/15/11	2,075	2,356
Cincinnati Gas & Electric Co.
5.70%, 9/15/12	2,270	2,358
Consolidated Natural Gas Co.
5.00%, 12/1/14	1,600	1,567
6.25%, 11/1/11	3,800	4,076
Detroit Edison Co.
4.80%, 2/15/15	(e)3,670	3,566
6.125%, 10/1/10	90	96
Entergy Gulf States, Inc.
3.31%, 12/1/09	(h)1,935	1,944
3.60%, 6/1/08	1,655	1,607
Exelon Corp.
6.75%, 5/1/11	2,170	2,364
Monongahela Power Co.
5.00%, 10/1/06	2,220	2,244
Nevada Power Co.
9.00%, 8/15/13	(c)2,180	2,458
NiSource Finance Corp.
3.43%, 11/23/09	(c)(h)1,925	1,938
7.625%, 11/15/05	2,720	2,783
Northwest Pipeline Corp.
8.125%, 3/1/10	(c)725	779
Ohio Edison Co.
5.45%, 5/1/15	4,390	4,400
Pacific Gas & Electric Co.
6.05%, 3/1/34	3,400	3,503
PSEG Energy Holdings LLC
7.75%, 4/16/07	1,485	1,533
8.625%, 2/15/08	(c)2,480	2,629
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	(c)(e)4,155	4,794
Reliant Energy, Inc.
6.75%, 12/15/14	(c)2,485	2,330
Sempra Energy
4.621%, 5/17/07	710	713
Southern California Edison Co.
5.00%, 1/15/14	585	581
Texas Eastern Transmission LP
7.00%, 7/15/32	2,240	2,580
Texas-New Mexico Power Co.
6.25%, 1/15/09	2,025	2,111
TXU Corp.
6.375%, 6/15/06	1,505	1,540
TXU Energy Co. LLC
7.00%, 3/15/13	(c)1,050	1,151

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Utilities (cont’d)
Wisconsin Electric Power Co.
3.50%, 12/1/07	$550	$539
		64,132
Total Fixed Income Securities (Cost $2,654,143)		2,658,885

	Shares
Preferred Stock (0.9%)
Mortgages — Other (0.9%)
Home Ownership Funding Corp.
13.331% (Cost $21,801)	(e)64,625	22,938

	Face
	Amount
	(000)
Short-Term Investments (20.2%)
Short-Term Debt Securities held as Collateral on Loaned Securities (18.2%)
Abbey National Treasury Services,
2.64%, 1/13/06	$ (h)6,669	6,669
ASAP Funding Ltd., 2.77%, 4/25/05	5,371	5,371
Banco Bilbao Viz Argentaria, N.Y.,
2.81%, 5/16/05	4,495	4,495
Bank of America Corp., 2.71%, 5/6/05	4,463	4,463
Bank of New York,
2.74%, 4/4/06	(h)4,492	4,492
2.83%, 10/28/05	(h)14,730	14,730
Bear Stearns,
2.93%, 4/15/05	(h)8,089	8,089
2.96%, 12/5/05	(h)3,956	3,956
Beta Finance, Inc.,
2.71%, 4/19/05	2,416	2,416
2.81%, 5/4/05	(h)4,496	4,496
2.90%, 6/10/05	2,675	2,675
Calyon, N.Y., 2.89%, 2/27/06	(h)3,591	3,591
CC USA, Inc.,
2.83%, 11/28/05	(h)5,401	5,401
2.91%, 6/8/05	8,918	8,918
2.92%, 10/28/05	(h)4,316	4,316
CIC, N.Y., 2.78%, 2/13/06	(h)13,474	13,474
CIT Group Holdings, 2.72%, 7/29/05	(h)5,654	5,654
Citigroup, Inc., 2.90%, 9/1/05	(h)4,313	4,313
Compass Securitization,
2.86%, 5/25/05	6,245	6,245
2.97%, 6/15/05	3,567	3,567
Credit Suisse First Boston, N.Y., 2.75%, 5/3/05	9,882	9,882
Deutsche Bank Securities, Inc., 2.87%, 4/1/05	20,231	20,231
Discover Card Master Trust, 2.80%, 5/16/05	(h)(k)5,984	5,984
Eni Coordination Center, 2.89%, 8/29/05	(h)4,492	4,492
Eurohypo AG, N.Y., 2.90%, 5/18/05	8,984	8,984
Galaxy Funding, Inc., 2.97%, 6/13/05	4,459	4,459
Giro Multi-Funding Corp., 3.00%, 6/15/05	8,920	8,920
Goldman Sachs Group LP, 2.79%, 2/15/06	(h)4,492	4,492
HBOS Treasury Services plc, N.Y.,
2.73%, 4/28/05	12,522	12,522
International Lease Finance Corp.,
3.04%, 9/22/05	(h)6,921	6,921
Internationale Nederlanden U.S. Funding,
2.88%, 6/3/05	$5,812	$5,812
K2 (USA) LLC,
2.78%, 2/15/06	(h)4,134	4,134
2.83%, 10/24/05-3/22/06	(h)16,707	16,707
Links Finance LLC,
2.83%, 9/26/05-10/27/05	(h)13,474	13,474
2.86%, 2/27/06	(h)5,392	5,392
Marshall & Ilsley Bank, 3.05%, 12/29/05	(h)12,578	12,578
Monte Dei Paschi, N.Y., 2.71%, 5/3/05	3,594	3,594
Nationwide Building Society,
2.77%, 1/13/06	(h)7,192	7,192
3.12%, 3/31/06	(h)10,421	10,421
Pfizer, Inc., 2.71%, 5/1/06	(h)8,984	8,984
Procter & Gamble Co., 2.93%, 5/1/06	(h)3,683	3,683
Royal Bank of Canada N.Y., 2.81%, 6/27/05	(h)8,983	8,983
Scaldis Capital LLC, 2.69%, 4/7/05	4,482	4,482
Sigma Finance, Inc.,
2.79%, 9/15/05	(h)8,984	8,984
2.84%, 3/22/06	(h)8,983	8,983
SLM Corp., 2.85%, 5/1/06	(h)8,984	8,984
Svenska Handelsbank N.Y., 2.82%, 5/10/05	(h)8,983	8,983
Tango Finance Corp., 2.83%, 3/22/06	(h)7,547	7,547
UBS Securities LLC, 2.89%, 4/1/05	69,177	69,177
Washington Mutual Bank FA,
2.81%, 5/3/05	8,984	8,984
2.82%, 5/2/05	4,492	4,492
Westdeutsche Landesbank N.Y., 2.74%, 8/9/05	(h)4,491	4,491
Yorktown Capital LLC, 2.81%, 4/19/05	8,964	8,964
		449,243

	Shares
Investment Company held as Collateral on Loaned Securities (0.1%)
JPMorgan Securities Lending Collateral
Investment Fund	3,054,567	3,055

	Face
	Amount
	(000)
Repurchase Agreement (1.8%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $45,329	$ (f)45,325	45,325
U.S. Treasury Securities (0.1%)
U.S. Treasury Bills
2.85%, 7/14/05	(j)1,000	992
Total Short-Term Investments (Cost $498,615)		498,615
Total Investments (128.5%) (Cost $3,174,559) — Including $620,597 of Securities Loaned		3,180,438
Liabilities in Excess of Other Assets (-28.5%)		(704,642)
Net Assets (100%)		$2,475,796

(c)                   All or a portion of security on loan at March 31, 2005.

(d)                   Security was valued at fair value — At March 31, 2005, the Portfolio held $108,000 of fair valued securities, representing less than 0.05% of net assets.

(e)                   144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

(f)                                                            Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)                                                         Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2005. Maturity date disclosed is the ultimate maturity date.

(h)                                                         Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2005.

(i)                                                             Security is subject to delayed delivery.

(j)                                                             All or a portion of the security was pledged to cover margin requirements for futures contracts.

(k)                                                          Security’s issuer is an affiliate of the adviser. Held as collateral for securities on loan. (Note H)

Inv Fl                                         Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2005.

IO                                                           Interest Only

PAC                                               Planned Amortization Class

PO                                                        Principal Only

REMIC                                 Real Estate Mortgage Investment Conduit

TBA                                              To be announced

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver		Value	Settlement Date	In Exchange For		Value	Net Unrealized Appreciation (Depreciation)
(000)		(000)		(000)		(000)	(000)
EUR	2,441	$3,165	4/26/05	USD	3,189	$3,189	$24
EUR	4,211	5,461	4/26/05	USD	5,500	5,500	39
EUR	1,669	2,164	4/26/05	USD	2,181	2,181	17
USD	385	385	4/26/05	EUR	295	383	(2)
		$11,175				$11,253	$78

EUR — Euro

USD — U.S. Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
	Number			Unrealized
	of		Expiration	Appreciation
	Contracts	Value	Date	(Depreciation)
		(000)		(000)
Long:
U.S. Treasury 10 yr. Note	315	$34,419	Jun-05	$16
U.S. Treasury Long Bond	1,214	135,209	Jun-05	(2,091)
Short:
U.S. Treasury 2 yr. Note	1,885	389,989	Jun-05	2,059
U.S. Treasury 5 yr. Note	1,171	125,407	Jun-05	911
				$895

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*                                         Industries and/or investment types which do not appear in the top 10 industries and/or investment types, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (110.3%)
Agency Adjustable Rate Mortgages (0.9%)
Government National Mortgage Association,
Adjustable Rate Mortgages:
3.375%, 2/20/25-2/20/28	$3,611	$3,670
3.75%, 7/20/25	72	72
4.125%, 11/20/25-12/20/27	854	870
		4,612
Agency Fixed Rate Mortgages (23.2%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
8.25%, 10/1/06	1	1
10.00%, 9/1/17-11/1/20	88	96
10.25%, 7/1/09	20	22
11.00%, 1/1/16	35	37
11.25%, 12/1/14	43	48
13.00%, 9/1/10	1	1
Gold Pools:
6.00%, 2/1/32-4/1/32	179	183
6.50%, 7/1/25-3/1/32	521	543
7.00%, 2/1/26	64	68
7.50%, 5/1/16-6/1/32	6,972	7,470
8.00%, 11/1/29-10/1/31	1,709	1,840
8.50%, 12/1/30	272	296
10.00%, 10/1/19-1/1/21	126	140
10.50%, 3/1/16	84	90
April TBA
5.00%, 4/1/20	(i)5,750	5,752
5.50%, 4/1/20	(i)15,600	15,917
6.00%, 4/1/35	(i)10,400	10,644
Federal National Mortgage Association,
Conventional Pools:
6.00%, 10/1/31-12/1/31	174	178
6.50%, 6/1/26-6/1/34	30,743	31,982
7.00%, 10/1/28-9/1/32	1,963	2,071
7.50%, 5/1/23-12/1/32	8,294	8,878
8.00%, 3/1/07-4/1/32	5,893	6,342
8.50%, 4/1/30-5/1/32	5,081	5,537
9.00%, 2/1/17	140	153
9.50%, 8/1/22	235	259
10.00%, 3/1/20-5/1/22	268	298
10.50%, 12/1/17-10/1/18	82	92
11.00%, 4/1/21	158	174
11.25%, 8/1/13	54	61
11.50%, 1/1/17-11/1/19	73	81
April TBA
5.00%, 4/1/20	(i)4,650	4,647
May TBA
4.50%, 5/1/20	(i)10,900	10,638
5.00%, 5/1/20	(i)5,750	5,734
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/17	335	365
9.50%, 12/15/17-9/15/22	1,252	1,386
10.00%, 11/15/09-2/15/25	1,955	2,196
10.50%, 3/15/19	$6	$7
11.00%, 3/15/10-2/15/16	173	192
11.50%, 1/20/18	3	4
		124,423
Asset Backed Corporates (19.3%)
American Express Credit Account Master Trust
2.92%, 12/15/09	(h)3,000	3,008
Asset Backed Funding Certificates
2.98%, 6/25/22	(h)1,153	1,154
3.04%, 6/25/25	(h)2,169	2,170
Bear Stearns Asset Backed Securities, Inc.
3.05%, 9/25/34	(h)3,046	3,050
Capital Auto Receivables Asset Trust
2.89%, 1/15/08	(h)2,100	2,103
Carrington Mortgage Loan Trust
2.98%, 1/25/35	(h)2,932	2,934
Centex Home Equity
2.92%, 3/25/35	(h)2,325	2,325
Chase Credit Card Master Trust
5.50%, 11/17/08	1,045	1,067
Citibank Credit Card Issuance Trust
6.90%, 10/15/07	2,205	2,246
7.45%, 9/15/07	1,430	1,457
CNH Equipment Trust
4.02%, 4/15/09	2,050	2,042
GE Dealer Floorplan Master Note Trust
2.90%, 7/20/08	(h)2,350	2,351
GMAC Mortgage Corp. Loan Trust
2.96%, 3/25/35	(h)2,500	2,503
GSAMP Trust
2.97%, 2/25/35	(h)1,775	1,776
Harley-Davidson Motorcycle Trust
1.56%, 5/15/07	158	158
2.18%, 1/15/09	2,474	2,454
3.76%, 12/17/12	3,800	3,751
Honda Auto Receivables Owner Trust
2.52%, 2/15/07	3,452	3,444
JP Morgan Chase Commercial Mortgage Securities Corp.
2.99%, 4/16/19	(e)(h)2,680	2,684
Long Beach Mortgage Loan Trust
2.93%, 4/25/35	(h)3,650	3,650
2.99%, 2/25/35	(h)3,044	3,046
MBNA Credit Card Master Note Trust
2.95%, 2/16/10	(h)3,200	3,211
MBNA Master Credit Card Trust USA
5.90%, 8/15/11	940	990
7.80%, 10/15/12	2,715	3,116
Merrill Lynch Mortgage Investors, Inc.
2.95%, 9/25/35	(h)2,612	2,614
3.05%, 8/25/35	(h)1,810	1,811
New Century Home Equity Loan Trust
2.99%, 2/25/35	(h)2,246	2,247
3.03%, 8/25/34	(h)1,183	1,184

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
Peco Energy Transition Trust
6.05%, 3/1/09	$1,250	$1,283
Residential Asset Mortgage Products, Inc.
2.96%, 1/25/35	(h)2,112	2,114
Residential Asset Securities Corp.
3.01%, 10/25/22	(h)2,354	2,356
3.02%, 7/25/21	(h)871	871
Residential Funding Mortgage Securities II
3.00%, 2/25/13	(h)620	621
SLM Student Loan Trust
2.72%, 10/25/12	(h)4,000	4,002
2.74%, 1/25/13	(h)2,000	2,003
Specialty Underwriting & Residential Finance
2.856%, 12/25/35	(h)2,700	2,700
Structured Asset Investment Loan Trust
2.95%, 4/25/34	(h)1,546	1,547
Terwin Mortgage Trust
3.24%, 11/25/35	(h)2,783	2,794
3.32%, 12/25/34	(h)2,838	2,842
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	700	699
USAA Auto Owner Trust
2.41%, 2/15/07	1,400	1,396
3.58%, 2/15/11	4,050	3,992
3.90%, 7/15/09	2,625	2,609
Volkswagen Auto Lease Trust
3.82%, 5/20/08	2,000	1,993
Wachovia Auto Owner Trust
2.49%, 4/20/07	2,720	2,715
World Omni Auto Receivables Trust
2.58%, 7/12/07	2,327	2,320
		103,403
Collateralized Mortgage Obligations — Agency Collateral Series (0.8%)
Federal Home Loan Mortgage Corporation
Inv Fl IO
3.188%, 3/15/24	4,341	154
5.19%, 3/15/32	1,058	86
IO
6.00%, 5/1/31	1,892	332
6.50%, 4/1/28-5/15/33	3,417	631
8.00%, 1/1/28-6/1/31	384	83
IO PAC
6.00%, 5/15/30-4/15/32	5,637	553
PAC
10.00%, 6/15/20	28	28
Federal National Mortgage Association
Inv Fl IO
5.25%, 12/25/29	454	17
5.35%, 10/25/28	927	53
5.656%, 5/18/27	1,394	132
5.70%, 10/25/30	464	31
IO
6.00%, 8/25/32-11/25/32	3,190	453
6.50%, 2/25/33-5/25/33	$4,853	$923
7.00%, 4/25/33	1,536	306
7.50%, 11/1/29	574	115
8.00%, 4/1/24-8/1/31	1,706	361
9.00%, 11/1/26	167	33
Government National Mortgage Association
Inv Fl IO
5.78%, 8/16/29	1,100	91
		4,382
Federal Agency (8.0%)
Federal Home Loan Mortgage Corporation
5.125%, 11/7/13	5,125	5,130
Federal National Mortgage Association
4.25%, 5/15/09	37,840	37,619
		42,749
Finance (6.7%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)1,910	2,054
American General Finance Corp.
4.625%, 9/1/10	(c)915	906
AXA Financial, Inc.
6.50%, 4/1/08	760	804
Bank of New York (The)
3.80%, 2/1/08	250	246
Bank of New York Co., Inc. (The)
5.20%, 7/1/07	(c)285	291
Bank One Corp.
6.00%, 2/17/09	1,350	1,413
CIT Group, Inc.
2.875%, 9/29/06	(c)590	579
7.375%, 4/2/07	195	206
Citicorp
6.375%, 11/15/08	705	751
6.75%, 8/15/05	640	648
Citigroup, Inc.
5.625%, 8/27/12	1,075	1,115
5.75%, 5/10/06	156	159
6.00%, 2/21/12	(c)465	496
Countrywide Home Loans, Inc.
3.25%, 5/21/08	1,150	1,102
EOP Operating LP
4.75%, 3/15/14	(c)165	155
7.50%, 4/19/29	710	813
Farmers Exchange Capital
7.05%, 7/15/28	(c)(e)675	707
Farmers Insurance Exchange
8.625%, 5/1/24	(e)725	879
FleetBoston Financial Corp.
7.25%, 9/15/05	1,145	1,164
General Electric Capital Corp.
4.25%, 12/1/10	445	435
6.75%, 3/15/32	1,535	1,778
Goldman Sachs Group, Inc.
5.25%, 10/15/13	630	627

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
6.60%, 1/15/12	$ (c)730	$791
6.875%, 1/15/11	550	601
Hartford Financial Services Group, Inc.
2.375%, 6/1/06	170	166
7.75%, 6/15/05	475	479
7.90%, 6/15/10	(c)175	197
HSBC Finance Corp.
4.125%, 12/15/08	(c)450	442
5.875%, 2/1/09	465	484
6.375%, 10/15/11	538	582
6.40%, 6/17/08	465	491
6.75%, 5/15/11	365	400
Huntington National Bank
4.375%, 1/15/10	520	510
International Lease Finance Corp.
3.75%, 8/1/07	(c)500	493
JPMorgan Chase & Co.
6.00%, 2/15/09	940	985
M&I Marshall & Ilsley Bank
3.80%, 2/8/08	1,365	1,344
Mantis Reef Ltd.
4.692%, 11/14/08	(e)1,100	1,088
Marsh & McClennan Companies, Inc.
5.375%, 7/15/14	(c)1,320	1,269
MBNA America Bank
7.125%, 11/15/12	345	385
MBNA Corp.
6.125%, 3/1/13	855	903
Nationwide Building Society
4.25%, 2/1/10	(e)640	627
Prudential Holdings LLC
7.245%, 12/18/23	(c)(e)310	365
SLM Corp.
4.00%, 1/15/10	705	685
5.00%, 10/1/13	(c)865	855
Sovereign Bank
4.00%, 2/1/08	105	104
Two-Rock Pass Through Trust
3.714%, 12/31/49	(e)(h)480	479
Washington Mutual Bank FA
5.50%, 1/15/13	170	174
Washington Mutual, Inc.
8.25%, 4/1/10	920	1,045
World Financial Properties
6.91%, 9/1/13	(e)2,242	2,406
		35,678
Industrials (7.9%)
Aetna, Inc.
7.875%, 3/1/11	1,335	1,535
Altria Group, Inc.
7.00%, 11/4/13	505	543
7.75%, 1/15/27	(c)635	727
Amerada Hess Corp.
7.875%, 10/1/29	$620	$743
America West Airlines, Inc.
7.10%, 4/2/21	1,196	1,274
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21	450	438
Caterpillar Financial Services Corp.
2.92%, 8/20/07	(h)1,030	1,031
3.625%, 11/15/07	190	187
Clear Channel Communications, Inc.
7.65%, 9/15/10	460	504
Clorox Co.
3.125%, 12/14/07	(e)(h)920	922
Comcast Cable Communications
6.75%, 1/30/11	(c)320	346
Comcast Corp.
6.50%, 1/15/15	600	643
Consumers Energy Co.
4.80%, 2/17/09	500	501
Cooper Industries, Inc.
5.25%, 7/1/07	770	784
COX Communications, Inc.
4.625%, 1/15/10	(e)660	642
CSX Corp.
2.75%, 2/15/06	345	341
9.00%, 8/15/06	350	372
CVS Corp.
5.625%, 3/15/06	(c)860	873
6.204%, 10/10/25	(e)237	251
DaimlerChrysler N.A. Holding Corp.
7.75%, 1/18/11	440	488
8.50%, 1/18/31	(c)430	520
Deutsche Telekom International Finance BV
8.75%, 6/15/30	830	1,089
Federated Department Stores, Inc.
6.30%, 4/1/09	370	387
6.625%, 9/1/08	225	237
FedEx Corp.
2.65%, 4/1/07	550	533
Ford Motor Co.
6.375%, 2/1/29	460	379
Ford Motor Credit Co.
7.25%, 10/25/11	570	563
General Motors Acceptance Corp.
4.50%, 7/15/06	(c)375	366
6.875%, 9/15/11	3,405	3,085
General Motors Corp.
8.375%, 7/15/33	(c)280	240
Historic TW, Inc.
6.625%, 5/15/29	240	253
Hutchison Whampoa International Ltd.
5.45%, 11/24/10	(c)(e)400	406
6.50%, 2/13/13	(e)565	597

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
Hyatt Equities LLC
6.875%, 6/15/07	$ (e)680	$703
ICI Wilmington, Inc.
4.375%, 12/1/08	400	395
Kerr-McGee Corp.
5.875%, 9/15/06	190	193
6.625%, 10/15/07	165	171
Kraft Foods, Inc.
5.625%, 11/1/11	480	499
Marriott International, Inc.
7.00%, 1/15/08	1,270	1,350
Miller Brewing Co.
4.25%, 8/15/08	(e)800	793
Mohawk Industries, Inc.
7.20%, 4/15/12	355	396
New Cingular Wireless Services, Inc.
8.75%, 3/1/31	395	523
News America Holdings
7.75%, 2/1/24	565	658
8.875%, 4/26/23	375	481
News America, Inc.
7.30%, 4/30/28	160	179
Norfolk Southern Corp.
7.35%, 5/15/07	225	239
Northrop Grumman Corp.
4.079%, 11/16/06	580	579
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	170	165
Pemex Project Funding Master Trust
7.375%, 12/15/14	245	263
8.00%, 11/15/11	(c)480	532
8.625%, 2/1/22	1,155	1,315
9.125%, 10/13/10	(c)185	214
Raytheon Co.
8.30%, 3/1/10	460	529
Sappi Papier Holding AG
6.75%, 6/15/12	(e)465	505
Sealed Air Corp.
5.625%, 7/15/13	(e)850	861
Southwest Airlines Co.
5.496%, 11/1/06	520	529
Sprint Capital Corp.
8.75%, 3/15/32	220	286
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(e)1,301	1,411
TCI Communications, Inc.
7.875%, 2/15/26	520	636
Telecom Italia Capital S.A.
4.00%, 1/15/10	(e)1,100	1,053
Textron Financial Corp.
4.125%, 3/3/08	510	507
Time Warner, Inc.
7.625%, 4/15/31	650	766
7.70%, 5/1/32	$465	$554
Union Pacific Corp.
6.65%, 1/15/11	290	315
6.79%, 11/9/07	225	238
Verizon New England, Inc.
6.50%, 9/15/11	(c)610	654
WellPoint Health Networks, Inc.
6.375%, 6/15/06	735	754
WellPoint, Inc.
6.80%, 8/1/12	100	111
Weyerhaeuser Co.
6.00%, 8/1/06	305	313
WPP Finance UK Corp.
5.875%, 6/15/14	(e)585	606
		42,076
Mortgages — Other (0.8%)
California Federal Savings & Loan Association
8.80%, 1/1/14	(d)5	6
Countrywide Alternative Loan Trust
3.04%, 7/25/34	(h)664	665
Federal National Mortgage Association
7.00%, 9/25/32	1,314	1,371
First Federal Savings & Loan Association
8.75%, 6/1/06	(d)2	2
Ryland Acceptance Corp. IV
6.65%, 7/1/11	112	112
Thornburg Mortgage Securities Trust
3.00%, 6/25/44	(h)1,039	1,039
Washington Mutual, Inc.
2.948%, 7/25/44	(h)1,020	1,023
		4,218
Sovereign (0.6%)
United Mexican States
8.00%, 9/24/22	(c)1,020	1,160
8.30%, 8/15/31	(c)575	660
8.375%, 1/14/11	(c)1,130	1,289
		3,109
U.S. Treasury Securities (40.0%)
U.S. Treasury Bonds
6.375%, 8/15/27	2,500	3,004
7.25%, 8/15/22	(c)9,000	11,508
U.S. Treasury Notes
1.875%, 1/31/06	(c)5,000	4,941
3.125%, 5/15/07	(c)9,000	8,876
3.50%, 11/15/06	(c)7,500	7,479
4.25%, 8/15/13	(c)17,650	17,411
4.375%, 8/15/12	(c)1,250	1,253
U.S. Treasury Strips
IO
4.78%, 5/15/16	(c)8,000	4,731
4.82%, 2/15/17	(c)5,000	2,840
4.91%, 8/15/18	(c)3,950	2,065
4.94%, 2/15/19	18,000	9,147

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Securities (cont’d)
4.95%, 5/15/19	$ (c)6,100	$3,058
4.96%, 8/15/19	(c)21,500	10,632
4.97%, 11/15/19-2/15/21	(c)19,300	8,989
4.99%, 2/15/20-5/15/20	54,125	25,906
5.00%, 8/15/20-5/15/22	(c)38,800	17,145
5.02%, 5/15/21	(c)58,590	26,343
5.03%, 11/15/21-8/15/22	(c)32,950	14,232
5.04%, 2/15/25	(c)1,850	688
5.05%, 11/15/22-2/15/23	(c)15,475	6,364
5.06%, 11/15/23	5,000	1,972
PO
5/15/21-2/15/27	(c)63,625	25,365
		213,949
Utilities (2.1%)
Arizona Public Service Co.
5.80%, 6/30/14	(c)745	782
6.75%, 11/15/06	265	275
Carolina Power & Light Co.
5.125%, 9/15/13	850	852
CC Funding Trust I
6.90%, 2/16/07	155	162
Cincinnati Gas & Electric Co.
5.70%, 9/15/12	440	457
Consolidated Natural Gas Co.
5.00%, 12/1/14	490	480
6.25%, 11/1/11	720	772
Detroit Edison Co.
4.80%, 2/15/15	(e)695	675
6.125%, 10/1/10	120	128
Entergy Gulf States, Inc.
3.31%, 12/1/09	(h)455	457
3.60%, 6/1/08	345	335
Exelon Corp.
6.75%, 5/1/11	545	594
FPL Group Capital, Inc.
3.25%, 4/11/06	785	780
NiSource Finance Corp.
3.43%, 11/23/09	(c)(h)535	539
Ohio Edison Co.
5.45%, 5/1/15	515	516
Pacific Gas & Electric Co.
6.05%, 3/1/34	770	793
Public Service Electric & Gas Co.
5.00%, 1/1/13	580	581
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	(c)(e)890	1,027
Sempra Energy
4.621%, 5/17/07	160	161
South Carolina Electric & Gas Co.
5.30%, 5/15/33	265	258
Southern California Edison Co.
5.00%, 1/15/14	$ (c)120	$119
Texas Eastern Transmission LP
7.00%, 7/15/32	425	490
Wisconsin Electric Power Co.
3.50%, 12/1/07	210	206
		11,439
Total Fixed Income Securities (Cost $585,591)		590,038

	Shares
Preferred Stock (0.5%)
Mortgages -— Other (0.5%)
Home Ownership Funding Corp.
13.331% (Cost $2,547)	(e)7,150	2,538

	Face
	Amount
	(000)
Short-Term Investments (23.2%)
Short-Term Debt Securities held as Collateral on Loaned Securities (16.9%)
Abbey National Treasury Services, 2.64%, 1/13/06	$ (h)1,342	1,342
ASAP Funding Ltd., 2.77%, 4/25/05	1,081	1,081
Banco Bilbao Viz Argentaria, N.Y., 2.81%, 5/16/05	905	905
Bank of America Corp., 2.71%, 5/6/05	898	898
Bank of New York,
2.74%, 4/4/06	(h)904	904
2.83%, 10/28/05	(h)2,965	2,965
Bear Stearns,
2.93%, 4/15/05	(h)1,628	1,628
2.96%, 12/5/05	(h)796	796
Beta Finance, Inc.,
2.71%, 4/19/05	486	486
2.81%, 5/4/05	(h)905	905
2.9%, 6/10/05	539	539
Calyon, N.Y., 2.89%, 2/27/06	(h)723	723
CC USA, Inc.,
2.83%, 11/28/05	(h)1,087	1,087
2.91%, 6/8/05	1,795	1,795
2.92%, 10/28/05	(h)869	869
CIC, N.Y., 2.78%, 2/13/06	(h)2,712	2,712
CIT Group Holdings, 2.72%, 7/29/05	(h)1,138	1,138
Citigroup, Inc., 2.90%, 9/1/05	(h)868	868
Compass Securitization,
2.86%, 5/25/05	1,257	1,257
2.97%, 6/15/05	718	718
Credit Suisse First Boston, N.Y., 2.75%, 5/3/05	1,989	1,989
Deutsche Bank Securities, Inc., 2.87%, 4/1/05	4,072	4,072
Discover Card Master Trust, 2.80%, 5/16/05	(h)(k)1,204	1,204
Eni Coordination Center, 2.89%, 8/29/05	(h)904	904
Eurohypo AG, N.Y., 2.90%, 5/18/05	1,808	1,808
Galaxy Funding, Inc., 2.97%, 6/13/05	898	898
Giro Multi-Funding Corp., 3.00%, 6/15/05	1,795	1,795
Goldman Sachs Group LP, 2.79%, 2/15/06	(h)904	904
HBOS Treasury Services plc, N.Y., 2.73%, 4/28/05	2,520	2,520
International Lease Finance Corp., 3.04%, 9/22/05	(h)1,393	1,393

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt Securities held as Collateral on Loaned Securities (cont’d)
Internationale Nederlanden U.S. Funding,
2.88%, 6/3/05	$1,170	$1,170
K2 (USA) LLC,
2.78%, 2/15/06	(h)832	832
2.83%, 10/24/05-3/22/06	(h)3,363	3,363
Links Finance LLC,
2.83%, 9/26/05-10/27/05	(h)2,712	2,712
2.86%, 2/27/06	(h)1,085	1,085
Marshall & Ilsley Bank, 3.05%, 12/29/05	(h)2,532	2,532
Monte Dei Paschi, N.Y., 2.71%, 5/3/05	723	723
Nationwide Building Society,
2.77%, 1/13/06	(h)1,448	1,448
3.12%, 3/31/06	(h)2,098	2,098
Pfizer, Inc., 2.71%, 5/1/06	(h)1,808	1,808
Procter & Gamble Co., 2.93%, 5/1/06	(h)741	741
Royal Bank of Canada N.Y., 2.81%, 6/27/05	(h)1,808	1,808
Scaldis Capital LLC, 2.69%, 4/7/05	902	902
Sigma Finance, Inc.,
2.79%, 9/15/05	(h)1,808	1,808
2.84%, 3/22/06	(h)1,808	1,808
SLM Corp., 2.85%, 5/1/06	(h)1,808	1,808
Svenska Handelsbank N.Y., 2.82%, 5/10/05	(h)1,808	1,808
Tango Finance Corp., 2.83%, 3/22/06	(h)1,519	1,519
UBS Securities LLC, 2.89%, 4/1/05	13,923	13,923
Washington Mutual Bank FA,
2.81%, 5/3/05	1,808	1,808
2.82%, 5/2/05	904	904
Westdeutsche Landesbank N.Y., 2.74%, 8/9/05	(h)904	904
Yorktown Capital LLC, 2.81%, 4/19/05	1,804	1,804
		90,419

	Shares
Investment Company held as Collateral on Loaned Securities (0.1%)
JPMorgan Securities Lending Collateral Investment Fund	614,794	615

	Face
	Amount
	(000)
Discount Notes (4.7%)
Federal Home Loan Mortgage Corporation
2.75%, 4/5/05	$10,000	9,996
2.8%, 5/2/05	10,000	9,976
Federal National Mortgage Association
2.97%, 5/16/05	(c)5,000	4,983
		24,955
Repurchase Agreement (1.4%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $7,501	(f)7,500	7,500
U.S. Treasury Securities (0.1%)
U.S. Treasury Bills
2.85%, 7/14/05	(j)600	595
Total Short-Term Investments (Cost $124,090)		124,084
Total Investments (134.0%) (Cost $712,228) — Including $124,653 of Securities Loaned		$716,660
Liabilities in Excess of Other Assets (-34.0%)		(181,705)
Net Assets (100%)		$534,955

(c)                                                          All or a portion of security on loan at March 31, 2005.

(d)                                                         Security was valued at fair value — At March 31, 2005, the Portfolio held $8,000 of fair valued securities, representing less than 0.05% of net assets.

(e)                                                          144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)                                                            Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)                                                         Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2005.

(i)                                                             Security is subject to delayed delivery.

(j)                                                             All or a portion of the security was pledged to cover margin requirements for futures contracts.

(k)                                                          Security’s issuer is an affiliate of the adviser. Held as collateral for securities on loan. (Note H)

Inv Fl                                         Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2005.

IO                                                           Interest Only

PAC                                               Planned Amortization Class

PO                                                        Principal Only

TBA                                              To be announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
	Number			Unrealized
	of		Expiration	Appreciation
	Contracts	Value	Date	(Depreciation)
		(000)		(000)
Long:
U.S. Treasury Long Bond	555	$61,813	Jun-05	$(889)
Short:
U.S. Treasury 10 yr. Note	125	13,658	Jun-05	125
U.S. Treasury 2 yr. Note	276	57,102	Jun-05	284
U.S. Treasury 5 yr. Note	43	4,605	Jun-05	(6)
				$(486)

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*                                         Industries and/or investment types which do not appear in the top 10 industries and/or investment types, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments

U.S. Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (106.1%)
Agency Adjustable Rate Mortgages (0.8%)
Government National Mortgage Association,
Adjustable Rate Mortgages:
3.375%, 2/20/25-1/20/28	$1,490	$1,512
3.75%, 8/20/25-9/20/27	390	395
4.125%, 10/20/27-12/20/27	54	55
		1,962
Agency Fixed Rate Mortgages (23.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
10.00%, 10/1/12-11/1/20	80	89
11.50%, 8/1/19	43	48
Gold Pools:
6.50%, 2/1/29-4/1/29	114	119
7.50%, 1/1/30-6/1/32	846	906
8.00%, 10/1/29-10/1/31	897	966
8.50%, 3/1/30-7/1/31	369	403
10.00%, 6/1/17-3/1/21	146	161
12.00%, 11/1/19	8	9
April TBA
5.00%, 4/1/20	(i)2,500	2,501
5.50%, 4/1/20	(i)6,950	7,091
6.00%, 4/1/35	(i)4,450	4,554
Federal National Mortgage Association,
Conventional Pools:
6.50%, 7/1/29-7/1/34	11,132	11,576
7.00%, 2/1/26-5/1/33	3,400	3,588
7.50%, 7/1/29-7/1/32	4,364	4,671
8.00%, 4/1/25-8/1/32	4,037	4,348
8.50%, 5/1/23-5/1/32	3,118	3,399
9.00%, 4/1/26	875	953
9.50%, 2/1/20-8/1/21	305	339
10.00%, 8/1/18-2/1/25	71	80
10.50%, 11/1/10-10/1/18	78	88
11.00%, 9/1/19-9/1/20	124	137
11.50%, 11/1/19	104	116
May TBA
4.50%, 5/1/20	(i)5,050	4,928
5.00%, 5/1/20	(i)4,875	4,861
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/17	60	65
9.50%, 12/15/17-12/15/21	434	480
10.00%, 9/15/18-4/15/25	394	444
10.50%, 11/15/14-2/15/25	816	931
11.00%, 12/15/09-7/15/20	76	84
11.50%, 4/15/13-8/15/13	64	71
12.00%, 12/15/12-3/15/14	12	14
		58,020
Asset Backed Corporates (19.6%)
American Express Credit Account Master Trust
2.92%, 11/16/09-12/15/09	(h)3,450	3,458
Asset Backed Funding Certificates
2.98%, 6/25/22	$ (h)472	$472
3.04%, 6/25/25	(h)533	534
Bear Stearns Asset Backed Securities, Inc.
3.05%, 9/25/34	(h)1,347	1,349
Capital Auto Receivables Asset Trust
2.89%, 1/15/08	(h)950	951
3.35%, 2/15/08	800	790
Carrington Mortgage Loan Trust
2.98%, 1/25/35	(h)1,319	1,320
Centex Home Equity
2.92%, 3/25/35	(h)1,000	1,000
Chase Credit Card Master Trust
5.50%, 11/17/08	865	883
Citibank Credit Card Issuance Trust
6.875%, 11/16/09	(c)1,240	1,320
7.45%, 9/15/07	705	718
CNH Equipment Trust
4.02%, 4/15/09	925	922
Equifirst Mortgage Loan Trust
2.89%, 4/25/35	(h)875	875
GE Capital Credit Card Master Note Trust
2.85%, 9/15/10	(h)1,050	1,051
GE Dealer Floorplan Master Note Trust
2.90%, 7/20/08	(h)950	950
GSAMP Trust
2.97%, 2/25/35	(h)959	960
Harley-Davidson Motorcycle Trust
2.18%, 1/15/09	1,015	1,007
3.76%, 12/17/12	1,750	1,727
Honda Auto Receivables Owner Trust
2.52%, 2/15/07	1,439	1,435
JP Morgan Chase Commercial Mortgage Securities Corp.
2.99%, 4/16/19	(e)(h)1,092	1,093
Long Beach Mortgage Loan Trust
2.93%, 4/25/35	(h)1,650	1,650
2.99%, 2/25/35	(h)1,332	1,333
MBNA Credit Card Master Note Trust
2.95%, 2/16/10	(h)1,500	1,505
MBNA Master Credit Card Trust USA
7.80%, 10/15/12	1,480	1,699
Merrill Lynch Mortgage Investors, Inc.
2.95%, 9/25/35	(h)1,156	1,157
3.05%, 8/25/35	(h)869	869
New Century Home Equity Loan Trust
2.99%, 2/25/35	(h)1,280	1,281
Residential Asset Mortgage Products, Inc.
2.96%, 1/25/35	(h)960	961
Residential Asset Securities Corp.
3.02%, 7/25/21	(h)394	394
Residential Funding Mortgage Securities II
3.00%, 2/25/13	(h)248	248

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

U.S. Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
Saxon Asset Securities Trust
2.96%, 5/25/35	$ (h)856	$857
SLM Student Loan Trust
2.72%, 10/25/12	(h)1,750	1,751
2.74%, 1/25/13	(h)1,800	1,803
Specialty Underwriting & Residential Finance
2.856%, 12/25/35	(h)1,200	1,200
Structured Asset Investment Loan Trust
2.95%, 4/25/34	(h)687	688
Terwin Mortgage Trust
3.24%, 11/25/35	(h)1,247	1,252
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	300	300
USAA Auto Owner Trust
2.41%, 2/15/07	550	549
3.58%, 2/15/11	1,850	1,823
3.90%, 7/15/09	1,125	1,118
Volkswagen Auto Lease Trust
3.82%, 5/20/08	1,000	996
Wachovia Auto Owner Trust
2.49%, 4/20/07	1,160	1,158
Wells Fargo Financial Auto Owner Trust
1.47%, 3/15/07	535	534
Wells Fargo Home Equity Trust
3.02%, 2/25/18	(h)535	535
World Omni Auto Receivables Trust
2.58%, 7/12/07	931	928
		49,404
Collateralized Mortgage Obligations — Agency Collateral Series (1.0%)
Federal Home Loan Mortgage Corporation
Inv Fl IO
3.188%, 3/15/24	868	31
Inv Fl IO TAC
5.74%, 10/15/29	127	6
IO
5.00%, 12/15/16	1,945	221
6.00%, 5/1/31	1,213	213
6.50%, 4/1/28-5/15/33	2,207	407
8.00%, 1/1/28-6/1/31	142	31
Federal National Mortgage Association
Inv Fl IO
4.72%, 2/17/31	636	48
5.25%, 12/25/29	285	11
5.35%, 10/25/28	967	56
IO
6.00%, 8/25/32-11/25/32	2,012	288
6.50%, 2/25/33-5/25/33	3,020	576
7.00%, 4/25/33	1,231	245
8.00%, 4/1/24-8/1/31	1,139	241
9.00%, 11/1/26	63	12
Government National Mortgage Association
Inv Fl IO
4.76%, 9/16/31	$201	$12
5.125%, 9/16/27	395	30
5.13%, 12/16/25	925	69
5.65%, 9/20/30	191	15
5.78%, 8/16/29	876	74
		2,586
Federal Agency (7.5%)
Federal Home Loan Mortgage Corporation
5.125%, 11/7/13	3,000	3,002
Federal National Mortgage Association
4.25%, 5/15/09	15,835	15,743
		18,745
Finance (6.9%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)965	1,038
American General Finance Corp.
4.625%, 5/15/09-9/1/10	(c)550	545
AXA Equitable Life Insurance Co.
6.95%, 12/1/05	(e)860	877
AXA Financial, Inc.
6.50%, 4/1/08	105	111
Bank of New York (The)
3.80%, 2/1/08	250	246
Bank of New York Co., Inc. (The)
5.20%, 7/1/07	165	168
CIT Group, Inc.
2.875%, 9/29/06	340	334
Citicorp
6.375%, 11/15/08	380	405
Citigroup, Inc.
5.625%, 8/27/12	705	731
5.75%, 5/10/06	90	92
6.00%, 2/21/12	120	128
Countrywide Home Loans, Inc.
3.25%, 5/21/08	455	436
EOP Operating LP
4.75%, 3/15/14	(c)65	61
7.50%, 4/19/29	280	321
Farmers Exchange Capital
7.05%, 7/15/28	(c)(e)265	278
Farmers Insurance Exchange
8.625%, 5/1/24	(e)475	576
FleetBoston Financial Corp.
7.25%, 9/15/05	405	412
General Electric Capital Corp.
4.25%, 12/1/10	230	225
4.75%, 9/15/14	60	59
6.75%, 3/15/32	575	666
Goldman Sachs Group, Inc.
5.25%, 10/15/13	135	134
6.875%, 1/15/11	700	764

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

U.S. Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
Hartford Financial Services Group, Inc.
2.375%, 6/1/06	$360	$352
HSBC Finance Corp.
4.125%, 12/15/08	100	98
5.875%, 2/1/09	330	344
6.375%, 10/15/11	185	200
6.75%, 5/15/11	235	258
8.00%, 7/15/10	150	172
Huntington National Bank
4.375%, 1/15/10	250	245
John Hancock Financial Services, Inc.
5.625%, 12/1/08	295	306
JPMorgan Chase & Co.
6.00%, 2/15/09	635	665
M&I Marshall & Ilsley Bank
3.80%, 2/8/08	615	605
Mantis Reef Ltd.
4.692%, 11/14/08	(e)400	396
Marsh & McClennan Companies, Inc.
5.375%, 7/15/14	540	519
MBNA Corp.
6.125%, 3/1/13	555	586
Nationwide Building Society
4.25%, 2/1/10	(e)290	284
Prudential Holdings LLC
7.245%, 12/18/23	(e)105	124
SLM Corp.
4.00%, 1/15/10	205	199
5.00%, 10/1/13	490	484
Sovereign Bank
4.00%, 2/1/08	100	99
Two-Rock Pass Through Trust
3.714%, 12/31/49	(e)(h)215	215
U.S. Bank N.A.
2.85%, 11/15/06	455	447
Wachovia Corp.
4.95%, 11/1/06	760	770
Washington Mutual, Inc.
8.25%, 4/1/10	495	562
World Financial Properties
6.95%, 9/1/13	(e)714	766
		17,303
Industrials (7.4%)
Aetna, Inc.
7.875%, 3/1/11	610	702
Altria Group, Inc.
7.00%, 11/4/13	285	306
7.75%, 1/15/27	155	177
Amerada Hess Corp.
6.65%, 8/15/11	310	332
America West Airlines, Inc.
7.10%, 4/2/21	624	665
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21	$200	$195
Caterpillar Financial Services Corp.
2.92%, 8/20/07	(h)435	435
3.625%, 11/15/07	110	108
Clear Channel Communications, Inc.
7.65%, 9/15/10	195	214
Clorox Co.
3.125%, 12/14/07	(e)(h)415	416
Comcast Cable Communications
6.75%, 1/30/11	65	70
Comcast Corp.
6.50%, 1/15/15	555	595
Consumers Energy Co.
4.80%, 2/17/09	225	225
Cooper Industries, Inc.
5.25%, 7/1/07	405	413
COX Communications, Inc.
4.625%, 1/15/10	(c)(e)295	287
CSX Corp.
2.75%, 2/15/06	150	148
9.00%, 8/15/06	95	101
CVS Corp.
5.789%, 1/10/26	(e)253	258
6.204%, 10/10/25	(e)140	148
DaimlerChrysler N.A. Holding Corp.
7.30%, 1/15/12	(c)310	338
Deutsche Telekom International Finance BV
8.75%, 6/15/30	360	472
Federated Department Stores, Inc.
6.625%, 9/1/08	120	126
FedEx Corp.
2.65%, 4/1/07	215	208
Ford Motor Credit Co.
7.25%, 10/25/11	415	410
France Telecom S.A.
8.75%, 3/1/31	155	205
General Motors Acceptance Corp.
4.50%, 7/15/06	(c)275	268
6.875%, 9/15/11	1,155	1,046
General Motors Corp.
8.375%, 7/15/33	(c)410	352
Hutchison Whampoa International Ltd.
6.50%, 2/13/13	(e)415	439
Hyatt Equities LLC
6.875%, 6/15/07	(e)280	289
ICI Wilmington, Inc.
4.375%, 12/1/08	235	232
Kerr-McGee Corp.
5.875%, 9/15/06	115	117
6.625%, 10/15/07	70	73
Kraft Foods, Inc.
5.625%, 11/1/11	175	182

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

U.S. Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
Marriott International, Inc.
7.00%, 1/15/08	$740	$786
Miller Brewing Co.
4.25%, 8/15/08	(e)355	352
Mohawk Industries, Inc.
7.20%, 4/15/12	170	190
New Cingular Wireless Services, Inc.
8.75%, 3/1/31	(c)175	232
News America Holdings
7.75%, 2/1/24	440	513
News America, Inc.
7.125%, 4/8/28	80	88
Norfolk Southern Corp.
7.35%, 5/15/07	165	175
Northrop Grumman Corp.
4.079%, 11/16/06	235	235
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	115	111
Pemex Project Funding Master Trust
7.375%, 12/15/14	1,045	1,121
Raytheon Co.
4.85%, 1/15/11
8.30%, 3/1/10	145	167
Sappi Papier Holding AG
6.75%, 6/15/12	(e)230	250
Sealed Air Corp.
5.625%, 7/15/13	(e)325	329
Southwest Airlines Co.
5.496%, 11/1/06	325	331
Sprint Capital Corp.
8.75%, 3/15/32	80	104
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(e)410	444
Telecom Italia Capital S.A.
4.00%, 11/15/08	115	112
4.00%, 1/15/10	(e)375	359
Textron Financial Corp.
4.125%, 3/3/08	230	229
Time Warner, Inc.
7.625%, 4/15/31	260	306
7.70%, 5/1/32	335	399
Union Pacific Corp.
3.625%, 6/1/10	(c)305	288
WellPoint Health Networks, Inc.
6.375%, 6/15/06	380	390
Weyerhaeuser Co.
6.00%, 8/1/06	(c)175	179
WPP Finance UK Corp.
5.875%, 6/15/14	(c)(e)265	275
		18,517
Mortgages — Other (0.4%)
Countrywide Alternative Loan Trust
3.04%, 7/25/34	(h)261	261
Gemsco Mortgage Pass Through Certificate
8.701%, 11/25/10	$ (d)18	$18
Thornburg Mortgage Securities Trust
3.00%, 6/25/44	(h)450	450
Washington Mutual, Inc.
2.948%, 7/25/44	(h)417	419
		1,148
Sovereign (0.5%)
United Mexican States
8.00%, 9/24/22	(c)180	205
8.30%, 8/15/31	(c)755	867
8.375%, 1/14/11	180	205
		1,277
U.S. Treasury Securities (37.1%)
U.S. Treasury Bonds
6.125%, 8/15/29	(c)2,100	2,474
6.375%, 8/15/27	1,175	1,412
8.125%, 8/15/21	(c)2,650	3,630
U.S. Treasury Notes
1.875%, 1/31/06	(c)3,000	2,965
3.125%, 5/15/07	(c)5,450	5,375
3.50%, 11/15/06	(c)3,000	2,992
4.25%, 8/15/13	(c)4,600	4,538
U.S. Treasury Strips
IO
4.78%, 5/15/16	(c)1,000	591
4.82%, 2/15/17	(c)2,000	1,136
4.91%, 8/15/18	(c)1,850	967
4.94%, 2/15/19	8,400	4,268
4.95%, 5/15/19	(c)1,000	501
4.96%, 8/15/19	(c)20,350	10,063
4.97%, 11/15/19-2/15/21	(c)8,600	4,017
4.99%, 2/15/20-5/15/20	(c)23,400	11,141
5.00%, 8/15/20-5/15/22	(c)12,850	5,563
5.02%, 5/15/21	(c)30,605	13,761
5.03%, 11/15/21-8/15/22	(c)15,625	6,724
5.05%, 11/15/22-2/15/23	(c)4,700	1,939
5.06%, 11/15/23	2,750	1,084
PO
11/15/21-2/15/27	(c)20,925	8,015
		93,156
Utilities (1.8%)
Arizona Public Service Co.
5.80%, 6/30/14	330	346
6.75%, 11/15/06	120	124
Carolina Power & Light Co.
5.125%, 9/15/13	305	306
Cincinnati Gas & Electric Co.
5.70%, 9/15/12	(c)265	275
Consolidated Natural Gas Co.
5.00%, 12/1/14	355	348
6.25%, 11/1/11	195	209

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

U.S. Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Utilities (cont’d)
Detroit Edison Co.
4.80%, 2/15/15	$ (e)260	$253
6.125%, 10/1/10	100	106
Entergy Gulf States, Inc.
3.31%, 12/1/09	(h)155	156
3.60%, 6/1/08	200	194
Exelon Corp.
6.75%, 5/1/11	175	191
FPL Group Capital, Inc.
3.25%, 4/11/06	350	348
NiSource Finance Corp.
3.43%, 11/23/09	(c)(h)240	242
Ohio Edison Co.
5.45%, 5/1/15	230	230
Pacific Gas & Electric Co.
6.05%, 3/1/34	340	350
Public Service Electric & Gas Co.
5.00%, 1/1/13	345	346
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	(e)225	260
Sempra Energy
4.621%, 5/17/07	70	70
South Carolina Electric & Gas Co.
5.30%, 5/15/33	170	166
Southern California Edison Co.
5.00%, 1/15/14	75	74
Wisconsin Electric Power Co.
3.50%, 12/1/07	60	59
		4,653
Total Fixed Income Securities ($266,379)		266,771

	Shares
Preferred Stock (0.4%)
Mortgages — Other (0.4%)
Home Ownership Funding Corp.
13.331% (Cost $1,056)	(e)2,975	1,056

	Face
	Amount
	(000)
Short-Term Investments (25.9%)
Short-Term Debt Securities held as Collateral on Loaned Securities (16.2%)
Abbey National Treasury Services, 2.64%, 1/13/06	$ (h)606	606
ASAP Funding Ltd., 2.77%, 4/25/05	488	488
Banco Bilbao Viz Argentaria, N.Y., 2.81%, 5/16/05	409	409
Bank of America Corp., 2.71%, 5/6/05	406	406
Bank of New York,
2.74%, 4/4/06	(h)408	408
2.83%, 10/28/05	(h)1,339	1,339
Bear Stearns,
2.93%, 4/15/05	(h)735	735
2.96%, 12/5/05	(h)360	360
Beta Finance, Inc.,
2.71%, 4/19/05	220	220
2.81%, 5/4/05	(h)409	409
2.90%, 6/10/05	$243	$243
Calyon, N.Y., 2.89%, 2/27/06	(h)326	326
CC USA, Inc.,
2.83%, 11/28/05	(h)491	491
2.91%, 6/8/05	811	811
2.92%, 10/28/05	(h)392	392
CIC, N.Y., 2.78%, 2/13/06	(h)1,225	1,225
CIT Group Holdings, 2.72%, 7/29/05	(h)514	514
Citigroup, Inc., 2.90%, 9/1/05	(h)392	392
Compass Securitization,
2.86%, 5/25/05	568	568
2.97%, 6/15/05	324	324
Credit Suisse First Boston, N.Y., 2.75%, 5/3/05	898	898
Deutsche Bank Securities, Inc., 2.87%, 4/1/05	1,839	1,839
Discover Card Master Trust, 2.80%, 5/16/05	(h)(k)544	544
Eni Coordination Center, 2.89%, 8/29/05	(h)408	408
Eurohypo AG, N.Y., 2.90%, 5/18/05	817	817
Galaxy Funding, Inc., 2.97%, 6/13/05	405	405
Giro Multi-Funding Corp., 3.00%, 6/15/05	811	811
Goldman Sachs Group LP, 2.79%, 2/15/06	(h)408	408
HBOS Treasury Services plc, N.Y., 2.73%, 4/28/05	1,138	1,138
International Lease Finance Corp., 3.04%, 9/22/05	(h)629	629
Internationale Nederlanden U.S. Funding,
2.88%, 6/3/05	528	528
K2 (USA) LLC,
2.78%, 2/15/06	(h)376	376
2.83%,10/24/05-3/22/06	(h)1,519	1,519
Links Finance LLC,
2.83%, 9/26/05-10/27/05	(h)1,225	1,225
2.86%, 2/27/06	(h)490	490
Marshall & Ilsley Bank, 3.05%, 12/29/05	(h)1,143	1,143
Monte Dei Paschi, N.Y., 2.71%, 5/3/05	327	327
Nationwide Building Society,
2.77%, 1/13/06	(h)654	654
3.12%, 3/31/06	(h)947	947
Pfizer, Inc., 2.71%, 5/1/06	(h)817	817
Procter & Gamble Co., 2.93%, 5/1/06	(h)335	335
Royal Bank of Canada N.Y., 2.81%, 6/27/05	(h)817	817
Scaldis Capital LLC, 2.69%, 4/7/05	407	407
Sigma Finance, Inc.,
2.79%, 9/15/05	(h)817	817
2.84%, 3/22/06	(h)816	816
SLM Corp., 2.85%, 5/1/06	(h)817	817
Svenska Handelsbank N.Y., 2.82%, 5/10/05	(h)817	817
Tango Finance Corp., 2.83%, 3/22/06	(h)686	686
UBS Securities LLC, 2.89%, 4/1/05	6,288	6,288
Washington Mutual Bank FA,
2.81%, 5/3/05	817	817
2.82%, 5/2/05	408	408
Westdeutsche Landesbank N.Y., 2.74%, 8/9/05	(h)408	408
Yorktown Capital LLC, 2.81%, 4/19/05	815	815
		40,837

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

U.S. Core Fixed Income Portfolio

		Value
	Shares	(000)
Investment Company held as Collateral on Loaned Securities (0.1%)
JPMorgan Securities Lending Collateral Investment Fund	277,665	$277

	Face
	Amount
	(000)
Discount Notes (4.0%)
Federal Home Loan Mortgage Corporation
2.80%, 5/2/05	$5,000	4,988
2.75%, 4/5/05	5,000	4,998
		9,986
Repurchase Agreement (5.4%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $13,475	(f)13,474	13,474
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills
2.85%, 7/14/05	(j)400	397
Total Short-Term Investments ($64,972)		64,971
Total Investments (132.4%) (Cost $332,407) — Including $53,907 of Securities Loaned		332,798
Liabilities in Excess of Other Assets (-32.4%)		(81,443)
Net Assets (100%)		$251,355

(c)	All or a portion of security on loan at March 31, 2005.
(d)	Security was valued at fair value — At March 31, 2005, the Portfolio held $18,000 of fair valued securities, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2005.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security’s issuer is an affiliate of the adviser. Held as collateral for securities on loan. (Note H)
@	Value/Face Amount is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2005.
IO	Interest Only
PO	Principal Only
TAC	Targeted Amortization Class
TBA	To be announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
	Number			Unrealized
	of		Expiration	Appreciation
	Contracts	Value	Date	(Depreciation)
		(000)		(000)
Long:
U.S. Treasury Long Bond	301	$33,524	Jun-05	$(507)
U.S. Treasury 5 yr. Note	15	1,606	Jun-05	@—
Short:
U.S. Treasury 10 yr. Note	72	7,867	Jun-05	76
U.S. Treasury 2 yr. Note	119	24,620	Jun-05	135
				$(296)

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*                                         Industries and/or investment types which do not appear in the top 10 industries and/or investment types, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments

High Yield Portfolio

		Face
		Amount	Value
		(000)	(000)
Fixed Income Securities (94.7%)
Aerospace (0.9%)
K&F Acquisition, Inc.
7.75%, 11/15/14	$	(e)2,090	$2,038
Cable (5.8%)
Cablecom Luxembourg SCA
9.375%, 4/15/14	EUR	(e)765	1,055
Charter Communications Holdings LLC
0.00%, 1/15/11	$	(g)600	483
10.25%, 1/15/10		840	678
10.75%, 10/1/09		900	742
Intelsat Bermuda Ltd.
7.805%, 1/15/12		(e)(h)1,000	1,020
8.625%, 1/15/15		(e)1,680	1,722
Kabel Deutschland GmbH
10.625%, 7/1/14		(e)2,445	2,714
PanAmSat Corp.
9.00%, 8/15/14		(c)247	262
PanAmSat Holding Corp.
0.00%, 11/1/14		(c)(e)(g)1,625	1,064
Renaissance Media Group LLC
10.00%, 4/15/08		(g)710	721
Satelites Mexicanos S.A. de C.V.
10.125% (expired maturity)		(b)1,360	700
Telenet Communications N.V.
9.00%, 12/15/13	EUR	(e)525	764
Telenet Group Holding N.V.
0.00%, 6/15/14	$	(e)(g)1,265	963
			12,888
Chemicals (8.9%)
Cognis Deutschland GmbH & Co. KG
6.979%, 11/15/13	EUR	(e)(h)835	1,126
Equistar Chemicals LP
10.125%, 9/1/08		$1,650	1,831
FMC Corp.
10.25%, 11/1/09		1,100	1,232
Huntsman Advanced Materials LLC
11.00%, 7/15/10		(e)825	951
Huntsman International LLC
10.125%, 7/1/09	EUR	1,135	1,541
IMC Global, Inc.
10.875%, 6/1/08		$4	5
Innophos, Inc.
8.875%, 8/15/14		(e)1,255	1,324
Innophos Investments Holdings, Inc.
10.771%, 2/15/15		(e)(h)605	602
ISP Chemco, Inc.
10.25%, 7/1/11		(c)1,200	1,305
ISP Holdings, Inc.
10.625%, 12/15/09		1,300	1,397
Koppers, Inc.
9.875%, 10/15/13		575	644
Millennium America, Inc.
9.25%, 6/15/08		$1,804	$1,944
Nalco Co.
7.75%, 11/15/11		545	570
8.875%, 11/15/13		(c)1,845	1,983
Rhodia S.A.
8.00%, 6/1/10	EUR	(e)450	586
8.875%, 6/1/11	$	(c)(e)1,515	1,481
Rockwood Specialties Group, Inc.
7.625%, 11/15/14	EUR	700	921
10.625%, 5/15/11		$500	557
			20,000
Consumer Products (3.4%)
Amscan Holdings, Inc.
8.75%, 5/1/14		(c)845	824
DEL Laboratories, Inc.
8.00%, 2/1/12		(e)585	564
Levi Strauss & Co.
7.73%, 4/1/12		(c)(e)(h)2,100	2,074
Oxford Industries, Inc.
8.875%, 6/1/11		955	1,017
Rayovac Corp.
7.375%, 2/1/15		(e)400	385
8.50%, 10/1/13		(c)1,515	1,568
Safilo Capital International S.A.
9.625%, 5/15/13	EUR	(e)875	1,158
			7,590
Diversified Media (5.6%)
Advanstar Communications, Inc.
10.294%, 8/15/08	$	(h)1,015	1,055
10.75%, 8/15/10		545	609
12.00%, 2/15/11		525	566
CanWest Media, Inc.
8.00%, 9/15/12		(e)1,237	1,308
Dex Media East LLC/Dex Media East Finance Co.
12.125%, 11/15/12		(c)707	841
Dex Media West LLC/Dex Media Finance Co.
9.875%, 8/15/13		690	773
Houghton Mifflin Co.
9.875%, 2/1/13		(c)1,615	1,672
Marquee, Inc.
7.044%, 8/15/10		(e)(h)890	935
Muzak LLC/Muzak Finance Corp.
9.875%, 3/15/09		535	243
10.00%, 2/15/09		325	268
Nebraska Book Co., Inc.
8.625%, 3/15/12		1,335	1,298
Primedia, Inc.
8.875%, 5/15/11		2,145	2,247
Vertis, Inc.
13.50%, 12/7/09		(c)(e)860	705
			12,520

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

Face
Amount	Value
(000)	(000)
Energy (8.0%)
CHC Helicopter Corp.
7.375%, 5/1/14	$	(e)1,035	$1,013
7.375%, 5/1/14	1,610	1,576
Chesapeake Energy Corp.
7.50%, 9/15/13	(c)1,875	1,987
Citgo Petroleum Corp.
6.00%, 10/15/11	875	868
El Paso Production Holding Co.
7.75%, 6/1/13	(c)1,800	1,831
Hanover Compressor Co.
8.625%, 12/15/10	280	294
9.00%, 6/1/14	(c)375	403
Hanover Equipment Trust
8.50%, 9/1/08	(c)770	807
Hilcorp Energy I LP/Hilcorp Finance Co.
10.50%, 9/1/10	(e)2,240	2,498
Husky Oil Co.
8.90%, 8/15/28	(h)1,145	1,277
Magnum Hunter Resources, Inc.
9.60%, 3/15/12	(c)753	847
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%, 6/15/14	1,095	1,139
Plains Exploration & Production Co.
7.125%, 6/15/14	(c)830	872
Tesoro Corp.
9.625%, 4/1/12	1,090	1,202
Vintage Petroleum, Inc.
7.875%, 5/15/11	1,200	1,278
17,892
Financial (1.1%)
Refco Finance Holdings LLC
9.00%, 8/1/12	(e)2,255	2,402
Food & Drug (1.8%)
CA FM Lease Trust
8.50%, 7/15/17	(e)1,244	1,403
Jean Coutu Group, Inc.
7.625%, 8/1/12	490	502
8.50%, 8/1/14	(c)1,250	1,221
Rite Aid Corp.
8.125%, 5/1/10	960	979
4,105
Food & Tobacco (2.6%)
Michael Foods, Inc.
8.00%, 11/15/13	1,455	1,520
Pilgrim’s Pride Corp.
9.625%, 9/15/11	(c)1,450	1,581
Smithfield Foods, Inc.
7.75%, 5/15/13	1,000	1,065
8.00%, 10/15/09	1,490	1,587
5,753
Forest Products (6.7%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13	$	(c)935	$813
7.75%, 6/15/11	1,200	1,182
Crown European Holdings S.A.
6.25%, 9/1/11	EUR	(e)800	1,084
Georgia-Pacific Corp.
8.875%, 2/1/10	$750	841
Graham Packaging Co., Inc.
8.50%, 10/15/12	(e)825	829
9.875%, 10/15/14	(e)1,195	1,201
Graphic Packaging International Corp.
9.50%, 8/15/13	1,900	2,024
JSG Funding plc
10.125%, 10/1/12	EUR	1,325	1,915
Owens-Illinois, Inc.
7.50%, 5/15/10	$2,500	2,587
Pliant Corp.
13.00%, 6/1/10	1,445	1,228
Tembec Industries, Inc.
8.50%, 2/1/11	(c)1,450	1,381
15,085
Gaming & Leisure (2.5%)
Host Marriott LP
6.375%, 3/15/15	(e)1,795	1,723
Isle of Capri Casinos, Inc.
7.00%, 3/1/14	1,980	1,970
MGM Mirage
6.00%, 10/1/09	2,000	1,983
5,676
Health Care (6.3%)
AmerisourceBergen Corp.
7.25%, 11/15/12	1,200	1,278
8.125%, 9/1/08	290	312
Community Health Systems Inc.
6.50%, 12/15/12	(e)1,250	1,225
DaVita, Inc.
6.625%, 3/15/13	(e)715	711
7.25%, 3/15/15	(e)365	360
Fisher Scientific International, Inc.
8.00%, 9/1/13	620	677
8.125%, 5/1/12	901	982
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08	1,301	1,368
MedCath Holdings Corp.
9.875%, 7/15/12	1,820	1,966
National Nephrology Associates, Inc.
9.00%, 11/1/11	(e)335	373
Team Health, Inc.
9.00%, 4/1/12	(c)925	909
Tenet Healthcare Corp.
6.50%, 6/1/12	705	652
9.875%, 7/1/14	570	596

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

Face
Amount	Value
(000)	(000)
Health Care (cont’d)
VWR International, Inc.
6.875%, 4/15/12	$	(c)585	$589
8.00%, 4/15/14	(c)780	794
Warner Chilcott Corp.
8.75%, 2/1/15	(e)1,390	1,404
14,196
Housing (7.8%)
ACIH, Inc.
0.00%, 12/15/12	(e)(g)1,720	1,221
Associated Materials, Inc.
0.00%, 3/1/14	(c)(g)3,995	2,796
Goodman Global Holding Co., Inc.
5.76%, 6/15/12	(e)(h)500	498
7.875%, 12/15/12	(c)(e)1,905	1,753
Interface, Inc.
9.50%, 2/1/14	(c)2,415	2,554
Nortek, Inc.
8.50%, 9/1/14	1,980	1,921
NTK Holdings, Inc.
0.00%, 3/1/14	(c)(e)(g)1,970	1,059
Ply Gem Industries, Inc.
9.00%, 2/15/12	1,115	1,059
Propex Fabrics, Inc.
10.00%, 12/1/12	(e)1,235	1,229
RMCC Acquisition Co.
9.50%, 11/1/12	(e)1,720	1,694
Technical Olympic USA, Inc.
9.00%, 7/1/10	655	684
10.375%, 7/1/12	(c)980	1,078
17,546
Information Technology (2.5%)
Iron Mountain, Inc.
7.75%, 1/15/15	540	536
8.625%, 4/1/13	1,250	1,269
Nortel Networks Ltd.
6.125%, 2/15/06	875	881
Sanmina-SCI Corp.
6.75%, 3/1/13	(c)(e)865	815
Xerox Corp.
7.125%, 6/15/10	1,925	2,000
5,501
Manufacturing (4.6%)
Flowserve Corp.
12.25%, 8/15/10	567	619
Hexcel Corp.
6.75%, 2/1/15	(e)1,215	1,176
Johnsondiversey, Inc.
9.625%, 5/15/12	(c)2,010	2,171
Manitowoc Co., Inc.
10.375%, 5/15/11	EUR	1,585	2,275
NMHG Holding Co.
10.00%, 5/15/09	$1,480	1,602
Trimas Corp.
9.875%, 6/15/12	$2,335	$2,393
10,236
Metals (2.8%)
Foundation PA Coal Co.
7.25%, 8/1/14	(c)455	464
General Cable Corp.
9.50%, 11/15/10	855	945
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(b)(d)4,140	1
Murrin Murrin Holding Ltd.
9.375%, 8/31/07	(b)(c)(d)2,485	@—
Novelis, Inc.
7.25%, 2/15/15	(e)2,130	2,098
Republic Technologies International LLC
13.75%, 7/15/09	(b)(d)6,180	@—
SGL Carbon Luxembourg S.A.
8.50%, 2/1/12	EUR	(e)905	1,261
Ucar Finance, Inc.
10.25%, 2/15/12	$1,470	1,580
6,349
Retail (1.6%)
General Nutrition Centers, Inc.
8.50%, 12/1/10	1,575	1,347
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12	(c)2,180	2,256
3,603
Services (3.1%)
Allied Waste North America
6.375%, 4/15/11	1,480	1,384
7.25%, 3/15/15	(c)(e)1,005	960
Buhrmann U.S., Inc.
8.25%, 7/1/14	1,530	1,583
7.875%, 3/1/15	(e)530	533
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
7.375%, 9/1/10	1,730	1,765
United Rentals North America, Inc.
6.50%, 2/15/12	730	713
6,938
Telecommunications (4.0%)
AXtel S.A.
11.00%, 12/15/13	(c)2,040	2,167
Esprit Telecom Group plc
10.875%, 6/15/08	(b)(d)965	@—
11.00%, 6/15/08	DEM	(b)(d)2,608	@—
11.50%, 12/15/07	EUR	(b)(d)1,669	@—
11.50%, 12/15/07	$	(b)(d)600	@—
EXDS, Inc.
11.625%, 7/15/10	(b)(d)3,950	@—
Primus Telecommunications Group, Inc.
8.00%, 1/15/14	(c)2,335	1,693
Qwest Communications International
6.294%, 2/15/09	(e)(h)2,085	2,111

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face
	Amount	Value
	(000)	(000)
Telecommunications (cont’d)
Qwest Corp.
5.625%, 11/15/08	$295	$294
Qwest Services Corp.
13.50%, 12/15/07	(e)1,000	1,118
Rhythms NetConnections, Inc.
12.75%, 4/15/09	(b)(d)433	@—
13.50%, 5/15/08	(b)(d)12,869	@—
14.00%, 2/15/10	(b)(d)11,487	@—
Valor Telecommunications Enterprises LLC/Finance Corp.
7.75%, 2/15/15	(e)1,445	1,445
		8,828
Transportation (3.0%)
Amsted Industries, Inc.
10.25%, 10/15/11	(e)1,450	1,588
Cooper-Standard Automotive, Inc.
8.375%, 12/15/14	(c)(e)335	274
Laidlaw International, Inc.
10.75%, 6/15/11	1,885	2,144
Sonic Automotive, Inc.
8.625%, 8/15/13	1,455	1,455
TRW Automotive, Inc.
9.375%, 2/15/13	1,240	1,339
		6,800
Utilities (7.0%)
AES Corp. (The)
7.75%, 3/1/14	(c)750	778
8.875%, 2/15/11	198	215
9.375%, 9/15/10	326	361
Allegheny Energy, Inc.
7.75%, 8/1/05	1,020	1,030
CMS Energy Corp.
7.50%, 1/15/09	280	290
8.50%, 4/15/11	(c)635	689
Dynegy Holdings, Inc.
9.875%, 7/15/10	(c)(e)1,180	1,270
Ipalco Enterprises, Inc.
8.625%, 11/14/11	605	697
Monongahela Power Co.
5.00%, 10/1/06	1,255	1,269
Nevada Power Co.
8.25%, 6/1/11	950	1,059
9.00%, 8/15/13	1,255	1,415
Northwest Pipeline Corp.
8.125%, 3/1/10	390	419
Ormat Funding Corp.
8.25%, 12/30/20	2,423	2,448
Reliant Energy, Inc.
6.75%, 12/15/14	(c)1,225	1,149
Southern Natural Gas Co.
8.875%, 3/15/10	775	844
Williams Cos., Inc.
7.875%, 9/1/21	$1,650	$1,807
		15,740
Wireless Communications (4.7%)
American Tower Corp.
7.125%, 10/15/12	(c)640	640
7.50%, 5/1/12	1,205	1,229
MetroPCS, Inc.
10.75%, 10/1/11	(c)1,595	1,635
Rogers Wireless Communications, Inc.
7.50%, 3/15/15	1,075	1,115
8.00%, 12/15/12	(c)760	785
Rural Cellular Corp.
7.51%, 3/15/10	(c)(h)855	881
8.25%, 3/15/12	(c)500	512
SBA Communications Corp.
0.00%, 12/15/11	(c)(g)2,300	1,995
UbiquiTel Operating Co.
9.875%, 3/1/11	(c)(e)1,360	1,506
9.875%, 3/1/11	220	244
		10,542
Total Fixed Income Securities (Cost $232,757)		212,228

	Shares
Common Stocks (0.0%)
Broadcasting (0.0%)
Paxson Communications Corp.	(a)31,046	2
Paxson Communications Corp.	(a)(e)125,654	9
		11
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	(a)7,617	5
Total Common Stocks (Cost $10,797)		16
Preferred Stocks (1.1%)
Broadcasting (0.4%)
Paxson Communications Corp., PIK, 14.25%	126	857
Utilities (0.7%)
TNP Enterprises, Inc., PIK, 14.50%	1,496	1,657
Total Preferred Stocks (Cost $1,654)		2,514

	No. of
	Warrants
Warrants (0.1%)
Utilities (0.1%)
SW Acquisitions, Inc., expiring 4/1/11
(Cost $29)	(a)(e)8,020	249

	Face
	Amount
	(000)
Short-Term Investments (20.9%)
Short-Term Debt Securities held as Collateral on Loaned Securities (19.7%)
Abbey National Treasury Services, 2.64%, 1/13/06	$ (h)656	656

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt Securities held as Collateral on Loaned Securities (cont’d)
ASAP Funding Ltd., 2.77%, 4/25/05	$528	$528
Banco Bilbao Viz Argentaria, N.Y., 2.81%, 5/16/05	442	442
Bank of America Corp., 2.71%, 5/6/05	439	439
Bank of New York,
2.74%, 4/4/06	(h)442	442
2.83%, 10/28/05	(h)1,449	1,449
Bear Stearns,
2.93%, 4/15/05	(h)796	796
2.96%, 12/5/05	(h)389	389
Beta Finance, Inc.,
2.71%, 4/19/05	238	238
2.81%, 5/4/05	(h)442	442
2.90%, 6/10/05	263	263
Calyon, N.Y., 2.89%, 2/27/06	(h)353	353
CC USA, Inc.,
2.83%, 11/28/05	(h)531	531
2.91%, 6/8/05	877	877
2.92%, 10/28/05	(h)424	424
CIC, N.Y., 2.78%, 2/13/06	(h)1,325	1,325
CIT Group Holdings, 2.72%, 7/29/05	(h)556	556
Citigroup, Inc., 2.90%, 9/1/05	(h)424	424
Compass Securitization,
2.86%, 5/25/05	614	614
2.97%, 6/15/05	351	351
Credit Suisse First Boston, N.Y., 2.75%, 5/3/05	972	972
Deutsche Bank Securities, Inc., 2.87%, 4/1/05	1,990	1,990
Discover Card Master Trust, 2.80%, 5/16/05	(h)(k)589	589
Eni Coordination Center, 2.89%, 8/29/05	(h)442	442
Eurohypo AG, N.Y., 2.90%, 5/18/05	884	884
Galaxy Funding, Inc., 2.97%, 6/13/05	439	439
Giro Multi-Funding Corp., 3.00%, 6/15/05	877	877
Goldman Sachs Group LP, 2.79%, 2/15/06	(h)442	442
HBOS Treasury Services plc, N.Y., 2.73%, 4/28/05	1,232	1,232
International Lease Finance Corp., 3.04%, 9/22/05	(h)681	681
Internationale Nederlanden U.S. Funding,
2.88%, 6/3/05	572	572
K2 (USA) LLC,
2.78%, 2/15/06	(h)406	406
2.83%, 10/24/05-3/22/06	(h)1,643	1,643
Links Finance LLC,
2.83%, 9/26/05-10/27/05	(h)1,325	1,325
2.86%, 2/27/06	(h)530	530
Marshall & Ilsley Bank, 3.05%, 12/29/05	(h)1,237	1,237
Monte Dei Paschi, N.Y., 2.71%, 5/3/05	353	353
Nationwide Building Society,
2.77%, 1/13/06	(h)707	707
3.12%, 3/31/06	(h)1,025	1,025
Pfizer, Inc., 2.71%, 5/1/06	(h)884	884
Procter & Gamble Co., 2.93%, 5/1/06	(h)362	362
Royal Bank of Canada N.Y., 2.81%, 6/27/05	(h)884	884
Scaldis Capital LLC, 2.69%, 4/7/05	441	441
Sigma Finance, Inc.,
2.79%, 9/15/05	(h)884	884
2.84%, 3/22/06	(h)883	883
SLM Corp., 2.85%, 5/1/06	$ (h)884	$884
Svenska Handelsbank N.Y., 2.82%, 5/10/05	(h)883	883
Tango Finance Corp., 2.83%, 3/22/06	(h)742	742
UBS Securities LLC, 2.89%, 4/1/05	6,804	6,804
Washington Mutual Bank FA,
2.81%, 5/3/05	884	884
2.82%, 5/2/05	442	442
Westdeutsche Landesbank N.Y., 2.74%, 8/9/05	(h)442	442
Yorktown Capital LLC, 2.81%, 4/19/05	882	882
		44,186

	Shares
Investment Company held as Collateral on Loaned Securities (0.1%)
JPMorgan Securities Lending Collateral
Investment Fund	300,437	300

	Face
	Amount
	(000)
Repurchase Agreement (1.1%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $2,345	$ (f)2,345	2,345
Total Short-Term Investments (Cost $46,831)		46,831
Total Investments (116.8%) (Cost $292,068) — Including $43,377 of Securities Loaned		261,838
Liabilities in Excess of Other Assets (-16.8%)		(37,697)
Net Assets (100%)		$224,141

(a)	Non-income producing security
(b)	Issuer is in default.
(c)	All or a portion of security on loan at March 31, 2005.
(d)	Security was valued at fair value — At March 31, 2005, the Portfolio held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2005. Maturity date disclosed is the ultimate maturity date.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2005.
(k)	Security’s issuer is an affiliate of the adviser. Held as collateral for securities on loan. (Note H)
@	Value/Face Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

EUR	Euro
DEM	German Mark
PIK	Payment-in-Kind

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver		Value	Settlement Date	In Exchange For		Value	Net Unrealized Appreciation (Depreciation)
(000)		(000)		(000)		(000)	(000)
EUR	6,714	$8,706	4/26/05	USD	8,773	$8,773	$67
EUR	535	694	4/26/05	USD	685	685	(9)
EUR	3,860	5,005	4/26/05	USD	5,104	5,104	99
EUR	4,320	5,602	4/26/05	USD	5,642	5,642	40
USD	5,764	5,764	4/26/05	EUR	4,435	5,751	(13)
USD	453	453	4/26/05	EUR	350	454	1
		$26,224				$26,409	$185

USD— U.S. Dollar

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*                                         Industries which do not appear in the top 10 industries, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments

Intermediate Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (89.3%)
Agency Adjustable Rate Mortgages (0.2%)
Government National Mortgage Association,
Adjustable Rate Mortgages:
3.375%, 3/20/25-1/20/28	$284	$289
3.75%, 7/20/25-9/20/27	87	88
4.125%, 11/20/25-11/20/27	109	111
		488
Agency Fixed Rate Mortgages (5.4%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
11.00%, 7/1/13	15	16
Gold Pools:
7.00%, 6/1/28-6/1/32	306	323
7.50%, 8/1/30-1/1/31	240	257
8.00%, 6/1/30-9/1/31	923	994
8.50%, 7/1/30-7/1/31	160	174
9.50%, 12/1/22	38	41
10.00%, 6/1/17	40	44
Federal National Mortgage Association,
Conventional Pools:
6.50%, 7/1/30-7/1/34	4,916	5,107
7.00%, 1/1/32-11/1/32	405	427
7.50%, 8/1/29-3/1/32	2,156	2,307
8.00%, 10/1/30-9/1/31	311	334
8.50%, 8/1/30	15	17
9.50%, 12/1/17-12/1/21	557	613
10.00%, 7/1/18-5/1/22	22	25
Government National Mortgage Association,
Various Pools:
9.50%, 11/15/16-12/15/21	276	307
10.00%, 1/15/16-3/15/25	449	505
10.50%, 3/15/16-2/15/18	74	84
11.00%, 3/15/10-6/15/20	184	205
11.50%, 6/15/13	17	19
12.00%, 12/15/12-5/15/14	11	12
12.50%, 12/15/10	6	7
		11,818
Asset Backed Corporates (21.4%)
American Express Credit Account Master Trust
1.69%, 1/15/09	650	634
5.53%, 10/15/08	600	610
Asset Backed Funding Certificates
2.98%, 6/25/22	(h)734	734
3.04%, 6/25/25	(h)835	836
Bank One Issuance Trust
2.94%, 6/16/08	900	898
3.86%, 6/15/11	750	737
Bear Stearns Asset Backed Securities, Inc.
3.05%, 9/25/34	(h)1,094	1,095
Capital Auto Receivables Asset Trust
2.92%, 4/15/08	1,100	1,095
3.35%, 2/15/08	500	494
4.50%, 10/15/07	558	561
Carrington Mortgage Loan Trust
2.98%, 1/25/35	$ (h)1,075	$1,076
Centex Home Equity
2.92%, 3/25/35	(h)850	850
Chase Credit Card Master Trust
5.50%, 11/17/08	690	704
Chase Manhattan Auto Owner Trust
2.83%, 9/15/10	1,400	1,356
2.94%, 6/15/10	850	831
4.21%, 1/15/09	638	641
4.24%, 9/15/08	485	487
Citibank Credit Card Issuance Trust
2.70%, 1/15/08	700	695
4.40%, 5/15/07	1,000	1,002
6.90%, 10/15/07	875	891
7.45%, 9/15/07	400	408
CNH Equipment Trust
4.02%, 4/15/09	775	772
Connecticut RRB Special Purpose Trust CL&P
5.36%, 3/30/07	54	54
Daimler Chrysler Auto Trust
2.58%, 4/8/09	800	776
2.86%, 3/9/09	650	636
3.09%, 1/8/08	900	894
Fleet Credit Card Master Trust II
2.75%, 4/15/08	950	947
Ford Credit Auto Owner Trust
3.13%, 11/15/06	991	990
3.79%, 9/15/06	607	608
4.75%, 8/15/06	168	169
GSAMP Trust
2.99%, 12/25/34	(h)1,085	1,086
Harley-Davidson Motorcycle Trust
2.63%, 11/15/10	600	590
2.76%, 5/15/11	800	788
3.09%, 6/15/10	518	514
3.76%, 12/17/12	1,450	1,431
4.50%, 1/15/10	521	525
Honda Auto Receivables Owner Trust
2.48%, 7/18/08	900	889
2.70%, 3/17/08	500	495
2.77%, 11/21/08	800	781
4.49%, 9/17/07	649	652
Hyundai Auto Receivables Trust
2.33%, 11/15/07	250	248
MBNA Credit Card Master Note Trust
2.70%, 9/15/09	900	875
3.90%, 11/15/07	550	551
MBNA Master Credit Card Trust USA
6.90%, 1/15/08	625	634
Merrill Lynch Mortgage Investors, Inc.
3.05%, 8/25/35	(h)995	996
New Century Home Equity Loan Trust
2.99%, 2/25/35	(h)1,168	1,169

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
Nordstrom Private Label Credit Card Master Note Trust
4.82%, 4/15/10	$ (e)450	$455
Residential Asset Securities Corp.
3.02%, 7/25/21	(h)891	892
Specialty Underwriting & Residential Finance
2.856%, 12/25/35	(h)950	950
Terwin Mortgage Trust
3.32%, 12/25/34	(h)1,046	1,047
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	175	175
USAA Auto Owner Trust
2.67%, 10/15/10	875	849
3.16%, 2/17/09	1,150	1,134
3.58%, 2/15/11	1,550	1,528
3.90%, 7/15/09	950	944
Volkswagen Auto Lease Trust
2.36%, 12/20/05	67	67
3.82%, 5/20/08	825	822
Wells Fargo Home Equity Trust
3.02%, 2/25/18	(h)884	885
Whole Auto Loan Trust
2.58%, 3/15/10	900	881
William Street Funding Corp.
2.993%, 4/23/06	(e)(h)1,100	1,102
		46,436
Collateralized Mortgage Obligations — Agency Collateral Series (0.5%)
Federal Home Loan Mortgage Corporation
Inv Fl IO
5.19%, 3/15/32	1,012	82
IO
5.00%, 9/15/14	1,199	80
6.00%, 5/1/31	433	76
6.50%, 4/1/28-8/1/28	945	166
7.00%, 2/15/32	189	36
8.00%, 1/1/28-6/1/31	37	8
IO PAC
6.00%, 4/15/32	489	64
Federal National Mortgage Association
Inv Fl IO
5.25%, 12/25/29	104	4
IO
6.00%, 5/25/33	(h)812	167
6.00%, 6/25/33	405	82
6.50%, 7/1/31	295	57
7.00%, 4/25/33	610	121
8.00%, 8/18/27-5/1/30	88	18
9.00%, 11/1/26	67	13
Government National Mortgage Association
Inv Fl IO
5.125%, 9/16/27	214	16
5.13%, 12/16/25	356	27
5.18%, 5/16/32	233	16
Federal Agency (17.2%)		1,033
Federal Home Loan Mortgage Corporation
2.75%, 8/15/06	$16,880	$16,648
Federal National Mortgage Association
4.25%, 5/15/09	20,885	20,763
		37,411
Finance (8.6%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)590	635
Allstate Financial Global Funding II
2.625%, 10/22/06	(e)250	245
American General Finance Corp.
5.875%, 7/14/06	575	588
AXA Equitable Life Insurance Co.
6.95%, 12/1/05	(e)275	281
Bank of America Corp.
3.375%, 2/17/09	245	235
3.875%, 1/15/08	165	163
4.75%, 10/15/06	170	172
Bank of New York (The)
3.80%, 2/1/08	250	246
Bank of New York Co., Inc. (The)
5.20%, 7/1/07	85	87
Bank One Corp.
6.00%, 2/17/09	355	371
Bank One N.A. Illinois
2.87%, 5/5/06	(h)250	250
CIT Group, Inc.
2.875%, 9/29/06	130	128
3.65%, 11/23/07	125	122
6.50%, 2/7/06	285	291
Citicorp
6.75%, 8/15/05	140	142
Citigroup Global Markets Holdings, Inc.
3.11%, 12/12/06	(h)80	80
Citigroup, Inc.
5.625%, 8/27/12	705	732
5.75%, 5/10/06	235	240
6.00%, 2/21/12	285	304
Countrywide Home Loans, Inc.
3.25%, 5/21/08	312	299
EOP Operating LP
6.763%, 6/15/07	400	418
Farmers Insurance Exchange
8.625%, 5/1/24	(e)300	364
FleetBoston Financial Corp.
7.25%, 9/15/05	245	249
General Electric Capital Corp.
4.75%, 9/15/14	95	93
5.375%, 3/15/07	930	951
5.875%, 2/15/12	40	42
Goldman Sachs Group, Inc.
5.25%, 10/15/13	480	478
6.875%, 1/15/11	295	322

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
Hartford Financial Services Group, Inc.
2.375%, 6/1/06	$250	$244
7.75%, 6/15/05	300	302
7.90%, 6/15/10	60	67
Household Finance Corp.
6.08%, 3/8/06	48	48
HSBC Finance Corp.
4.125%, 12/15/08	90	88
5.875%, 2/1/09	290	302
6.40%, 6/17/08	270	285
8.00%, 7/15/10	100	115
Huntington National Bank
4.375%, 1/15/10	300	294
International Lease Finance Corp.
3.75%, 8/1/07	120	118
John Hancock Global Funding II
7.90%, 7/2/10	(e)510	583
JPMorgan Chase & Co.
5.25%, 5/30/07	165	168
6.00%, 2/15/09	170	178
Lehman Brothers Holdings, Inc.
8.25%, 6/15/07	273	296
M&I Marshall & Ilsley Bank
3.80%, 2/8/08	490	482
Mantis Reef Ltd.
4.692%, 11/14/08	(e)255	252
Marsh & McLennan Cos., Inc.
5.375%, 3/15/07	440	447
MBNA Corp.
6.125%, 3/1/13	435	460
Monumental Global Funding II
3.85%, 3/3/08	(e)610	603
6.05%, 1/19/06	(e)285	290
Nationwide Building Society
4.25%, 2/1/10	(e)250	245
Prudential Funding LLC
6.60%, 5/15/08	(e)470	499
Prudential Insurance Co. of America
6.375%, 7/23/06	(e)145	150
SLM Corp.
4.00%, 1/15/10	255	248
5.00%, 10/1/13	210	208
Sovereign Bank
4.00%, 2/1/08	100	99
TIAA Global Markets, Inc.
5.00%, 3/1/07	(e)710	721
Two-Rock Pass Through Trust
3.714%, 12/31/49	(e)(h)275	274
U.S. Bancorp
5.10%, 7/15/07	125	128
U.S. Bank N.A.
2.85%, 11/15/06	160	157
Wachovia Corp.
3.625%, 2/17/09	$60	$58
4.95%, 11/1/06	325	329
Washington Mutual, Inc.
8.25%, 4/1/10	330	375
Wells Fargo & Co.
3.03%, 3/3/06	(h)180	180
World Financial Properties
6.91%, 9/1/13	(e)617	662
6.95%, 9/1/13	(e)262	281
		18,764
Industrials (10.0%)
Aetna, Inc.
7.375%, 3/1/06	100	103
7.875%, 3/1/11	390	449
Altria Group, Inc.
7.00%, 11/4/13	175	188
7.65%, 7/1/08	120	130
Amerada Hess Corp.
6.65%, 8/15/11	325	348
America West Airlines, Inc.
7.10%, 4/2/21	251	268
American Honda Finance Corp.
3.85%, 11/6/08	(e)200	196
Ashland, Inc.
7.83%, 8/15/05	145	147
AT&T Wireless Services, Inc.
7.875%, 3/1/11	135	154
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21	135	131
Caterpillar Financial Services Corp.
2.92%, 8/20/07	(h)280	280
3.625%, 11/15/07	90	89
Clear Channel Communications, Inc.
7.65%, 9/15/10	335	367
Clorox Co.
3.125%, 12/14/07	(e)(h)560	561
Comcast Cable Communications
6.375%, 1/30/06	110	112
6.75%, 1/30/11	570	616
8.375%, 5/1/07	105	113
Comcast Corp.
6.50%, 1/15/15	115	123
ConAgra Foods, Inc.
6.00%, 9/15/06	310	318
Conoco Funding Co.
5.45%, 10/15/06	100	102
Consumers Energy Co.
4.80%, 2/17/09	175	175
Cooper Industries, Inc.
5.25%, 7/1/07	160	163
COX Communications, Inc.
4.625%, 1/15/10	(e)195	190

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
CSX Corp.
2.75%, 2/15/06	$105	$104
9.00%, 8/15/06	60	64
CVS Corp.
3.875%, 11/1/07	65	64
5.625%, 3/15/06	365	370
6.204%, 10/10/25	(e)53	56
DaimlerChrysler N.A. Holding Corp.
6.40%, 5/15/06	215	220
7.30%, 1/15/12	365	398
Deutsche Telekom International Finance BV
8.50%, 6/15/10	335	386
Federated Department Stores, Inc.
6.30%, 4/1/09	265	277
6.625%, 9/1/08	80	84
FedEx Corp.
6.875%, 2/15/06	145	149
Ford Motor Credit Co.
6.875%, 2/1/06	160	162
7.25%, 10/25/11	1,010	998
France Telecom S.A.
7.00%, 12/23/09	50	75
7.25%, 1/28/13	200	315
General Mills, Inc.
3.875%, 11/30/07	85	84
General Motors Acceptance Corp.
4.50%, 7/15/06	310	302
6.875%, 9/15/11	1,545	1,400
GTE Corp.
6.36%, 4/15/06	465	476
Historic TW, Inc.
6.625%, 5/15/29	20	21
Honeywell International, Inc.
5.125%, 11/1/06	520	528
Hutchison Whampoa International Ltd.
5.45%, 11/24/10	(e)100	101
6.50%, 2/13/13	(e)185	196
Hyatt Equities LLC
6.875%, 6/15/07	(e)210	217
ICI Wilmington, Inc.
4.375%, 12/1/08	125	124
Johnson Controls, Inc.
5.00%, 11/15/06	255	258
Kerr-McGee Corp.
5.875%, 9/15/06	170	173
Kraft Foods, Inc.
5.25%, 6/1/07	115	117
5.625%, 11/1/11	145	151
Lenfest Communications, Inc.
7.625%, 2/15/08	40	43
Marriott International, Inc.
7.00%, 1/15/08	125	133
8.125%, 4/1/05	205	205
Masco Corp.
4.625%, 8/15/07	$140	$141
May Department Stores Co. (The)
5.95%, 11/1/08	295	305
6.875%, 11/1/05	85	86
MeadWestvaco Corp.
2.75%, 12/1/05	125	124
Miller Brewing Co.
4.25%, 8/15/08	(e)280	277
Mohawk Industries, Inc.
6.50%, 4/15/07	140	146
News America Holdings
9.25%, 2/1/13	150	187
News America, Inc.
5.30%, 12/15/14	(e)175	172
Norfolk Southern Corp.
7.35%, 5/15/07	110	117
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	70	68
Pemex Project Funding Master Trust
7.375%, 12/15/14	585	627
7.875%, 2/1/09	200	217
9.125%, 10/13/10	175	203
Raytheon Co.
8.30%, 3/1/10	225	259
Safeway, Inc.
6.15%, 3/1/06	420	428
Sappi Papier Holding AG
6.75%, 6/15/12	(e)105	114
Sealed Air Corp.
5.625%, 7/15/13	(e)205	208
Southwest Airlines Co.
5.496%, 11/1/06	110	112
Sprint Capital Corp.
8.375%, 3/15/12	55	64
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(e)276	300
TCI Communications, Inc.
8.00%, 8/1/05	190	193
Telecom Italia Finance N.V.
5.875%, 1/24/08	90	125
7.25%, 4/24/12	110	171
Textron Financial Corp.
4.125%, 3/3/08	190	189
Time Warner, Inc.
6.125%, 4/15/06	240	245
6.875%, 5/1/12	305	334
Toyota Motor Credit Corp.
5.65%, 1/15/07	385	395
Union Pacific Corp.
3.625%, 6/1/10	110	104
6.79%, 11/9/07	400	423
UnitedHealth Group, Inc.
4.125%, 8/15/09	120	118

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
5.20%, 1/17/07	$25	$25
7.50%, 11/15/05	200	204
Verizon Global Funding Corp.
6.125%, 6/15/07	445	462
7.25%, 12/1/10	140	156
Verizon New England, Inc.
6.50%, 9/15/11	200	214
WellPoint Health Networks, Inc.
6.375%, 6/15/06	215	220
WellPoint, Inc.
6.80%, 8/1/12	115	128
Weyerhaeuser Co.
6.125%, 3/15/07	50	52
WPP Finance UK Corp.
5.875%, 6/15/14	(e)205	212
		21,699
Sovereign (0.9%)
Province of Quebec Canada
6.125%, 1/22/11	550	589
United Mexican States
8.375%, 1/14/11	785	895
8.625%, 3/12/08	385	425
		1,909
U.S. Treasury Securities (22.9%)
U.S. Treasury Notes
3.125%, 5/15/07	11,500	11,341
3.50%, 11/15/06	5,500	5,484
3.875%, 2/15/13	10,950	10,573
4.25%, 8/15/13	15,950	15,734
6.50%, 2/15/10	2,000	2,203
U.S. Treasury Strips
IO
5.04%, 2/15/25	6,340	2,358
PO
2/15/25-2/15/27	5,880	2,096
		49,789
Utilities (2.2%)
Appalachian Power Co.
3.60%, 5/15/08	355	345
Arizona Public Service Co.
5.80%, 6/30/14	280	294
6.75%, 11/15/06	165	171
Carolina Power & Light Co.
5.125%, 9/15/13	245	246
Cincinnati Gas & Electric Co.
5.70%, 9/15/12	305	317
Columbus Southern Power Co.
4.40%, 12/1/10	100	98
Consolidated Natural Gas Co.
5.00%, 12/1/14	275	269
5.375%, 11/1/06	610	621
6.25%, 11/1/11	75	80
Detroit Edison Co.
4.80%, 2/15/15	$ (e)495	$481
6.125%, 10/1/10	100	107
Entergy Gulf States, Inc.
3.31%, 12/1/09	(h)215	216
3.60%, 6/1/08	75	73
Exelon Corp.
6.75%, 5/1/11	135	147
FPL Group Capital, Inc.
3.25%, 4/11/06	275	273
NiSource Finance Corp.
3.43%, 11/23/09	(h)165	166
Pacific Gas & Electric Co.
4.80%, 3/1/14	195	190
Public Service Electric & Gas Co.
5.00%, 1/1/13	145	145
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	(e)220	254
Sempra Energy
4.621%, 5/17/07	60	60
Southern California Edison Co.
5.00%, 1/15/14	30	30
TXU Energy Co. LLC
6.125%, 3/15/08	125	130
Wisconsin Electric Power Co.
3.50%, 12/1/07	35	34
		4,747
Total Fixed Income Securities (Cost $195,699)		194,094

	Shares
Preferred Stock (0.1%)
Mortgages — Other (0.1%)
Home Ownership Funding Corp.
13.331% (Cost $219)	(e)650	231

	Face
	Amount
	(000)
Short-Term Investments (20.3%)
Discount Notes (14.9%)
Federal Home Loan Bank
2.80%, 5/6/05	$10,000	9,974
Federal Home Loan Mortgage Corporation
2.75%, 4/5/05	8,000	7,997
2.80%, 5/2/05	5,000	4,988
Federal National Mortgage Association
3.00%, 5/11/05	9,500	9,472
		32,431
Repurchase Agreement (5.4%)
J.P. Morgan Securities, Inc., 2.78%,
dated 3/31/05, due 4/1/05,
repurchase price $11,626	(f)11,625	11,625
U.S. Treasury Securities (0.0%)
U.S. Treasury Bills
2.85%, 7/14/05	(j)100	99

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

Value
(000)
Total Short-Term Investments (Cost $44,156)	$44,155
Total Investments (109.7%) (Cost $240,074)	238,480
Liabilities in Excess of Other Assets (-9.7%)	(21,165)
Net Assets (100%)	$217,315

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2005.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
@	Value/Face Amount is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2005.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver		Value	Settlement Date	In Exchange For		Value	Net Unrealized Appreciation (Depreciation)
(000)		(000)		(000)		(000)	(000)
EUR	258	$335	4/26/05	USD	338	$338	$3
EUR	157	204	4/26/05	USD	205	205	1
EUR	138	179	4/26/05	USD	180	180	1
USD	14	14	4/26/05	EUR	11	14	@—
		$732				$737	$5

EUR — Euro

USD — U.S. Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
	Number			Unrealized
	of		Expiration	Appreciation
	Contracts	Value	Date	(Depreciation)
		(000)		(000)
Long:
U.S. Treasury 10 yr. Note	81	$8,851	Jun-05	$(95)
U.S. Treasury Long Bond	29	3,230	Jun-05	(57)
Short:
U.S. Treasury 2 yr. Note	99	20,482	Jun-05	109
U.S. Treasury 5 yr. Note	77	8,246	Jun-05	20
				$(23)

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*                                         Industries and/or investment types which do not appear in the top 10 industries and/or investment types, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments

International Fixed Income Portfolio

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (93.1%)
Austria (2.8%)
Republic of Austria
5.875%, 7/15/06	EUR	3,800	$5,141
Bermuda (0.2%)
Adecco Financial Service Bermuda Ltd.
6.00%, 3/15/06	225		301
Canada (4.0%)
Government of Canada
1.90%, 3/23/09	JPY	750,000	7,422
Cayman Islands (0.6%)
Altria Finance Cayman Islands Ltd.
5.625%, 6/24/08	EUR	220	302
Hutchison Whampoa International Ltd.
6.50%, 2/13/13		$150	157
MBNA America European Structured Offerings
5.125%, 4/19/08	EUR	511	705
			1,164
Denmark (2.7%)
Kingdom of Denmark
5.00%, 8/15/05	DKK	28,200	4,953
France (21.4%)
Compagnie Generale des Etablissements Michelin
6.375%, 12/3/33	EUR	(h)180	256
Crown European Holdings SA
6.25%, 9/1/11	(e)120		163
France Telecom S.A.
7.00%, 12/23/09	340		509
Government of France O.A.T.
6.50%, 4/25/11	15,005		22,959
8.50%, 10/25/19	7,650		15,021
Vivendi Environnement
5.875%, 6/27/08	250		352
			39,260
Germany (18.1%)
Bundesobligation
4.00%, 2/16/07	7,650		10,185
Deutsche Bundesrepublik
6.00%, 1/5/06	6,500		8,659
6.25%, 1/4/24	8,510		14,296
			33,140
Guernsey (0.1%)
ABB International Finance Ltd.
11.00%, 1/15/08	150		232
Ireland (2.6%)
Depfa ACS Bank
0.75%, 9/22/08	JPY	500,000	4,736
Italy (5.2%)
Republic of Italy
0.65%, 3/20/09	945,000		8,939
Republic of Italy BTPS
9.50%, 2/1/06	EUR	@—	$ @—
Telecom Italia Finance N.V.
7.25%, 4/24/12	370		575
			9,514
Japan (7.5%)
Development Bank of Japan
1.60%, 6/20/14	JPY	280,000	2,700
Government of Japan
1.10%, 9/20/12	646,000		6,088
Japan Bank for International Cooperation
0.35%, 3/19/08	520,000		4,872
			13,660
Luxembourg (0.3%)
Syngenta Luxembourg Finance II S.A.
5.50%, 7/10/06	EUR	290	390
Tyco International Group S.A.
6.125%, 4/4/07	90		124
			514
Multi-Country (7.8%)
Inter-American Development Bank
1.90%, 7/8/09	JPY	545,000	5,421
International Bank for Reconstruction & Development
2.00%, 2/18/08	545,000		5,346
7.125%, 4/12/05	DEM	2,664	3,458
			14,225
Netherlands (1.1%)
Allianz Finance BV
6.125%, 5/31/22	EUR	(h)220	326
Deutsche Telekom International Finance BV
8.125%, 5/29/12	400		657
Koninklijke Ahold N.V.
5.875%, 5/9/08	110		151
Munich Re Finance BV
6.75%, 6/21/23	(h)300		451
RWE Finance BV
5.50%, 10/26/07	23		32
VNU N.V.
6.625%, 5/30/07	250		349
			1,966
Russia (0.1%)
Russian Federation
5.00%, 3/31/30	$	(g)145	150
Spain (0.0%)
Government of Spain
5.15%, 7/30/09	EUR	@—	@—
Sweden (0.1%)
Telefonaktiebolaget LM Ericsson
6.75%, 11/28/10	170		245
United Kingdom (6.5%)
Aviva plc
5.25%, 10/2/23	(h)320		451

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

International Fixed Income Portfolio

	Face
	Amount		Value
	(000)		(000)
United Kingdom (cont’d)
BAT International Finance plc
4.875%, 2/25/09	EUR	355	$483
Royal Bank of Scotland plc
4.50%, 1/28/16	(h)370		504
United Kingdom Treasury Bond
5.00%, 9/7/14	GBP	5,200	10,068
WPP Group plc
6.00%, 6/18/08	EUR	300	423
			11,929
United States (12.0%)
Corning, Inc.
6.25%, 2/18/10	145		208
Federal National Mortgage Association
1.75%, 3/26/08	JPY	920,000	8,960
Ford Motor Credit Co.
5.75%, 1/12/09	EUR	370	480
General Electric Capital Corp.
0.75%, 2/5/09	JPY	475,000	4,477
General Motors Acceptance Corp.
6.00%, 7/3/08	EUR	240	300
General Motors Corp.
8.375%, 7/5/33	500		565
Goldman Sachs Group, Inc.
4.25%, 8/4/10	365		492
Household Finance Corp.
5.125%, 6/24/09	300		418
KFW International Finance
2.05%, 9/21/09	JPY	540,000	5,398
Owens-Brockway
6.75%, 12/1/14	EUR	(e)190	257
Pemex Project Funding Master Trust
6.625%, 4/4/10	175		249
Xerox Corp.
9.75%, 1/15/09	90		139
			21,943
Total Fixed Income Securities (Cost $152,798)			170,495
Short-Term Investments (7.2%)
Discount Notes (4.6%)
Federal National Mortgage Association
2.96%, 5/18/05	$8,500		8,470
Repurchase Agreement (2.5%)
J.P. Morgan Securities, Inc., 2.78%,
dated 3/31/05, due 4/1/05,
repurchase price $4,667	(f)4,667		4,667
U.S. Treasury Securities (0.1%)
U.S. Treasury Bills
2.85%, 7/14/05	(j)100		100
Total Short-Term Investments (Cost $13,237)			13,237
Total Investments (100.3%) (Cost $166,035)			183,732
Liabilities in Excess of Other Assets (-0.3%)			(596)
Net Assets (100%)			$183,136

(e)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2005. Maturity date disclosed is the ultimate maturity date.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2005.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
@	Value/Face Amount is less than $500.
DEM	German Mark
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
	Number			Unrealized
	of		Expiration	Appreciation
	Contracts	Value	Date	(Depreciation)
		(000)		(000)
Long:
Euro Dollar Long Bond	73	$11,222	Jun-05	$123

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

International Fixed Income Portfolio

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver		Value	Settlement Date	In Exchange For		Value	Net Unrealized Appreciation (Depreciation)
(000)		(000)		(000)		(000)	(000)
CAD	600	$496	4/22/05	USD	488	$488	$(8)
DKK	3,445	600	6/21/05	USD	620	620	20
DKK	15,500	2,702	6/21/05	USD	2,788	2,788	86
EUR	54	70	4/1/05	USD	70	70	@—
EUR	1,360	1,763	4/26/05	USD	1,775	1,775	12
EUR	3,870	5,018	4/26/05	USD	5,053	5,053	35
EUR	500	648	4/26/05	USD	653	653	5
EUR	1,175	1,524	4/26/05	USD	1,525	1,525	1
EUR	2,770	3,592	4/26/05	USD	3,589	3,589	(3)
JPY	90,000	842	5/10/05	USD	870	870	28
JPY	244,000	2,283	5/10/05	USD	2,358	2,358	75
USD	680	680	5/23/05	AUD	870	669	(11)
USD	4,447	4,447	4/22/05	CAD	5,470	4,524	77
USD	1,504	1,504	5/9/05	CHF	1,800	1,508	4
USD	4,468	4,468	4/4/05	EUR	3,451	4,472	4
USD	654	654	4/26/05	EUR	500	648	(6)
USD	3,992	3,992	4/26/05	EUR	3,055	3,961	(31)
USD	413	413	4/26/05	EUR	315	409	(4)
USD	718	718	4/26/05	EUR	550	713	(5)
USD	663	663	4/26/05	EUR	500	648	(15)
USD	1,935	1,935	4/26/05	EUR	1,500	1,945	10
USD	1,171	1,171	4/5/05	JPY	125,542	1,171	@—
USD	3,301	3,301	5/10/05	JPY	346,000	3,237	(64)
USD	2,409	2,409	5/10/05	JPY	250,000	2,339	(70)
USD	870	870	5/10/05	JPY	90,000	842	(28)
USD	7,223	7,223	5/10/05	JPY	757,000	7,081	(142)
USD	1,910	1,910	5/18/05	SEK	13,335	1,888	(22)
		$55,896				$55,844	$(52)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
SEK — Swedish Krona
USD — U.S. Dollar

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by country, as a percentage of total investments.

*                                         Countries which do not appear in the top 10 countries, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments

Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (94.8%)
Agency Adjustable Rate Mortgages (0.9%)
Federal Home Loan Mortgage Corporation,
Adjustable Rate Mortgages:
3.61%, 7/1/34	$2,695	$2,658
Federal National Mortgage Association,
Adjustable Rate Mortgages:
3.702%, 7/1/34	2,976	2,959
3.793%, 6/1/34	1,872	1,862
Government National Mortgage Association,
Adjustable Rate Mortgages:
3.375%, 1/20/25-1/20/28	1,004	1,021
3.75%, 7/20/27-9/20/27	246	250
4.125%, 12/20/25-12/20/27	268	273
		9,023
Agency Fixed Rate Mortgages (2.6%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
10.00%, 4/1/10-10/1/20	230	255
11.00%, 5/1/20	11	12
11.50%, 5/1/13-1/1/18	50	55
Gold Pools:
6.50%, 9/1/19-11/1/29	476	496
7.00%, 3/1/32	6	7
7.50%, 11/1/19-11/1/32	3,855	4,133
8.50%, 8/1/28-10/1/30	137	150
10.00%, 10/1/21	20	22
10.50%, 1/1/19-10/1/20	85	91
11.50%, 8/1/10	16	18
12.00%, 6/1/15-9/1/15	56	63
Federal National Mortgage Association,
Conventional Pools:
6.50%, 3/1/18-4/1/33	5,936	6,177
7.00%, 5/1/26-12/1/33	3,052	3,219
7.50%, 9/1/29-7/1/32	7,882	8,432
8.00%, 12/1/29-8/1/31	434	468
9.50%, 11/1/20	58	64
10.00%, 12/1/15-9/1/16	135	149
10.50%, 12/1/16	34	37
11.00%, 7/1/20	26	28
11.50%, 11/1/19	47	53
12.00%, 8/1/20	6	6
12.50%, 2/1/15	29	32
April TBA
7.50%, 4/1/35	(i)900	962
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16-1/15/17	189	206
9.50%, 12/15/17-12/15/21	372	411
10.00%, 11/15/09-7/15/22	742	838
10.50%, 11/15/18-8/15/21	76	88
11.00%, 1/15/10-1/15/21	419	465
11.50%, 2/15/13-11/15/19	262	292
		27,229
Asset Backed Corporates (30.4%)
American Express Credit Account Master Trust
1.69%, 1/15/09	$4,210	$4,104
5.53%, 10/15/08	2,850	2,898
AmeriCredit Automobile Receivables Trust
2.07%, 8/6/08	3,450	3,385
Asset Backed Funding Certificates
2.98%, 6/25/22	(h)4,454	4,457
3.04%, 6/25/25	(h)4,409	4,412
Bank One Issuance Trust
2.94%, 6/16/08	4,050	4,040
3.86%, 6/15/11	4,200	4,126
BMW Vehicle Owner Trust
2.67%, 3/25/08	6,150	6,082
4.04%, 2/25/09	9,900	9,893
4.46%, 5/25/07	2,654	2,667
Capital Auto Receivables Asset Trust
2.64%, 3/17/08	2,363	2,347
4.50%, 10/15/07	1,347	1,352
Chase Credit Card Master Trust
5.50%, 11/17/08	5,360	5,471
Chase Manhattan Auto Owner Trust
2.83%, 9/15/10	6,700	6,489
2.94%, 6/15/10	5,100	4,987
4.21%, 1/15/09	2,211	2,222
4.24%, 9/15/08	2,858	2,872
CIT Equipment Collateral
3.50%, 9/20/08	4,500	4,430
Citibank Credit Card Issuance Trust
2.70%, 1/15/08	3,700	3,675
4.40%, 5/15/07	3,800	3,808
6.90%, 10/15/07	4,910	5,001
7.45%, 9/15/07	1,265	1,289
CNH Equipment Trust
4.02%, 4/15/09	4,000	3,985
Connecticut RRB Special Purpose Trust CL&P
5.36%, 3/30/07	180	180
Daimler Chrysler Auto Trust
2.58%, 4/8/09	6,000	5,823
2.86%, 3/9/09	5,150	5,042
3.09%, 1/8/08	4,550	4,520
3.49%, 12/8/08	7,000	6,935
4.49%, 10/6/08	3,633	3,653
Fifth Third Auto Trust
3.19%, 2/20/08	2,350	2,325
Fleet Credit Card Master Trust II
2.75%, 4/15/08	4,700	4,684
Ford Credit Auto Owner Trust
3.13%, 11/15/06	4,859	4,857
3.48%, 11/15/08	7,500	7,434
3.79%, 9/15/06	4,096	4,105
4.75%, 8/15/06	673	676
GSAMP Trust
2.97%, 2/25/35	(h)3,310	3,313

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
Harley-Davidson Motorcycle Trust
2.63%, 11/15/10	$3,050	$2,999
2.76%, 5/15/11	4,100	4,040
3.09%, 6/15/10	2,717	2,700
3.56%, 2/15/12	4,000	3,949
3.76%, 12/17/12	5,250	5,182
4.50%, 1/15/10	3,166	3,188
Honda Auto Receivables Owner Trust
2.40%, 2/21/08	7,250	7,138
2.48%, 7/18/08	3,850	3,803
2.70%, 3/17/08	2,000	1,981
2.77%, 11/21/08	4,600	4,493
3.53%, 10/21/08	5,400	5,350
4.49%, 9/17/07	3,001	3,015
Hyundai Auto Receivables Trust
2.33%, 11/15/07	1,400	1,387
John Deere Owner Trust
2.32%, 12/17/07	1,725	1,694
Massachusetts RRB Special Purpose Trust
3.78%, 9/15/10	5,450	5,391
MBNA Credit Card Master Note Trust
2.70%, 9/15/09	6,000	5,834
3.90%, 11/15/07	1,825	1,829
Merrill Lynch Mortgage Investors, Inc.
2.95%, 9/25/35	(h)4,945	4,949
3.05%, 8/25/35	(h)5,176	5,180
New Century Home Equity Loan Trust
2.99%, 2/25/35	(h)5,165	5,168
Nissan Auto Receivables Owner Trust
2.76%, 7/15/09	4,500	4,355
3.54%, 10/15/08	4,475	4,436
4.60%, 9/17/07	1,706	1,714
Nordstrom Private Label Credit Card Master Note Trust
4.82%, 4/15/10	(e)1,200	1,213
Onyx Acceptance Grantor Trust
3.69%, 5/15/09	3,300	3,272
PG&E Energy Recovery Funding LLC
3.87%, 6/25/11	2,575	2,552
Residential Asset Mortgage Products, Inc.
2.96%, 1/25/35	(h)3,936	3,940
Residential Asset Securities Corp.
3.02%, 7/25/21	(h)4,312	4,316
Saxon Asset Securities Trust
2.96%, 5/25/35	(h)3,329	3,332
TXU Electric Delivery Transition Bond Co. LLC
3.52%, 11/15/11	5,796	5,704
USAA Auto Owner Trust
2.67%, 10/15/10	6,000	5,820
3.03%, 6/16/08	2,300	2,275
3.16%, 2/17/09	6,700	6,608
3.90%, 7/15/09	4,600	4,572
Volkswagen Auto Lease Trust
2.36%, 12/20/05	383	383
3.82%, 5/20/08	$3,700	$3,687
Wachovia Auto Owner Trust
2.91%, 4/20/09	4,700	4,626
3.19%, 6/20/08	6,850	6,795
Wells Fargo Home Equity Trust
3.02%, 2/25/18	(h)4,853	4,857
Whole Auto Loan Trust
2.58%, 3/15/10	6,900	6,752
William Street Funding Corp.
2.993%, 4/23/06	(e)(h)4,400	4,406
World Omni Auto Receivables Trust
3.29%, 11/12/08	4,400	4,354
3.54%, 6/12/09	3,400	3,364
		320,142
Collateralized Mortgage Obligations — Agency Collateral Series (0.4%)
Federal Home Loan Mortgage Corporation
5.50%, 2/15/12	3,303	3,330
6.00%, 10/15/27	718	718
		4,048
Federal Agency (15.1%)
Federal Home Loan Bank System
3.25%, 12/17/07	50,150	49,055
Federal Home Loan Mortgage Corporation
2.75%, 8/15/06	67,520	66,590
2.875%, 5/15/07	44,325	43,355
		159,000
Finance (12.1%)
ABN Amro Bank N.V.
2.834%, 5/11/07	(h)2,345	2,348
Allstate Financial Global Funding II
2.625%, 10/22/06	(e)1,380	1,350
Allstate Life Global Funding Trusts
4.50%, 5/29/09	690	688
American General Finance Corp.
4.625%, 5/15/09-9/1/10	1,085	1,078
5.875%, 7/14/06	1,810	1,851
AXA Financial, Inc.
6.50%, 4/1/08	460	487
Bank of America Corp.
3.375%, 2/17/09	2,595	2,491
3.875%, 1/15/08	860	849
4.75%, 10/15/06	2,245	2,269
5.25%, 2/1/07	525	535
Bank of New York Co., Inc. (The)
5.20%, 7/1/07	565	576
Bank One Corp.
6.00%, 2/17/09	664	695
Bank One N.A. Illinois
2.87%, 5/5/06	(h)1,000	1,001
5.50%, 3/26/07	1,805	1,853
BB&T Corp.
3.00%, 6/4/07	(h)4,580	4,586

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
CIT Group, Inc.
2.875%, 9/29/06	$625	$614
2.98%, 11/4/05	(h)1,700	1,702
3.65%, 11/23/07	405	397
6.50%, 2/7/06	1,890	1,932
7.375%, 4/2/07	680	719
Citicorp
6.375%, 11/15/08	1,000	1,065
6.75%, 8/15/05	650	658
Citigroup Global Markets Holdings, Inc.
3.11%, 12/12/06	(h)1,050	1,052
Citigroup, Inc.
5.50%, 8/9/06	1,115	1,136
5.75%, 5/10/06	1,520	1,549
Countrywide Home Loans, Inc.
3.25%, 5/21/08	1,980	1,897
EOP Operating LP
6.763%, 6/15/07	1,945	2,034
8.375%, 3/15/06	1,655	1,721
FleetBoston Financial Corp.
7.25%, 9/15/05	1,160	1,180
General Electric Capital Corp.
4.25%, 12/1/10	850	831
5.00%, 6/15/07	800	812
5.375%, 3/15/07	4,415	4,513
Genworth Financial, Inc.
3.16%, 6/15/07	(h)4,990	5,001
Goldman Sachs Group, Inc.
4.125%, 1/15/08	2,850	2,828
Hartford Financial Services Group, Inc.
2.375%, 6/1/06	1,035	1,012
7.75%, 6/15/05	2,418	2,438
HSBC Finance Corp.
4.125%, 12/15/08	760	747
5.875%, 2/1/09	1,010	1,052
6.375%, 10/15/11	285	308
6.40%, 6/17/08	1,590	1,678
6.75%, 5/15/11	630	691
Huntington National Bank
2.75%, 10/16/06	695	682
ING Security Life Institutional Funding Corp.
2.70%, 2/15/07	(e)1,490	1,448
International Lease Finance Corp.
2.95%, 5/23/06	355	349
3.75%, 8/1/07	535	528
John Deere Capital Corp.
4.50%, 8/22/07	2,445	2,455
John Hancock Financial Services, Inc.
5.625%, 12/1/08	2,475	2,567
John Hancock Global Funding II
5.625%, 6/27/06	(e)1,390	1,415
7.90%, 7/2/10	(e)625	714
JPMorgan Chase & Co.
5.25%, 5/30/07	$780	$796
6.00%, 2/15/09	305	320
7.00%, 11/15/09	315	343
Key Bank N.A.
7.125%, 8/15/06	1,535	1,595
Lehman Brothers Holdings, Inc.
8.25%, 6/15/07	4,105	4,448
Mantis Reef Ltd.
4.692%, 11/14/08	(e)2,020	1,998
Marsh & McLennan Cos., Inc.
5.375%, 3/15/07	2,845	2,891
MBNA Corp.
5.625%, 11/30/07	1,040	1,067
6.125%, 3/1/13	1,795	1,897
Monumental Global Funding II
3.85%, 3/3/08	(e)1,126	1,114
6.05%, 1/19/06	(e)3,215	3,270
Nationwide Building Society
2.625%, 1/30/07	(e)3,205	3,123
Pricoa Global Funding I
3.90%, 12/15/08	(e)1,545	1,515
Prudential Funding LLC
6.60%, 5/15/08	(e)845	897
Prudential Insurance Co. of America
6.375%, 7/23/06	(e)2,185	2,257
SLM Corp.
4.00%, 1/15/10	2,930	2,845
Sovereign Bank
4.00%, 2/1/08	235	232
Suntrust Bank
7.25%, 9/15/06	2,670	2,788
TIAA Global Markets, Inc.
3.875%, 1/22/08	(e)7,885	7,789
5.00%, 3/1/07	(e)500	507
U.S. Bancorp
5.10%, 7/15/07	980	1,000
U.S. Bank N.A.
2.85%, 11/15/06	915	898
3.70%, 8/1/07	350	346
Wachovia Corp.
3.625%, 2/17/09	960	930
4.95%, 11/1/06	1,695	1,717
6.875%, 9/15/05	1,825	1,852
Washington Mutual, Inc.
7.50%, 8/15/06	425	443
8.25%, 4/1/10	1,648	1,871
Wells Fargo & Co.
3.03%, 3/3/06	(h)1,360	1,362
World Financial Properties
6.91%, 9/1/13	(e)1,882	2,020
6.95%, 9/1/13	(e)966	1,036
		127,549

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (9.7%)
Aetna, Inc.
7.375%, 3/1/06	$1,540	$1,585
7.875%, 3/1/11	1,155	1,328
Altria Group, Inc.
5.625%, 11/4/08	1,370	1,411
7.65%, 7/1/08	510	554
Amerada Hess Corp.
6.65%, 8/15/11	1,455	1,560
American Honda Finance Corp.
3.85%, 11/6/08	(e)1,860	1,820
Ashland, Inc.
7.83%, 8/15/05	895	908
Caterpillar Financial Services Corp.
3.625%, 11/15/07	2,240	2,204
Cendant Corp.
6.25%, 1/15/08	1,295	1,349
Centex Corp.
9.75%, 6/15/05	295	298
Clear Channel Communications, Inc.
7.65%, 9/15/10	1,700	1,863
Clorox Co.
3.125%, 12/14/07	(e)(h)2,145	2,149
Comcast Cable Communications
6.875%, 6/15/09	700	752
8.375%, 5/1/07	275	296
Comcast Corp.
5.85%, 1/15/10	900	932
ConAgra Foods, Inc.
6.00%, 9/15/06	1,858	1,905
Conoco Funding Co.
5.45%, 10/15/06	2,315	2,365
Consumers Energy Co.
4.80%, 2/17/09	920	922
Cooper Industries, Inc.
5.25%, 7/1/07	1,080	1,100
COX Communications, Inc.
3.55%, 12/14/07	(e)(h)904	910
7.75%, 8/15/06	500	522
CSX Corp.
2.75%, 2/15/06	620	613
9.00%, 8/15/06	630	669
CVS Corp.
5.625%, 3/15/06	585	594
DaimlerChrysler N.A. Holding Corp.
4.05%, 6/4/08	770	748
6.40%, 5/15/06	1,910	1,951
8.00%, 6/15/10	85	95
Deutsche Telekom International Finance BV
8.50%, 6/15/10	1,355	1,560
Federated Department Stores, Inc.
6.30%, 4/1/09	790	827
6.625%, 9/1/08	1,290	1,360
FedEx Corp.
2.65%, 4/1/07	$385	$373
6.875%, 2/15/06	525	538
Ford Motor Credit Co.
6.875%, 2/1/06	2,790	2,828
General Mills, Inc.
3.875%, 11/30/07	360	355
General Motors Acceptance Corp.
4.50%, 7/15/06	3,330	3,249
6.125%, 8/28/07	380	371
6.75%, 1/15/06	60	60
GTE Corp.
6.36%, 4/15/06	2,207	2,257
Honeywell International, Inc.
5.125%, 11/1/06	2,860	2,906
6.875%, 10/3/05	1,020	1,036
Hyatt Equities LLC
6.875%, 6/15/07	(e)1,115	1,152
ICI Wilmington, Inc.
4.375%, 12/1/08	740	731
International Paper Co.
3.80%, 4/1/08	990	971
John Deere Capital Corp.
3.375%, 10/1/07	1,555	1,520
Johnson Controls, Inc.
5.00%, 11/15/06	915	927
Kerr-McGee Corp.
5.875%, 9/15/06	635	646
6.625%, 10/15/07	285	295
Kraft Foods, Inc.
4.00%, 10/1/08	910	893
5.25%, 6/1/07	1,940	1,976
Kroger Co. (The)
7.625%, 9/15/06	3,480	3,637
Lenfest Communications, Inc.
7.625%, 2/15/08	185	198
Lowe’s Cos., Inc.
7.50%, 12/15/05	1,015	1,042
Marriott International, Inc.
8.125%, 4/1/05	2,090	2,090
Masco Corp.
4.625%, 8/15/07	485	487
6.75%, 3/15/06	790	809
May Department Stores Co. (The)
3.95%, 7/15/07	1,800	1,776
6.875%, 11/1/05	960	977
McDonnell Douglas Corp.
6.875%, 11/1/06	675	702
MeadWestvaco Corp.
2.75%, 12/1/05	680	676
Miller Brewing Co.
4.25%, 8/15/08	(e)1,495	1,481
Mohawk Industries, Inc.
6.50%, 4/15/07	855	892

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
Norfolk Southern Corp.
7.35%, 5/15/07	$405	$429
Northrop Grumman Corp.
4.079%, 11/16/06	940	939
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	460	446
Raytheon Co.
6.75%, 8/15/07	353	372
8.30%, 3/1/10	520	598
Safeway, Inc.
6.15%, 3/1/06	2,607	2,654
Sappi Papier Holding AG
6.75%, 6/15/12	(e)770	836
Sealed Air Corp.
6.95%, 5/15/09	(e)380	405
Southwest Airlines Co.
5.496%, 11/1/06	820	835
Target Corp.
5.95%, 5/15/06	3,285	3,354
TCI Communications, Inc.
8.00%, 8/1/05	525	532
Telecom Italia Capital S.A.
4.00%, 11/15/08	640	624
4.00%, 1/15/10	(e)345	330
Textron Financial Corp.
4.125%, 3/3/08	950	944
Time Warner, Inc.
6.125%, 4/15/06	1,835	1,873
6.15%, 5/1/07	670	692
Union Pacific Corp.
3.625%, 6/1/10	480	453
6.79%, 11/9/07	2,575	2,726
UnitedHealth Group, Inc.
4.125%, 8/15/09	800	786
5.20%, 1/17/07	115	117
7.50%, 11/15/05	2,155	2,198
Verizon Global Funding Corp.
6.125%, 6/15/07	2,475	2,569
7.25%, 12/1/10	1,140	1,267
WellPoint Health Networks, Inc.
6.375%, 6/15/06	1,330	1,364
WellPoint, Inc.
4.875%, 8/1/05	1,720	1,725
Weyerhaeuser Co.
6.00%, 8/1/06	60	62
6.125%, 3/15/07	354	366
		102,497
Mortgages — Other (7.8%)
Bank of America Mortgage Securities
3.702%, 7/25/34	(h)1,683	1,666
4.416%, 1/25/35	(h)6,546	6,474
Citigroup Mortgage Loan Trust, Inc.
4.051%, 9/25/34	(h)3,410	3,370
4.86%, 8/25/34	$ (h)3,069	$3,065
Countrywide Alternative Loan Trust
3.25%, 2/25/35-4/25/35	(h)10,415	10,379
3.35%, 5/25/35	(h)10,000	10,000
Countrywide Home Loan Mortgage
4.703%, 11/20/34	(h)3,662	3,600
Downey Savings & Loan Association Mortgage Loan Trust
3.10%, 3/19/45	(h)9,995	9,981
Federal Home Loan Mortgage Corporation
8.00%, 7/15/06	93	93
Federal National Mortgage Association
5.50%, 1/25/24	6,075	6,169
First Horizon Alternative Mortgage Securities
3.35%, 4/25/35	(h)9,918	9,921
First Horizon Asset Securities, Inc.
3.661%, 6/25/34	(h)988	969
5.191%, 10/25/34	(h)1,844	1,827
Merrill Lynch Mortgage Investors, Inc.
3.824%, 7/25/34	(h)2,089	2,079
Wells Fargo Mortgage Backed Securities Trust
3.391%, 7/25/34	(h)1,193	1,201
3.455%, 9/25/34	(h)4,813	4,785
4.599%, 12/25/34	(h)6,440	6,367
		81,946
Sovereign (0.6%)
Province of Quebec Canada
5.50%, 4/11/06	1,645	1,678
6.125%, 1/22/11	845	906
United Mexican States
8.375%, 1/14/11	2,385	2,720
8.625%, 3/12/08	1,265	1,395
		6,699
U.S. Treasury Securities (12.0%)
U.S. Treasury Notes
3.125%, 5/15/07	15,000	14,793
3.50%, 11/15/06	20,000	19,944
4.625%, 5/15/06	13,000	13,160
5.625%, 2/15/06	69,900	71,290
5.75%, 11/15/05	7,000	7,108
		126,295
Utilities (3.2%)
Appalachian Power Co.
3.60%, 5/15/08	1,350	1,311
Carolina Power & Light Co.
6.80%, 8/15/07	2,750	2,896
CC Funding Trust I
6.90%, 2/16/07	980	1,024
Columbus Southern Power Co.
4.40%, 12/1/10	1,460	1,424
Consolidated Natural Gas Co.
5.375%, 11/1/06	3,840	3,912
DTE Energy Co.
6.45%, 6/1/06	2,660	2,732

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Utilities (cont’d)
Duke Energy Corp.
3.75%, 3/5/08	$855	$839
Entergy Gulf States, Inc.
3.31%, 12/1/09	(h)1,015	1,020
3.60%, 6/1/08	445	432
Exelon Corp.
6.75%, 5/1/11	860	937
FPL Group Capital, Inc.
3.25%, 4/11/06	2,905	2,888
NiSource Finance Corp.
3.43%, 11/23/09	(h)975	982
Pacific Gas & Electric Co.
3.60%, 3/1/09	1,670	1,609
Peco Energy Co.
3.50%, 5/1/08	1,630	1,591
Pinnacle West Capital Corp.
6.40%, 4/1/06	2,910	2,951
Public Service Electric & Gas Co.
3.178%, 6/23/06	(h)3,470	3,470
Ras Laffan Liquefied Natural Gas Co., Ltd.
7.628%, 9/15/06	(e)149	154
Sempra Energy
4.75%, 5/15/09	2,460	2,448
Southern California Edison Co.
5.00%, 1/15/14	165	164
Wisconsin Electric Power Co.
3.50%, 12/1/07	835	818
		33,602
Total Fixed Income Securities (Cost $1,009,144)		998,030

	Shares
Preferred Stock (0.1%)
Mortgages — Other (0.1%)
Home Ownership Funding Corp.
13.331% (Cost $608)	(e)1,800	639

	Face
	Amount
	(000)
Short-Term Investments (4.5%)
Discount Notes (1.4%)
Federal National Mortgage Association
2.80%, 5/2/05	$15,000	14,964
Repurchase Agreement (3.0%)
J.P. Morgan Securities, Inc., 2.78%,
dated 3/31/05, due 4/1/05,
repurchase price $32,145	(f)32,143	32,143
U.S. Treasury Securities (0.1%)
U.S. Treasury Bills
2.85%, 7/14/05	(j)600	595
Total Short-Term Investments (Cost $47,703)		47,702

Value
(000)
Total Investments (99.4%) (Cost $1,057,455)	$1,046,371
Other Assets in Excess of Liabilities (0.6%)	6,757
Net Assets (100%)	$1,053,128

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2005.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
TBA	To be announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value	Expiration Date	Net Unrealized Appreciation (Depreciation)
		(000)		(000)
Long:
U.S. Treasury 2 yr. Note	745	$154,134	Jun-05	$(308)
Short:
U.S. Treasury 10 yr. Note	156	17,045	Jun-05	292
U.S. Treasury 5 yr. Note	331	35,448	Jun-05	348
				$332

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*                                         Industries and/or investment types which do not appear in the top 10 industries and/or investment types, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments

Municipal Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (109.5%)
Municipal Bonds (96.4%)
Abilene Independent School District General Obligation Bonds (PSFG)
5.00%, 2/15/14	$1,875	$2,015
Abilene, TX Health Facilities Development Corp. SAVRS Revenue Bonds (MBIA)
2.35%, 9/19/25	(h)4,000	4,000
Allegheny County, PA Hospital Development Authority Revenue Bonds
9.25%, 11/15/15	1,300	1,526
Allegheny County, PA Industrial Development Authority Revenue Bonds
4.75%, 12/1/32	525	565
Arlington Texas Independent School District General Obligation Bonds (PSFG)
5.00%, 2/15/14	6,150	6,641
Austin, TX Convention Enterprises, Inc., Revenue Bonds
6.70%, 1/1/28	400	426
Austin, TX Water & Wastewater System Revenue Bonds (MBIA)
5.25%, 11/15/13	4,100	4,473
Badger TOB Asset Securitization Corp., WI, Revenue Bonds
6.125%, 6/1/27	1,260	1,279
Berks County, PA, General Obligation Bonds (FGIC)
Zero Coupon, 5/15/19-11/15/20	2,250	1,109
Brazos River Authority, TX Pollution Collateral Revenue Bonds
5.40%, 10/1/29	(h)325	345
Brunswick County, NC, General Obligation Bonds (FGIC)
5.00%, 5/1/17	1,700	1,805
Bucks County, PA Water & Sewer Authority Special Obligation Bonds
5.50%, 2/1/08	30	31
Butler & Sedgwick Counties, KS Unified School District General Obligation Bonds (FSA)
5.85%, 9/1/17	1,375	1,523
California State Department of Water Reserve Power Supply Revenue Bonds SAVRS (XLCA)
1.84%, 5/1/22	(h)3,000	3,000
California State Department of Water Resources Power Supply Revenue Bonds (MBIA)
5.25%, 5/1/12	2,200	2,423
California State Department of Water Resources Power Supply Revenue Bonds (XLCA)
2.45%, 5/1/22	(h)4,000	4,000
California State General Obligation Bonds
5.25%, 2/1/14	1,375	1,494
California State Public Works Board Revenue Bonds
5.25%, 6/1/13	1,150	1,250
5.50%, 6/1/15	$1,275	$1,402
Camden, AL Industrial Development Board Revenue Bonds
6.125%, 12/1/24	625	685
Carbon County, PA Industrial Development Authority Revenue Bonds
6.65%, 5/1/10	265	286
Carrollton, TX General Obligation Bonds (FSA)
5.125%, 8/15/16	1,470	1,563
Center Township, PA Sewer Authority Revenue Bonds (MBIA)
Zero Coupon, 4/15/17	615	357
Central Michigan University Revenue Bonds (FGIC)
2.00%, 10/1/15	(h)5,000	5,000
Chattanooga-Hamilton County, TN Hospital Authority Revenue Bonds, Erlanger Health Systems SAVRS (FSA)
2.35%, 10/1/25	(h)2,350	2,350
Chelsea, MA Lease Revenue Bonds (FSA)
2.45%, 6/6/23	(h)4,000	4,000
Chelsea, MA Lease Revenue Bonds SAVRS (FSA)
2.65%, 6/13/23	(h)3,000	3,000
Cherokee County, GA School Systems, General Obligation Bonds (MBIA)
5.00%, 8/1/13	1,000	1,083
Chicago, IL Board Of Education General Obligation Bonds (XLCA)
2.25%, 3/1/22	(h)3,875	3,875
Chicago, IL General Obligation Bonds (FGIC)
Zero Coupon, 1/1/19	4,000	2,050
Chicago, IL Park District General Obligation Bonds (FGIC)
4.70%, 1/1/20	3,000	3,045
Children’s Trust Fund Revenue Bonds
5.375%, 5/15/33	1,975	1,980
5.75%, 7/1/20	985	1,046
Clark County, WA School District General Obligation Bonds (FSA)
5.00%, 6/1/13	2,500	2,699
Clear Creek, TX Independent School District (PSFG)
4.50%, 2/15/20	2,000	2,000
5.65%, 2/15/19	1,000	1,102
Cleveland, OH Airport Special Revenue Bonds
5.50%, 12/1/08	750	705
Colorado E470 Public Highway Authority Revenue Bonds (MBIA)
Zero Coupon, 9/1/29	18,900	5,280
Colorado Educational & Cultural Facilities Authority Revenue Bonds (MBIA)
4.375%, 3/1/14	1,400	1,443
4.50%, 3/1/15	1,600	1,648
4.60%, 3/1/16	1,000	1,029
Colorado Health Facilities Authority Revenue Bonds
Zero Coupon, 7/15/20	1,000	481
Commerce, CA Energy Authority Revenue Bonds (MBIA)
5.25%, 7/1/09	1,355	1,462

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Cook County, IL School District General Obligation Bonds (MBIA)
Zero Coupon, 12/1/22	$4,125	$1,692
Corpus Christi, TX Business & Job Development Corp. (AMBAC)
4.875%, 9/1/20	2,745	2,818
5.00%, 9/1/21	1,590	1,663
Council Rock, PA School District General Obligation Bonds (MBIA)
5.00%, 11/15/19	1,285	1,346
Cranberry Township, PA General Obligation Bonds (FGIC)
4.80%, 12/1/18	1,310	1,348
Crandall, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 8/15/19-8/15/21	4,315	2,009
Crisp County Development Authority Revenue Bonds
5.55%, 2/1/15	200	211
Crowley TX Independent School District General Obligation Bonds (PSFG)
5.00%, 8/1/10-8/1/11	3,350	3,600
Crown Point, IN Multi-School Building Corp. Revenue Bonds (MBIA)
Zero Coupon, 1/15/24	5,200	1,989
Cypress-Fairbanks, TX Independent School District General Obligation Bonds (PSFG)
4.55%, 2/15/17	1,400	1,420
4.80%, 2/15/19	1,650	1,688
Dallas, TX Area Rapid Transit Sales Tax Revenue Bonds (FGIC)
4.80%, 12/1/20	2,800	2,861
4.90%, 12/1/21	1,800	1,847
Delaware County, PA Industrial Development Authority Revenue Bonds
6.50%, 1/1/08	200	211
Delta County, MI Economic Development Corp. Revenue Bonds
6.25%, 4/15/27	450	506
Denton, TX Utility System Revenue Bonds (AMBAC)
5.00%, 12/1/16	1,865	1,963
Detroit, MI City School District General Obligation Bonds (FGIC)
5.15%, 5/1/22	2,500	2,649
Director of the State of Nevada Department of Business & Industry Revenue Bonds
5.625%, 12/1/26	(h)1,100	1,191
Director of the State of Nevada Department of Business & Industry Revenue Bonds (AMBAC)
Zero Coupon, 1/1/21-1/1/23	3,845	1,659
District of Columbia, George Washington University Revenue Bonds (MBIA)
5.50%, 10/1/14	1,500	1,676
Dover, PA Area School District General Obligation Bonds (FGIC)
5.00%, 4/1/16	1,000	1,055
Eagle, IN — Union Middle School Building Revenue Bonds (AMBAC)
4.90%, 7/5/16	$1,000	$1,042
5.00%, 7/5/17	1,500	1,577
Eanes, TX Independent School District General Obligation Bonds (PSFG)
4.80%, 8/1/19	1,365	1,400
4.875%, 8/1/20	1,525	1,566
East Porter County, IN School Building Corp. Revenue Bonds (MBIA)
4.70%, 7/15/12	1,025	1,062
Edgewood, TX Independent School District (PSFG)
4.75%, 8/15/16	1,310	1,350
4.85%, 8/15/17	880	907
Edinburg, TX Consolidated Independent School District General Obligation Bonds (PSFG)
4.55%, 2/15/17	2,465	2,499
Elizabeth Forward, PA School District (MBIA)
Zero Coupon, 9/1/11	1,250	970
Essex County, NJ Utility Authority Revenue Bonds (FSA)
4.80%, 4/1/14	1,005	1,037
Everett, WA Water & Sewer Revenue Bonds (MBIA)
5.00%, 7/1/13-7/1/14	3,340	3,584
Fort Wayne, IN Hospital Authority Hospital Revenue Bonds (MBIA)
4.70%, 11/15/11	1,100	1,150
Frisco, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 8/15/20-8/15/22	6,260	2,786
Geneva, IL Industrial Development Revenue Bonds (FSA)
4.80%, 5/1/19	1,705	1,749
4.90%, 5/1/20	700	721
Georgetown County, SC Pollution Control Facility Revenue Bonds
5.125%, 2/1/12	725	763
Georgia State Housing & Financing Authority Revenue Bonds (FHA)
5.875%, 12/1/19	5	5
Gilliam County, OR Solid Waste Disposal Revenue Bonds
4.875%, 7/1/38	1,400	1,426
Girard Area, PA School District General Obligation Bonds (FGIC)
Zero Coupon, 10/1/18-10/1/19	950	500
Grand Prairie, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 2/15/14	2,240	1,515
Grapevine, TX Certificates of Obligation General Obligation Bonds (FGIC)
5.75%, 8/15/17	1,000	1,096
Hawaii State Certificate of Participation General Obligation Bonds (AMBAC)
4.80%, 5/1/12	1,275	1,329
Hillsborough County, FL, Industrial Development Authority Pollution Control Revenue Bonds
4.00%, 5/15/18	(h)1,625	1,636

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Houston, TX Water & Sewer System Revenue Bonds (FSA)
Zero Coupon, 12/1/25	$12,350	$4,368
Houston, TX General Obligation Bonds (MBIA)
5.00%, 3/1/12	3,400	3,658
Houston, TX Revenue Bonds (MBIA)
5.25%, 5/15/11	2,000	2,177
Illinois Development Finance Authority Revenue Bonds (FGIC)
Zero Coupon, 12/1/09	2,000	1,695
Illinois Development Finance Authority, Solid Waste Disposal Revenue Bonds
5.85%, 2/1/07	110	114
Illinois Educational Facilities Authority SAVRS Revenue Bonds (MBIA)
1.95%, 4/1/28	(h)5,600	5,600
Illinois Health Facilities Authority Revenue Bonds (MBIA)
5.00%, 11/15/12	1,000	1,052
Illinois Health Facilities Authority Revenue Bonds SAVRS (AMBAC)
1.98%, 9/16/24	(h)5,950	5,950
Indiana Port Commission Revenue Bonds
4.10%, 5/1/12	3,450	3,445
Indiana State University Revenue Bonds (AMBAC)
5.25%, 11/15/14	1,000	1,098
Indiana State University Revenue Bonds (FGIC)
5.20%, 10/1/12	1,640	1,757
Indiana Transportation Finance Authority Highway Revenue Bonds (AMBAC)
Zero Coupon, 12/1/16	1,695	986
Intermountain Power Agency, UT Power Supply Revenue Bonds
Zero Coupon, 7/1/17	1,750	963
Irving, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 2/15/13	1,945	1,387
Kane & De Kalb Counties, IL Community Unit School District General Obligation Bonds (AMBAC)
Zero Coupon, 12/1/09	725	615
Kent State University, OH Revenue Bonds SAVRS (MBIA)
2.65%, 5/1/32	(h)4,000	4,000
King County, WA General Obligation Bonds (MBIA)
5.00%, 12/1/19	1,075	1,124
Lake County, IL Community Consolidated School District General Obligation Bonds (FGIC)
Zero Coupon, 12/1/19-12/1/21	12,775	5,900
Lakeview, MI Public School District General Obligation Bonds
5.00%, 5/1/16	1,060	1,117
Lancaster, TX Independent School District General Obligation Bonds (FSA)
Zero Coupon, 2/15/09	1,795	1,568
Leander, TX Independent School District General Obligation Bonds (PSFG)
4.85%, 8/15/20	1,160	1,188
Long Island, NY Power Authority Electric System Revenue Bonds (FSA)
Zero Coupon, 6/1/16	$3,700	$2,291
Louisiana Public Facilities Authority (Our Lady Of Lourdes) Revenue Bonds (MBIA)
2.65%, 7/18/16	(h)4,000	4,000
Madison & Jersey Counties, IL Unit School District General Obligation Bonds (FSA)
Zero Coupon, 12/1/20	2,900	1,340
Maricopa County Arizona Pollution Control
2.90%, 6/1/35	1,600	1,555
4.00%, 1/1/38	(h)350	350
Maryland State Economic Development Corp. Revenue Bonds
7.50%, 12/1/14	350	369
Massachusetts State College Building Authority Project Revenue Bonds (XLCA)
5.375%, 5/1/15	1,635	1,815
Massachusetts State Development Financing Agency Resource Recovery Revenue Bonds
6.90%, 12/1/29	(h)250	276
Massachusetts State Development Financing Agency (Greater Boston YMCA) Revenue Bonds (FGIC)
1.98%, 10/1/33	(h)3,600	3,600
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (AMBAC)
4.80%, 7/1/12	1,665	1,731
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (MBIA)
2.00%, 10/1/22	(h)5,950	5,950
Massachusetts State Water Reserve Authority Revenue Bonds, SAVRS (AMBAC)
1.96%, 4/1/29	(h)3,950	3,950
Maury County, TN Industrial Development Board Solid Waste Disposal Revenue Bonds
6.30%, 8/1/18	1,075	1,152
McKinney, TX Independent School District General Obligation Bonds (PSFG)
4.75%, 2/15/20	1,155	1,176
Memphis-Shelby County, TN Airport Authority Special Facilities Revenue Bonds, Federal Express Corp.
5.00%, 9/1/09	850	909
Metropolitan Pier & Exposition Authority, IL Dedicated State Tax Revenue Bonds (MBIA)
Zero Coupon, 6/15/20-12/15/23	5,175	2,336
Michigan City, IN Area-Wide School Building Corp. Revenue Bonds (FGIC)
Zero Coupon, 1/15/17-1/15/20	6,750	3,602
Michigan State Building Authority Revenue Bonds (MBIA)
5.25%, 10/1/10-10/1/11	3,000	3,276
Midland, TX Independent School District General Obligation Bonds (FGIC)
5.95%, 3/1/18	1,225	1,348

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Midland, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 8/15/06	$750	$722
Milwaukee, WI Sewer Revenue Bonds (AMBAC)
4.875%, 6/1/19	2,070	2,131
5.00%, 6/1/20	1,170	1,222
Montana State Health Facilities Authority Revenue Bonds (AMBAC)
2.00%, 2/15/17	(h)3,150	3,150
Montour, PA School District General Obligation Bonds (MBIA)
Zero Coupon, 1/1/13	300	216
Morton Grove, IL General Obligation Bonds (FGIC)
4.50%, 12/1/13	1,480	1,508
Nassau County, NY Improvement Bonds General Obligation Bonds (FSA)
6.00%, 3/1/17	1,275	1,421
Nevada Housing Division Revenue Bonds (FHA)
5.30%, 4/1/28	170	172
New Hampshire Health & Education Facilities Authority Revenue Bonds (XLCA)
2.65%, 7/1/35	(h)3,000	3,000
New Jersey Economic Development Authority Revenue Bonds
Zero Coupon, 4/1/12	625	474
New Orleans, LA Audubon Commission General Obligation Bonds (FSA)
5.00%, 10/1/13	1,695	1,834
New York City, NY Industrial Development Agency Revenue Bonds (FSA)
6.00%, 11/1/15	1,715	1,774
New York State Dormitory Authority Revenue Bonds (FSA)
5.10%, 2/15/11	2,075	2,201
Noblesville, IN High School Building Corp. Revenue Bonds (AMBAC)
Zero Coupon, 2/15/19	1,850	940
North Carolina Municipal Power Agency, Electric Revenue Bonds
6.625%, 1/1/10	850	958
North Harris, TX Montgomery Community College District General Obligation Bonds (FGIC)
4.90%, 2/15/21	1,825	1,869
North Side, IN High School Building Corp. Revenue Bonds (FSA)
5.25%, 7/15/13	2,910	3,185
North Slope Borough, AK General Obligation Bonds (MBIA)
Zero Coupon, 6/30/12	2,900	2,149
Northside, TX Independent School District General Obligation Bonds (PSFG)
4.90%, 8/1/21	1,850	1,891
Ohio State Solid Waste Revenue Bonds
4.25%, 4/1/33	(h)700	677
Okemos, MI Public School District General Obligation Bonds (MBIA)
Zero Coupon, 5/1/15	$900	$577
Orange County, FL Health Facilities Authority Revenue Bonds (MBIA)
2.45%, 10/15/26	(h)5,000	5,000
Orange County, FL Housing & Finance Authority Single Family Mortgage Revenue Bonds
5.10%, 9/1/27	30	30
Ouachita Parish, LA West Ouachita Parish School District Revenue Bonds (MBIA)
4.70%, 9/1/14	1,020	1,063
Pearland, TX Independent School District General Obligation Bonds (PSFG)
4.875%, 2/15/19	1,425	1,464
4.90%, 2/15/20	1,505	1,546
Penn Hills Municipality, PA General Obligation Bonds
Zero Coupon, 6/1/12-12/1/13	2,115	1,487
Pennsylvania Convention Center Authority Revenue Bonds (FGIC)
6.70%, 9/1/16	500	596
Pennsylvania Housing & Finance Authority Revenue Bonds
5.35%, 10/1/08	20	20
Pennsylvania State Financing Authority School Revenue Bonds, Aliquippa School District
Zero Coupon, 6/1/12	685	493
Pennsylvania State Public School Building Authority, Marple Newtown School District Project Revenue Bonds (MBIA)
4.60%, 3/1/15	1,065	1,093
4.70%, 3/1/16	715	734
Philadelphia, PA Authority For Industrial Development Revenue Bonds (AMBAC)
2.00%, 7/1/29	(h)4,000	4,000
Philadelphia, PA Authority For Industrial Development Special Facilities Revenue Bonds, Doubletree Hotel
6.50%, 10/1/27	(h)320	329
Philadelphia, PA Hospital Authority Revenue Bonds
10.875%, 7/1/08	70	71
Philadelphia, PA Hospitals & Higher Education Facilities Authority Revenue Bonds
6.15%, 7/1/05	50	50
Piedmont, SC Municipal Power Agency Revenue Bonds (AMBAC)
Zero Coupon, 1/1/31-1/1/32	22,300	5,509
Pittsburgh, PA Stadium Authority Lease Revenue Bonds
6.50%, 4/1/11	150	164
Port Authority, NY & NJ Special Obligation Revenue Bonds
7.00%, 10/1/07	300	316

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Richardson, TX Hotel Occupancy Certificates of Obligation General Obligation Bonds (FGIC)
5.75%, 2/15/17	$1,405	$1,528
Richland County, SC Revenue Bonds
6.10%, 4/1/23	725	773
Rio Grande City, TX Consolidated Independent School District General Obligation Bonds (PSFG)
4.45%, 8/15/20	1,245	1,239
Riverside, CA Electric Revenue Bonds (MBIA)
5.00%, 10/1/11-10/1/12	3,380	3,697
Robinson Township, PA Municipal Authority Revenue Bonds
6.90%, 5/15/18	100	114
Rockport, IN Pollution Control Revenue Bonds SAVRS
4.90%, 6/1/25	(h)455	468
Saginaw Valley State University, MI Revenue Bonds SAVRS (MBIA)
1.85%, 7/1/31	(h)4,500	4,500
Saginaw, MI Hospital Financing Authority Revenue Bonds (MBIA)
5.375%, 7/1/19	1,265	1,345
Sam Rayburn, TX Municipal Power Agency Revenue Bonds
6.00%, 10/1/21	650	694
San Antonio County, TX Parking System Revenue Bonds (AMBAC)
5.50%, 8/15/17	700	754
Sanger, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 2/15/19-2/15/22	4,265	1,974
Santa Ana, CA Unified School District General Obligation Bonds (FGIC)
Zero Coupon, 8/1/19-8/1/20	5,475	2,676
Savannah, GA Economic Development Authority Revenue Bonds
7.40%, 4/1/26	310	310
Scranton-Lackawanna, PA Health & Welfare Authority Revenue Bonds
6.625%, 7/1/09	70	75
Seattle, WA Refunding & Public Improvement General Obligation Bonds
4.60%, 12/1/21	2,500	2,521
Snohomish County Wash School District N General Obligation Bonds (FGIC)
5.00%, 12/1/16-12/1/17	8,100	8,824
Southeastern Area Schools, PA Revenue Bonds
Zero Coupon, 10/1/06	590	562
Spring, TX Independent School District General Obligation Bonds (PSFG)
5.00%, 8/15/19	1,760	1,833
Steel Valley, PA School District, Allegheny County General Obligation Bonds
Zero Coupon, 11/1/11-11/1/17	1,820	1,213
Stroudsburg, PA Area District School General Obligation Bonds (FSA)
4.90%, 4/1/20	$1,110	$1,145
Texas State Turnpike Authority Revenue Bonds (AMBAC)
Zero Coupon, 8/15/18	5,700	3,003
Thurston & Pierce Counties Community Schools, WA General Obligation Bonds (FSA)
3.95%, 12/1/14	1,735	1,722
Tobacco Settlement Authority of Washington, Asset Backed Revenue Bonds
6.50%, 6/1/26	970	1,010
Tobacco Settlement Financing Corp., LA, Asset Backed Revenue Bonds
5.50%, 5/15/30	1,350	1,318
Tobacco Settlement Financing Corp., NJ, Asset Backed Revenue Bonds
4.375%, 6/1/19	1,000	999
Tobacco Settlement Financing Corp., RI, Asset Backed Revenue Bonds
6.00%, 6/1/23	1,575	1,590
Toledo-Lucas County, OH Port Authority Revenue Bonds
6.45%, 12/15/21	900	1,014
Tomball, TX Independent School District General Obligation Bonds (PSFG)
4.75%, 2/15/15	1,205	1,246
University of Arkansas Revenue Bonds (FSA)
4.90%, 12/1/19	2,315	2,486
University of Massachusetts Building Authority Revenue Bonds (AMBAC)
5.25%, 11/1/11	2,100	2,300
University of North Texas Board of Regents Revenue Bonds (FGIC)
4.875%, 4/15/20	2,250	2,306
University of Southern Indiana, IN Revenue Bonds (AMBAC)
5.00%, 10/1/09	1,095	1,171
Upper Darby Township, PA General Obligation Bonds (AMBAC)
Zero Coupon, 7/15/11	525	410
Utah County, UT Environmental Improvement Revenue Bonds
5.05%, 11/1/17	170	184
Utah State Water Finance Agency Revenue Bonds (AMBAC)
4.625%, 10/1/20	2,500	2,524
Valparaiso, IN Middle Schools Building Corp. Revenue Bonds (MBIA)
4.50%, 7/15/18	1,370	1,380
4.60%, 7/15/19	1,630	1,647
Vancouver, WA Water & Sewer Revenue Bonds (MBIA)
4.60%, 6/1/13	1,000	1,021

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Vermont Educational & Health Buildings Funding Agency SAVRS Revenue Bonds (FGIC)
1.90%, 9/12/13	$ (h)1,550	$1,550
Virginia State Peninsula Regional Jail Authority Revenue Bonds (MBIA)
5.00%, 10/1/12-10/1/13	2,705	2,907
Waco, TX Educational Finance Corp. Revenue Bonds SAVRS (XLCA)
2.00%, 2/1/32	(h)5,800	5,800
Wake County Industrial Facilities & Pollution Control Financing Authority, NC Revenue Bonds (AMBAC)
2.30%, 5/1/24	(h)3,700	3,700
Warren, MI Consolidated School District General Obligation Bonds
4.15%, 5/1/14	1,000	1,010
4.25%, 5/1/15	1,440	1,450
Washington State Health Care Facilities (Fred Hutchinson) Revenue Bonds SAVRS (AMBAC)
2.10%, 1/1/33	(h)5,550	5,550
Washington State Health Care Facilities Authority Revenue Bonds (AMBAC)
5.125%, 11/15/11	1,000	1,065
Washington State Health Care Facilities Authority Revenue Bonds (FSA)
4.70%, 10/1/11	1,075	1,116
Washington State Motor Vehicle Fuel Facilities General Obligation Bonds (AMBAC)
Zero Coupon, 6/1/14-6/1/16	8,160	5,196
Washington State Recreational Facilities General Obligation Bonds (FGIC)
Zero Coupon, 1/1/17	6,900	3,966
Washoe County, NV General Obligation Bonds (FSA)
Zero Coupon, 7/1/18	4,235	2,241
Wayne State University, MI Revenue Bonds SAVRS (AMBAC)
2.25%, 11/15/32	(h)5,550	5,550
West Ottawa, MI Public School District General Obligation Bonds
5.00%, 5/1/21	1,680	1,751
West Virginia University Revenue Bonds (AMBAC)
Zero Coupon, 4/1/22-4/1/24	2,000	810
2.65%, 11/15/32	(h)3,600	3,600
Winnebago County, IL School District General Obligation Bonds (FSA)
Zero Coupon, 1/1/14	3,600	2,443
Wisconsin Housing & Economic Development Authority Home Ownership Revenue Bonds
5.125%, 9/1/26	380	381
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (AMBAC)
5.625%, 2/15/12	1,000	1,107
York County, PA Hospital Authority Revenue Bonds SAVRS (AMBAC)
2.65%, 7/1/21	$ (h)3,850	$3,850
Ypsilanti, MI School District General Obligation Bonds (FGIC)
4.70%, 5/1/12	1,115	1,157
		421,148
Collateralized Mortgage Obligations — Agency Collateral Series (0.6%)
Federal Home Loan Mortgage Corporation
IO
6.50%, 3/15/33	1,057	206
IO PAC
6.00%, 4/15/32	2,687	353
Federal National Mortgage Association
Inv Fl IO
5.25%, 12/25/29	208	8
6.15%, 3/25/23	1,072	103
IO
6.00%, 5/25/33	(h)2,456	504
6.00%, 6/25/33	2,472	500
6.50%, 7/1/31-5/25/33	2,823	545
7.00%, 3/1/32-4/25/33	1,355	273
8.00%, 5/1/30-6/1/30	430	91
Government National Mortgage Association
Inv Fl IO
5.13%, 12/16/25	705	53
5.18%, 5/16/32	534	37
5.73%, 4/16/19-12/16/29	1,443	136
		2,809
Industrials (1.5%)
Abitibi-Consolidated, Inc.
8.55%, 8/1/10	600	612
8.85%, 8/1/30	905	853
AT&T Corp.
9.75%, 11/15/31	700	857
Bowater Canada Finance Corp.
7.95%, 11/15/11	1,135	1,183
FMC Corp.
10.25%, 11/1/09	65	73
General Motors Corp.
8.375%, 7/15/33	510	437
Hilton Hotels Corp.
7.625%, 12/1/12	290	332
Hyatt Equities LLC
6.875%, 6/15/07	(e)360	372
Rogers Wireless Communications, Inc.
7.25%, 12/15/12	120	123
Smithfield Foods, Inc.
7.75%, 5/15/13	90	96
8.00%, 10/15/09	380	405
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 5/1/07	100	104
7.875%, 5/1/12	245	269

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
Tenet Healthcare Corp.
7.375%, 2/1/13	$625	$592
Xerox Corp.
7.125%, 6/15/10	315	327
		6,635
U.S. Treasury Securities (10.7%)
U.S. Treasury Strips
IO
4.97%, 2/15/21	74,500	34,180
5.00%, 5/15/22	21,400	9,183
5.03%, 2/15/22	7,550	3,286
		46,649
Utilities (0.3%)
Nevada Power Co.
9.00%, 8/15/13	320	361
PSEG Energy Holdings LLC
7.75%, 4/16/07	645	666
Texas-New Mexico Power Co.
6.25%, 1/15/09	295	307
		1,334
Total Fixed Income Securities (Cost $462,798)		478,575

	Shares
Short-Term Investments (4.5%)
Money Market Fund (3.1%)
Dreyfus Basic Municipal Money Market Fund	13,658,590	13,658

	Face
	Amount
	(000)
Repurchase Agreement (1.2%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $5,088	$ (f)5,088	5,088
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills
2.85%, 7/14/05	(j)650	645
Total Short-Term Investments (Cost $19,391)		19,391
Total Investments (114.0%) (Cost $482,189)		497,966
Liabilities in Excess of Other Assets (-14.0%)		(60,968)
Net Assets (100%)		$436,998

(e)                                                          144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)                                                            Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)                                                         Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2005.

(j)                                                             All or a portion of the security was pledged to cover margin requirements for futures contracts.

Inv Fl                                         Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2005.

IO                                                           Interest Only

PAC                                               Planned Amortization Class AMBAC Ambac Assurance Corporation

FGIC                                             Financial Guaranty Insurance Company

FHA                                              Federal Housing Administration

FSA                                                Financial Security Assurance Inc.

MBIA                                      MBIA Insurance Corporation

PSFG                                           Permanent School Fund Guaranteed

SAVRS                                Semi-Annual Variable Rate Security

XLCA                                      XL Capital Assurance

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)

Long:
U.S. Treasury 10 yr. Note	237	$25,896	Jun-05	$118
U.S. Treasury Long Bond	321	35,751	Jun-05	(257)
Short:
U.S. Treasury 2 yr. Note	442	91,446	Jun-05	320
U.S. Treasury 5 yr. Note	3	321	Jun-05	2
				$183

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the portfolio’s holding by the investment type, as a percentage of total investments.

*                                         Investment types which do not appear in the top 10 investment types, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments

Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (33.9%)
Agency Adjustable Rate Mortgages (0.5%)
Government National Mortgage Association, Adjustable Rate Mortgages:
3.375%, 2/20/25-1/20/28	$924	$939
4.125%, 11/20/25-12/20/27	241	246
		1,185
Agency Fixed Rate Mortgages (7.3%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
10.00%, 9/1/17	59	64
10.50%, 8/1/19-12/1/19	124	141
11.00%, 5/1/20-9/1/20	66	73
12.00%, 3/1/15	45	51
Gold Pools:
7.50%, 8/1/20-11/1/32	1,005	1,076
8.00%, 2/1/21-8/1/31	637	686
9.50%, 12/1/22	63	69
10.00%, 12/1/19	100	113
April TBA
5.00%, 4/1/20	(i)900	900
5.50%, 4/1/20	(i)2,300	2,347
6.00%, 4/1/35	(i)1,550	1,586
Federal National Mortgage Association, Conventional Pools:
6.50%, 9/1/31-1/1/33	2,502	2,603
7.00%, 3/1/18-12/1/31	43	45
7.50%, 10/1/29-6/1/32	1,369	1,465
8.00%, 2/1/30-4/1/32	901	970
8.50%, 6/1/30-12/1/30	689	751
9.50%, 11/1/20-4/1/30	521	578
10.00%, 1/1/10-1/1/20	68	77
10.50%, 12/1/16-4/1/22	350	389
11.50%, 11/1/19	6	6
12.50%, 9/1/15	26	29
April TBA
5.00%, 4/1/20	(i)700	700
May TBA
4.50%, 5/1/20	(i)1,700	1,659
5.00%, 5/1/20	(i)575	573
Government National Mortgage Association, Various Pools:
9.50%, 10/15/18-11/15/21	164	181
10.00%, 11/15/09-12/15/21	528	595
10.50%, 2/15/20-12/15/20	90	102
11.00%, 1/15/19	103	114
		17,943
Asset Backed Corporates (5.3%)
American Express Credit Account Master Trust
2.92%, 12/15/09	(h)550	552
Asset Backed Funding Certificates
2.98%, 6/25/22	(h)157	157
3.04%, 6/25/25	(h)178	178
Bear Stearns Asset Backed Securities, Inc.
3.05%, 9/25/34	$ (h)312	$313
Capital Auto Receivables Asset Trust
2.89%, 1/15/08	(h)300	300
3.35%, 2/15/08	250	247
Carrington Mortgage Loan Trust
2.98%, 1/25/35	(h)391	391
Centex Home Equity
2.92%, 3/25/35	(h)325	325
Citibank Credit Card Issuance Trust
6.90%, 10/15/07	900	917
Equifirst Mortgage Loan Trust
2.89%, 4/25/35	(h)275	275
GE Capital Credit Card Master Note Trust
2.85%, 9/15/10	(h)350	350
GE Dealer Floorplan Master Note Trust
2.90%, 7/20/08	(h)300	300
GSAMP Trust
2.97%, 2/25/35	(h)240	240
Harley-Davidson Motorcycle Trust
1.56%, 5/15/07	24	24
2.18%, 1/15/09	349	346
Honda Auto Receivables Owner Trust
2.52%, 2/15/07	480	478
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2.99%, 4/16/19	(e)(h)347	348
Long Beach Mortgage Loan Trust
2.93%, 4/25/35	(h)500	500
MBNA Credit Card Master Note Trust
2.95%, 2/16/10	(h)500	502
MBNA Master Credit Card Trust USA
7.80%, 10/15/12	900	1,033
Merrill Lynch Mortgage Investors, Inc.
2.95%, 9/25/35	(h)364	364
3.05%, 8/25/35	(h)398	399
New Century Home Equity Loan Trust
2.99%, 2/25/35	(h)314	315
Residential Asset Mortgage Products, Inc.
2.96%, 1/25/35	(h)312	312
Residential Asset Securities Corp.
3.02%, 7/25/21	(h)145	145
Residential Funding Mortgage Securities II
3.00%, 2/25/13	(h)99	99
Saxon Asset Securities Trust
2.96%, 5/25/35	(h)238	238
SLM Student Loan Trust
2.72%, 10/25/12	(h)600	600
2.74%, 1/25/13	(h)300	301
Specialty Underwriting & Residential Finance
2.856%, 12/25/35	(h)350	350
Structured Asset Investment Loan Trust
2.95%, 4/25/34	(h)227	227

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
Terwin Mortgage Trust
3.24%, 11/25/35	$ (h)379	$380
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	100	100
USAA Auto Owner Trust
2.41%, 2/15/07	200	199
Wachovia Auto Owner Trust
2.40%, 5/21/07	350	349
2.49%, 4/20/07	400	399
World Omni Auto Receivables Trust
2.58%, 7/12/07	372	371
		12,924
Collateralized Mortgage Obligations — Agency Collateral Series (0.3%)
Federal Home Loan Mortgage Corporation
Inv Fl IO
5.74%, 10/15/29	145	7
33.188%, 11/15/07	17	4
Inv Fl IO PAC
6.788%, 3/15/08	104	6
7.067%, 2/15/08	189	8
IO
5.00%, 6/15/17	451	54
6.50%, 3/15/33	295	57
7.50%, 12/1/29	216	42
8.00%, 1/1/28-6/1/31	63	14
Federal National Mortgage Association
Inv Fl IO
4.72%, 2/17/31	716	54
5.766%, 3/18/30	124	6
5.933%, 10/25/07	300	10
IO
5.00%, 2/25/15	618	39
5.50%, 6/25/26	693	38
6.00%, 8/25/32	95	12
6.50%, 7/1/31-5/25/33	376	72
7.00%, 4/25/33	215	43
8.00%, 4/1/24-8/1/31	961	202
9.00%, 11/1/26	80	16
Government National Mortgage Association
Inv Fl IO
5.18%, 4/16/29	497	32
5.78%, 8/16/29	286	22
		738
Federal Agency (0.3%)
Federal Home Loan Mortgage Corporation
5.125%, 11/7/13	800	801
Finance (1.7%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)265	285
American General Finance Corp.
4.625%, 5/15/09-9/1/10	80	80
AXA Financial, Inc.
6.50%, 4/1/08	35	37
CIT Group, Inc.
3.65%, 11/23/07	$80	$78
Citigroup, Inc.
5.625%, 8/27/12	160	166
6.00%, 2/21/12	110	117
Countrywide Home Loans, Inc.
3.25%, 5/21/08	150	144
EOP Operating LP
4.75%, 3/15/14	20	19
6.763%, 6/15/07	20	21
7.50%, 4/19/29	80	92
Farmers Insurance Exchange
8.625%, 5/1/24	(e)290	352
General Electric Capital Corp.
4.25%, 12/1/10	(c)80	78
6.75%, 3/15/32	120	139
Goldman Sachs Group, Inc.
5.25%, 10/15/13	25	25
6.875%, 1/15/11	250	273
Hartford Financial Services Group, Inc.
2.375%, 6/1/06	25	24
HSBC Finance Corp.
5.875%, 2/1/09	315	328
JPMorgan Chase & Co.
7.00%, 11/15/09	255	278
M&I Marshall & Ilsley Bank
3.80%, 2/8/08	190	187
Mantis Reef Ltd.
4.692%, 11/14/08	(e)200	198
Marsh & McClennan Cos., Inc.
5.875%, 8/1/33	200	183
MBNA Corp.
6.125%, 3/1/13	170	179
Nationwide Building Society
4.25%, 2/1/10	(e)90	88
Reckson Operating Partnership LP
5.15%, 1/15/11	75	75
Rouse Co. (The)
3.625%, 3/15/09	45	42
5.375%, 11/26/13	25	24
SLM Corp.
4.00%, 1/15/10	120	116
Two-Rock Pass Through Trust
3.714%, 12/31/49	(e)(h)100	100
Washington Mutual, Inc.
8.25%, 4/1/10	155	176
World Financial Properties
6.91%, 9/1/13	(e)310	333
		4,237
Industrials (3.3%)
Abitibi-Consolidated, Inc.
8.55%, 8/1/10	(c)95	97
8.85%, 8/1/30	185	174

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
Aetna, Inc.
7.875%, 3/1/11	$200	$230
Altria Group, Inc.
7.00%, 11/4/13	85	91
7.75%, 1/15/27	45	52
Amerada Hess Corp.
7.875%, 10/1/29	165	198
AT&T Corp.
9.75%, 11/15/31	75	92
AutoNation, Inc.
9.00%, 8/1/08	40	44
Bowater Canada Finance Corp.
7.95%, 11/15/11	210	219
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21	65	63
Caterpillar Financial Services Corp.
2.92%, 8/20/07	(h)150	150
3.625%, 11/15/07	30	30
Clear Channel Communications, Inc.
7.65%, 9/15/10	65	71
Clorox Co.
3.125%, 12/14/07	(e)(h)125	125
Comcast Corp.
6.50%, 1/15/15	35	38
Consumers Energy Co.
4.00%, 5/15/10	50	48
4.80%, 2/17/09	80	80
5.375%, 4/15/13	25	25
Continental Airlines, Inc.
6.648%, 9/15/17	(c)303	287
COX Communications, Inc.
4.625%, 1/15/10	(e)100	97
CSX Corp.
2.75%, 2/15/06	55	54
9.00%, 8/15/06	35	37
DaimlerChrysler N.A. Holding Corp.
8.50%, 1/18/31	85	103
Deutsche Telekom International Finance BV
8.75%, 6/15/30	115	151
Echostar DBS Corp.
6.375%, 10/1/11	115	113
FedEx Corp.
2.65%, 4/1/07	75	73
Fisher Scientific International, Inc.
6.75%, 8/15/14	(e)75	77
FMC Corp.
10.25%, 11/1/09	25	28
Ford Motor Co.
6.625%, 10/1/28	55	46
Ford Motor Credit Co.
7.25%, 10/25/11	75	74
7.375%, 10/28/09	90	91
France Telecom S.A.
7.00%, 12/23/09	$50	$75
7.25%, 1/28/13	70	110
General Motors Acceptance Corp.
4.50%, 7/15/06	(c)70	68
6.875%, 9/15/11	265	240
8.00%, 11/1/31	115	100
General Motors Corp.
8.375%, 7/15/33	(c)315	270
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(b)(d)320	@—
HCA, Inc.
6.30%, 10/1/12	15	15
7.875%, 2/1/11	70	76
9.00%, 12/15/14	105	123
Health Net, Inc.
9.875%, 4/15/11	155	185
Historic TW, Inc.
6.625%, 5/15/29	115	121
Hutchison Whampoa International Ltd.
6.50%, 2/13/13	(e)140	148
Hyatt Equities LLC
6.875%, 6/15/07	(e)125	129
ICI Wilmington, Inc.
4.375%, 12/1/08	65	64
Interpublic Group of Companies, Inc.
5.40%, 11/15/09	(c)85	82
Iron Mountain, Inc.
6.625%, 1/1/16	30	28
7.75%, 1/15/15	90	89
Kerr-McGee Corp.
5.875%, 9/15/06	35	36
Kraft Foods, Inc.
5.625%, 11/1/11	100	104
Lenfest Communications, Inc.
7.625%, 2/15/08	180	193
MGM Mirage
6.75%, 9/1/12	55	56
8.50%, 9/15/10	(c)140	154
Miller Brewing Co.
4.25%, 8/15/08	(e)110	109
Mohawk Industries, Inc.
7.20%, 4/15/12	80	89
New Cingular Wireless Services, Inc.
8.75%, 3/1/31	55	73
News America Holdings
7.75%, 2/1/24	165	192
Norfolk Southern Corp.
7.35%, 5/15/07	50	53
Northrop Grumman Corp.
4.079%, 11/16/06	80	80
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	25	24

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
Pemex Project Funding Master Trust
9.125%, 10/13/10	$ (c)95	$110
Plains Exploration & Production Co.
7.125%, 6/15/14	(c)25	26
Raytheon Co.
8.30%, 3/1/10	60	69
Rogers Wireless Communications, Inc.
7.25%, 12/15/12	25	26
Sappi Papier Holding AG
6.75%, 6/15/12	(e)70	76
Sealed Air Corp.
5.625%, 7/15/13	(e)115	117
Smithfield Foods, Inc.
7.75%, 5/15/13	25	27
8.00%, 10/15/09	110	117
Sprint Capital Corp.
8.375%, 3/15/12	75	88
8.75%, 3/15/32	15	20
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12	130	143
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(e)176	190
Telecom Italia Finance N.V.
5.875%, 1/24/08	50	70
7.25%, 4/24/12	50	78
Tenet Healthcare Corp.
6.875%, 11/15/31	60	48
7.375%, 2/1/13	30	28
Time Warner Cos., Inc.
7.57%, 2/1/24	95	110
Tyco International Group S.A.
5.80%, 8/1/06	20	20
Union Pacific Corp.
6.65%, 1/15/11	45	49
6.79%, 11/9/07	35	37
WellPoint, Inc.
3.75%, 12/14/07	(e)30	29
6.80%, 8/1/12	50	56
Weyerhaeuser Co.
6.00%, 8/1/06	65	67
WPP Finance UK Corp.
5.875%, 6/15/14	(e)75	78
Xerox Corp.
6.875%, 8/15/11	60	61
7.125%, 6/15/10	(c)115	119
		8,003
Mortgages — Other (0.2%)
American Housing Trust
9.125%, 4/25/21	8	8
Countrywide Alternative Loan Trust
3.04%, 7/25/34	(h)95	95
Federal National Mortgage Association PAC
8.50%, 9/25/20	28	31
First Federal Savings & Loan Association
8.75%, 6/1/06	$ (d)@—	$ @—
Ryland Acceptance Corp. IV
6.65%, 7/1/11	12	12
Thornburg Mortgage Securities Trust
3.00%, 6/25/44	(h)139	139
Washington Mutual, Inc.
2.948%, 7/25/44	(h)139	139
		424
Sovereign (0.3%)
Russian Federation
5.00%, 3/31/30	(e)(g)195	201
United Mexican States
8.00%, 9/24/22	30	34
8.30%, 8/15/31	(c)125	144
8.375%, 1/14/11	(c)390	445
		824
U.S. Treasury Securities (13.9%)
U.S. Treasury Bonds
6.125%, 8/15/29	(c)125	147
6.25%, 5/15/30	(c)550	661
6.375%, 8/15/27	550	661
8.125%, 8/15/19	(c)2,100	2,826
U.S. Treasury Notes
3.50%, 11/15/06	(c)1,900	1,895
3.625%, 5/15/13	(c)1,250	1,187
3.875%, 2/15/13	(c)2,200	2,124
4.25%, 8/15/13	(c)175	173
5.625%, 5/15/08	(c)1,650	1,730
U.S. Treasury Strips
IO
4.78%, 5/15/16	500	296
4.82%, 2/15/17	(c)750	426
4.91%, 8/15/18	375	196
4.94%, 2/15/19	2,750	1,397
4.95%, 5/15/19	(c)1,000	501
4.96%, 8/15/19	5,450	2,695
4.97%, 11/15/19-2/15/21	(c)4,900	2,256
4.99%, 2/15/20-5/15/20	6,510	3,113
5.00%, 8/15/20-5/15/22	4,050	1,750
5.02%, 5/15/21	8,670	3,898
5.03%, 11/15/21-8/15/22	(c)4,550	1,968
5.05%, 11/15/22-2/15/23	1,325	546
5.06%, 11/15/23	750	296
PO
5/15/21-2/15/27	(c)8,325	3,347
		34,089
Utilities (0.8%)
Arizona Public Service Co.
5.80%, 6/30/14	115	121
CenterPoint Energy Resources Corp.
7.75%, 2/15/11	65	74

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)
Utilities (cont’d)
Cincinnati Gas & Electric Co.
5.70%, 9/15/12	$70	$73
Consolidated Natural Gas Co.
5.00%, 12/1/14	100	98
6.25%, 11/1/11	70	75
Detroit Edison Co.
4.80%, 2/15/15	(e)95	92
6.125%, 10/1/10	15	16
Entergy Gulf States, Inc.
3.31%, 12/1/09	(h)75	75
3.60%, 6/1/08	45	44
Exelon Corp.
6.75%, 5/1/11	65	71
Monongahela Power Co.
5.00%, 10/1/06	60	61
Nevada Power Co.
9.00%, 8/15/13	70	79
NiSource Finance Corp.
3.43%, 11/23/09	(h)85	85
7.625%, 11/15/05	70	71
Northwest Pipeline Corp.
8.125%, 3/1/10	25	27
Ohio Edison Co.
5.45%, 5/1/15	135	135
Pacific Gas & Electric Co.
6.05%, 3/1/34	120	124
PSEG Energy Holdings LLC
7.75%, 4/16/07	55	57
8.625%, 2/15/08	65	69
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	(c)(e)145	167
Reliant Resources, Inc.
6.75%, 12/15/14	75	70
Sempra Energy
4.621%, 5/17/07	25	25
Southern California Edison Co.
5.00%, 1/15/14	20	20
Texas Eastern Transmission LP
7.00%, 7/15/32	70	81
Texas-New Mexico Power Co.
6.25%, 1/15/09	65	68
TXU Corp.
6.375%, 6/15/06	45	46
TXU Energy Co. LLC
7.00%, 3/15/13	30	33
Wisconsin Electric Power Co.
3.50%, 12/1/07	30	29
		1,986
Total Fixed Income Securities (Cost $84,013)		83,154

		Value
	Shares	(000)
Common Stocks (57.4%)
Automobiles & Components (0.3%)
Delphi Corp.	50	$ @—
Ford Motor Co.	100	1
Honda Motor Co., Ltd. ADR	29,540	740
		741
Banks (2.1%)
AmSouth Bancorp.	2,880	75
Bank of America Corp.	20,814	918
BB&T Corp.	1,150	45
Comerica, Inc.	4,840	267
Countrywide Financial Corp.	1,730	56
Fannie Mae	3,100	169
Fifth Third Bancorp.	2,510	108
Freddie Mac	18,070	1,142
Golden West Financial Corp.	1,340	81
KeyCorp.	540	17
Marshall & Ilsley Corp.	1,470	61
MGIC Investment Corp.	1,325	82
National City Corp.	2,520	84
PNC Financial Services Group, Inc.	7,800	402
Regions Financial Corp.	3,774	122
SunTrust Banks, Inc.	1,110	80
Synovus Financial Corp.	2,220	62
U.S. Bancorp	13,990	403
Wachovia Corp.	7,569	385
Washington Mutual, Inc.	4,610	182
Wells Fargo & Co.	6,470	387
		5,128
Capital Goods (5.6%)
3M Co.	8,700	746
American Standard Cos., Inc.	3,350	156
Boeing Co.	10,250	599
Caterpillar, Inc.	4,000	366
Cooper Industries Ltd., Class A	1,350	97
Danaher Corp.	3,500	187
Deere & Co.	3,050	205
Dover Corp.	3,550	134
Eaton Corp.	2,100	137
Emerson Electric Co.	4,850	315
General Dynamics Corp.	2,200	236
General Electric Co.	144,950	5,227
Honeywell International, Inc.	10,300	383
Illinois Tool Works, Inc.	3,700	331
Ingersoll-Rand Co., Ltd., Class A	6,020	479
ITT Industries, Inc.	950	86
Lockheed Martin Corp.	5,050	308
Masco Corp.	5,150	179
Northrop Grumman Corp.	11,490	620
Paccar, Inc.	2,325	168
Parker Hannifin Corp.	5,730	349
Raytheon Co.	14,740	570
Rockwell Automation, Inc.	2,300	130
Rockwell Collins, Inc.	2,000	95
Textron, Inc.	1,450	108

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

		Value
	Shares	(000)
Capital Goods (cont’d)
Tyco International Ltd.	24,100	$815
United Technologies Corp.	5,950	605
W.W. Grainger, Inc.	1,250	78
		13,709
Commercial Services & Supplies (0.7%)
Apollo Group, Inc., Class A	(a)12,200	904
Avery Dennison Corp.	50	3
Cendant Corp.	500	10
ChoicePoint, Inc.	(a)5,700	229
Cintas Corp.	100	4
Corporate Executive Board Co.	4,700	301
Donnelley (R.R) & Sons Co.	100	3
Equifax, Inc.	9,140	280
H&R Block, Inc.	100	5
PHH Corp.	(a)55	1
Pitney Bowes, Inc.	150	7
Robert Half International, Inc.	150	4
Waste Management, Inc.	250	7
		1,758
Consumer Durables & Apparel (0.8%)
Black & Decker Corp.	900	71
Brunswick Corp.	1,100	52
Centex Corp.	1,300	74
Coach, Inc.	(a)6,400	362
Eastman Kodak Co.	3,000	98
Fortune Brands, Inc.	1,600	129
Jones Apparel Group, Inc.	1,400	47
KB Home	500	59
Leggett & Platt, Inc.	2,100	61
Liz Claiborne, Inc.	1,600	64
Mattel, Inc.	4,500	96
Newell Rubbermaid, Inc.	2,800	61
Nike, Inc., Class B	2,600	217
Pulte Homes, Inc.	4,275	315
Stanley Works (The)	100	4
VF Corp.	1,300	77
Whirlpool Corp.	800	54
		1,841
Diversified Financials (4.2%)
American Express Co.	9,200	473
Bank of New York Co., Inc. (The)	3,190	93
Bear Stearns Cos., Inc. (The)	1,500	150
Brascan Corp., Class A	13,100	495
Capital One Financial Corp.	1,973	148
Charles Schwab Corp. (The)	37,481	394
Chicago Mercantile Exchange Holdings, Inc.	1,100	213
Citigroup, Inc.	55,990	2,516
Franklin Resources, Inc.	4,980	342
Goldman Sachs Group, Inc.	5,570	613
JPMorgan Chase & Co.	31,336	1,084
Legg Mason, Inc.	5,800	453
Lehman Brothers Holdings, Inc.	11,917	1,122
MBNA Corp.	10,734	263
Mellon Financial Corp.	1,440	41
Merrill Lynch & Co., Inc.	20,430	$1,156
Moody’s Corp.	5,320	430
Northern Trust Corp.	670	29
Principal Financial Group	3,170	122
SLM Corp.	300	15
State Street Corp.	6,090	266
		10,418
Energy (4.5%)
Amerada Hess Corp.	570	55
Anadarko Petroleum Corp.	1,770	135
Apache Corp.	2,386	146
Baker Hughes, Inc.	2,360	105
BJ Services Co.	1,140	59
BP plc ADR	12,500	780
Burlington Resources, Inc.	2,700	135
ChevronTexaco Corp.	14,852	866
ConocoPhillips	10,193	1,099
Devon Energy Corp.	3,300	158
EOG Resources, Inc.	1,600	78
Exxon Mobil Corp.	55,881	3,330
Halliburton Co.	2,984	129
Kerr-McGee Corp.	1,000	78
Marathon Oil Corp.	2,320	109
Nabors Industries Ltd.	(a)950	56
Occidental Petroleum Corp.	2,734	195
Royal Dutch Petroleum Co. (NY Shares)	12,560	754
Schlumberger Ltd.	13,390	944
Suncor Energy, Inc.	6,800	273
Transocean, Inc.	(a)2,290	118
Ultra Petroleum Corp.	(a)11,950	607
Unocal Corp.	1,830	113
Valero Energy Corp.	8,090	593
		10,915
Food & Staples Retailing (1.6%)
Albertson’s, Inc.	2,153	44
Costco Wholesale Corp.	7,701	340
CVS Corp.	2,120	112
Kroger Co. (The)	(a)14,258	229
Safeway, Inc.	(a)2,402	44
Sysco Corp.	3,490	125
Wal-Mart Stores, Inc.	55,564	2,784
Walgreen Co.	5,489	244
		3,922
Food, Beverage & Tobacco (3.2%)
Altria Group, Inc.	28,250	1,847
Anheuser-Busch Cos., Inc.	6,838	324
Archer-Daniels-Midland Co.	5,602	138
Brown-Forman Corp., Class B	1,000	55
Cadbury Schweppes plc ADR	9,670	394
Campbell Soup Co.	3,520	102
Coca-Cola Co. (The)	32,610	1,359
Coca-Cola Enterprises, Inc.	4,103	84
ConAgra Foods, Inc.	4,611	125
General Mills, Inc.	3,167	156
Heinz (H.J.) Co.	3,059	113

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

		Value
	Shares	(000)
Food, Beverage & Tobacco (cont’d)
Hershey Foods Corp.	2,628	$159
Kellogg Co.	3,593	155
Kraft Foods, Inc., Class A	8,020	265
Pepsi Bottling Group, Inc.	2,240	62
PepsiCo., Inc.	20,465	1,085
Reynolds American, Inc.	1,200	97
Sara Lee Corp.	6,878	152
Unilever N.V. (NY Shares)	7,610	521
UST, Inc.	1,512	78
W.M. Wrigley Jr. Co.	8,637	566
		7,837
Health Care Equipment & Services (3.5%)
Aetna, Inc.	2,820	211
Alcon, Inc.	7,600	679
AmerisourceBergen Corp.	990	57
Bard (C.R.), Inc.	1,300	88
Bausch & Lomb, Inc.	6,490	476
Baxter International, Inc.	5,450	185
Becton Dickinson & Co.	2,370	138
Biomet, Inc.	2,390	87
Boston Scientific Corp.	(a)7,540	221
Cardinal Health, Inc.	4,060	227
CIGNA Corp.	7,400	661
Express Scripts, Inc.	(a)800	70
Guidant Corp.	2,850	211
HCA, Inc.	4,400	236
Health Management Associates, Inc., Class A	2,600	68
Hospira, Inc.	(a)777	25
Humana, Inc.	(a)1,600	51
IMS Health, Inc.	2,800	68
Kinetic Concepts, Inc.	(a)1,416	84
Manor Care, Inc.	700	25
McKesson Corp.	2,610	98
Medco Health Solutions, Inc.	(a)2,317	115
Medtronic, Inc.	20,045	1,021
Millipore Corp.	(a)300	13
Patterson Cos., Inc.	(a)7,200	360
Quest Diagnostics, Inc.	900	95
St. Jude Medical, Inc.	(a)9,220	332
Stryker Corp.	3,820	170
Tenet Healthcare Corp.	(a)4,300	50
Thermo Electron Corp.	(a)1,062	27
UnitedHealth Group, Inc.	16,940	1,616
Waters Corp.	(a)640	23
WellPoint, Inc.	(a)2,800	351
Zimmer Holdings, Inc.	(a)5,180	403
		8,542
Hotels, Restaurants & Leisure (1.3%)
Carnival Corp.	19,100	990
Harrah’s Entertainment, Inc.	250	16
International Game Technology	19,700	525
Las Vegas Sands Corp.	(a)3,403	153
Marriott International, Inc., Class A	2,800	187
McDonald’s Corp.	5,690	177
Starbucks Corp.	(a)6,100	$315
Station Casinos, Inc.	5,600	379
Wynn Resorts Ltd.	(a)6,740	457
		3,199
Household & Personal Products (1.9%)
Avon Products, Inc.	6,290	270
Clorox Co.	2,817	177
Colgate Palmolive Co.	6,992	365
Gillette Co. (The)	20,178	1,019
Kimberly-Clark Corp.	13,058	858
Procter & Gamble Co.	37,966	2,012
		4,701
Insurance (3.3%)
ACE Ltd.	3,130	129
Aegon N.V. (NY Shares)	9,230	124
Aflac, Inc.	6,760	252
Allstate Corp. (The)	8,540	462
AMBAC Financial Group, Inc.	1,450	108
American International Group, Inc.	29,230	1,620
AON Corp.	3,400	78
Berkshire Hathaway, Inc., Class B	(a)203	580
Chubb Corp.	10,160	805
Hartford Financial Services Group, Inc.	10,120	694
Lincoln National Corp.	2,300	104
Loews Corp.	2,420	178
Marsh & McLennan Cos., Inc.	15,940	485
MBIA, Inc.	3,360	176
Metlife, Inc.	9,290	363
Progressive Corp. (The)	2,760	253
Prudential Financial, Inc.	13,630	782
St. Paul Travelers Cos., Inc. (The)	20,786	763
XL Capital Ltd., Class A	1,860	135
		8,091
Materials (3.1%)
Agnico-Eagle Mines Ltd.	5,900	86
Barrick Gold Corp.	43,000	1,031
Bayer AG ADR	29,920	990
Cameco Corp.	8,000	354
Dow Chemical Co. (The)	9,730	485
Glamis Gold Ltd.	(a)10,000	155
Goldcorp, Inc.	14,100	201
Kinross Gold Corp.	(a)22,400	136
Lanxess	(a)2,992	62
Meridian Gold, Inc.	(a)7,700	130
Monsanto Co.	14,040	906
Neenah Paper, Inc.	239	8
Newmont Mining Corp.	57,003	2,408
Placer Dome, Inc.	33,600	544
		7,496
Media (2.4%)
Clear Channel Communications, Inc.	22,980	792
Comcast Corp., Class A	(a)14,600	493
Gannett Co., Inc.	2,000	158
Getty Images, Inc.	(a)3,200	228
Interpublic Group of Cos., Inc.	(a)2,850	35

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

		Value
	Shares	(000)
Media (cont’d)
Knight-Ridder, Inc.	50	$3
Lamar Advertising Co., Class A	(a)4,900	197
McGraw-Hill Cos., Inc. (The)	1,450	126
New York Times Co., Class A	1,250	46
News Corp. Inc., Class B	16,430	289
Omnicom Group, Inc.	1,250	111
Time Warner, Inc.	(a)77,653	1,363
Tribune Co.	2,200	88
Univision Communications, Inc., Class A	(a)10,390	288
Viacom, Inc., Class B	17,030	593
Walt Disney Co.	34,980	1,005
		5,815
Pharmaceuticals & Biotechnology (6.0%)
Abbott Laboratories	15,676	731
Accelr8 Technology Corp.	(a)233	1
Allergan, Inc.	1,260	88
Amgen, Inc.	(a)14,060	818
Applera Corp. -Applied Biosystems Group
(Tracking Stock)	5,190	102
Biogen Idec, Inc.	(a)3,836	132
Bristol-Myers Squibb Co.	62,271	1,585
Chiron Corp.	(a)9,370	329
Eli Lilly & Co.	19,470	1,014
Forest Laboratories, Inc.	(a)3,110	115
Genentech, Inc.	(a)10,700	606
Genzyme Corp.	(a)1,700	97
Gilead Sciences, Inc.	(a)3,100	111
GlaxoSmithKline plc ADR	6,460	297
Johnson & Johnson	42,885	2,880
King Pharmaceuticals, Inc.	(a)930	8
Medimmune, Inc.	(a)1,370	33
Merck & Co., Inc.	18,600	602
Novartis AG ADR	6,200	290
Pfizer, Inc.	64,781	1,702
Roche Holding AG ADR	12,980	698
Sanofi-Aventis ADR	9,790	414
Schering-Plough Corp.	53,920	979
Wyeth	24,807	1,046
		14,678
Real Estate (0.2%)
Equity Office Properties Trust REIT	9,410	284
Equity Residential REIT	7,300	235
		519
Retailing (1.5%)
Amazon.com, Inc.	(a)8,500	291
AutoZone, Inc.	(a)50	4
Chico’s FAS, Inc.	(a)9,000	254
eBay, Inc.	(a)29,400	1,096
Family Dollar Stores, Inc.	50	2
Federated Department Stores, Inc.	50	3
Home Depot, Inc.	10,800	413
Kohl’s Corp.	(a)9,670	499
Lowe’s Cos., Inc.	50	3
Petsmart, Inc.	9,680	278
RadioShack Corp.	50	$1
Sears Holdings Corp.	(a)3,500	466
Sherwin-Williams Co. (The)	50	2
Staples, Inc.	50	2
Target Corp.	5,370	269
Tiffany & Co.	50	2
		3,585
Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.	(a)6,322	102
Altera Corp.	(a)6,629	131
Analog Devices, Inc.	5,992	217
Applied Materials, Inc.	(a)27,763	451
Broadcom Corp., Class A	(a)5,520	165
Freescale Semiconductor, Inc., Class B	(a)1,469	25
Intel Corp.	111,830	2,598
KLA-Tencor Corp.	(a)3,610	166
Linear Technology Corp.	4,258	163
LSI Logic Corp.	(a)2,060	12
Marvell Technology Group Ltd.	(a)11,020	422
Maxim Integrated Products, Inc.	5,314	217
Micron Technology, Inc.	(a)31,126	322
National Semiconductor Corp.	7,206	149
Novellus Systems, Inc.	(a)2,628	70
Teradyne, Inc.	(a)855	12
Texas Instruments, Inc.	27,578	703
Xilinx, Inc.	6,460	189
		6,114
Software & Services (2.9%)
Accenture Ltd., Class A	(a)2,510	61
Adobe Systems, Inc.	6,013	404
Affiliated Computer Services, Inc., Class A	(a)700	37
Autodesk, Inc.	424	13
Automatic Data Processing, Inc.	2,961	133
BMC Software, Inc.	(a)2,377	36
Citrix Systems, Inc.	(a)641	15
Computer Associates International, Inc.	2,975	81
Computer Sciences Corp.	(a)1,719	79
Electronic Arts, Inc.	(a)14,692	761
Electronic Data Systems Corp.	2,409	50
First Data Corp.	8,217	323
Fiserv, Inc.	(a)1,042	42
Google, Inc., Class A	(a)2,650	478
Infosys Technology Ltd. ADR	3,300	243
Intuit, Inc.	(a)921	40
Mercury Interactive Corp.	(a)620	29
Microsoft Corp.	68,525	1,656
Novell, Inc.	(a)2,300	14
Oracle Corp.	(a)26,601	332
Paychex, Inc.	11,672	383
Red Hat, Inc.	(a)13,600	148
Sabre Holdings Corp., Class A	631	14
Shanda Interactive Entertainment Ltd. ADR	(a)5,100	154
Siebel Systems, Inc.	(a)2,339	21
SunGard Data Systems, Inc.	(a)1,472	51
Symantec Corp.	(a)18,640	398

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

		Value
	Shares	(000)
Software & Services (cont’d)
Unisys Corp.	(a)2,343	$17
Veritas Software Corp.	(a)2,207	51
Yahoo!, Inc.	(a)33,878	1,148
		7,212
Technology Hardware & Equipment (3.0%)
Agilent Technologies, Inc.	(a)2,718	60
American Power Conversion Corp.	1,850	48
Apple Computer, Inc.	(a)9,340	389
Avaya, Inc.	(a)2,856	33
Cisco Systems, Inc.	(a)39,574	708
Comverse Technology, Inc.	(a)1,300	33
Corning, Inc.	(a)7,625	85
Dell, Inc.	(a)44,944	1,727
EMC Corp.	(a)13,850	171
Hewlett-Packard Co.	30,834	676
International Business Machines Corp.	12,635	1,155
Jabil Circuit, Inc.	(a)1,652	47
JDS Uniphase Corp.	(a)10,466	17
Lexmark International, Inc., Class A	(a)715	57
Lucent Technologies, Inc.	(a)24,936	69
Molex, Inc.	1,150	30
Motorola, Inc.	32,802	491
NCR Corp.	(a)708	24
Network Appliance, Inc.	(a)1,929	53
QLogic Corp.	(a)657	27
Qualcomm, Inc.	30,912	1,133
Sanmina-SCI Corp.	(a)3,948	21
Scientific-Atlanta, Inc.	1,189	34
Solectron Corp.	(a)7,349	26
Sun Microsystems, Inc.	(a)18,934	76
Tellabs, Inc.	(a)3,000	22
Xerox Corp.	(a)4,654	70
		7,282
Telecommunication Services (1.2%)
Alltel Corp.	600	33
America Movil S.A. de C.V., Series L ADR	10,800	557
AT&T Corp.	1,400	26
BellSouth Corp.	3,350	88
CenturyTel, Inc.	300	10
Crown Castle International Corp.	(a)13,686	220
France Telecom S.A. ADR	10,620	317
Nextel Communications, Inc., Class A	(a)20,290	577
Qwest Communications International, Inc.	(a)3,050	11
SBC Communications, Inc.	5,950	141
Sprint Corp.	12,245	279
Verizon Communications, Inc.	21,870	776
		3,035
Transportation (0.9%)
Burlington Northern Santa Fe Corp.	2,800	151
C.H. Robinson Worldwide, Inc.	5,660	291
CSX Corp.	2,550	106
FedEx Corp.	2,350	221
Norfolk Southern Corp.	15,960	591
Southwest Airlines Co.	7,150	102
Union Pacific Corp.	2,050	$143
United Parcel Service, Inc., Class B	9,000	655
		2,260
Utilities (0.7%)
American Electric Power Co., Inc.	8,490	289
Consolidated Edison, Inc.	4,510	190
Entergy Corp.	5,590	395
Exelon Corp.	6,290	289
FirstEnergy Corp.	7,090	298
Questar Corp.	6,400	379
		1,840
Total Common Stocks (Cost $110,327)		140,638
Mutual Funds (4.4%)
iShares MSCI Emerging Markets Index Fund	6,800	1,379
iShares MSCI Japan Index Fund	229,700	2,410
iShares MSCI Singapore Index Fund	85,000	615
iShares S&P 500/BARRA Growth Index Fund	49,400	2,796
iShares S&P Europe 350 Index Fund	48,700	3,674
Total Mutual Funds (Cost $9,984)		10,874
Preferred Stock (0.1%)
Mortgages — Other (0.1%)
Home Ownership Funding Corp.
13.331% (Cost $193)	(e)500	177

	Face
	Amount
	(000)
Short-Term Investments (10.1%)
Short-Term Debt Securities held as Collateral on Loaned Securities (2.9%)
Abbey National Treasury Services, 2.64%, 1/13/06	$ (h)106	106
ASAP Funding Ltd., 2.77%, 4/25/05	86	86
Banco Bilbao Viz Argentaria, N.Y., 2.81%, 5/16/05	72	72
Bank of America Corp., 2.71%, 5/6/05	71	71
Bank of New York,
2.74%, 4/4/06	(h)72	72
2.83%, 10/28/05	(h)235	235
Bear Stearns,
2.93%, 4/15/05	(h)129	129
2.96%, 12/5/05	(h)63	63
Beta Finance, Inc.,
2.71%, 4/19/05	38	38
2.81%, 5/4/05	(h)72	72
2.9%, 6/10/05	43	43
Calyon, N.Y., 2.89%, 2/27/06	(h)57	57
CC USA, Inc.,
2.83%, 11/28/05	(h)86	86
2.91%, 6/8/05	142	142
2.92%, 10/28/05	(h)69	69
CIC, N.Y., 2.78%, 2/13/06	(h)215	215
CIT Group Holdings, 2.72%, 7/29/05	(h)90	90
Citigroup, Inc., 2.90%, 9/1/05	(h)69	69
Compass Securitization,
2.86%, 5/25/05	100	100
2.97%, 6/15/05	57	57

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt Securities held as Collateral on Loaned Securities (cont’d)
Credit Suisse First Boston, N.Y., 2.75%, 5/3/05	$158	$158
Deutsche Bank Securities, Inc., 2.87%, 4/1/05	323	323
Discover Card Master Trust, 2.80%, 5/16/05	(h)(k)96	96
Eni Coordination Center, 2.89%, 8/29/05	(h)72	72
Eurohypo AG, N.Y., 2.90%, 5/18/05	144	144
Galaxy Funding, Inc., 2.97%, 6/13/05	71	71
Giro Multi-Funding Corp., 3.00%, 6/15/05	142	142
Goldman Sachs Group LP, 2.79%, 2/15/06	(h)72	72
HBOS Treasury Services plc, N.Y., 2.73%, 4/28/05	200	200
International Lease Finance Corp., 3.04%, 9/22/05	(h)110	110
Internationale Nederlanden U.S. Funding,
2.88%, 6/3/05	93	93
K2 (USA) LLC,
2.78%, 2/15/06	(h)66	66
2.83%, 10/24/05-3/22/06	(h)267	267
Links Finance LLC,
2.83%, 9/26/05-10/27/05	(h)215	215
2.86%, 2/27/06	(h)86	86
Marshall & Ilsley Bank, 3.05%, 12/29/05	(h)201	201
Monte Dei Paschi, N.Y., 2.71%, 5/3/05	57	57
Nationwide Building Society,
2.77%, 1/13/06	(h)115	115
3.12%, 3/31/06	(h)166	166
Pfizer, Inc., 2.71%, 5/1/06	(h)144	144
Procter & Gamble Co., 2.93%, 5/1/06	(h)59	59
Royal Bank of Canada N.Y., 2.81%, 6/27/05	(h)144	144
Scaldis Capital LLC, 2.69%, 4/7/05	72	72
Sigma Finance, Inc.,
2.79%, 9/15/05	(h)144	144
2.84%, 3/22/06	(h)144	144
SLM Corp., 2.85%, 5/1/06	(h)144	144
Svenska Handelsbank N.Y., 2.82%, 5/10/05	(h)144	144
Tango Finance Corp., 2.83%, 3/22/06	(h)120	120
UBS Securities LLC, 2.89%, 4/1/05	1,105	1,105
Washington Mutual Bank FA,
2.81%, 5/3/05	144	144
2.82%, 5/2/05	72	72
Westdeutsche Landesbank N.Y., 2.74%, 8/9/05	(h)72	72
Yorktown Capital LLC, 2.81%, 4/19/05	143	143
		7,177

	Shares
Investment Company held as Collateral on Loaned Securities (0.0%)
JPMorgan Securities Lending Collateral Investment Fund	48,797	49

	Face
	Amount (000)

Discount Notes (0.6%)
Federal Home Loan Mortgage Corporation
2.80%, 5/2/05	$1,500	1,496
Repurchase Agreement (6.5%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $15,916	(f)15,915	15,915

U.S. Treasury Securities (0.1%)
U.S. Treasury Bills
2.85%, 7/14/05	$ (j)100	$99
Total Short-Term Investments (Cost $24,736)		24,736
Total Investments (105.9%) (Cost $229,253) — Including $14,204 of Securities Loaned		259,579
Liabilities in Excess of Other Assets (-5.9%)		(14,463)
Net Assets (100%)		$245,116

(a)                                                          Non-income producing security.

(b)                                                         Issuer is in default.

(c)                                                          All or a portion of security on loan at March 31, 2005.

(d)                                                         Security was valued at fair value — At March 31, 2005, the Portfolio held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.

(e)                                                          144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)                                                            Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)                                                         Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2005. Maturity date disclosed is the ultimate maturity date.

(h)                                                         Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2005.

(i)                                                             Security is subject to delayed delivery.

(j)                                                             All or a portion of the security was pledged to cover margin requirements for futures contracts.

(k)                                                          Security’s issuer is an affiliate of the adviser. Held as collateral for securities on loan. (Note H)

@                                                            Value/Face Amount is less than $500.

ADR                                             American Depositary Receipt

Inv Fl                                         Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2005.

IO                                                           Interest Only

PO                                                        Principal Only

PAC                                               Planned Amortization Class

REIT                                             Real Estate Investment Trust

TBA                                              To be announced

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open atperiod end:

Currency to Deliver		Value	Settlement Date	In Exchange For		Value	Net Unrealized Appreciation (Depreciation)
(000)		(000)		(000)		(000)	(000)
CAD	579	$479	6/16/05	USD	480	$480	$1
CNY	29,000	3,601	12/8/05	USD	3,700	3,700	99
EUR	90	117	4/26/05	USD	118	118	1
EUR	112	146	4/26/05	USD	147	147	1
EUR	63	81	4/26/05	USD	82	82	1
EUR	4,704	6,108	6/16/05	USD	6,314	6,314	206
EUR	917	1,191	6/16/05	USD	1,230	1,230	39
JPY	263,618	2,474	6/16/05	USD	2,539	2,539	65
SGD	3,181	1,931	6/16/05	USD	1,967	1,967	36
USD	13,936	13,936	12/8/05	CNY	109,282	13,568	(368)
USD	7,537	7,537	6/16/05	EUR	5,621	7,299	(238)
USD	2,600	2,600	12/6/05	INR	115,440	2,618	18
		$40,201				$40,062	$(139)

CAD	— Canadian Dollar

CNY	— Chinese RenMinBi

EUR	— Euro

INR	— Indian Rupee

JPY	— Japanese Yen

SGD	— Singapore Dollar

USD	— U.S. Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value	Expiration Date	Net Unrealized Appreciation (Depreciation)
		(000)		(000)
Long:
Australian Dollar 10 yr. Bond	22	$12,338	Jun-05	$ (@—)
British Pound Long Gilt	7	1,456	Jun-05	9
FTSE/JSE Top 40 Index (South African Rand)	64	1,237	Jun-05	(47)
S&P 500 Index (U.S. Dollar)	54	3,197	Jun-05	1
U.S. Treasury 5 yr. Note	41	4,391	Jun-05	(34)
U.S. Treasury 10 yr. Note	77	8,413	Jun-05	(83)
U.S. Treasury Long Bond	118	13,142	Jun-05	(233)
Short:
Russell MINI Index (U.S. Dollar)	97	5,994	Jun-05	75
U.S. Treasury 2 yr. Note	64	13,241	Jun-05	56
U.S. Treasury 5 yr. Note	22	2,356	Jun-05	17
U.S. Treasury 10 yr. Note	43	4,698	Jun-05	49
				$(190)

Graphic Presentation of Portfolio Holdings

The following graph depicts the investment type, as a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Statements of Assets and Liabilities

	Core Plus Fixed Income Portfolio	Investment Grade Fixed Income Portfolio	U.S. Core Fixed Income Portfolio	High Yield Portfolio
	(000)	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$3,174,559	$712,228	$332,407	$292,068
Investments in Securities of Unaffiliated Issuers, at Value:(1)	3,180,438	716,660	332,798	261,838
Receivable for Delayed Delivery Commitments	90,000	16,320	9,760	—
Due from Broker	25,571	7,375	2,523	—
Interest Receivable	14,197	3,225	1,503	4,363
Unrealized Appreciation on Swap Agreements	7,273	1,750	867	—
Receivable for Investments Sold	6,526	1,963	957	3,027
Receivable for Portfolio Shares Sold	1,533	710	298	255
Unrealized Appreciation on Foreign Currency Exchange Contracts	80	—	—	207
OtherAssets	59	13	6	8
Total Assets	3,325,677	748,016	348,712	269,698
Liabilities:
Collateral on Securities Loaned, at Value	452,298	91,034	41,115	44,486
Payable for Delayed Delivery Commitments	333,294	69,682	33,723	—
Interest Payable for Swap Agreements	31,613	6,596	2,769	—
Payable for Investments Purchased	18,984	42,031	17,922	—
Unrealized Depreciation on Swap Agreements	9,259	2,572	1,093	—
Payable for Investment Advisory Fees	2,026	508	191	315
Payable for Portfolio Shares Redeemed	1,241	94	177	119
Bank Overdraft Payable	550	419	292	508
Payable for Administration Fees	179	41	20	21
Payable for Trustees’ Fees and Expenses	97	16	4	24
Payable for Custodian Fees	51	13	17	10
Payable for Distribution Fees — Adviser Class	24	#—	2	3
Payable for Shareholder Servicing Fees — Investment Class	27	—	—	#—
Unrealized Depreciation on Foreign Currency Exchange Contracts	2	—	—	22
Other Liabilities	236	55	32	49
Total Liabilities	849,881	213,061	97,357	45,557
Net Assets	$2,475,796	$534,955	$251,355	$224,141
Net Assets Consist Of:
Paid-in Capital	$2,546,797	$532,885	$251,527	$777,410
Undistributed (Distributions in Excess of) Net Investment Income	19,404	3,676	1,642	2,254
Accumulated Net Realized Gain (Loss)	(95,267)	(4,729)	(1,683)	(525,472)
Unrealized Appreciation (Depreciation) on:
Investments	5,879	4,432	391	(30,230)
Foreign Currency Exchange Contracts and Translations	74	—	—	179
Futures Contracts	895	(486)	(296)	—
Swap Agreements	(1,986)	(823)	(226)	—
Net Assets	$2,475,796	$534,955	$251,355	$224,141

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Statements of Assets and Liabilities (cont’d)

	Core Plus Fixed Income Portfolio	Investment Grade Fixed Income Portfolio	U.S. Core Fixed Income Portfolio	High Yield Portfolio
	(000)	(000)	(000)	(000)
INSTITUTIONAL CLASS:
Net Assets	$2,153,833	$533,774	$241,341	$212,268
Shares Outstanding $0.01 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	186,111,576	47,100,141	21,980,927	39,400,885
Net Asset Value, Offering and Redemption Price Per Share	$11.57	$11.33	$10.98	$5.39
INVESTMENT CLASS:
Net Assets	$216,421	$—	$—	$1,144
Shares Outstanding $0.01 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	18,705,701	—	—	210,730
Net Asset Value, Offering and Redemption Price Per Share	$11.57	$—	$—	$5.43
ADVISER CLASS:
Net Assets	$105,542	$1,181	$10,014	$10,729
Shares Outstanding $0.01 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	9,129,917	104,278	916,717	1,986,390
Net Asset Value, Offering and Redemption Price Per Share	$11.56	$11.33	$10.92	$5.40

(1) Including:
Securities on Loan, at Value:	$620,597	$124,653	$53,907	$43,377

# Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Statements of Assets and Liabilities

	Intermediate Duration Portfolio	International Fixed Income Portfolio	Limited Duration Portfolio	Municipal Portfolio	Balanced Portfolio
	(000)	(000)	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$240,074	$166,035	$1,057,455	$482,189	$229,253
Foreign Currency, at Cost:	—	70	—	—	—
Investments in Securities of Unaffiliated Issuers, at Value:(1)	238,480	183,732	1,046,371	497,966	259,579
Foreign Currency, at Value:	—	70	—	—	—
Cash	—	101	5	11	—
Receivable for Delayed Delivery Commitments	—	—	—	—	2,225
Interest Receivable	1,654	3,018	7,165	3,290	521
Due from Broker	3	2,094	—	1,940	1,560
Receivable for Portfolio Shares Sold	—	76	1,853	941	13
Receivable for Investments Sold	171	69	845	175	3,177
Unrealized Appreciation on Foreign Currency Exchange Contracts	5	357	—	—	467
Unrealized Appreciation on Swap Agreements	—	—	12	1,329	188
Dividends Receivable	—	—	—	25	219
Interest Receivable for Swap Agreements	—	—	23	—	—
OtherAssets	4	4	24	9	7
Total Assets	240,317	189,521	1,056,298	505,686	267,956
Liabilities:
Collateral on Securities Loaned, at Value	—	—	—	—	7,225
Payable for Delayed Delivery Commitments	—	—	962	—	9,994
Payable for Investments Purchased	22,467	5,643	—	63,759	2,876
Unrealized Depreciation on Foreign Currency Exchange Contracts	—	409	—	—	606
Unrealized Depreciation on Swap Agreements	88	—	181	914	393
Interest Payable for Swap Agreements	22	—	—	2,879	971
Payable for Portfolio Shares Redeemed	—	111	1,093	677	349
Payable for Investment Advisory Fees	183	162	759	375	282
Payable for Administration Fees	17	15	76	33	20
Payable for Custodian Fees	6	12	17	9	24
Payable for Trustees’ Fees and Expenses	1	2	3	2	9
Payable for Distribution Fees — Adviser Class	—	—	—	—	8
Payable for Shareholder Servicing Fees — Investment Class	26	—	—	—	#—
Bank Overdraft Payable	168	—	—	—	40
Due to Broker	—	—	5	—	—
Other Liabilities	24	31	74	40	43
Total Liabilities	23,002	6,385	3,170	68,688	22,840
Net Assets	$217,315	$183,136	$1,053,128	$436,998	$245,116
Net Assets Consist Of:
Paid-in Capital	$219,929	$168,514	$1,075,531	$423,789	$291,631
Undistributed (Distributions in Excess of) Net Investment Income	260	(7,468)	2,442	878	568
Accumulated Net Realized Gain (Loss)	(1,174)	4,314	(13,924)	(4,043)	(76,873)
Unrealized Appreciation (Depreciation) on:
Investments	(1,594)	17,697	(11,084)	15,777	30,326
Foreign Currency Exchange Contracts and Translations	5	(44)	—	—	(141)
Futures Contracts	(23)	123	332	183	(190)
Swap Agreements	(88)	—	(169)	414	(205)
Net Assets	$217,315	$183,136	$1,053,128	$436,998	$245,116

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Statements of Assets and Liabilities (cont’d)

	Intermediate Duration Portfolio	International Fixed Income Portfolio	Limited Duration Portfolio	Municipal Portfolio	Balanced Portfolio
	(000)	(000)	(000)	(000)	(000)
INSTITUTIONAL CLASS:
Net Assets	$7,090	$183,136	$1,053,128	$436,998	$203,648
Shares Outstanding $0.01 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	696,292	16,245,528	101,775,867	34,928,074	18,083,389
Net Asset Value, Offering and Redemption Price Per Share	$10.18	$11.27	$10.35	$12.51	$11.26
INVESTMENT CLASS:
Net Assets	$210,225	$—	$—	$—	$3,367
Shares Outstanding $0.01 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	20,709,141	—	—	—	299,417
Net Asset Value, Offering and Redemption Price Per Share	$10.15	$—	$—	$—	$11.24
ADVISER CLASS:
Net Assets	$—	$—	$—	$—	$38,101
Shares Outstanding $0.01 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	—	—	—	—	3,389,720
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$—	$—	$11.24

(1) Including:
Securities on Loan, at Value:	$—	$—	$—	$—	$14,204

# Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2005

	Core Plus Fixed Income Portfolio	Investment Grade Fixed Income Portfolio	U.S. Core Fixed Income Portfolio	High Yield Portfolio
	(000)	(000)	(000)	(000)
Investment Income:
Dividends	$889	$98	$41	$—
Interest	52,837	11,181	4,896	12,160
Total Investment Income	53,726	11,279	4,937	12,160
Expenses:
Investment Advisory Fees (Note B)	4,123	1,016	454	695
Administration Fees (Note C)	934	209	93	120
Custodian Fees (Note E)	77	19	29	14
Shareholder Reporting Fees	254	43	31	52
Professional Fees	120	35	22	29
Shareholder Servicing Fees — Investment Class Shares (Note D)	133	—	—	1
Distribution Fees — Adviser Class Shares (Note D)	142	2	12	22
Transfer Agency Fees (Note F)	11	4	3	7
Trustees’ Fees and Expenses	28	6	2	5
Other Expenses	108	48	30	38
Total Expenses	5,930	1,382	676	983
Waiver of Investment Advisory Fees (Note B)	—	—	(59)	—
Waiver of Distribution Fees — Adviser Class Shares (Note D)	—	(1)	—	—
Expense Offset (Note E)	(1)	(1)	#—	(1)
Net Expenses	5,929	1,380	617	982
Net Investment Income	47,797	9,899	4,320	11,178
Realized Gain (Loss):
Investments Sold	12,710	1,290	1,134	6,696
Foreign Currency Transactions	192	—	—	(434)
Futures Contracts	2,593	676	211	(27)
Swap Agreements	1,370	302	127	—
Net Realized Gain (Loss)	16,865	2,268	1,472	6,235
Change in Unrealized Appreciation (Depreciation):
Investments	(30,177)	(3,184)	(2,071)	(11,216)
Foreign Currency Exchange Contracts and Translations	214	—	—	426
Futures Contracts	3,058	190	136	1
Swap Agreements	(2,826)	(1,192)	(494)	—
Net Change in Unrealized Appreciation (Depreciation)	(29,731)	(4,186)	(2,429)	(10,789)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(12,866)	(1,918)	(957)	(4,554)
Net Increase (Decrease) in Net Assets Resulting from Operations	$34,931	$7,981	$3,363	$6,624

# Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2005

	Intermediate Duration Portfolio	International Fixed Income Portfolio	Limited Duration Portfolio	Municipal Portfolio	Balanced Portfolio
	(000)	(000)	(000)	(000)	(000)
Investment Income:†
Dividends	$9	$—	$25	$108	$2,039
Interest	3,581	2,440	16,778	6,799	1,906
Total Investment Income	3,590	2,440	16,803	6,907	3,945
Expenses:
Investment Advisory Fees (Note B)	336	317	1,502	757	588
Administration Fees (Note C)	71	67	391	157	101
Custodian Fees (Note E)	10	18	27	13	34
Shareholder Reporting Fees	9	33	101	27	44
Professional Fees	17	22	49	27	29
Shareholder Servicing Fees — Investment Class Shares (Note D)	127	—	—	—	2
Distribution Fees — Adviser Class Shares (Note D)	—	—	—	—	59
Transfer Agency (Note F)	3	3	2	3	6
Trustees’ Fees and Expenses	1	1	7	3	3
Other Expenses	20	22	58	44	32
Total Expenses	594	483	2,137	1,031	898
Waiver of Investment Advisory Fees (Note B)	—	—	—	(20)	—
Expense Offset (Note E)	#—	#—	#—	#—	(1)
Net Expenses	594	483	2,137	1,011	897
Net Investment Income	2,996	1,957	14,666	5,896	3,048
Realized Gain (Loss):
Investments Sold	299	426	(1,617)	620	8,336
Foreign Currency Transactions	12	4,695	—	—	259
Futures Contracts	122	227	(1,101)	(1,064)	178
Swap Agreements	89	—	—	—	44
Option Contracts	—	—	41	—	—
Net Realized Gain (Loss)	522	5,348	(2,677)	(444)	8,817
Change in Unrealized Appreciation (Depreciation):
Investments	(3,343)	2,263	(13,147)	(3,948)	1,432
Foreign Currency Exchange Contracts and Translations	10	(290)	—	—	234
Futures Contracts	(32)	47	2,078	113	(99)
Swap Agreements	(395)	—	(169)	(568)	(89)
Net Change in Unrealized Appreciation (Depreciation)	(3,760)	2,020	(11,238)	(4,403)	1,478
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(3,238)	7,368	(13,915)	(4,847)	10,295
Net Increase (Decrease) in Net Assets Resulting from Operations	$(242)	$9,325	$751	$1,049	$13,343

† Net of $4 withholding tax for the Balanced Portfolio.

# Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005

Statements of Changes in Net Assets

	Core Plus Fixed Income Portfolio
	Six Months Ended March 31, 2005 (unaudited)	Year Ended September 30, 2004

	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$47,797	$83,574
Net Realized Gain (Loss)	16,865	15,206
Net Change in Unrealized Appreciation (Depreciation)	(29,731)	20,092
Net Increase (Decrease) in Net Assets Resulting from Operations	34,931	118,872
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(52,734)	(114,269)
Investment Class:
Net Investment Income	(3,752)	(5,633)
Adviser Class:
Net Investment Income	(2,641)	(7,067)
Total Distributions	(59,127)	(126,969)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	247,329	433,308
Distributions Reinvested	48,477	105,689
Redeemed	(240,637)	(1,012,329)
Investment Class:
Subscribed	77,043	34,784
Distributions Reinvested	3,746	5,598
Redeemed	(8,945)	(8,968)
Adviser Class:
Subscribed	12,974	18,228
Distributions Reinvested	2,603	6,471
Redeemed	(23,734)	(119,770)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	118,856	(536,989)
Total Increase (Decrease) in Net Assets	94,660	(545,086)
Net Assets:
Beginning of Period	2,381,136	2,926,222
End of Period	$2,475,796	$2,381,136
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$19,404	$30,734

(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	21,308	37,331
Shares Issued on Distributions Reinvested	4,204	9,136
Shares Redeemed	(20,739)	(87,182)
Net Increase (Decrease) in Institutional Class Shares Outstanding	4,773	(40,715)
Investment Class:
Shares Subscribed	6,647	3,015
Shares Issued on Distributions Reinvested	325	484
Shares Redeemed	(770)	(778)
Net Increase (Decrease) in Investment Class Shares Outstanding	6,202	2,721
Adviser Class:
Shares Subscribed	1,119	1,568
Shares Issued on Distributions Reinvested	226	559
Shares Redeemed	(2,048)	(10,348)
Net Increase (Decrease) in Adviser Class Shares Outstanding	(703)	(8,221)

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005

Statements of Changes in Net Assets

	Investment Grade Fixed Income Portfolio		U.S. Core Fixed Income Portfolio
	Six Months Ended March 31, 2005 (unaudited) (000)	Year Ended September 30, 2004 (000)	Six Months Ended March 31, 2005 (unaudited) (000)	Year Ended September 30, 2004 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9,899	$16,205	$4,320	$7,406
Net Realized Gain (Loss)	2,268	12,407	1,472	10,160
Net Change in Unrealized Appreciation (Depreciation)	(4,186)	(5,247)	(2,429)	(6,349)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,981	23,365	3,363	11,217
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(12,497)	(21,954)	(5,145)	(11,467)
Net Realized Gain	(6,580)	—	(3,934)	—
Adviser Class:
Net Investment Income	(29)	(54)	(206)	(385)
Net Realized Gain	(14)	—	(166)	—
Total Distributions	(19,120)	(22,008)	(9,451)	(11,852)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	78,686	179,089	37,382	88,816
Distributions Reinvested	18,437	21,164	9,068	11,398
Redeemed	(80,072)	(243,364)	(25,823)	(193,078)
Adviser Class:
Subscribed	2	2	1,817	2,962
Distributions Reinvested	38	48	372	384
Redeemed	(234)	(233)	(1,492)	(4,349)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	16,857	(43,294)	21,324	(93,867)
Total Increase (Decrease) in Net Assets	5,718	(41,937)	15,236	(94,502)
Net Assets:
Beginning of Period	529,237	571,174	236,119	330,621
End of Period	$534,955	$529,237	$251,355	$236,119
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$3,676	$6,303	$1,642	$2,673

(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	6,889	15,633	3,367	7,965
Shares Issued on Distributions Reinvested	1,631	1,853	827	1,024
Shares Redeemed	(7,041)	(21,240)	(2,329)	(17,285)
Net Increase (Decrease) in Institutional Class Shares Outstanding	1,479	(3,754)	1,865	(8,296)
Adviser Class:
Shares Subscribed	@—	@—	164	266
Shares Issued on Distributions Reinvested	3	4	34	35
Shares Redeemed	(20)	(20)	(135)	(392)
Net Increase (Decrease) in Adviser Class Shares Outstanding	(17)	(16)	63	(91)

@ Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005

Statements of Changes in Net Assets

	High Yield Portfolio		Intermediate Duration Portfolio
	Six Months Ended March 31, 2005 (unaudited) (000)	Year Ended September 30, 2004 (000)	Six Months Ended March 31, 2005 (unaudited) (000)	Year Ended September 30, 2004 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$11,178	$24,089	$2,996	$3,859
Net Realized Gain (Loss)	6,235	(20,643)	522	1,328
Net Change in Unrealized Appreciation (Depreciation)	(10,789)	34,277	(3,760)	(1,216)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,624	37,723	(242)	3,971
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(15,122)	(19,062)	(206)	(839)
Net Realized Gain	—	—	(22)	—
Investment Class:
Net Investment Income	(15)	(22)	(3,004)	(3,953)
Net Realized Gain	—	—	(477)	—
Adviser Class:
Net Investment Income	(893)	(821)	—	—
Total Distributions	(16,030)	(19,905)	(3,709)	(4,792)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	56,488	291,189	66	4,718
Distributions Reinvested	14,437	17,480	206	780
Redeemed	(164,239)	(342,061)	(11,802)	(10,353)
Investment Class:
Subscribed	1,652	3,048	79,705	37,926
Distributions Reinvested	15	22	3,481	3,953
Redeemed	(1,651)	(3,374)	(8,031)	(1,994)
Adviser Class:
Subscribed	5,774	24,230	—	—
Distributions Reinvested	847	781	—	—
Redeemed	(13,268)	(21,896)	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(99,945)	(30,581)	63,625	35,030
Total Increase (Decrease) in Net Assets	(109,351)	(12,763)	59,674	34,209
Net Assets:
Beginning of Period	333,492	346,255	157,641	123,432
End of Period	$224,141	$333,492	$217,315	$157,641
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$2,254	$7,106	$260	$474

(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	10,145	53,562	6	450
Shares Issued on Distributions Reinvested	2,617	3,260	20	75
Shares Redeemed	(29,598)	(62,990)	(1,140)	(1,002)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(16,836)	(6,168)	(1,114)	(477)
Investment Class:
Shares Subscribed	297	566	7,765	3,682
Shares Issued on Distributions Reinvested	3	4	339	383
Shares Redeemed	(290)	(619)	(776)	(192)
Net Increase (Decrease) in Investment Class Shares Outstanding	10	(49)	7,328	3,873
Adviser Class:
Shares Subscribed	1,034	4,460	—	—
Shares Issued on Distributions Reinvested	153	145	—	—
Shares Redeemed	(2,399)	(4,033)	—	—
Net Increase (Decrease) in Adviser Class Shares Outstanding	(1,212)	572	—	—

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005

Statements of Changes in Net Assets

	International Fixed Income Portfolio		Limited Duration Portfolio
	Six Months Ended March 31, 2005 (unaudited) (000)	Year Ended September 30, 2004 (000)	Six Months Ended March 31, 2005 (unaudited) (000)	Year Ended September 30, 2004 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,957	$3,400	$14,666	$19,345
Net Realized Gain (Loss)	5,348	4,667	(2,677)	(3,276)
Net Change in Unrealized Appreciation (Depreciation)	2,020	1,726	(11,238)	(4,493)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,325	9,793	751	11,576
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(9,623)	(16,118)	(15,139)	(21,578)
Net Realized Gain	—	—	—	(1,611)
Total Distributions	(9,623)	(16,118)	(15,139)	(23,189)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	39,269	80,580	207,814	552,164
Distributions Reinvested	9,092	15,868	15,007	22,946
Redeemed	(19,038)	(50,944)	(112,672)	(228,931)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	29,323	45,504	110,149	346,179
Total Increase (Decrease) in Net Assets	29,025	39,179	95,761	334,566
Net Assets:
Beginning of Period	154,111	114,932	957,367	622,801
End of Period	$183,136	$154,111	$1,053,128	$957,367
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$(7,468)	$198	$2,442	$2,915

(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	3,392	7,153	19,948	52,242
Shares Issued on Distributions Reinvested	775	1,449	1,440	2,175
Shares Redeemed	(1,633)	(4,536)	(10,814)	(21,683)
Net Increase (Decrease) in Institutional Class Shares Outstanding	2,534	4,066	10,574	32,734

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005

Statements of Changes in Net Assets

	Municipal Portfolio		Balanced Portfolio
	Six Months Ended March 31, 2005 (unaudited) (000)	Year Ended September 30, 2004 (000)	Six Months Ended March 31, 2005 (unaudited) (000)	Year Ended September 30, 2004 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5,896	$10,709	$3,048	$4,642
Net Realized Gain (Loss)	(444)	506	8,817	21,253
Net Change in Unrealized Appreciation (Depreciation)	(4,403)	3,154	1,478	4,157
Net Increase (Decrease) in Net Assets Resulting from Operations	1,049	14,369	13,343	30,052
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(6,217)	(10,806)	(3,506)	(4,807)
Investment Class:
Net Investment Income	—	—	(52)	(118)
Adviser Class:
Net Investment Income	—	—	(686)	(1,053)
Total Distributions	(6,217)	(10,806)	(4,244)	(5,978)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	132,329	180,378	17,545	38,405
Distributions Reinvested	5,235	8,819	3,500	4,800
Redeemed	(64,084)	(138,073)	(28,026)	(121,268)
Investment Class:
Subscribed	—	—	96	651
Distributions Reinvested	—	—	52	118
Redeemed	—	—	—	(6,595)
Adviser Class:
Subscribed	—	—	3,141	9,130
Distributions Reinvested	—	—	686	1,053
Redeemed	—	—	(25,305)	(16,463)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	73,480	51,124	(28,311)	(90,169)
Total Increase (Decrease) in Net Assets	68,312	54,687	(19,212)	(66,095)
Net Assets:
Beginning of Period	368,686	313,999	264,328	330,423
End of Period	$436,998	$368,686	$245,116	$264,328
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$878	$1,199	$568	$1,764

(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	10,475	14,363	1,559	3,573
Shares Issued on Distributions Reinvested	415	703	310	450
Shares Redeemed	(5,085)	(11,004)	(2,484)	(11,235)
Net Increase (Decrease) in Institutional Class Shares Outstanding	5,805	4,062	(615)	(7,212)
Investment Class:
Shares Subscribed	—	—	8	61
Shares Issued on Distributions Reinvested	—	—	5	11
Shares Redeemed	—	—	—	(596)
Net Increase (Decrease) in Investment Class Shares Outstanding	—	—	13	(524)
Adviser Class:
Shares Subscribed	—	—	279	846
Shares Issued on Distributions Reinvested	—	—	61	98
Shares Redeemed	—	—	(2,217)	(1,525)
Net Increase (Decrease) in Adviser Class Shares Outstanding	—	—	(1,877)	(581)

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Statements of Cash Flows

For the Six Months Ended March 31, 2005

	Core Plus Fixed Income Portfolio	Investment Grade Fixed Income Portfolio	U.S. Core Fixed Income Portfolio
	(000)	(000)	(000)
Cash Flows From Operating Activities:
Proceeds from Sales and Maturities of Investments	$858,529	$382,919	$175,970
Purchases of Investments	(664,231)	(360,325)	(160,971)
Proceeds from Sales of Delayed Delivery Commitments	2,205,351	508,440	218,637
Purchases of Delayed Delivery Commitments	(2,556,674)	(592,901)	(269,549)
Net (Increase) Decrease in Short-Term Investments	31,391	51,723	18,474
Net Realized Gain (Loss) on Foreign Currency Transactions	192	—	—
Net Realized Gain (Loss) on Futures Contracts	2,593	676	211
Net Realized Gain (Loss) on Swap Agreements	1,370	302	127
Net Investment Income	47,797	9,899	4,320
Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	1,630	(165)	(98)
Net Increase (Decrease) in Payables Related to Operations	9,613	2,381	1,175
Accretion/Amortization of Discounts and Premiums	587	(578)	(219)
Net Cash Provided (Used) in Operating Activities	(61,852)	2,371	(11,923)
Cash Flows from Financing Activities:
Proceeds from Portfolio Shares Sold	339,829	78,587	39,215
Payment on Portfolio Shares Redeemed	(274,147)	(80,313)	(27,348)
Cash Dividends and Distributions Paid	(4,301)	(645)	(11)
Net Cash Provided (Used) by Financing Activities	61,381	(2,371)	11,856
Net Increase (Decrease) in Cash	(471)	—	(67)
Cash at Beginning of Period	471	—	67
Cash at End of Period	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Statements of Cash Flows

For the Six Months Ended March 31, 2005

	Intermediate Duration Portfolio	Limited Duration Portfolio	Balanced Portfolio
	(000)	(000)	(000)
Cash Flows From Operating Activities:
Proceeds from Sales and Maturities of Investments	$160,198	$276,529	$120,165
Purchases of Investments	(177,676)	(355,867)	(89,964)
Proceeds from Sales of Delayed Delivery Commitments	26,979	62,829	71,402
Purchases of Delayed Delivery Commitments	(53,779)	(108,357)	(84,989)
Net (Increase) Decrease in Short-Term Investments	(18,735)	11,311	12,013
Net Realized Gain (Loss) on Foreign Currency Transactions	12	—	259
Net Realized Gain (Loss) on Futures Contracts	122	(1,060)	178
Net Realized Gain (Loss) on Swap Agreements	89	—	(89)
Net Realized Gain (Loss) on Option Contracts	—	41	—
Net Investment Income	2,996	14,666	3,048
Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	(453)	441	4
Net Increase (Decrease) in Payables Related to Operations	244	113	351
Accretion/Amortization of Discounts and Premiums	(80)	3,901	42
Net Cash Provided (Used) in Operating Activities	(60,083)	(95,453)	32,420
Cash Flows from Financing Activities:
Proceeds from Portfolio Shares Sold	79,771	207,554	20,811
Payment on Portfolio Shares Redeemed	(19,833)	(112,139)	(53,246)
Cash Dividends and Distributions Paid	(22)	(132)	(6)
Net Cash Provided (Used) by Financing Activities	59,916	95,283	(32,441)
Net Increase (Decrease) in Cash	(167)	(170)	(21)
Cash at Beginning of Period	167	175	21
Cash at End of Period	$—	$5	$—

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005

Financial Highlights

Core Plus Fixed Income Portfolio

	Institutional Class
	Six Months Ended
	March 31, 2005		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.69		$11.71	$11.82	$11.84	$11.25	$11.26
Income (Loss) from Investment Operations
Net Investment Income	0.23	†	0.38 †	0.40 †	0.53 †	0.75	0.77 †
Net Realized and Unrealized Gain (Loss) on Investments	(0.06)		0.17	0.31	0.17	0.62	(0.02)
Total from Investment Operations	0.17		0.55	0.71	0.72	1.37	0.75
Distributions from and/or in Excess of:
Net Investment Income	(0.29)		(0.57)	(0.67)	(0.74)	(0.78)	(0.76)
Net Realized Gain	—		—	(0.15)	—	—	—
Total Distributions	(0.29)		(0.57)	(0.82)	(0.74)	(0.78)	(0.76)
Net Asset Value, End of Period	$11.57		$11.69	$11.71	$11.82	$11.84	$11.25
Total Return	1.47	%‡	4.80%	6.24%	6.30%	12.74%	7.02%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,153,833		$2,120,149	$2,600,453	$3,883,346	$4,142,009	$4,087,553
Ratio of Expenses to Average Net Assets (1)	0.46	%*	0.50%	0.50%	0.50%	0.48%	0.48%
Ratio of Net Investment Income to Average Net Assets	3.94	%*	3.29%	3.39%	4.69%	6.46%	7.03%
Portfolio Turnover Rate	100	%‡^	334%^	92%	110%	111%	62%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.46	%*	0.50%	0.50%	0.50%	0.47%	0.47%

	Investment Class
	Six Months Ended
	March 31, 2005		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.69		$11.71	$11.81	$11.84	$11.25	$11.27
Income (Loss) from Investment Operations
Net Investment Income	0.22	†	0.36 †	0.37 †	0.53 †	0.72	0.76 †
Net Realized and Unrealized Gain (Loss) on Investments	(0.06)		0.17	0.33	0.16	0.64	(0.03)
Total from Investment Operations	0.16		0.53	0.70	0.69	1.36	0.73
Distributions from and/or in Excess of:
Net Investment Income	(0.28)		(0.55)	(0.65)	(0.72)	(0.77)	(0.75)
Net Realized Gain	—		—	(0.15)	—	—	—
Total Distributions	(0.28)		(0.55)	(0.80)	(0.72)	(0.77)	(0.75)
Net Asset Value, End of Period	$11.57		$11.69	$11.71	$11.81	$11.84	$11.25
Total Return	1.40	%‡	4.73%	6.07%	6.08%	12.59%	6.84%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$216,421		$146,146	$114,509	$83,308	$74,905	$63,944
Ratio of Expenses to Average Net Assets (2)	0.61	%*	0.65%	0.65%	0.65%	0.63%	0.63%
Ratio of Net Investment Income to Average Net Assets	3.77	%*	3.14%	3.24%	4.54%	6.28%	6.89%
Portfolio Turnover Rate	100	%‡^	334%^	92%	110%	111%	62%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.61	%*	0.65%	0.65%	0.65%	0.62%	0.62%

†	Per share amount is based on average shares outstanding.
*	Annualized
‡	Not Annualized
^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005

Financial Highlights

Core Plus Fixed Income Portfolio

	Adviser Class
	Six Months Ended
	March 31, 2005		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.68		$11.70	$11.81	$11.83	$11.24	$11.26
Income (Loss) from Investment Operations
Net Investment Income	0.21	†	0.35 †	0.36 †	0.52 †	0.71	0.75
Net Realized and Unrealized Gain (Loss) on Investments	(0.06)		0.17	0.32	0.15	0.63	(0.02)
Total from Investment Operations	0.15		0.52	0.68	0.67	1.34	0.73
Distributions from and/or in Excess of:
Net Investment Income	(0.27)		(0.54)	(0.64)	(0.69)	(0.75)	(0.75)
Net Realized Gain	—		—	(0.15)	—	—	—
Total Distributions	(0.27)		(0.54)	(0.79)	(0.69)	(0.75)	(0.75)
Net Asset Value, End of Period	$11.56		$11.68	$11.70	$11.81	$11.83	$11.24
Total Return	1.34	%‡	4.57%	5.99%	6.01%	12.43%	6.79%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$105,542		$114,841	$211,260	$200,034	$176,849	$144,754
Ratio of Expenses to Average Net Assets (1)	0.71	%*	0.75%	0.75%	0.75%	0.73%	0.73%
Ratio of Net Investment Income to Average Net Assets	3.69	%*	3.04%	3.14%	4.44%	6.20%	6.78%
Portfolio Turnover Rate	100	%‡^	334%^	92%	110%	111%	62%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.71	%*	0.75%	0.75%	0.75%	0.72%	0.72%

†                                          Per share amount is based on average shares outstanding.

*                                         Annualized

‡                                          Not Annualized

^                                          The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005

Financial Highlights

Investment Grade Fixed Income Portfolio

	Institutional Class
	Six Months Ended
	March 31, 2005		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.57		$11.54	$11.57	$11.32	$10.67	$10.74
Income (Loss) from Investment Operations
Net Investment Income	0.21	†	0.34 †	0.34 †	0.47 †	0.68	0.78
Net Realized and Unrealized Gain (Loss) on Investments	(0.04)		0.14	0.23	0.39	0.70	(0.12)
Total from Investment Operations	0.17		0.48	0.57	0.86	1.38	0.66
Distributions from and/or in Excess of:
Net Investment Income	(0.27)		(0.45)	(0.55)	(0.61)	(0.73)	(0.73)
Net Realized Gain	(0.14)		—	(0.05)	—	—	—
Total Distributions	(0.41)		(0.45)	(0.60)	(0.61)	(0.73)	(0.73)
Net Asset Value, End of Period	$11.33		$11.57	$11.54	$11.57	$11.32	$10.67
Total Return	1.49	%‡	4.36%	5.00%	7.93%	13.45%	6.48%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$533,774		$527,837	$569,593	$556,252	$278,657	$279,141
Ratio of Expenses to Average Net Assets (1)	0.51	%*	0.50%	0.51%	0.51%	0.50%	0.49%
Ratio of Net Investment Income to Average Net Assets	3.65	%*	2.94%	2.96%	4.15%	6.19%	6.99%
Portfolio Turnover Rate	139	%‡^	332%^	81%	93%	89%	43%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.51	%*	0.50%	0.51%	0.51%	0.50%	0.48%

	Adviser Class
	Six Months				May 20,
	Ended March				2002** to
	31, 2005		Year Ended September 30,		September
Selected Per Share Data and Ratios	(unaudited)		2004	2003	30, 2002
Net Asset Value, Beginning of Period	$11.56		$11.53	$11.57	$11.18
Income (Loss) from Investment Operations
Net Investment Income	0.20	†	0.32 †	0.32 †	0.34	†
Net Realized and Unrealized Gain (Loss) on Investments	(0.03)		0.14	0.22	0.15
Total from Investment Operations	0.17		0.46	0.54	0.49
Distributions from and/or in Excess of:
Net Investment Income	(0.26)		(0.43)	(0.53)	(0.10)
Net Realized Gain	(0.14)		—	(0.05)	—
Total Distributions	(0.40)		(0.43)	(0.58)	(0.10)
Net Asset Value, End of Period	$11.33		$11.56	$11.53	$11.57
Total Return	1.50	%‡	4.10	4.87%	4.40	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,181		$1,400	$1,581	$1,714
Ratio of Expenses to Average Net Assets (2)	0.66	%*	0.65%	0.66%	0.66	%*
Ratio of Net Investment Income to Average Net Assets (2)	3.58	%*	2.79%	2.81%	4.00	%*
Portfolio Turnover Rate	139	%‡^	332%^	81%	93	%‡

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Distributor:
Expenses to Average Net Assets	0.76	%*	0.75%	0.76%	0.76	%*
Net Investment Income to Average Net Assets	3.48	%*	2.69%	2.71%	3.90	%*
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.66	%*	0.65%	0.66%	0.66	%*

†                                          Per share amount is based on average shares outstanding.

‡                                          Not Annualized.

*                                         Annualized

**                                  Initial offering of Adviser Class shares.

^                                          The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005

Financial Highlights

U.S. Core Fixed Income Portfolio

	Institutional Class
	Six Months Ended
	March 31, 2005		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.26		$11.26	$11.46	$11.15	$10.46	$10.55
Income (Loss) from Investment Operations
Net Investment Income	0.20	†	0.33 †	0.32 †	0.44 †	0.65 †	0.71 †
Net Realized and Unrealized Gain (Loss) on Investments	(0.04)		0.14	0.19	0.42	0.73	(0.12)
Total from Investment Operations	0.16		0.47	0.51	0.86	1.38	0.59
Distributions from and/or in Excess of:
Net Investment Income	(0.25)		(0.47)	(0.51)	(0.55)	(0.69)	(0.68)
Net Realized Gain	(0.19)		—	(0.20)	—	—	—
Total Distributions	(0.44)		(0.47)	(0.71)	(0.55)	(0.69)	(0.68)
Net Asset Value, End of Period	$10.98		$11.26	$11.26	$11.46	$11.15	$10.46
Total Return	1.46	%‡	4.33%	4.61%	7.98%	13.68%	5.88%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$241,341		$226,555	$320,036	$310,546	$195,467	$181,884
Ratio of Expenses to Average Net Assets (1)	0.50	%*	0.50%	0.50%	0.50%	0.51%	0.51%
Ratio of Net Investment Income to Average Net Assets (1)	3.58	%*	2.94%	2.82%	3.89%	6.04%	6.86%
Portfolio Turnover Rate	132	%‡^	371%^	109%	86%	86%	51%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.55	%*	0.52%	0.51%	0.53%	N/A	0.51%
Net Investment Income to Average Net Assets	3.53	%*	2.92%	2.81%	3.86%	N/A	6.85%
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.50	%*	0.50%	0.50%	0.50%	0.50%	0.50%

	Adviser Class
	Six Months Ended
	March 31, 2005		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.21		$11.22	$11.42	$11.10	$10.43	$10.53
Income (Loss) from Investment Operations
Net Investment Income	0.18	†	0.30 †	0.29 †	0.41 †	0.62 †	0.68 †
Net Realized and Unrealized Gain (Loss) on Investments	(0.04)		0.14	0.19	0.43	0.72	(0.11)
Total from Investment Operations	0.14		0.44	0.48	0.84	1.34	0.57
Distributions from and/or in Excess of:
Net Investment Income	(0.24)		(0.45)	(0.48)	(0.52)	(0.67)	(0.67)
Net Realized Gain	(0.19)		—	(0.20)	—	—	—
Total Distributions	(0.43)		(0.45)	(0.68)	(0.52)	(0.67)	(0.67)
Net Asset Value, End of Period	$10.92		$11.21	$11.22	$11.42	$11.10	$10.43
Total Return	1.24	%‡	4.12%	4.28%	7.85%	13.29%	5.68%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,014		$9,564	$10,585	$9,054	$4,635	$1,625
Ratio of Expenses to Average Net Assets (2)	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.76%
Ratio of Net Investment Income to Average Net Assets (2)	3.33	%*	2.69%	2.57%	3.64%	5.72%	6.61%
Portfolio Turnover Rate	132	%‡^	371%^	109%	86%	86%	51%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.80	%*	0.77%	0.76%	0.78%	N/A	0.76%
Net Investment Income to Average Net Assets	3.28	%*	2.67%	2.56%	3.61%	N/A	6.60%
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.75%

†                                          Per share amount is based on average shares outstanding.

‡                                          Not Annualized

*                                         Annualized

^                                          The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005

Financial Highlights

High Yield Portfolio

	Institutional Class
	Six Months Ended
	March 31, 2005		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$5.59		$5.30	$4.41	$5.75	$7.86	$8.77
Income (Loss) from Investment Operations
Net Investment Income	0.20	†	0.42 †	0.43 †	0.54 †	0.78 †	0.89 †
Net Realized and Unrealized Gain (Loss) on Investments	(0.12)		0.20	0.77	(1.16)	(1.95)	(0.88)
Total from Investment Operations	0.08		0.62	1.20	(0.62)	(1.17)	0.01
Distributions from and/or in Excess of:
Net Investment Income	(0.28)		(0.33)	(0.31)	(0.72)	(0.94)	(0.92)
Net Asset Value, End of Period	$5.39		$5.59	$5.30	$4.41	$5.75	$7.86
Total Return	1.37	%‡	12.11%	28.68%	(12.33)%	(16.27)%	(0.22)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$212,268		$314,440	$330,990	$366,956	$583,110	$848,507
Ratio of Expenses to Average Net Assets (1)	0.62	%*	0.61%	0.61%	0.59%	0.57%	0.56%
Ratio of Net Investment Income to Average Net Assets	7.25	%*	7.70%	9.05%	10.13%	11.44%	10.50%
Portfolio Turnover Rate	26	%‡	89%	97%	79%	67%	55%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.62	%*	0.61%	0.60%	0.58%	0.56%	0.55%

	Investment Class
	Six Months Ended
	March 31, 2005		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$5.62		$5.31	$4.41	$5.75	$7.87	$8.78
Income (Loss) from Investment Operations
Net Investment Income	0.20	†	0.41 †	0.45 †	0.53 †	0.77 †	0.88 †
Net Realized and Unrealized Gain (Loss) on Investments	(0.12)		0.21	0.76	(1.16)	(1.96)	(0.89)
Total from Investment Operations	0.08		0.62	1.21	(0.63)	(1.19)	(0.01)
Distributions from and/or in Excess of:
Net Investment Income	(0.27)		(0.31)	(0.31)	(0.71)	(0.93)	(0.90)
Net Asset Value, End of Period	$5.43		$5.62	$5.31	$4.41	$5.75	$7.87
Total Return	1.28	%‡	12.07%	28.69%	(12.54)%	(16.42)%	(0.40)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,144		$1,129	$1,329	$6,890	$9,603	$10,151
Ratio of Expenses to Average Net Assets (2)	0.77	%*	0.76%	0.76%	0.74%	0.72%	0.71%
Ratio of Net Investment Income to Average Net Assets	7.07	%*	7.55%	8.90%	9.98%	11.32%	10.43%
Portfolio Turnover Rate	26	%‡	89%	97%	79%	67%	55%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.77	%*	0.76%	0.75%	0.73%	0.71%	0.70%

†                                          Per share amount is based on average shares outstanding.

*                                         Annualized

‡                                          Not Annualized

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005

Financial Highlights

High Yield Portfolio

	Adviser Class
	Six Months Ended
	March 31, 2005		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$5.60		$5.31	$4.40	$5.72	$7.85	$8.76
Income (Loss) from Investment Operations
Net Investment Income	0.20	†	0.40 †	0.42 †	0.54 †	0.72 †	0.87 †
Net Realized and Unrealized Gain (Loss) on Investments	(0.13)		0.21	0.78	(1.15)	(1.92)	(0.88)
Total from Investment Operations	0.07		0.61	1.20	(0.61)	(1.20)	(0.01)
Distributions from and/or in Excess of:
Net Investment Income	(0.27)		(0.32)	(0.29)	(0.71)	(0.93)	(0.90)
Net Asset Value, End of Period	$5.40		$5.60	$5.31	$4.40	$5.72	$7.85
Total Return	1.24	%‡	11.86%	28.54%	(12.24)%	(16.62)%	(0.42)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,729		17,923	13,936	13,178	95,483	22,781
Ratio of Expenses to Average Net Assets (1)	0.87	%*	0.86%	0.86%	0.84%	0.83%	0.81%
Ratio of Net Investment Income to Average Net Assets	7.00	%*	7.45%	8.80%	9.88%	11.03%	10.34%
Portfolio Turnover Rate	26	%‡	89%	97%	79%	67%	55%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.87	%*	0.86%	0.85%	0.83%	0.82%	0.80%

†                                          Per share amount is based on average shares outstanding.

*                                         Annualized

‡                                          Not Annualized

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005

Financial Highlights

Intermediate Duration Portfolio

	Institutional Class
	Six Months Ended
	March 31, 2005		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.40		$10.49	$10.71	$10.37	$9.67	$9.77
Income (Loss) from Investment Operations
Net Investment Income	0.20	†	0.32 †	0.28 †	0.39 †	0.57	0.67 †
Net Realized and Unrealized Gain (Loss) on Investments	(0.19)		(0.01)	0.14	0.43	0.69	(0.19)
Total from Investment Operations	0.01		0.31	0.42	0.82	1.26	0.48
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.40)	(0.36)	(0.48)	(0.56)	(0.58)
Net Realized Gain	(0.03)		—	(0.28)	—	—	—
Total Distributions	(0.23)		(0.40)	(0.64)	(0.48)	(0.56)	(0.58)
Net Asset Value, End of Period	$10.18		$10.40	$10.49	$10.71	$10.37	$9.67
Total Return	0.10	%‡	3.06%	4.12%	8.12%	13.42%	5.84%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,090		$18,828	$23,991	$63,912	$50,814	$37,686
Ratio of Expenses to Average Net Assets (1)	0.52	%*	0.53%	0.54%	0.54%	0.54%	0.54%
Ratio of Net Investment Income to Average Net Assets	3.86	%*	3.07%	2.63%	3.73%	5.62%	6.95%
Portfolio Turnover Rate	105	%‡^	211%^	89%	61%	59%	76%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.52	%*	0.53%	0.54%	0.53%	0.54%	0.53%

	Investment Class
	Six Months Ended
	March 31, 2005		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.37		$10.46	$10.68	$10.35	$9.66	$9.77
Income (Loss) from Investment Operations
Net Investment Income	0.17	†	0.30 †	0.26 †	0.37 †	0.54	0.65 †
Net Realized and Unrealized Gain (Loss) on Investments	(0.17)		(0.01)	0.15	0.43	0.70	(0.23)
Total from Investment Operations	—		0.29	0.41	0.80	1.24	0.42
Distributions from and/or in Excess of:
Net Investment Income	(0.19)		(0.38)	(0.35)	(0.47)	(0.55)	(0.53)
Net Realized Gain	(0.03)		—	(0.28)	—	—	—
Total Distributions	(0.22)		(0.38)	(0.63)	(0.47)	(0.55)	(0.53)
Net Asset Value, End of Period	$10.15		$10.37	$10.46	$10.68	$10.35	$9.66
Total Return	0.04	%‡	2.86%	3.97%	8.02%	13.24%	5.68%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$210,225		$138,813	$99,441	$58,092	$35,094	$27,679
Ratio of Expenses to Average Net Assets (2)	0.67	%*	0.68%	0.69%	0.69%	0.69%	0.68%
Ratio of Net Investment Income to Average Net Assets	3.31	%*	2.92%	2.48%	3.58%	5.47%	6.81%
Portfolio Turnover Rate	105	%‡^	211%^	89%	61%	59%	76%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.67	%*	0.68%	0.69%	0.68%	0.69%	0.68%

†                                          Per share amount is based on average shares outstanding.

*                                         Annualized

‡                                          Not Annualized.

^                                          The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005

Financial Highlights

International Fixed Income Portfolio

	Institutional Class
	Six Months Ended
	March 31, 2005		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.24		$11.92	$9.88	$8.96	$8.88	$10.12
Income (Loss) from Investment Operations
Net Investment Income	0.13	†	0.28 †	0.38 †	0.39	0.28 †	0.35
Net Realized and Unrealized Gain (Loss) on Investments	0.59		0.63	1.66	0.53	0.04	(1.15)
Total from Investment Operations	0.72		0.91	2.04	0.92	0.32	(0.80)
Distributions from and/or in Excess of:
Net Investment Income	(0.69)		(1.59)	—	—	(0.24)	(0.27)
Net Realized Gain	—		—	—	—	—	(0.17)
Total Distributions	(0.69)		(1.59)	—	—	(0.24)	(0.44)
Net Asset Value, End of Period	$11.27		$11.24	$11.92	$9.88	$8.96	$8.88
Total Return	6.14	%‡	7.95%	20.65%	10.27%	3.63%	(8.23)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$183,136		$154,111	$114,932	$94,474	$77,363	$112,456
Ratio of Expenses to Average Net Assets (1)	0.57	%*	0.56%	0.56%	0.60%	0.55%	0.56%
Ratio of Net Investment Income to Average Net Assets	2.31	%*	2.52%	3.51%	3.44%	3.31%	3.76%
Portfolio Turnover Rate	21	%‡	15%	41%	38%	71%	91%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.57	%*	0.56%	0.56%	0.60%	0.55%	0.55%

†                                          Per share amount is based on average shares outstanding.

*                                         Annualized

‡                                          Not Annualized

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005

Financial Highlights

Limited Duration Portfolio

	Institutional Class
	Six Months Ended
	March 31, 2005		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.50		$10.65	$10.69	$10.59	$10.17	$10.18
Income (Loss) from Investment Operations
Net Investment Income	0.15	†	0.25 †	0.23 †	0.39	0.59	0.60
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)		(0.10)	0.05	0.14	0.42	(0.03)
Total from Investment Operations	0.01		0.15	0.28	0.53	1.01	0.57
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.28)	(0.27)	(0.43)	(0.59)	(0.58)
Net Realized Gain	—		(0.02)	(0.05)	—	—	—
Total Distributions	(0.16)		(0.30)	(0.32)	(0.43)	(0.59)	(0.58)
Net Asset Value, End of Period	$10.35		$10.50	$10.65	$10.69	$10.59	$10.17
Total Return	0.08	%‡	1.47%	2.65%	5.13%	10.23%	6.37%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,053,128		$957,367	$622,801	$429,937	$224,358	$177,776
Ratio of Expenses to Average Net Assets (1)	0.43	%*	0.42%	0.43%	0.44%	0.43%	0.42%
Ratio of Net Investment Income to Average Net Assets	2.92	%*	2.36%	2.17%	3.45%	5.67%	6.61%
Portfolio Turnover Rate	32	%‡^	135%^	68%	72%	59%	57%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.43	%*	0.42%	0.43%	0.44%	0.43%	0.41%

†                                          Per share amount is based on average shares outstanding.

*                                         Annualized

‡                                          Not Annualized

^                                          The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005

Financial Highlights

Municipal Portfolio

	Institutional Class
	Six Months Ended
	March 31, 2005		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$12.66		$12.53	$12.49	$12.14	$11.43	$11.39
Income (Loss) from Investment Operations
Net Investment Income	0.18	†	0.38 †	0.50 †	0.47	0.48	0.62
Net Realized and Unrealized Gain (Loss) on Investments	(0.13)		0.14	(0.01)	0.39	0.72	0.10
Total from Investment Operations	0.05		0.52	0.49	0.86	1.20	0.72
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.39)	(0.45)	(0.51)	(0.49)	(0.62)
Net Realized Gain	—		—	—	—	—	(0.06)
Total Distributions	(0.20)		(0.39)	(0.45)	(0.51)	(0.49)	(0.68)
Net Asset Value, End of Period	$12.51		$12.66	$12.53	$12.49	$12.14	$11.43
Total Return	0.36	%‡	4.02%	4.19%	7.27%	10.69%	6.66%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$436,998		$368,686	$313,999	$245,257	$164,504	$115,217
Ratio of Expenses to Average Net Assets (1)	0.50	%*	0.50%	0.50%	0.50%	0.51%	0.51%
Ratio of Net Investment Income to Average Net Assets (1)	2.92	%*	3.01%	4.01%	3.70%	4.03%	5.51%
Portfolio Turnover Rate	17	%‡	105%^	47%	72%	70%	82%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.51	%*	0.51%	0.51%	0.52%	0.51%	0.51%
Net Investment Income to Average Net Assets	2.91	%*	3.00%	4.00%	4.14%	4.65%	4.30%
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.50	%*	0.50%	0.50%	0.50%	0.50%	0.50%

†                                          Per share amount is based on average shares outstanding.

*                                         Annualized

‡                                          Not Annualized

^                                          The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005

Financial Highlights

Balanced Portfolio

	Institutional Class
	Six Months Ended
	March 31, 2005		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.90		$10.15	$8.78	$10.60	$13.37	$13.83
Income (Loss) from Investment Operations
Net Investment Income	0.13	†	0.18 †	0.21 †	0.25 †	0.35 †	0.44 †
Net Realized and Unrealized Gain (Loss) on Investments	0.42		0.78	1.47	(1.75)	(2.07)	1.45
Total from Investment Operations	0.55		0.96	1.68	(1.50)	(1.72)	1.89
Distributions from and/or in Excess of:
Net Investment Income	(0.19)		(0.21)	(0.31)	(0.32)	(0.38)	(0.46)
Net Realized Gain	—		—	—	—	(0.67)	(1.89)
Total Distributions	(0.19)		(0.21)	(0.31)	(0.32)	(1.05)	(2.35)
Net Asset Value, End of Period	$11.26		$10.90	$10.15	$8.78	$10.60	$13.37
Total Return	5.01	%‡	9.49%	19.48%	(14.60)%	(13.51)%	14.75%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$203,648		$203,889	$262,960	$250,796	$397,666	$505,078
Ratio of Expenses to Average Net Assets (1)	0.64	%*	0.62%	0.60%	0.59%	0.58%	0.58%
Ratio of Net Investment Income to Average Net Assets	2.37	%*	1.67%	2.17%	2.37%	2.98%	3.29%
Portfolio Turnover Rate	57	%‡^	208%^	84%	133%	157%	162%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.64	%*	0.62%	0.60%	0.59%	0.57%	0.57%

	Investment Class
	Six Months Ended
	March 31, 2005		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.89		$10.13	$8.76	$10.61	$13.37	$13.82
Income (Loss) from Investment Operations
Net Investment Income	0.12	†	0.17 †	0.18 †	0.23 †	0.34 †	0.42 †
Net Realized and Unrealized Gain (Loss) on Investments	0.41		0.78	1.48	(1.78)	(2.08)	1.45
Total from Investment Operations	0.53		0.95	1.66	(1.55)	(1.74)	1.87
Distributions from and/or in Excess of:
Net Investment Income	(0.18)		(0.19)	(0.29)	(0.30)	(0.35)	(0.43)
Net Realized Gain	—		—	—	—	(0.67)	(1.89)
Total Distributions	(0.18)		(0.19)	(0.29)	(0.30)	(1.02)	(2.32)
Net Asset Value, End of Period	$11.24		$10.89	$10.13	$8.76	$10.61	$13.37
Total Return	4.94	%‡	9.43%	19.28%	(15.03)%	(13.65)%	14.59%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,367		$3,117	$8,209	$4,925	$6,284	$8,085
Ratio of Expenses to Average Net Assets (2)	0.79	%*	0.77%	0.75%	0.74%	0.73%	0.73%
Ratio of Net Investment Income to Average Net Assets	2.21	%*	1.59%	2.02%	2.22%	2.83%	3.13%
Portfolio Turnover Rate	57	%‡^	208%^	84%	133%	157%	162%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.79	%*	0.77%	0.75%	0.74%	0.72%	0.72%

†                                          Per share amount is based on average shares outstanding.

‡                                          Not Annualized.

*                                         Annualized

^                                          The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

March 31, 2005

Financial Highlights

Balanced Portfolio

	Adviser Class
	Six Months Ended
	March 31, 2005		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.88		$10.13	$8.77	$10.57	$13.34	$13.80
Income (Loss) from Investment Operations
Net Investment Income	0.12	†	0.15 †	0.18 †	0.22 †	0.33 †	0.41 †
Net Realized and Unrealized Gain (Loss) on Investments	0.41		0.78	1.46	(1.74)	(2.09)	1.44
Total from Investment Operations	0.53		0.93	1.64	(1.52)	(1.76)	1.85
Distributions from and/or in Excess of:
Net Investment Income	(0.17)		(0.18)	(0.28)	(0.28)	(0.34)	(0.42)
Net Realized Gain	—		—	—	—	(0.67)	(1.89)
Total Distributions	(0.17)		(0.18)	(0.28)	(0.28)	(1.01)	(2.31)
Net Asset Value, End of Period	$11.24		$10.88	$10.13	$8.77	$10.57	$13.34
Total Return	4.86	%‡	9.27%	19.12%	(14.76)%	(13.79)%	14.46%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$38,101		$57,322	$59,254	$51,761	$57,172	$33,928
Ratio of Expenses to Average Net Assets (1)	0.89	%*	0.87%	0.85%	0.84%	0.84%	0.83%
Ratio of Net Investment Income to Average Net Assets	2.15	%*	1.42%	1.92%	2.12%	2.77%	3.04%
Portfolio Turnover Rate	57	%‡^	208%^	84%	133%	157%	162%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.89	%*	0.87%	0.85%	0.84%	0.83%	0.82%

†                                          Per share amount is based on average shares outstanding.

‡                                          Not Annualized.

*                                         Annualized

^                                          The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report March 31, 2005 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust (“MSIFT” or the “Fund”) is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund is comprised of seventeen active portfolios. The accompanying financial statements and financial highlights are those of the Core Plus Fixed Income, Investment Grade Fixed Income, U.S. Core Fixed Income, High Yield, Intermediate Duration, International Fixed Income, Limited Duration, Municipal and Balanced Portfolios, all of which except the International Fixed Income Portfolio are considered diversified for purposes of the 1940 Act (each referred to as a “Portfolio”). The financial statements of the remaining portfolios of the Fund are presented separately.

The Fund offers up to three different classes of shares for certain Portfolios — Institutional Class shares, Investment Class shares and Adviser Class shares. Each class of shares has identical voting rights (except shareholders of each Class have exclusive voting rights regarding any matter relating solely to that particular Class of shares), dividend, liquidation and other rights.

A. Significant Accounting Policies. The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.         Security Valuation:    Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific security. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value as of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees.

2.         Repurchase Agreements: Each Portfolio may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. Any such joint repurchase agreement is covered by the same collateral requirements as discussed above.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Notes to Financial Statements (cont’d)

3.         Futures: Financial futures contracts (secured by cash and securities deposited with brokers as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statements of Operations. “Due from (to) Broker” includes initial margin and variation margin, as stated in the Statement of Assets & Liabilities. Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities. Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Assets & Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

4.         Securities Sold Short: Each Portfolio may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at their market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio’s obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid high grade debt obligations. In addition, the Portfolio will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

5.         Swap Agreements: Each Portfolio may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in “Due from (to) Broker” on the Statement of Assets & Liabilities. The following summarizes swaps entered into by the Portfolios:

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statements of Operations as an adjustment to interest income. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statements of Operations as an adjustment to interest income. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statements of Operations.

Realized gains or losses on maturity or termination of swaps are presented in the Statements of Operations. Because there is no organized market for these swap agreements, the

2005 Semi-Annual Report March 31, 2005 (unaudited)

Notes to Financial Statements (cont’d)

unrealized gain/loss reported in the Statement of Assets & Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net payments to be received, if any, at the date of default.

6.         Structured Investments: Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, equity securities or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

7.         Delayed Delivery Commitments: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations. Such transactions may give rise to a form of leverage. This can cause a Portfolio to be more volatile than if it had not been leveraged, as leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s portfolio securities.

8.         Foreign Currency Translation and Foreign Currency Exchange Contracts: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio (except the U.S. Core Fixed Income and Limited Duration Portfolios) may enter into foreign currency exchange contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statements of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Certain Portfolios’ net assets include foreign denominated securities and currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation, regulation of foreign securities markets and the possibility of political or economic instability.

9.         Purchased and Written Options: Certain Portfolios may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Notes to Financial Statements (cont’d)

By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, a Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

Certain Portfolios may purchase call and put options on their portfolio securities or other financial instruments. Each Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. Each Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

10.  Other:  Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Interest income is recognized on the accrual basis.

Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Investment Advisory Fees.  Under the terms of an Investment Advisory Agreement, each Portfolio has agreed to pay Morgan Stanley Investment Management Inc. (“MSIM”, formerly Morgan Stanley Investments LP, or the “Adviser”), wholly-owned by indirect subsidiaries of Morgan Stanley, for investment advisory services performed at a fee calculated by applying a quarterly rate based on the annual percentage rate listed below, to each Portfolio’s average daily net assets for the quarter.

	Annual	Voluntary Expense Limitations
	Investment	Institutional	Investment	Adviser
Portfolio	Advisory Fee	Class	Class	Class
Core Plus Fixed Income(1)	0.375%	—%	—%	—%
Investment Grade Fixed Income	0.375	—	—	—
U.S. Core Fixed Income	0.375	0.500	—	0.750
High Yield(2)	0.450	—	—	—
Intermediate Duration	0.375	—	—	—
International Fixed Income	0.375	—	—	—
Limited Duration	0.300	—	—	—
Municipal	0.375	0.500	—	—
Balanced	0.450	—	—	—

(1)     Effective November 1, 2004, the annual investment advisory fee for the Core Plus Fixed Income Portfolio was reduced to 0.375% for the first $1 billion of average daily net assets and 0.300% for average daily net assets over $1 billion.

(2)     Effective November 1, 2004, the annual investment advisory fee for the High Yield Portfolio was reduced to 0.450% for the first $1.5 billion of average daily net assets and 0.400% for average daily net assets over $1.5 billion. Effective June 1, 2005 the investment advisory fee will be further reduced to the following percentages of average daily net assets: 0.420% for the first $0.5 billion, 0.345% for the next $0.25 billion, 0.295% for the next $0.25 billion, 0.270% for next $1.0 billion, 0.245% for the next $1.0 billion, and 0.220% for average daily net assets over $3.0 billion.

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios for certain expenses so that annual operating expenses, after giving effect to custody fee offsets, will not exceed voluntary expense limitations established for each class of shares as presented in the table above.

Morgan Stanley Investment Management Limited (“MSIM Limited”) serves as Sub-Adviser to the International Fixed Income and Balanced Portfolios. MSIM Limited is a wholly-owned subsidiary of Morgan Stanley. Under an Investment Sub-Advisory Agreement with the Adviser, MSIM Limited, subject to the control and supervision of the Fund, its officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Portfolios, makes certain day-to-day investment decisions for the Portfolios and places certain of the Portfolios’ purchase and sales orders. The Adviser pays MSIM Limited on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolios.

C. Administration Fees.  MSIM (the “Administrator”) serves as Administrator to the Fund Pursuant to an Amended and Restated Administration Agreement effective November 1, 2004. Under its Amended and Restated Administration Agreement with the Fund, MSIM receives an annual fee, accrued daily and payable monthly, of 0.08% of each Portfolio’s average daily net assets.  Administration cost, (including)

2005 Semi-Annual Report March 31, 2005 (unaudited)

Notes to Financial Statements (cont’d)

out-of-pocket expenses incurred in the ordinary course of providing services under the agreement, which were previously borne by the Fund), except pricing services and extraordinary expenses, will now be covered under the Administration Fee. Transfer Agency expenses will no longer be paid by MSIM, but will be borne by the Fund. J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, provides fund accounting and other services pursuant to a sub-administration agreement with MSIM and receives compensation for these services.

Prior to November 1, 2004, MSIM served as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MSIM received an annual fee, accrued daily and payable monthly, of 0.08% of each Portfolio’s average daily net assets, plus reimbursement of out-of-pocket expenses.

D. Distribution and Shareholder Servicing Fees. Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor for the Fund. MSDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares. The Distributor provides all classes of shares in each Portfolio with distribution services, and receives fees in connection with these services, pursuant to separate Distribution and Shareholder Servicing Plans (the “Plans”) in accordance with Rule 12b-1 under the Investment Company Act of 1940.

Under the Plans, the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. The Adviser Class of shares pays an annual distribution fee of 0.25% of average net assets of the class for such services under the 12b-1 plan adopted by the Fund. The Investment Class of shares pays an annual shareholder servicing fee of 0.15% of average net assets of the class. The shareholder servicing fee is used to support the expenses associated with servicing and maintaining accounts. Both fees are paid directly to MSDI. The distribution fee may be retained by MSDI if an Adviser Class shareholder invests directly through MSDI. Usually the fees are paid by MSDI to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute MSIFT Portfolios to the public. The Distributor has voluntarily agreed to waive 0.10% of the 0.25% distribution fee it is entitled to receive from the Adviser Class Shares’ average daily net assets for the Investment Grade Fixed Income Portfolio.

E. Custodian Fees.  JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Portfolios have entered into an arrangement with their custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses. These custodian credits are shown as “expense offset” on the Statements of Operations.

F. Transfer Agency Fees.  JPMIS, a corporate affiliate of JPMorgan Chase Bank serves as Transfer Agent to the Fund pursuant to a Transfer Agency Agreement.  Prior to November 1, 2004, the Transfer Agency expenses were borne by MSIM.

G. Portfolio Investment Activity.

1.         Purchases and Sales of Securities. For the six months ended March 31, 2005, purchases and sales of investment securities other than temporary cash investments and long-term U.S. government securities were:

Portfolio	Purchases	Sales
	(000)	(000)
Core Plus Fixed Income	$2,480,826	$2,815,593
Investment Grade Fixed Income	779,329	864,876
U.S. Core Fixed Income	327,497	354,033
High Yield	76,834	176,908
Intermediate Duration	171,418	161,186
International Fixed Income	66,676	31,368
Limited Duration	375,746	261,723
Municipal	99,328	13,067
Balanced	137,895	178,490

For the six months ended March 31, 2005, purchases and sales of long-term U.S. government securities were:

Portfolio	Purchases	Sales
	(000)	(000)
Core Plus Fixed Income	$254,981	$109,688
Investment Grade Fixed Income	65,702	8,064
U.S. Core Fixed Income	29,289	15,828
Intermediate Duration	37,886	15,439
Limited Duration	14,842	47,405
Municipal	70,501	57,998
Balanced	10,842	8,904

2.         Transactions with Affiliates: During the six months ended March 31, 2005, the Balanced Portfolio paid brokerage commissions of approximately $573 to Morgan Stanley & Co., an affiliated broker/dealer.

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Notes to Financial Statements (cont’d)

3.         Swap Agreements:  At March 31, 2005, the following Portfolios had open Swap Agreements:

						Net Unrealized
Counterparty	Termination Date	Notional Amount	Type	Pay	Receive	Appreciation (Depreciation)
		(000)				(000)
Core Plus Fixed Income Portfolio
Bank of America	4/27/05	$38,200	TRS	3 month LIBOR	Index Return(1)	$(670)
	5/25/05	37,600	TRS	3 month LIBOR less 25 bps	Index Return(1)	(618)
	8/15/19	63,850	ZCS	at maturity	compounded 3 month LIBOR	291
	2/15/22	33,000	ZCS	at maturity	compounded 3 month LIBOR	113
	5/16/22	53,850	ZCS	at maturity	compounded 3 month LIBOR	227
	5/16/22	38,450	ZCS	at maturity	compounded 3 month LIBOR	308
Citigroup	2/15/19	42,850	ZCS	at maturity	compounded 3 month LIBOR	240
	5/15/19	10,200	ZCS	at maturity	compounded 3 month LIBOR less 7.125 bps	(92)
	11/15/19	5,000	ZCS	at maturity	compounded 3 month LIBOR less 7.9 bps	(80)
	2/15/20	15,250	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	229
	2/15/20	15,250	ZCS	at maturity	compounded 3 month LIBOR less 2.75 bps	221
	2/15/20	53,000	ZCS	at maturity	compounded 3 month LIBOR less 4.14 bps	440
	2/15/20	52,000	ZCS	at maturity	compounded 3 month LIBOR less 4.882 bps	323
	5/15/20	22,000	ZCS	at maturity	compounded 3 month LIBOR less 9.75 bps	391
	5/15/20	25,725	ZCS	at maturity	compounded 3 month LIBOR less 6.0 bps	(33)
	5/15/20	117,850	ZCS	at maturity	compounded 3 month LIBOR less 5.75 bps	(651)
	5/15/20	20,350	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	(19)
	8/15/20	18,000	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(185)
	2/15/21	8,250	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(165)
	5/15/21	10,000	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(267)
	5/15/21	9,500	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(262)
	5/15/21	9,700	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(242)
	5/15/21	10,440	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(295)
	5/15/21	46,300	ZCS	at maturity	compounded 3 month LIBOR less 3.75 bps	(242)
	5/15/21	23,150	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	(12)
	5/15/21	23,100	ZCS	at maturity	compounded 3 month LIBOR less 3.0 bps	703
	5/15/21	16,000	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	644
	11/15/21	23,150	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	(196)
	11/15/21	23,150	ZCS	at maturity	compounded 3 month LIBOR less 4.25 bps	(203)
	2/15/22	14,500	ZCS	at maturity	compounded 3 month LIBOR less 10.0 bps	157
	8/15/22	3,500	ZCS	at maturity	compounded 3 month LIBOR less 7.0 bps	(103)
	8/15/22	12,000	ZCS	at maturity	compounded 3 month LIBOR less 10.0 bps	155
	2/15/23	11,750	ZCS	at maturity	compounded 3 month LIBOR less 11.5 bps	72
	2/15/23	20,000	ZCS	at maturity	compounded 3 month LIBOR less 12.0 bps	(230)
Credit Suisse First Boston	5/15/16	25,000	ZCS	at maturity	compounded 3 month LIBOR	220
	2/15/17	24,500	ZCS	at maturity	compounded 3 month LIBOR	667
	8/15/18	11,500	ZCS	at maturity	compounded 3 month LIBOR	(272)
	2/15/19	9,100	ZCS	at maturity	compounded 3 month LIBOR	92
	8/15/19	21,000	ZCS	at maturity	compounded 3 month LIBOR	(539)
	8/15/19	24,000	ZCS	at maturity	compounded 3 month LIBOR	(559)
	11/15/19	11,500	ZCS	at maturity	compounded 3 month LIBOR	(317)
	2/15/21	41,000	ZCS	at maturity	compounded 3 month LIBOR	(1,163)
	5/15/21	69,450	ZCS	at maturity	compounded 3 month LIBOR	(632)
	5/15/21	69,300	ZCS	at maturity	compounded 3 month LIBOR	(23)
	5/15/21	23,100	ZCS	at maturity	compounded 3 month LIBOR	307
	11/15/23	23,500	ZCS	at maturity	compounded 3 month LIBOR	185
Deutsche Bank	11/14/07	5,000	CDS	fixed rate of 1.20%	upon the occurrence of a negative credit event (2)	(56)
Goldman Sachs	2/15/20	9,700	ZCS	at maturity	compounded 3 month LIBOR	(227)
	2/15/20	17,700	ZCS	at maturity	compounded 3 month LIBOR	121
	2/15/20	7,275	ZCS	at maturity	compounded 3 month LIBOR	49
	5/15/20	10,000	ZCS	at maturity	compounded 3 month LIBOR	134
	8/15/20	21,000	ZCS	at maturity	compounded 3 month LIBOR	311

2005 Semi-Annual Report March 31, 2005 (unaudited)

Notes to Financial Statements (cont’d)

						Net Unrealized
Counterparty	Termination Date	Notional Amount	Type	Pay	Receive	Appreciation (Depreciation)
		(000)				(000)
Core Plus Fixed Income Portfolio (cont’d)
Goldman Sachs	2/15/21	$15,500	ZCS	at maturity	compounded 3 month LIBOR	$(71)
	11/15/21	23,100	ZCS	at maturity	compounded 3 month LIBOR	(14)
	11/15/21	40,525	ZCS	at maturity	compounded 3 month LIBOR	(361)
	8/15/22	18,000	ZCS	at maturity	compounded 3 month LIBOR	(460)
	11/15/22	23,100	ZCS	at maturity	compounded 3 month LIBOR	576
Merrill Lynch	3/20/10	4,000	CDS	fixed rate of 0.93%	upon the occurrence of a negative credit event(3)	97
						(1,986)
Investment Grade Fixed Income Portfolio
Bank of America	4/27/05	16,300	TRS	3 month LIBOR	Index Return(1)	(286)
	8/15/19	12,000	ZCS	at maturity	compounded 3 month LIBOR	55
	2/15/22	6,500	ZCS	at maturity	compounded 3 month LIBOR	22
	5/16/22	11,800	ZCS	at maturity	compounded 3 month LIBOR	50
	5/16/22	12,600	ZCS	at maturity	compounded 3 month LIBOR	101
Citigroup	2/15/19	12,000	ZCS	at maturity	compounded 3 month LIBOR	67
	5/15/19	5,100	ZCS	at maturity	compounded 3 month LIBOR less 7.125 bps	(46)
	11/15/19	2,000	ZCS	at maturity	compounded 3 month LIBOR less 7.9 bps	(32)
	2/15/20	4,600	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	69
	2/15/20	4,600	ZCS	at maturity	compounded 3 month LIBOR less 2.75 bps	67
	2/15/20	16,100	ZCS	at maturity	compounded 3 month LIBOR less 4.14 bps	134
	2/15/20	6,425	ZCS	at maturity	compounded 3 month LIBOR less 4.882 bps	40
	5/15/20	3,500	ZCS	at maturity	compounded 3 month LIBOR less 9.75 bps	62
	5/15/20	3,425	ZCS	at maturity	compounded 3 month LIBOR less 6.0 bps	(4)
	5/15/20	2,950	ZCS	at maturity	compounded 3 month LIBOR less 5.75 bps	(16)
	5/15/20	6,150	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	(6)
	8/15/20	3,400	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(35)
	2/15/21	1,500	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(30)
	5/15/21	16,000	ZCS	at maturity	compounded 3 month LIBOR less 8.0 bps	(378)
	5/15/21	2,700	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(65)
	5/15/21	2,700	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(62)
	5/15/21	5,000	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(133)
	5/15/21	1,850	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(51)
	5/15/21	1,950	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(49)
	5/15/21	2,040	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(58)
	5/15/21	7,200	ZCS	at maturity	compounded 3 month LIBOR less 3.75 bps	(38)
	5/15/21	3,600	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	(2)
	5/15/21	3,475	ZCS	at maturity	compounded 3 month LIBOR less 3.0 bps	106
	5/15/21	5,000	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	201
	11/15/21	3,600	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	(30)
	11/15/21	5,350	ZCS	at maturity	compounded 3 month LIBOR less 3.7 bps	(61)
	11/15/21	3,600	ZCS	at maturity	compounded 3 month LIBOR less 4.25 bps	(31)
	2/15/22	3,000	ZCS	at maturity	compounded 3 month LIBOR less 10.0 bps	32
	8/15/22	2,200	ZCS	at maturity	compounded 3 month LIBOR less 7.0 bps	(65)
	8/15/22	3,500	ZCS	at maturity	compounded 3 month LIBOR less 10.0 bps	45
	2/15/23	5,000	ZCS	at maturity	compounded 3 month LIBOR less 11.5 bps	31
	2/15/23	7,000	ZCS	at maturity	compounded 3 month LIBOR less 12.0 bps	(81)
Credit Suisse First Boston	5/15/16	8,000	ZCS	at maturity	compounded 3 month LIBOR	70
	2/15/17	5,000	ZCS	at maturity	compounded 3 month LIBOR	136
	8/15/18	3,950	ZCS	at maturity	compounded 3 month LIBOR	(93)
	2/15/19	6,000	ZCS	at maturity	compounded 3 month LIBOR	61
	5/15/19	1,000	ZCS	at maturity	compounded 3 month LIBOR	7
	8/15/19	4,750	ZCS	at maturity	compounded 3 month LIBOR	(119)
	8/15/19	4,750	ZCS	at maturity	compounded 3 month LIBOR	(111)
	11/15/19	3,950	ZCS	at maturity	compounded 3 month LIBOR	(109)

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Notes to Financial Statements (cont’d)

						Net Unrealized
Counterparty	Termination Date	Notional Amount	Type	Pay	Receive	Appreciation (Depreciation)
		(000)				(000)
Investment Grade Fixed Income Portfolio (cont’d)
Credit Suisse First Boston	2/15/21	$9,350	ZCS	at maturity	compounded 3 month LIBOR	$(265)
	5/15/21	10,800	ZCS	at maturity	compounded 3 month LIBOR	(105)
	5/15/21	10,425	ZCS	at maturity	compounded 3 month LIBOR	(4)
	5/15/21	3,475	ZCS	at maturity	compounded 3 month LIBOR	46
	11/15/23	5,000	ZCS	at maturity	compounded 3 month LIBOR	39
Goldman Sachs	2/15/20	1,950	ZCS	at maturity	compounded 3 month LIBOR	(18)
	2/15/20	1,200	ZCS	at maturity	compounded 3 month LIBOR	8
	2/15/20	2,550	ZCS	at maturity	compounded 3 month LIBOR	17
	5/15/20	675	ZCS	at maturity	compounded 3 month LIBOR	9
	8/15/20	11,000	ZCS	at maturity	compounded 3 month LIBOR	163
	2/15/21	2,500	ZCS	at maturity	compounded 3 month LIBOR	(76)
	11/15/21	3,475	ZCS	at maturity	compounded 3 month LIBOR	(2)
	11/15/21	6,325	ZCS	at maturity	compounded 3 month LIBOR	(56)
	8/15/22	3,400	ZCS	at maturity	compounded 3 month LIBOR	(55)
	11/15/22	3,475	ZCS	at maturity	compounded 3 month LIBOR	87
Merrill Lynch	3/20/10	1,000	CDS	fixed rate of 0.93%	upon the occurrence of a negative credit event(3)	24
						(823)
U.S. Core Fixed Income Portfolio
Bank of America	4/27/05	7,200	TRS	3 month LIBOR	Index Return(1)	(126)
	8/15/19	5,650	ZCS	at maturity	compounded 3 month LIBOR	26
	8/15/19	10,700	ZCS	at maturity	compounded 3 month LIBOR	47
	2/15/22	3,300	ZCS	at maturity	compounded 3 month LIBOR	11
	5/16/22	5,750	ZCS	at maturity	compounded 3 month LIBOR	24
	5/16/22	5,100	ZCS	at maturity	compounded 3 month LIBOR	41
Citigroup	2/15/19	5,650	ZCS	at maturity	compounded 3 month LIBOR	32
	11/15/19	1,150	ZCS	at maturity	compounded 3 month LIBOR less 7.9 bps	(19)
	2/15/20	1,325	ZCS	at maturity	compounded 3 month LIBOR less 2.75 bps	19
	2/15/20	1,325	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	26
	5/15/20	1,750	ZCS	at maturity	compounded 3 month LIBOR less 9.75 bps	31
	5/15/20	3,500	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	(3)
	5/15/20	9,750	ZCS	at maturity	compounded 3 month LIBOR less 5.75 bps	(54)
	5/15/20	1,650	ZCS	at maturity	compounded 3 month LIBOR less 6.0 bps	(2)
	8/15/20	2,000	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(21)
	2/15/21	1,500	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(30)
	5/15/21	4,500	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(120)
	5/15/21	2,000	ZCS	at maturity	compounded 3 month LIBOR less 8.0 bps	(47)
	5/15/21	1,500	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(36)
	5/15/21	1,500	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(34)
	5/15/21	1,190	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(34)
	5/15/21	1,090	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(30)
	5/15/21	1,150	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(29)
	5/15/21	4,350	ZCS	at maturity	compounded 3 month LIBOR less 3.75 bps	(23)
	5/15/21	2,175	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	(1)
	5/15/21	2,200	ZCS	at maturity	compounded 3 month LIBOR less 3.0 bps	67
	5/15/21	6,750	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	272
	11/15/21	2,175	ZCS	at maturity	compounded 3 month LIBOR less 4.25 bps	(19)
	11/15/21	2,175	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	(18)
	2/15/22	1,000	ZCS	at maturity	compounded 3 month LIBOR less 10.0 bps	11
	8/15/22	1,900	ZCS	at maturity	compounded 3 month LIBOR less 7.0 bps	(56)
	8/15/22	2,000	ZCS	at maturity	compounded 3 month LIBOR less 10.0 bps	26
	2/15/23	1,500	ZCS	at maturity	compounded 3 month LIBOR less 12.0 bps	(17)
	2/15/23	1,000	ZCS	at maturity	compounded 3 month LIBOR less 11.5 bps	6

2005 Semi-Annual Report March 31, 2005 (unaudited)

Notes to Financial Statements (cont’d)

						Net Unrealized
Counterparty	Termination Date	Notional Amount	Type	Pay	Receive	Appreciation (Depreciation)
		(000)				(000)
U.S. Core Fixed Income Portfolio (cont’d)
Credit Suisse First Boston	5/15/16	$1,000	ZCS	at maturity	compounded 3 month LIBOR	$9
	2/15/17	2,000	ZCS	at maturity	compounded 3 month LIBOR	54
	8/15/18	1,850	ZCS	at maturity	compounded 3 month LIBOR	(44)
	2/15/19	2,750	ZCS	at maturity	compounded 3 month LIBOR	28
	5/15/19	1,000	ZCS	at maturity	compounded 3 month LIBOR	7
	8/15/19	2,000	ZCS	at maturity	compounded 3 month LIBOR	(50)
	8/15/19	2,000	ZCS	at maturity	compounded 3 month LIBOR	(47)
	11/15/19	1,850	ZCS	at maturity	compounded 3 month LIBOR	(51)
	2/15/21	3,600	ZCS	at maturity	compounded 3 month LIBOR	(102)
	5/15/21	2,200	ZCS	at maturity	compounded 3 month LIBOR	29
	11/15/23	2,750	ZCS	at maturity	compounded 3 month LIBOR	22
Goldman Sachs	2/15/20	1,150	ZCS	at maturity	compounded 3 month LIBOR	(11)
	2/15/20	1,100	ZCS	at maturity	compounded 3 month LIBOR	7
	2/15/20	1,175	ZCS	at maturity	compounded 3 month LIBOR	8
	5/15/20	675	ZCS	at maturity	compounded 3 month LIBOR	9
	2/15/21	500	ZCS	at maturity	compounded 3 month LIBOR	(2)
	11/15/21	3,800	ZCS	at maturity	compounded 3 month LIBOR	(34)
	11/15/21	2,200	ZCS	at maturity	compounded 3 month LIBOR	(1)
	8/15/22	2,000	ZCS	at maturity	compounded 3 month LIBOR	(32)
	11/15/22	2,200	ZCS	at maturity	compounded 3 month LIBOR	55
						(226)
Intermediate Duration Portfolio
Bank of America	4/27/05	5,000	TRS	3 month LIBOR	Index Return(1)	(88)
Limited Duration Portfolio
Citigroup	2/28/07	30,000	IRS	3 month LIBOR	Fixed Rate of 3.842%	(181)
	3/31/07	10,000	IRS	3 month LIBOR	Fixed Rate of 4.276%	12
						(169)
Municipal Portfolio
Bank of America	8/15/19	10,000	ZCS	at maturity	compounded 3 month LIBOR	46
	2/15/21	50,000	ZCS	at maturity	compounded 3 month LIBOR	427
	2/15/22	7,550	ZCS	at maturity	compounded 3 month LIBOR	26
	5/16/22	11,000	ZCS	at maturity	compounded 3 month LIBOR	46
	5/16/22	10,400	ZCS	at maturity	compounded 3 month LIBOR	83
Citigroup	2/15/19	10,000	ZCS	at maturity	compounded 3 month LIBOR	56
	5/15/19	5,000	ZCS	at maturity	compounded 3 month LIBOR less 7.125 bps	(45)
	5/15/20	8,000	ZCS	at maturity	compounded 3 month LIBOR less 9.75 bps	142
	8/15/20	5,000	ZCS	at maturity	compounded 3 month LIBOR less 6.25 bps	(48)
	5/15/21	5,000	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(133)
	5/15/21	640	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(18)
	5/15/21	700	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(20)
	2/15/22	4,000	ZCS	at maturity	compounded 3 month LIBOR less 10.0 bps	43
	8/15/22	5,000	ZCS	at maturity	compounded 3 month LIBOR less 7.0 bps	(150)
	8/15/22	5,000	ZCS	at maturity	compounded 3 month LIBOR less 10.0 bps	65
	2/15/23	3,000	ZCS	at maturity	compounded 3 month LIBOR less 11.5 bps	18
	6/16/23	35,000	IRS	fixed rate of 4.396%	compounded 3 month LIBOR	160
Goldman Sachs	6/20/10	1,000	CDS	upon the occurrence of a negative credit event(4)	fixed rate of 0.38%	@—
	6/20/10	1,000	CDS	fixed rate of 0.26%	upon the occurrence of a negative credit event(5)	(2)
	2/15/21	24,500	ZCS	at maturity	compounded 3 month LIBOR	217
	2/15/21	5,000	ZCS	at maturity	compounded 3 month LIBOR	(153)
	2/15/22	50,000	ZCS	at maturity	compounded 3 month LIBOR	(345)
						415

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Notes to Financial Statements (cont’d)

						Net Unrealized
Counterparty	Termination Date	Notional Amount	Type	Pay	Receive	Appreciation (Depreciation)
		(000)				(000)
Balanced Portfolio
Bank of America	4/27/05	$1,100	TRS	3 month LIBOR	Index Return(1)	$(19)
	5/25/05	1,150	TRS	3 month LIBOR less 25 bps	Index Return(1)	(19)
	8/15/19	2,100	ZCS	at maturity	compounded 3 month LIBOR	9
	8/15/19	1,850	ZCS	at maturity	compounded 3 month LIBOR	9
	2/15/22	650	ZCS	at maturity	compounded 3 month LIBOR	2
	5/16/22	1,800	ZCS	at maturity	compounded 3 month LIBOR	8
	5/16/22	1,700	ZCS	at maturity	compounded 3 month LIBOR	14
Citigroup	2/15/19	1,850	ZCS	at maturity	compounded 3 month LIBOR	10
	5/15/19	800	ZCS	at maturity	compounded 3 month LIBOR less 7.125 bps	(7)
	11/15/19	300	ZCS	at maturity	compounded 3 month LIBOR less 7.9 bps	(5)
	5/15/20	500	ZCS	at maturity	compounded 3 month LIBOR less 9.75 bps	9
	5/15/20	1,025	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	(1)
	8/15/20	550	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(6)
	2/15/21	400	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(8)
	5/15/21	2,500	ZCS	at maturity	compounded 3 month LIBOR less 8.0 bps	(59)
	5/15/21	400	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(10)
	5/15/21	400	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(9)
	5/15/21	1,000	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(27)
	5/15/21	290	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(8)
	5/15/21	310	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(8)
	5/15/21	320	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(9)
	5/15/21	1,150	ZCS	at maturity	compounded 3 month LIBOR less 3.75 bps	(6)
	5/15/21	575	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	@—
	5/15/21	575	ZCS	at maturity	compounded 3 month LIBOR less 3.0 bps	18
	11/15/21	575	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	(5)
	11/15/21	875	ZCS	at maturity	compounded 3 month LIBOR less 3.7 bps	(10)
	11/15/21	575	ZCS	at maturity	compounded 3 month LIBOR less 4.25 bps	(5)
	2/15/22	400	ZCS	at maturity	compounded 3 month LIBOR less 10.0 bps	4
	8/15/22	400	ZCS	at maturity	compounded 3 month LIBOR less 7.0 bps	(12)
	8/15/22	250	ZCS	at maturity	compounded 3 month LIBOR less 10.0 bps	3
	2/15/23	250	ZCS	at maturity	compounded 3 month LIBOR less 11.5 bps	2
	2/15/23	500	ZCS	at maturity	compounded 3 month LIBOR less 12.0 bps	(6)
Credit Suisse First Boston	5/15/16	500	ZCS	at maturity	compounded 3 month LIBOR	4
	2/15/17	750	ZCS	at maturity	compounded 3 month LIBOR	20
	8/15/18	375	ZCS	at maturity	compounded 3 month LIBOR	(9)
	2/15/19	900	ZCS	at maturity	compounded 3 month LIBOR	9
	5/15/19	200	ZCS	at maturity	compounded 3 month LIBOR	1
	8/15/19	750	ZCS	at maturity	compounded 3 month LIBOR	(19)
	8/15/19	750	ZCS	at maturity	compounded 3 month LIBOR	(17)
	11/15/19	375	ZCS	at maturity	compounded 3 month LIBOR	(10)
	2/15/21	1,250	ZCS	at maturity	compounded 3 month LIBOR	(35)
	5/15/21	1,725	ZCS	at maturity	compounded 3 month LIBOR	(13)
	5/15/21	1,725	ZCS	at maturity	compounded 3 month LIBOR	(1)
	5/15/21	575	ZCS	at maturity	compounded 3 month LIBOR	8
	11/15/23	750	ZCS	at maturity	compounded 3 month LIBOR	6
Goldman Sachs	2/15/20	310	ZCS	at maturity	compounded 3 month LIBOR	(7)
	2/15/20	2,550	ZCS	at maturity	compounded 3 month LIBOR	17
	2/15/20	1,175	ZCS	at maturity	compounded 3 month LIBOR	8
	5/15/20	950	ZCS	at maturity	compounded 3 month LIBOR	13
	2/15/21	400	ZCS	at maturity	compounded 3 month LIBOR	(12)
	2/15/21	1,175	ZCS	at maturity	compounded 3 month LIBOR	(5)
	2/15/21	1,000	ZCS	at maturity	compounded 3 month LIBOR	(8)
	11/15/21	575	ZCS	at maturity	compounded 3 month LIBOR	@—

2005 Semi-Annual Report March 31, 2005 (unaudited)

Notes to Financial Statements (cont’d)

						Net Unrealized
Counterparty	Termination Date	Notional Amount	Type	Pay	Receive	Appreciation (Depreciation)
		(000)				(000)
Balanced Portfolio (cont’d)
	11/15/21	$1,000	ZCS	at maturity	compounded 3 month LIBOR	$(9)
	8/15/22	550	ZCS	at maturity	compounded 3 month LIBOR	(9)
	11/15/22	575	ZCS	at maturity	compounded 3 month LIBOR	14
						$(205)

(1)          Receive if positive (pay if negative), the total rate of return on the Banc of America Securities LLC AAA 10-year Commercial Mortgage-Backed Securities Daily Index.

(2)          Payment of $1,000,000 or $10,000,000, in the event of a missed payment or bankruptcy by the issuer, respectively, of Cooper Tire and Rubber Co., 7.75% Bond Maturing 12/15/09.

(3)          Payment of $1,000,000 or $10,000,000, in the event of a missed payment or bankruptcy by the issuer, respectively, of Lear Corp., 8.11% Bond Maturing 5/15/09.

(4)          Payment of $1,000,000 or $10,000,000, in the event of a missed payment or bankruptcy by the issuer, respectively, of American International Group, Inc., Zero Coupon Bond Maturing 11/9/31.

(5)          Payment of $1,000,000 or $10,000,000, in the event of a missed payment or bankruptcy by the issuer, respectively, of Chubb Corp., 6.00% Bond Maturing 11/15/11.

bps	—	Basis Points
CDS	—	Credit Default Swap
IRS	—	Interest Rate Swap
TRS	—	Total Return Swap
ZCS	—	Zero Coupon Interest Rate Swap
@	—	Amount is less than $500.

4. Covered Call Options: During the six months ended March 31, 2005, the Limited Duration Portfolio wrote covered call options as follows:

	Number of Contracts	Total Premiums Received
(000)
Options Outstanding — October 1, 2004	—	$—
Options Written	550	41
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(550)	(41)
Options Exercised	—	—
Options Outstanding — March 31, 2005	—	$—

H. Securities Lending.  Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income.  Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolios’ Statements of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower. The value of loaned securities and related collateral outstanding at March 31, 2005 are as follows:

Portfolio	Value of Loaned Securities	Value of Collateral
	(000)	(000)
Core Plus Fixed Income	$620,597	$626,476
Investment Grade Fixed Income	124,653	126,061
U.S. Core Fixed Income	53,907	54,478
High Yield	43,377	44,486
Balanced	14,204	14,422

The following Portfolios had income from securities lending (after rebates to borrowers and allocation to the securities lending agent)

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Notes to Financial Statements (cont’d)

Portfolio	Net Interest Earned by Portfolio
(000)
Core Plus Fixed Income	$354
Investment Grade Fixed Income	82
U.S. Core Fixed Income	39
High Yield	96
Balanced	20

I. Federal Income Taxes. It is each Portfolio’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid quarterly except for those of the Intermediate Duration, Limited Duration and Municipal Portfolios which are declared and paid monthly. Net realized capital gains are distributed at least annually.

The tax character of the Municipal Portfolio’s ordinary income distributions include tax exempt as well as taxable components. The undistributed ordinary income for the Municipal Portfolio includes tax exempt as well as taxable components.

The tax character for distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2004 and 2003 were as follows:

	2004 Distributions Paid From:		2003 Distributions Paid From:
Portfolio	Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
	(000)	(000)	(000)	(000)
Core Plus Fixed Income	$126,969	$—	$267,294	$—
Investment Grade Fixed Income	22,008	—	28,788	666
U.S. Core Fixed Income	11,852	—	20,574	199
High Yield	19,905	—	24,256	—
Intermediate Duration	4,792	—	6,936	1,160
International Fixed Income	16,118	—	—	—
Limited Duration	21,585	1,603	14,833	688
Municipal	10,806	—	10,489	—
Balanced	5,978	—	10,117	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.  Temporary differences are generally due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post October losses. Permanent differences are generally due to REIT adjustments, foreign currency transactions, swap transactions, distribution reclass and paydown adjustments.

Permanent book and tax basis differences may result in reclassifications to undistributed (distributions in excess of) net investment income, accumulated net realized gain (loss) and paid-in capital.

At September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain
	(000)	(000)
Core Plus Fixed Income	$33,570	$—
Investment Grade Fixed Income	14,045	—
U.S. Core Fixed Income	7,218	—
High Yield	9,660	—
Intermediate Duration	993	311
International Fixed Income	5,353	—
Limited Duration	2,917	—
Municipal	1,200	—
Balanced	2,056	—

At March 31, 2005 cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

Portfolio	Cost	Appreciation	Depreciation	Net Unrealized Appreciation (Depreciation)
	(000)	(000)	(000)	(000)
Core Plus Fixed Income	$3,174,559	$70,459	$(64,580)	$5,879
Investment Grade Fixed Income	712,228	11,473	(7,041)	4,432
U.S. Core Fixed Income	332,407	4,806	(4,415)	391
High Yield	292,068	11,337	(41,567)	(30,230)
Intermediate Duration	240,074	1,072	(2,666)	(1,594)
International Fixed Income	166,035	18,192	(495)	17,697
Limited Duration	1,057,455	902	(11,986)	(11,084)
Municipal	482,189	17,830	(2,053)	15,777
Balanced	229,253	34,228	(3,902)	30,326

At September 30, 2004, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

	Expiration Date September 30,
	(000)
Portfolio	2007	2008	2009	2010	2011	2012	Total

Core Plus Fixed Income	$—	$—	$—	$—	$40,280	$—	$40,280
High Yield	718	12,236	26,962	20,212	183,778	205,457	449,363

2005 Semi-Annual Report March 31, 2005 (unaudited)

Notes to Financial Statements (cont’d)

	Expiration Date September 30,
	(000)
Portfolio	2007	2008	2009	2010	2011	2012	Total
International Fixed Income	—	—	947	57	—	—	1,004
Municipal	—	—	281	—	171	1,261	1,713
Balanced	—	—	—	37,097	40,947	—	78,044

In addition to the $449,363,000 in unused capital losses attributed to the High Yield Portfolio in the table above, approximately $65,670,000 has been brought forward as a result of the Portfolio.  The utilization of the capital loss carryforward in subsequent years may be limited pursuant to sections 382 and 383 of the Internal Revenue Code.  This acquired capital loss carryforward is expected to expire between 2006-2012.

To the extent that capital loss carryover is used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended September 30, 2004, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately

Portfolio	Capital Loss Carryforward Utilized
(000)
Core Plus Fixed Income	$13,662
Intermediate Duration	280
International Fixed Income	312
Balanced	6,081

Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2004, the following Portfolios elected to defer capital and currency losses occurring between November 1, 2003 and September 30, 2004 up to the following amounts:

Portfolio	Post-October
	Capital Losses	Currency Losses
	(000)	(000)
Core Plus Fixed Income	$20,307	$278
Investment Grade Fixed Income	913	21
High Yield	19,050	269
Intermediate Duration	426	14
Limited Duration	7,070	—
Municipal	1,432	—

J. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

K. Other.  The High Yield Portfolio’s net assets are substantially comprised of high yield fixed income securities. The financial condition of an issuer of these securities and general economic and industry specific conditions may affect an issuer’s ability to make payments of income and principal on these securities and ultimately impact their valuation.

A portion of the securities of the Municipal Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At March 31, 2005, approximately 75.0% of the net assets of the Municipal Portfolio are covered by such insurance. Listed below are the insurers that-insure obligations constituting more than 10% of the Portfolio’s net assets

Insurers	% of Portfolio’s Net Assets
MBIA	21.3%
AMBAC	17.3
FGIC	15.6
FSA	11.4
PSFG	11.0
XLCA	4.9

At March 31, 2005, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners was as follows:

	Percentage of Ownership
Portfolio	Institutional Class	Investment Class	Adviser Class
Core Plus Fixed Income	43.9%	97.2%	91.3%
Investment Grade Fixed Income	64.0	—	73.7
U.S. Core Fixed Income	91.0	—	88.9
High Yield	68.4	97.1	81.0
Intermediate Duration	94.9	100.0	—
International Fixed Income	74.0	—	—
Limited Duration	91.6	—	—
Municipal	50.8	—	—
Balanced	80.0	98.4	95.9

2005 Semi-Annual Report

March 31, 2005 (unaudited)

Trustee and Officer Information

Trustees

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, NY 10020

Distributor

Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, NY 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Officers

Charles A. Fiumefreddo
Chairman and Director of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

James W. Garrett
Treasurer and Chief Financial Officer

Michael J. Leary
Assistant Treasurer

Mary E. Mullin
Secretary

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q.  Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, http://www.sec.gov.  You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1(800) 354-8185 or by visiting our website at www.morganstanley.com/im.  This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses.  Please read the prospectus carefully before you invest or send money.  For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1(800) 354-8185.

Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

Investment Adviser: (610) 940-5000 • MSIF Trust (800) 354-8185

© 2004 Morgan Stanley

935-FXBALAR-0505

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)  Code of Ethics – Not applicable for semi-annual reports.

(b)(1)  A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2)  A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment company Act of 1940, the registrants has duly caused this report to be signed on its behalf by the undersigned, thereunto duly autorized.

(Registrant)	Morgan Stanley Institutional Fund Trust

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 19, 2005